UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Series Broad Market Opportunities

Fund

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Actual	1.00%	$ 1,000.00	$ 1,119.90	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.8	1.7
Apple, Inc.	1.5	0.9
British American Tobacco PLC sponsored ADR	1.1	1.3
Exxon Mobil Corp.	1.1	1.1
Bank of America Corp.	1.1	0.9
Microsoft Corp.	1.0	0.1
JPMorgan Chase & Co.	1.0	0.9
Facebook, Inc. Class A	1.0	0.2
The Coca-Cola Co.	0.9	1.1
U.S. Bancorp	0.9	0.9
	11.4
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stocks 97.5%	Stocks 99.0%
Convertible Securities 0.0%	Convertible Securities 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 2.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.8%

At period end, investments in foreign securities, including the Fund's pro-rata share of Fidelity's Equity Central Funds, was 14.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	6,976	$ 1,488,086
Fidelity Consumer Staples Central Fund (a)	5,231	1,009,815
Fidelity Energy Central Fund (a)	6,552	1,002,550
Fidelity Financials Central Fund (a)	28,217	2,304,171
Fidelity Health Care Central Fund (a)	5,678	1,577,685
Fidelity Industrials Central Fund (a)	6,013	1,323,415
Fidelity Information Technology Central Fund (a)	8,714	2,158,874
Fidelity Materials Central Fund (a)	2,085	480,692
Fidelity Telecom Services Central Fund (a)	1,703	276,065
Fidelity Utilities Central Fund (a)	3,239	486,746
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $9,809,068)		12,108,099
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(20,412)
NET ASSETS - 100%		$ 12,087,687
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 6,039
Fidelity Consumer Staples Central Fund	12,579
Fidelity Energy Central Fund	5,887
Fidelity Financials Central Fund	14,911
Fidelity Health Care Central Fund	3,021
Fidelity Industrials Central Fund	8,071
Fidelity Information Technology Central Fund	4,604
Fidelity Materials Central Fund	2,966
Fidelity Telecom Services Central Fund	7,706
Fidelity Utilities Central Fund	4,634
Total	$ 70,418
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 926,450	$ 565,407	$ 94,115	$ 1,488,086	0.1%
Fidelity Consumer Staples Central Fund	656,643	376,393	74,818	1,009,815	0.1%
Fidelity Energy Central Fund	680,945	384,783	113,647	1,002,550	0.1%
Fidelity Financials Central Fund	1,381,437	854,734	125,720	2,304,171	0.1%
Fidelity Health Care Central Fund	949,022	539,657	174,219	1,577,685	0.1%
Fidelity Industrials Central Fund	828,678	466,232	76,185	1,323,415	0.1%
Fidelity Information Technology Central Fund	1,324,236	778,974	125,698	2,158,874	0.1%
Fidelity Materials Central Fund	292,094	164,563	15,897	480,692	0.1%
Fidelity Telecom Services Central Fund	189,932	137,420	57,491	276,065	0.1%
Fidelity Utilities Central Fund	293,752	177,959	40,272	486,746	0.1%
Total	$ 7,523,189	$ 4,446,122	$ 898,062	$ 12,108,099
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the Fund's pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
United Kingdom	2.4%
Ireland	1.7%
Cayman Islands	1.6%
Bermuda	1.1%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investments in Fidelity Central Funds (cost $9,809,068)		$ 12,108,099
Cash		4
Receivable for investments sold		141,277
Receivable for fund shares sold		1,029
Prepaid expenses		9
Receivable from investment adviser for expense reductions		276
Other receivables		108
Total assets		12,250,802

Liabilities
Payable for investments purchased	$ 1,029
Payable for fund shares redeemed	136,091
Accrued management fee	5,481
Other affiliated payables	1,465
Audit fee payable	14,831
Other payables and accrued expenses	4,218
Total liabilities		163,115

Net Assets		$ 12,087,687
Net Assets consist of:
Paid in capital		$ 9,831,274
Undistributed net investment income		10,738
Accumulated undistributed net realized gain (loss) on investments		(53,356)
Net unrealized appreciation (depreciation) on investments		2,299,031
Net Assets, for 804,316 shares outstanding		$ 12,087,687
Net Asset Value, offering price and redemption price per share ($12,087,687 ÷ 804,316 shares)		$ 15.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 70,418

Expenses
Management fee	$ 27,305
Transfer agent fees	6,028
Accounting fees and expenses	1,928
Custodian fees and expenses	6,915
Independent trustees' compensation	17
Audit	17,883
Legal	17
Miscellaneous	412
Total expenses before reductions	60,505
Expense reductions	(11,336)	49,169
Net investment income (loss)		21,249
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds		(7,760)
Change in net unrealized appreciation (depreciation) on investment securities		1,044,604
Net gain (loss)		1,036,844
Net increase (decrease) in net assets resulting from operations		$ 1,058,093

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,249	$ 40,715
Net realized gain (loss)	(7,760)	446,778
Change in net unrealized appreciation (depreciation)	1,044,604	834,942
Net increase (decrease) in net assets resulting from operations	1,058,093	1,322,435
Distributions to shareholders from net investment income	(38,985)	(33,770)
Distributions to shareholders from net realized gain	(89,016)	(4,894)
Total distributions	(128,001)	(38,664)
Share transactions Proceeds from sales of shares	5,078,972	3,253,769
Reinvestment of distributions	128,001	38,664
Cost of shares redeemed	(1,549,196)	(2,207,762)
Net increase (decrease) in net assets resulting from share transactions	3,657,777	1,084,671
Total increase (decrease) in net assets	4,587,869	2,368,442

Net Assets
Beginning of period	7,499,818	5,131,376
End of period (including undistributed net investment income of $10,738 and undistributed net investment income of $28,474, respectively)	$ 12,087,687	$ 7,499,818
Other Information Shares
Sold	350,682	264,963
Issued in reinvestment of distributions	9,130	3,531
Redeemed	(106,746)	(179,104)
Net increase (decrease)	253,066	89,390

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.61	$ 11.11	$ 8.65	$ 8.95	$ 8.04	$ 7.87
Income from Investment Operations
Net investment income (loss) D	.03	.08	.07	.03	.03	.05
Net realized and unrealized gain (loss)	1.59	2.50	2.44	(.28)	.93	.16
Total from investment operations	1.62	2.58	2.51	(.25)	.96	.21
Distributions from net investment income	(.06)	(.07)	(.04)	(.04)	(.04)	(.04)
Distributions from net realized gain	(.14)	(.01)	- H	(.01)	(.01)	-
Total distributions	(.20)	(.08)	(.05) I	(.05)	(.05)	(.04)
Net asset value, end of period	$ 15.03	$ 13.61	$ 11.11	$ 8.65	$ 8.95	$ 8.04
Total Return B,C	11.99%	23.39%	29.07%	(2.91)%	11.92%	2.78%
Ratios to Average Net Assets E,G
Expenses before reductions	1.23% A	1.40%	1.87%	1.92%	2.18%	2.64%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00% A	.98%	.98%	.98%	.98%	.99%
Net investment income (loss)	.43% A	.66%	.64%	.34%	.38%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,088	$ 7,500	$ 5,131	$ 3,524	$ 3,736	$ 3,130
Portfolio turnover rate F	18% A	28%	36%	39%	38%	54%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual share holder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,326,573
Gross unrealized depreciation	(27,542)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,299,031

Tax cost	$ 9,809,068

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (43,096)

4. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares aggregated $4,446,122 and $898,062, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $11,233.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund and the Equity Central Funds include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $103 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BMO-SANN-0514
1.848240.106

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,033.20	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class T	1.10%
Actual		$ 1,000.00	$ 1,031.10	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.60%
Actual		$ 1,000.00	$ 1,028.60	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Class C	1.60%
Actual		$ 1,000.00	$ 1,029.50	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,034.80	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,033.80	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 30%
Class A	.86%
Actual		$ 1,000.00	$ 1,043.40	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.14%
Actual		$ 1,000.00	$ 1,041.70	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,039.60	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.62%
Actual		$ 1,000.00	$ 1,039.90	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.15
Asset Manager 30%	.56%
Actual		$ 1,000.00	$ 1,045.20	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,044.90	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13
Fidelity Asset Manager 40%
Class A	.86%
Actual		$ 1,000.00	$ 1,053.40	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.13%
Actual		$ 1,000.00	$ 1,051.40	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.63%
Actual		$ 1,000.00	$ 1,048.70	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class C	1.63%
Actual		$ 1,000.00	$ 1,049.10	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Asset Manager 40%	.57%
Actual		$ 1,000.00	$ 1,055.00	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,053.90	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,062.20	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,060.90	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.71%
Actual		$ 1,000.00	$ 1,058.20	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 50% - continued
Class C	1.73%
Actual		$ 1,000.00	$ 1,058.00	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,064.20	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,064.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58
Fidelity Asset Manager 60%
Class A	1.04%
Actual		$ 1,000.00	$ 1,070.70	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.30%
Actual		$ 1,000.00	$ 1,069.50	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.83%
Actual		$ 1,000.00	$ 1,067.00	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,066.50	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 60%	.73%
Actual		$ 1,000.00	$ 1,072.80	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,072.70	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03
Fidelity Asset Manager 70%
Class A	1.04%
Actual		$ 1,000.00	$ 1,078.50	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.30%
Actual		$ 1,000.00	$ 1,077.30	$ 6.73
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.87%
Actual		$ 1,000.00	$ 1,074.60	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.79%
Actual		$ 1,000.00	$ 1,074.80	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Asset Manager 70%	.73%
Actual		$ 1,000.00	$ 1,080.10	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,080.20	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 85%
Class A	1.03%
Actual		$ 1,000.00	$ 1,093.40	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.33%
Actual		$ 1,000.00	$ 1,091.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.84%
Actual		$ 1,000.00	$ 1,089.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.81%
Actual		$ 1,000.00	$ 1,089.10	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 85%	.75%
Actual		$ 1,000.00	$ 1,094.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,094.80	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .20%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	16.2
Fannie Mae	5.3	6.7
Freddie Mac	2.1	2.7
Ginnie Mae	1.5	2.0
Verizon Communications, Inc.	1.0	0.9
	30.5
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 29.7%	U.S. Government and U.S. Government Agency Obligations 28.0%
AAA,AA,A 5.9%	AAA,AA,A 7.9%
BBB 13.0%	BBB 10.9%
BB and Below 5.7%	BB and Below 5.8%
Not Rated 0.2%	Not Rated 0.2%
Equities* 21.6%	Equities** 23.3%
Short-Term Investments and Net Other Assets 23.9%	Short-Term Investments and Net Other Assets 23.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.3	0.3
Apple, Inc.	0.3	0.2
British American Tobacco PLC sponsored ADR	0.2	0.2
Exxon Mobil Corp.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
	1.2
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.2	27.1
Consumer Discretionary	4.6	5.3
Energy	4.5	4.8
Information Technology	3.6	3.9
Health Care	3.3	3.7
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures* 23.5%	Stock Class and Equity Futures** 23.4%
Bond Class 53.2%	Bond Class 52.4%
Short-Term Class 23.3%	Short-Term Class 24.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 12.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,467,210	$ 14,892,184
Fidelity Consumer Discretionary Central Fund (c)	449,280	95,844,991
Fidelity Consumer Staples Central Fund (c)	347,755	67,137,629
Fidelity Energy Central Fund (c)	436,563	66,798,572
Fidelity Financials Central Fund (c)	1,836,615	149,977,992
Fidelity Health Care Central Fund (c)	385,076	106,997,329
Fidelity Industrials Central Fund (c)	408,876	89,989,414
Fidelity Information Technology Central Fund (c)	581,992	144,194,329
Fidelity International Equity Central Fund (c)	3,262,353	269,274,646
Fidelity Materials Central Fund (c)	136,451	31,451,922
Fidelity Telecom Services Central Fund (c)	96,816	15,691,872
Fidelity Utilities Central Fund (c)	213,768	32,120,823
TOTAL EQUITY CENTRAL FUNDS (Cost $712,884,625)		1,084,371,703
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,436,433	24,559,242
Fidelity Floating Rate Central Fund (c)	1,366,887	148,307,258
Fidelity High Income CentralFund 1 (c)	1,005,139	105,197,824
TOTAL HIGH YIELD FIXED-INCOME FUNDS		278,064,324
Investment Grade Fixed-Income Funds - 49.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	491,025	48,233,380
Fidelity Investment Grade Bond Central Fund (c)	22,350,467	2,374,513,608
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,422,746,988
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,558,503,181)		2,700,811,312
Money Market Central Funds - 23.2%

Fidelity Cash Central Fund, 0.10% (a)	399,868,263	399,868,263
Fidelity Money Market Central Fund, 0.25% (a)	744,732,956	744,732,956
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,144,601,219)		1,144,601,219
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $7,609,693)	$ 7,610,000	$ 7,609,853
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,423,598,718)	4,937,394,087
NET OTHER ASSETS (LIABILITIES) - 0.0%	(573,325)
NET ASSETS - 100%	$ 4,936,820,762
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
541 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 50,437,430	$ 104,897
515 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	48,796,250	700,030
TOTAL EQUITY INDEX CONTRACTS		$ 99,233,680	$ 804,927

The face value of futures purchased as a percentage of net assets is 2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,209,922.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,208
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	448,938
Fidelity Consumer Staples Central Fund	894,619
Fidelity Emerging Markets Debt Central Fund	747,812
Fidelity Energy Central Fund	450,811
Fidelity Financials Central Fund	1,134,602
Fidelity Floating Rate Central Fund	3,584,875
Fidelity Health Care Central Fund	229,334
Fidelity High Income Central Fund 1	3,135,766
Fidelity Industrials Central Fund	619,843
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	355,556
Fidelity International Equity Central Fund	4,323,955
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	31,548,272
Fidelity Materials Central Fund	224,607
Fidelity Money Market Central Fund	904,800
Fidelity Telecom Services Central Fund	468,041
Fidelity Utilities Central Fund	352,953
Total	$ 49,625,456
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 216,042	$ 431,140	$ 14,892,184	4.5%
Fidelity Consumer Discretionary Central Fund	110,266,332	1,959,310	23,507,871	95,844,991	6.7%
Fidelity Consumer Staples Central Fund	77,277,841	1,993,613	16,069,964	67,137,629	6.3%
Fidelity Emerging Markets Debt Central Fund	23,831,998	1,570,808	718,591	24,559,242	29.9%
Fidelity Energy Central Fund	82,580,559	1,574,641	20,773,074	66,798,572	6.4%
Fidelity Financials Central Fund	159,655,376	6,353,021	31,453,997	149,977,992	6.7%
Fidelity Floating Rate Central Fund	143,112,173	6,646,123	4,299,258	148,307,258	10.5%
Fidelity Health Care Central Fund	111,549,674	1,091,925	26,785,679	106,997,329	6.6%
Fidelity High Income Central Fund 1	100,282,137	4,546,445	2,874,276	105,197,824	23.2%
Fidelity Industrials Central Fund	99,651,511	1,996,355	20,211,028	89,989,414	6.9%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	901,115	48,203,278	48,233,380	23.7%
Fidelity Information Technology Central Fund	157,914,162	1,597,990	29,893,768	144,194,329	6.6%
Fidelity International Equity Central Fund	226,280,447	36,863,955	7,407,378	269,274,646	8.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,744	91,884,005	69,594,378	2,374,513,608	32.3%
Fidelity Materials Central Fund	33,057,907	707,356	5,410,852	31,451,922	6.8%
Fidelity Telecom Services Central Fund	23,024,194	737,321	8,515,441	15,691,872	6.0%
Fidelity Utilities Central Fund	32,324,259	807,920	5,212,106	32,120,823	6.6%
Total	$ 3,824,118,444	$ 161,447,945	$ 321,362,079	$ 3,785,183,015
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,084,371,703	$ 1,084,371,703	$ -	$ -
Fixed-Income Central Funds	2,700,811,312	2,700,811,312	-	-
Money Market Central Funds	1,144,601,219	1,144,601,219	-	-
U.S. Treasury Obligations	7,609,853	-	7,609,853	-
Total Investments in Securities:	$ 4,937,394,087	$ 4,929,784,234	$ 7,609,853	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 804,927	$ 804,927	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 804,927	$ -
Total Value of Derivatives	$ 804,927	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.2%
Mexico	1.4%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,609,693)	$ 7,609,853
Fidelity Central Funds (cost $4,415,989,025)	4,929,784,234
Total Investments (cost $4,423,598,718)		$ 4,937,394,087
Receivable for investments sold		1,223,941
Receivable for fund shares sold		5,281,986
Distributions receivable from Fidelity Central Funds		33,428
Receivable for daily variation margin for derivative instruments		651,910
Prepaid expenses		5,457
Other receivables		16,047
Total assets		4,944,606,856

Liabilities
Payable for investments purchased	$ 365,833
Payable for fund shares redeemed	5,229,056
Accrued management fee	1,690,284
Distribution and service plan fees payable	39,278
Other affiliated payables	445,737
Other payables and accrued expenses	15,906
Total liabilities		7,786,094

Net Assets		$ 4,936,820,762
Net Assets consist of:
Paid in capital		$ 4,612,415,434
Undistributed net investment income		10,942,537
Accumulated undistributed net realized gain (loss) on investments		(201,137,505)
Net unrealized appreciation (depreciation) on investments		514,600,296
Net Assets		$ 4,936,820,762

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,924,844 ÷ 2,885,734 shares)		$ 13.49

Maximum offering price per share (100/94.25 of $13.49)		$ 14.31
Class T: Net Asset Value and redemption price per share ($20,083,727 ÷ 1,491,714 shares)		$ 13.46

Maximum offering price per share (100/96.50 of $13.46)		$ 13.95
Class B: Net Asset Value and offering price per share ($2,401,926 ÷ 178,718 shares)A		$ 13.44

Class C: Net Asset Value and offering price per share ($25,140,652 ÷ 1,873,979 shares)A		$ 13.42

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,817,659,005 ÷ 356,693,467 shares)		$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,610,608 ÷ 2,415,399 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 980
Income from Fidelity Central Funds		49,625,456
Total income		49,626,436

Expenses
Management fee	$ 10,022,254
Transfer agent fees	2,084,480
Distribution and service plan fees	237,391
Accounting fees and expenses	583,305
Custodian fees and expenses	1,762
Independent trustees' compensation	9,441
Registration fees	111,648
Audit	22,014
Legal	12,402
Miscellaneous	17,810
Total expenses before reductions	13,102,507
Expense reductions	(12,210)	13,090,297
Net investment income (loss)		36,536,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,122
Fidelity Central Funds	23,347,490
Futures contracts	6,013,931
Capital gain distributions from Fidelity Central Funds	470,308
Total net realized gain (loss)		29,834,851
Change in net unrealized appreciation (depreciation) on: Investment securities	97,631,369
Futures contracts	413,288
Total change in net unrealized appreciation (depreciation)		98,044,657
Net gain (loss)		127,879,508
Net increase (decrease) in net assets resulting from operations		$ 164,415,647

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,536,139	$ 64,436,359
Net realized gain (loss)	29,834,851	8,720,794
Change in net unrealized appreciation (depreciation)	98,044,657	109,590,957
Net increase (decrease) in net assets resulting from operations	164,415,647	182,748,110
Distributions to shareholders from net investment income	(30,639,124)	(64,845,118)
Distributions to shareholders from net realized gain	(107,790,846)	(95,880,347)
Total distributions	(138,429,970)	(160,725,465)
Share transactions - net increase (decrease)	78,487,354	93,638,244
Total increase (decrease) in net assets	104,473,031	115,660,889

Net Assets
Beginning of period	4,832,347,731	4,716,686,842
End of period (including undistributed net investment income of $10,942,537 and undistributed net investment income of $5,045,522, respectively)	$ 4,936,820,762	$ 4,832,347,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.08	.14	.18	.19	.22	.33
Net realized and unrealized gain (loss)	.36	.31	.91	.09	.74	.48
Total from investment operations	.44	.45	1.09	.28	.96	.81
Distributions from net investment income	(.06)	(.14)	(.18)	(.20)	(.21)	(.36)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.37) I	(.40) J	(.34)	(.21) K	(.21) L	(.36)
Net asset value, end of period	$ 13.49	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Total Return B, C, D	3.32%	3.47%	8.76%	2.22%	8.26%	7.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.82% A	.82%	.83%	.85%	.83%	.87%
Net investment income (loss)	1.22% A	1.03%	1.36%	1.51%	1.80%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,925	$ 43,449	$ 46,763	$ 36,016	$ 31,268	$ 24,488
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.302 per share.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

L Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.06	.10	.14	.16	.19	.30
Net realized and unrealized gain (loss)	.35	.33	.90	.09	.74	.48
Total from investment operations	.41	.43	1.04	.25	.93	.78
Distributions from net investment income	(.05)	(.10)	(.15)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.35)	(.37)	(.30) I	(.18)	(.18) J	(.33)
Net asset value, end of period	$ 13.46	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Total Return B, C, D	3.11%	3.28%	8.39%	1.96%	8.00%	7.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.10%	1.10%	1.11%	1.09%	1.11%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.09%	1.11%
Expenses net of all reductions	1.10% A	1.09%	1.10%	1.10%	1.09%	1.11%
Net investment income (loss)	.94% A	.75%	1.09%	1.26%	1.55%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,084	$ 19,844	$ 18,870	$ 17,765	$ 15,771	$ 10,032
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.09	.12	.24
Net realized and unrealized gain (loss)	.35	.32	.90	.10	.74	.49
Total from investment operations	.38	.35	.97	.19	.86	.73
Distributions from net investment income	(.01)	(.04)	(.08)	(.09)	(.11)	(.28)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.32) I	(.30) J	(.23) K	(.11)	(.12)	(.28)
Net asset value, end of period	$ 13.44	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Total Return B, C, D	2.86%	2.71%	7.81%	1.48%	7.34%	6.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.62%	1.64%	1.65%	1.67%	1.69%
Expenses net of fee waivers, if any	1.60% A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.60% A	1.61%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.44% A	.23%	.55%	.72%	.99%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,402	$ 2,725	$ 2,732	$ 3,044	$ 3,717	$ 2,712
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.302 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.03	.03	.08	.10	.12	.24
Net realized and unrealized gain (loss)	.36	.33	.89	.09	.74	.49
Total from investment operations	.39	.36	.97	.19	.86	.73
Distributions from net investment income	(.01)	(.04)	(.08)	(.10)	(.12)	(.28)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.32) I	(.31)	(.24)	(.12)	(.12) J	(.28)
Net asset value, end of period	$ 13.42	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Total Return B, C, D	2.95%	2.73%	7.80%	1.48%	7.40%	6.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of all reductions	1.60% A	1.59%	1.60%	1.60%	1.60%	1.63%
Net investment income (loss)	.44% A	.25%	.59%	.76%	1.03%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,141	$ 24,910	$ 22,600	$ 19,325	$ 15,728	$ 9,189
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.302 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Income from Investment Operations
Net investment income (loss) D	.10	.18	.22	.23	.25	.35
Net realized and unrealized gain (loss)	.36	.31	.91	.09	.75	.50
Total from investment operations	.46	.49	1.13	.32	1.00	.85
Distributions from net investment income	(.09)	(.18)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.39)	(.44) H	(.38)	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.51	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Total Return B, C	3.48%	3.79%	9.06%	2.52%	8.54%	7.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.53%	.54%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.53% A	.53%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.53% A	.52%	.54%	.54%	.56%	.58%
Net investment income (loss)	1.51% A	1.32%	1.65%	1.82%	2.08%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,817,659	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692
Portfolio turnover rate F	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Income from Investment Operations
Net investment income (loss) D	.10	.17	.21	.23	.25	.36
Net realized and unrealized gain (loss)	.35	.33	.90	.10	.74	.50
Total from investment operations	.45	.50	1.11	.33	.99	.86
Distributions from net investment income	(.08)	(.17)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.39) H	(.44)	(.37) I	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.50	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Total Return B, C	3.38%	3.83%	8.94%	2.57%	8.46%	8.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.57%	.58%	.59%	.56%	.56%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.59%	.56%	.56%
Expenses net of all reductions	.56% A	.56%	.57%	.59%	.55%	.56%
Net investment income (loss)	1.48% A	1.29%	1.62%	1.77%	2.09%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,611	$ 32,926	$ 30,383	$ 23,073	$ 4,739	$ 2,697
Portfolio turnover rate F	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.302 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	16.1
Fannie Mae	5.3	6.7
Freddie Mac	2.0	2.7
Ginnie Mae	1.5	2.0
Verizon Communications, Inc.	1.0	0.8
	30.4
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 29.6%	U.S. Government and U.S. Government Agency Obligations 27.9%
AAA,AA,A 5.9%	AAA,AA,A 7.9%
BBB 12.9%	BBB 10.8%
BB and Below 5.6%	BB and Below 5.7%
Not Rated 0.2%	Not Rated 0.2%
Equities* 31.3%	Equities** 33.0%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 14.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.4	0.4
Apple, Inc.	0.4	0.2
British American Tobacco PLC sponsored ADR	0.3	0.3
Exxon Mobil Corp.	0.3	0.3
Bank of America Corp.	0.3	0.2
	1.7
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.9	17.2
Consumer Discretionary	5.9	6.5
Energy	5.3	5.3
Information Technology	4.8	5.3
Health Care	4.5	4.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures* 33.2%	Stock Class and Equity Futures** 33.3%
Bond Class 52.9%	Bond Class 52.1%
Short-Term Class 13.9%	Short-Term Class 14.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	217,357	$ 2,206,173
Fidelity Consumer Discretionary Central Fund (c)	99,375	21,199,743
Fidelity Consumer Staples Central Fund (c)	76,667	14,801,415
Fidelity Energy Central Fund (c)	97,023	14,845,532
Fidelity Financials Central Fund (c)	403,543	32,953,338
Fidelity Health Care Central Fund (c)	81,531	22,654,163
Fidelity Industrials Central Fund (c)	89,805	19,765,099
Fidelity Information Technology Central Fund (c)	123,737	30,657,018
Fidelity International Equity Central Fund (c)	759,755	62,710,156
Fidelity Materials Central Fund (c)	30,130	6,944,914
Fidelity Telecom Services Central Fund (c)	21,566	3,495,442
Fidelity Utilities Central Fund (c)	46,992	7,061,062
TOTAL EQUITY CENTRAL FUNDS (Cost $178,275,731)		239,294,055
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	364,713	3,676,302
Fidelity Floating Rate Central Fund (c)	205,309	22,276,000
Fidelity High Income Central Fund 1 (c)	145,878	15,267,632
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,219,934
Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (c)	73,916	7,260,758
Fidelity Investment Grade Bond Central Fund (c)	3,363,669	357,356,236
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		364,616,994
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $396,167,418)		405,836,928
Money Market Central Funds - 13.4%

Fidelity Cash Central Fund, 0.10% (a)	77,538,982	77,538,982
Fidelity Money Market Central Fund, 0.25% (a)	22,445,867	22,445,867
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $99,984,849)		99,984,849
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $1,029,960)	$ 1,030,000	$ 1,029,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $675,457,958)	746,145,813
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121,801)
NET ASSETS - 100%	$ 746,024,012
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 7,551,630	$ 15,705
65 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	6,158,750	88,354
TOTAL EQUITY INDEX CONTRACTS		$ 13,710,380	$ 104,059

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $749,989.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,464
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	92,491
Fidelity Consumer Staples Central Fund	187,274
Fidelity Emerging Markets Debt Central Fund	102,960
Fidelity Energy Central Fund	90,639
Fidelity Financials Central Fund	230,565
Fidelity Floating Rate Central Fund	493,274
Fidelity Health Care Central Fund	46,936
Fidelity High Income Central Fund 1	419,746
Fidelity Industrials Central Fund	126,771
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	72,084
Fidelity International Equity Central Fund	981,896
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	4,367,525
Fidelity Materials Central Fund	45,990
Fidelity Money Market Central Fund	27,270
Fidelity Telecom Services Central Fund	100,102
Fidelity Utilities Central Fund	72,050
Total	$ 7,492,632
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 363,110	$ 18,994	$ 2,206,173	0.7%
Fidelity Consumer Discretionary Central Fund	19,420,783	3,673,879	3,319,116	21,199,743	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	2,716,300	2,043,636	14,801,415	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	770,393	31,657	3,676,302	4.5%
Fidelity Energy Central Fund	13,896,427	2,651,171	2,424,442	14,845,532	1.4%
Fidelity Financials Central Fund	27,829,819	6,115,666	4,043,158	32,953,338	1.5%
Fidelity Floating Rate Central Fund	17,596,324	4,478,006	189,939	22,276,000	1.6%
Fidelity Health Care Central Fund	19,099,953	2,693,630	3,399,642	22,654,163	1.4%
Fidelity High Income Central Fund 1	12,137,215	2,836,498	126,626	15,267,632	3.4%
Fidelity Industrials Central Fund	16,925,416	3,382,384	2,235,103	19,765,099	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	1,681,906	6,243,191	7,260,758	3.6%
Fidelity Information Technology Central Fund	26,700,966	3,858,728	2,841,967	30,657,018	1.4%
Fidelity International Equity Central Fund	47,258,718	13,049,120	518,322	62,710,156	2.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	68,818,844	3,070,680	357,356,236	4.9%
Fidelity Materials Central Fund	5,677,622	1,190,787	551,912	6,944,914	1.5%
Fidelity Telecom Services Central Fund	3,800,294	735,475	1,127,969	3,495,442	1.3%
Fidelity Utilities Central Fund	5,425,376	1,155,537	383,587	7,061,062	1.5%
Total	$ 534,575,161	$ 120,171,434	$ 32,569,941	$ 645,130,983
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 239,294,055	$ 239,294,055	$ -	$ -
Fixed-Income Central Funds	405,836,928	405,836,928	-	-
Money Market Central Funds	99,984,849	99,984,849	-	-
U.S. Treasury Obligations	1,029,981	-	1,029,981	-
Total Investments in Securities:	$ 746,145,813	$ 745,115,832	$ 1,029,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 104,059	$ 104,059	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 104,059	$ -
Total Value of Derivatives	$ 104,059	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.1%
United Kingdom	2.9%
Mexico	1.4%
Japan	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,029,960)	$ 1,029,981
Fidelity Central Funds (cost $674,427,998)	745,115,832
Total Investments (cost $675,457,958)		$ 746,145,813
Receivable for investments sold		418,605
Receivable for fund shares sold		955,406
Distributions receivable from Fidelity Central Funds		6,400
Receivable for daily variation margin for derivative instruments		91,310
Prepaid expenses		810
Other receivables		3,156
Total assets		747,621,500

Liabilities
Payable for fund shares redeemed	$ 1,237,473
Accrued management fee	253,083
Distribution and service plan fees payable	19,763
Other affiliated payables	72,032
Other payables and accrued expenses	15,137
Total liabilities		1,597,488

Net Assets		$ 746,024,012
Net Assets consist of:
Paid in capital		$ 692,909,503
Undistributed net investment income		2,038,736
Accumulated undistributed net realized gain (loss) on investments		(19,716,141)
Net unrealized appreciation (depreciation) on investments		70,791,914
Net Assets		$ 746,024,012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,972,009 ÷ 1,689,185 shares)		$ 10.64

Maximum offering price per share (100/94.25 of $10.64)		$ 11.29
Class T: Net Asset Value and redemption price per share ($7,951,679 ÷ 747,853 shares)		$ 10.63

Maximum offering price per share (100/96.50 of $10.63)		$ 11.02
Class B: Net Asset Value and offering price per share ($963,073 ÷ 90,714 shares)A		$ 10.62

Class C: Net Asset Value and offering price per share ($14,817,369 ÷ 1,398,998 shares)A		$ 10.59

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($695,288,486 ÷ 65,327,762 shares)		$ 10.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,031,396 ÷ 848,572 shares)		$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 134
Income from Fidelity Central Funds		7,492,632
Total income		7,492,766

Expenses
Management fee	$ 1,391,125
Transfer agent fees	277,648
Distribution and service plan fees	110,518
Accounting fees and expenses	130,206
Custodian fees and expenses	1,480
Independent trustees' compensation	1,257
Registration fees	61,180
Audit	23,324
Legal	1,328
Miscellaneous	2,136
Total expenses before reductions	2,000,202
Expense reductions	(3,720)	1,996,482
Net investment income (loss)		5,496,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,204,851
Futures contracts	761,273
Capital gain distributions from Fidelity Central Funds	63,247
Total net realized gain (loss)		2,029,371
Change in net unrealized appreciation (depreciation) on: Investment securities	21,749,501
Futures contracts	71,985
Total change in net unrealized appreciation (depreciation)		21,821,486
Net gain (loss)		23,850,857
Net increase (decrease) in net assets resulting from operations		$ 29,347,141

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,496,284	$ 7,059,582
Net realized gain (loss)	2,029,371	(90,818)
Change in net unrealized appreciation (depreciation)	21,821,486	21,625,354
Net increase (decrease) in net assets resulting from operations	29,347,141	28,594,118
Distributions to shareholders from net investment income	(4,255,018)	(6,529,336)
Distributions to shareholders from net realized gain	(11,398,470)	(7,146,966)
Total distributions	(15,653,488)	(13,676,302)
Share transactions - net increase (decrease)	132,119,318	191,780,334
Total increase (decrease) in net assets	145,812,971	206,698,150

Net Assets
Beginning of period	600,211,041	393,512,891
End of period (including undistributed net investment income of $2,038,736 and undistributed net investment income of $797,470, respectively)	$ 746,024,012	$ 600,211,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) E	.07	.12	.14	.16	.17	.22
Net realized and unrealized gain (loss)	.38	.44	.89	.01	.67	.40
Total from investment operations	.45	.56	1.03	.17	.84	.62
Distributions from net investment income	(.05)	(.11)	(.14)	(.15)	(.17)	(.24)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.24) I	(.28)	(.25)	(.46)	(.22)	(.24)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return B, C, D	4.34%	5.64%	11.20%	1.67%	9.39%	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.87%	.89%	.91%	.98%	1.21%
Expenses net of fee waivers, if any	.86% A	.87%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.86% A	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.36% A	1.15%	1.46%	1.63%	1.83%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,972	$ 15,100	$ 11,431	$ 9,024	$ 7,495	$ 4,305
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.06	.09	.12	.14	.15	.20
Net realized and unrealized gain (loss)	.37	.44	.89	.01	.67	.40
Total from investment operations	.43	.53	1.01	.15	.82	.60
Distributions from net investment income	(.04)	(.08)	(.12)	(.13)	(.15)	(.22)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.22)	(.25)	(.23)	(.44)	(.20)	(.22)
Net asset value, end of period	$ 10.63	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return B, C, D	4.17%	5.37%	10.91%	1.47%	9.15%	7.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.13%	1.14%	1.13%	1.19%	1.46%
Expenses net of fee waivers, if any	1.14% A	1.13%	1.14%	1.13%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	1.09% A	.89%	1.21%	1.39%	1.58%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,952	$ 7,064	$ 6,542	$ 4,885	$ 5,800	$ 2,181
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.38	.44	.89	- K	.67	.40
Total from investment operations	.41	.48	.96	.09	.77	.56
Distributions from net investment income	(.01)	(.04)	(.07)	(.07)	(.11)	(.18)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.20) I	(.21)	(.18)	(.38)	(.15) J	(.18)
Net asset value, end of period	$ 10.62	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return B, C, D	3.96%	4.81%	10.37%	.89%	8.62%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.66%	1.68%	1.70%	1.78%	2.00%
Expenses net of fee waivers, if any	1.64% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.58% A	.37%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 963	$ 1,078	$ 1,118	$ 1,076	$ 1,336	$ 773
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.183 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

K Amount represents less than $.0l per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.38	.43	.89	.01	.67	.39
Total from investment operations	.41	.47	.96	.10	.77	.55
Distributions from net investment income	(.02)	(.04)	(.07)	(.08)	(.10)	(.18)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.20)	(.21)	(.18)	(.39)	(.15)	(.18)
Net asset value, end of period	$ 10.59	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Total Return B, C, D	3.99%	4.75%	10.41%	.92%	8.63%	6.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.64%	1.66%	1.67%	1.72%	1.95%
Expenses net of fee waivers, if any	1.62% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62% A	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.60% A	.39%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,817	$ 12,001	$ 7,937	$ 5,967	$ 4,789	$ 2,499
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.09	.15	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.37	.44	.89	.01	.67	.40
Total from investment operations	.46	.59	1.06	.20	.86	.64
Distributions from net investment income	(.07)	(.14)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.31)	(.28)	(.49)	(.24)	(.26)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return B, C	4.52%	5.96%	11.53%	1.98%	9.67%	7.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.56%	.58%	.61%	.69%	.90%
Expenses net of fee waivers, if any	.56% A	.56%	.58%	.61%	.65%	.65%
Expenses net of all reductions	.56% A	.56%	.58%	.60%	.64%	.65%
Net investment income (loss)	1.67% A	1.46%	1.76%	1.92%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,288	$ 560,306	$ 364,386	$ 208,380	$ 109,249	$ 61,207
Portfolio turnover rate F	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.08	.14	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.38	.44	.90	- J	.67	.40
Total from investment operations	.46	.58	1.07	.19	.86	.64
Distributions from net investment income	(.07)	(.13)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.31) H	(.28)	(.48) I	(.24)	(.26)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Total Return B, C	4.49%	5.81%	11.56%	1.93%	9.67%	7.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.62%	.65%	.63%	.71%	.97%
Expenses net of fee waivers, if any	.62% A	.62%	.65%	.63%	.65%	.65%
Expenses net of all reductions	.62% A	.62%	.64%	.62%	.64%	.65%
Net investment income (loss)	1.60% A	1.40%	1.69%	1.90%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,031	$ 4,663	$ 2,099	$ 1,218	$ 1,168	$ 773
Portfolio turnover rate F	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

J Amount represents less than $.0l per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	14.6
Fannie Mae	4.8	5.8
Freddie Mac	1.9	2.4
Ginnie Mae	1.3	1.8
Verizon Communications, Inc.	0.9	0.7
	27.3
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 26.4%	U.S. Government and U.S. Government Agency Obligations 25.0%
AAA,AA,A 5.3%	AAA,AA,A 7.4%
BBB 11.6%	BBB 9.4%
BB and Below 5.5%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.2%
Equities 40.8%	Equities 42.8%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.6	0.5
Apple, Inc.	0.5	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Exxon Mobil Corp.	0.4	0.4
Bank of America Corp.	0.3	0.3
	2.2
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	16.6
Consumer Discretionary	7.3	7.6
Information Technology	6.6	7.0
Energy	5.8	6.2
Health Care	5.4	6.2
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 42.9%	Stock Class and Equity Futures 43.3%
Bond Class 47.9%	Bond Class 47.3%
Short-Term Class 9.2%	Short-Term Class 9.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	122,099	$ 26,047,431
Fidelity Consumer Staples Central Fund (c)	94,212	18,188,622
Fidelity Emerging Markets Equity Central Fund (c)	33,698	6,936,068
Fidelity Energy Central Fund (c)	119,126	18,227,463
Fidelity Financials Central Fund (c)	494,770	40,402,892
Fidelity Health Care Central Fund (c)	99,709	27,705,163
Fidelity Industrials Central Fund (c)	110,016	24,213,410
Fidelity Information Technology Central Fund (c)	151,288	37,483,227
Fidelity International Equity Central Fund (c)	898,602	74,170,604
Fidelity Materials Central Fund (c)	36,962	8,519,829
Fidelity Telecom Services Central Fund (c)	26,538	4,301,234
Fidelity Utilities Central Fund (c)	57,652	8,662,771
TOTAL EQUITY CENTRAL FUNDS (Cost $223,049,404)		294,858,714
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	339,445	3,421,607
Fidelity Floating Rate Central Fund (c)	191,860	20,816,800
Fidelity High Income Central Fund 1 (c)	134,579	14,085,039
TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,323,446
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	69,189	6,796,443
Fidelity Investment Grade Bond Central Fund (c)	2,822,815	299,895,897
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		306,692,340
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $338,110,122)		345,015,786
Money Market Central Funds - 8.5%

Fidelity Cash Central Fund, 0.10% (a)	49,086,874	49,086,874
Fidelity Money Market Central Fund, 0.25% (a)	10,298,182	10,298,182
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $59,385,056)		59,385,056
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $919,955)	$ 920,000	$ 919,980
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,464,537)	700,179,536
NET OTHER ASSETS (LIABILITIES) - 0.1%	484,896
NET ASSETS - 100%	$ 700,664,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 7,178,710	$ 14,930
58 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	5,495,500	78,838
TOTAL EQUITY INDEX CONTRACTS		$ 12,674,210	$ 93,768

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $694,986.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,555
Fidelity Consumer Discretionary Central Fund	111,170
Fidelity Consumer Staples Central Fund	226,146
Fidelity Emerging Markets Debt Central Fund	93,434
Fidelity Emerging Markets Equity Central Fund	23,616
Fidelity Energy Central Fund	107,788
Fidelity Financials Central Fund	275,944
Fidelity Floating Rate Central Fund	447,157
Fidelity Health Care Central Fund	56,354
Fidelity High Income Central Fund 1	377,468
Fidelity Industrials Central Fund	152,113
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	86,129
Fidelity International Equity Central Fund	1,147,354
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	3,572,067
Fidelity Materials Central Fund	55,160
Fidelity Money Market Central Fund	12,512
Fidelity Telecom Services Central Fund	121,310
Fidelity Utilities Central Fund	86,282
Total	$ 6,973,564
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 21,759,568	$ 5,630,178	$ 3,048,952	$ 26,047,431	1.8%
Fidelity Consumer Staples Central Fund	14,937,195	4,092,953	1,784,944	18,188,622	1.7%
Fidelity Emerging Markets Debt Central Fund	2,596,655	863,359	27,798	3,421,607	4.2%
Fidelity Emerging Markets Equity Central Fund	5,541,126	1,442,168	256,341	6,936,068	3.2%
Fidelity Energy Central Fund	15,512,706	3,999,042	2,158,538	18,227,463	1.7%
Fidelity Financials Central Fund	31,213,888	9,108,845	3,553,077	40,402,892	1.8%
Fidelity Floating Rate Central Fund	15,310,024	5,319,322	166,788	20,816,800	1.5%
Fidelity Health Care Central Fund	21,753,919	4,355,873	3,510,204	27,705,163	1.7%
Fidelity High Income Central Fund 1	10,590,437	3,231,044	111,192	14,085,039	3.1%
Fidelity Industrials Central Fund	18,962,897	5,154,383	1,913,743	24,213,410	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	1,937,760	5,538,470	6,796,443	3.3%
Fidelity Information Technology Central Fund	29,853,604	6,212,102	2,107,341	37,483,227	1.7%
Fidelity International Equity Central Fund	51,863,346	19,592,599	570,336	74,170,604	2.4%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	72,119,765	2,418,421	299,895,897	4.1%
Fidelity Materials Central Fund	6,337,248	1,810,328	382,909	8,519,829	1.9%
Fidelity Telecom Services Central Fund	4,227,092	1,100,231	1,129,498	4,301,234	1.6%
Fidelity Utilities Central Fund	6,497,366	1,760,740	636,679	8,662,771	1.8%
Total	$ 495,321,961	$ 147,730,692	$ 29,315,231	$ 639,874,500
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 294,858,714	$ 294,858,714	$ -	$ -
Fixed-Income Central Funds	345,015,786	345,015,786	-	-
Money Market Central Funds	59,385,056	59,385,056	-	-
U.S. Treasury Obligations	919,980	-	919,980	-
Total Investments in Securities:	$ 700,179,536	$ 699,259,556	$ 919,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 93,768	$ 93,768	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 93,768	$ -
Total Value of Derivatives	$ 93,768	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
United Kingdom	3.5%
Japan	1.7%
Mexico	1.3%
Netherlands	1.2%
France	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $919,955)	$ 919,980
Fidelity Central Funds (cost $620,544,582)	699,259,556
Total Investments (cost $621,464,537)		$ 700,179,536
Receivable for investments sold		205,058
Receivable for fund shares sold		3,802,167
Distributions receivable from Fidelity Central Funds		4,061
Receivable for daily variation margin for derivative instruments		84,830
Prepaid expenses		695
Other receivables		3,747
Total assets		704,280,094

Liabilities
Payable for investments purchased	$ 2,995,222
Payable for fund shares redeemed	280,931
Accrued management fee	236,594
Distribution and service plan fees payable	18,848
Other affiliated payables	68,405
Other payables and accrued expenses	15,662
Total liabilities		3,615,662

Net Assets		$ 700,664,432
Net Assets consist of:
Paid in capital		$ 638,579,524
Undistributed net investment income		3,143,507
Accumulated undistributed net realized gain (loss) on investments		(19,867,366)
Net unrealized appreciation (depreciation) on investments		78,808,767
Net Assets		$ 700,664,432

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,685,083 ÷ 1,903,695 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($7,691,639 ÷ 709,275 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($1,183,046 ÷ 108,919 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($13,125,373 ÷ 1,213,122 shares)A		$ 10.82

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($656,177,118 ÷ 60,392,856 shares)		$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,802,173 ÷ 165,881 shares)		$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 116
Income from Fidelity Central Funds		6,973,564
Total income		6,973,680

Expenses
Management fee	$ 1,271,356
Transfer agent fees	259,790
Distribution and service plan fees	102,399
Accounting fees and expenses	121,450
Custodian fees and expenses	1,476
Independent trustees' compensation	1,134
Registration fees	70,670
Audit	23,324
Legal	1,167
Miscellaneous	1,876
Total expenses before reductions	1,854,642
Expense reductions	(3,812)	1,850,830
Net investment income (loss)		5,122,850
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9
Fidelity Central Funds	905,082
Futures contracts	814,690
Capital gain distributions from Fidelity Central Funds	56,533
Total net realized gain (loss)		1,776,314
Change in net unrealized appreciation (depreciation) on: Investment securities	25,232,022
Futures contracts	21,180
Total change in net unrealized appreciation (depreciation)		25,253,202
Net gain (loss)		27,029,516
Net increase (decrease) in net assets resulting from operations		$ 32,152,366

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,122,850	$ 6,573,207
Net realized gain (loss)	1,776,314	(287,180)
Change in net unrealized appreciation (depreciation)	25,253,202	29,300,784
Net increase (decrease) in net assets resulting from operations	32,152,366	35,586,811
Distributions to shareholders from net investment income	(4,375,306)	(5,312,844)
Distributions to shareholders from net realized gain	(15,119,456)	(4,958,079)
Total distributions	(19,494,762)	(10,270,923)
Share transactions - net increase (decrease)	158,733,820	147,547,780
Total increase (decrease) in net assets	171,391,424	172,863,668

Net Assets
Beginning of period	529,273,008	356,409,340
End of period (including undistributed net investment income of $3,143,507 and undistributed net investment income of $2,395,963, respectively)	$ 700,664,432	$ 529,273,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Income from Investment Operations
Net investment income (loss) E	.08	.12	.14	.16	.16	.20
Net realized and unrealized gain (loss)	.48	.66	1.07	(.06)	.70	.34
Total from investment operations	.56	.78	1.21	.10	.86	.54
Distributions from net investment income	(.07)	(.10)	(.14)	(.14)	(.15)	(.19)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.35)	(.23)	(.23)	(.42)	(.18)	(.19)
Net asset value, end of period	$ 10.87	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C, D	5.34%	7.88%	13.47%	.91%	9.96%	6.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.87%	.90%	.95%	1.06%	1.33%
Expenses net of fee waivers, if any	.86% A	.87%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.86% A	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.40% A	1.21%	1.49%	1.61%	1.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,685	$ 16,042	$ 14,048	$ 10,337	$ 6,308	$ 2,921
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.06	.10	.12	.13	.14	.18
Net realized and unrealized gain (loss)	.47	.66	1.06	(.05)	.70	.35
Total from investment operations	.53	.76	1.18	.08	.84	.53
Distributions from net investment income	(.06)	(.08)	(.12)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.33) I	(.21)	(.21)	(.40)	(.16)	(.18)
Net asset value, end of period	$ 10.84	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Total Return B, C, D	5.14%	7.62%	13.09%	.68%	9.69%	6.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.14%	1.17%	1.19%	1.32%	1.59%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.13%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	1.14% A	.94%	1.24%	1.36%	1.52%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,692	$ 6,969	$ 4,803	$ 3,760	$ 2,972	$ 2,089
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.48	.67	1.06	(.06)	.71	.35
Total from investment operations	.51	.71	1.13	.02	.80	.49
Distributions from net investment income	(.03)	(.02)	(.06)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.31)	(.15)	(.15)	(.34) I	(.11)	(.14)
Net asset value, end of period	$ 10.86	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Total Return B, C, D	4.87%	7.11%	12.56%	.13%	9.20%	6.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.68%	1.70%	1.73%	1.82%	2.08%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.64% A	.43%	.74%	.86%	1.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183	$ 776	$ 839	$ 856	$ 1,075	$ 1,263
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.48	.66	1.06	(.05)	.70	.34
Total from investment operations	.51	.70	1.13	.03	.79	.48
Distributions from net investment income	(.03)	(.03)	(.08)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.31)	(.16)	(.16) J	(.35) I	(.12)	(.13)
Net asset value, end of period	$ 10.82	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Total Return B, C, D	4.91%	7.02%	12.59%	.22%	9.07%	6.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.64%	1.67%	1.70%	1.82%	2.09%
Expenses net of fee waivers, if any	1.63% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.63%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.63% A	.44%	.74%	.86%	1.02%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,125	$ 9,272	$ 6,814	$ 3,911	$ 2,193	$ 1,469
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2014	Years ended September 30,
March 31,	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.09	.16	.18	.18	.18	.22
Net realized and unrealized gain (loss)	.48	.65	1.06	(.06)	.71	.34
Total from investment operations	.57	.81	1.24	.12	.89	.56
Distributions from net investment income	(.09)	(.13)	(.17)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.36) I	(.26)	(.26)	(.44) H	(.21)	(.22)
Net asset value, end of period	$ 10.87	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C	5.50%	8.21%	13.78%	1.17%	10.28%	7.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.57%	.59%	.64%	.76%	1.05%
Expenses net of fee waivers, if any	.57% A	.57%	.59%	.64%	.65%	.65%
Expenses net of all reductions	.56% A	.56%	.58%	.63%	.64%	.64%
Net investment income (loss)	1.70% A	1.51%	1.81%	1.87%	2.02%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,177	$ 495,019	$ 328,995	$ 146,236	$ 77,613	$ 36,198
Portfolio turnover rate F	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.276 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.09	.15	.17	.18	.18	.22
Net realized and unrealized gain (loss)	.47	.66	1.06	(.06)	.71	.34
Total from investment operations	.56	.81	1.23	.12	.89	.56
Distributions from net investment income	(.08)	(.13)	(.16)	(.16)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.36)	(.26)	(.25)	(.44)	(.21)	(.22)
Net asset value, end of period	$ 10.86	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C	5.39%	8.15%	13.74%	1.15%	10.28%	7.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.63%	.66%	.68%	.76%	1.07%
Expenses net of fee waivers, if any	.61% A	.63%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.61% A	.62%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.65% A	1.45%	1.74%	1.86%	2.01%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,802	$ 1,196	$ 911	$ 580	$ 882	$ 931
Portfolio turnover rate F	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.7	0.7
Apple, Inc.	0.6	0.4
British American Tobacco PLC sponsored ADR	0.4	0.5
Exxon Mobil Corp.	0.4	0.5
Facebook, Inc. Class A	0.4	0.1
Bank of America Corp.	0.4	0.4
Microsoft Corp.	0.4	0.0
United Technologies Corp.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Actavis PLC	0.3	0.2
	4.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.3
Consumer Discretionary	8.3	8.3
Information Technology	8.1	8.2
Health Care	7.0	7.4
Industrials	6.9	6.7
Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.4	12.9
Fannie Mae	4.3	5.5
Freddie Mac	1.6	2.1
Ginnie Mae	1.2	1.6
Verizon Communications, Inc.	0.8	0.7
	24.3
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 23.5%	U.S. Government and U.S. Government Agency Obligations 22.4%
AAA,AA,A 4.4%	AAA,AA,A 6.6%
BBB 10.4%	BBB 8.7%
BB and Below 5.4%	BB and Below 5.0%
Not Rated 0.2%	Not Rated 0.1%
Equities 50.7%	Equities 52.6%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 52.8%	Stock Class and Equity Futures 53.3%
Bond Class 42.8%	Bond Class 42.5%
Short-Term Class 4.4%	Short-Term Class 4.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 22.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,713,148	$ 365,465,813
Fidelity Consumer Staples Central Fund (c)	1,320,551	254,945,623
Fidelity Emerging Markets Equity Central Fund (c)	377,861	77,775,178
Fidelity Energy Central Fund (c)	1,662,846	254,432,066
Fidelity Financials Central Fund (c)	7,002,000	571,783,303
Fidelity Health Care Central Fund (c)	1,472,490	409,146,155
Fidelity Industrials Central Fund (c)	1,550,041	341,148,462
Fidelity Information Technology Central Fund (c)	2,220,647	550,187,452
Fidelity International Equity Central Fund (c)	13,058,996	1,077,889,497
Fidelity Materials Central Fund (c)	519,143	119,662,468
Fidelity Telecom Services Central Fund (c)	365,843	59,295,905
Fidelity Utilities Central Fund (c)	817,006	122,763,258
TOTAL EQUITY CENTRAL FUNDS (Cost $2,779,144,167)		4,204,495,180
Fixed-Income Central Funds - 44.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	3,834,311	38,649,855
Fidelity Floating Rate Central Fund (c)	2,193,596	238,005,141
Fidelity High Income Central Fund 1 (c)	1,525,141	159,621,294
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,276,290
Investment Grade Fixed-Income Funds - 38.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	790,214	77,622,759
Fidelity Investment Grade Bond Central Fund (c)	28,588,106	3,037,200,399
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,114,823,158
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,386,698,272)		3,551,099,448
Money Market Central Funds - 3.6%

Fidelity Cash Central Fund, 0.10% (a)	237,811,142	237,811,142
Fidelity Money Market Central Fund, 0.25% (a)	55,201,706	55,201,706
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $293,012,848)		293,012,848
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $12,079,415)	$ 12,080,000	$ 12,079,740
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,470,934,702)	8,060,687,216
NET OTHER ASSETS (LIABILITIES) - 0.0%	(828,442)
NET ASSETS - 100%	$ 8,059,858,774
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
715 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 66,659,450	$ 138,635
816 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	77,316,000	1,109,173
TOTAL EQUITY INDEX CONTRACTS		$ 143,975,450	$ 1,247,808

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,599,866.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,796
Fidelity Consumer Discretionary Central Fund	1,705,516
Fidelity Consumer Staples Central Fund	3,391,549
Fidelity Emerging Markets Debt Central Fund	1,171,114
Fidelity Emerging Markets Equity Central Fund	306,331
Fidelity Energy Central Fund	1,710,128
Fidelity Financials Central Fund	4,298,177
Fidelity Floating Rate Central Fund	5,276,147
Fidelity Health Care Central Fund	875,777
Fidelity High Income Central Fund 1	4,735,539
Fidelity Industrials Central Fund	2,341,592
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	1,347,352
Fidelity International Equity Central Fund	17,274,199
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	40,254,846
Fidelity Materials Central Fund	851,184
Fidelity Money Market Central Fund	67,066
Fidelity Telecom Services Central Fund	1,764,229
Fidelity Utilities Central Fund	1,342,766
Total	$ 88,832,356
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 368,560,570	$ 8,578,767	$ 39,707,591	$ 365,465,813	25.5%
Fidelity Consumer Staples Central Fund	258,773,766	8,359,093	27,190,238	254,945,623	23.8%
Fidelity Emerging Markets Debt Central Fund	36,891,425	2,617,323	660,318	38,649,855	47.1%
Fidelity Emerging Markets Equity Central Fund	78,408,818	1,727,616	5,145,638	77,775,178	35.5%
Fidelity Energy Central Fund	276,275,508	6,761,797	41,712,971	254,432,066	24.2%
Fidelity Financials Central Fund	539,003,304	26,873,102	53,094,393	571,783,303	25.7%
Fidelity Floating Rate Central Fund	179,583,040	57,957,749	3,703,715	238,005,141	16.9%
Fidelity Health Care Central Fund	374,363,101	6,029,811	53,233,544	409,146,155	25.4%
Fidelity High Income Central Fund 1	149,804,934	7,577,826	2,641,272	159,621,294	35.1%
Fidelity Industrials Central Fund	328,283,346	8,564,850	28,706,062	341,148,462	26.1%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,664,153	35,048,159	77,622,759	38.1%
Fidelity Information Technology Central Fund	530,928,191	8,811,580	46,017,026	550,187,452	25.1%
Fidelity International Equity Central Fund	972,640,958	66,705,714	17,872,531	1,077,889,497	35.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	125,441,268	51,308,177	3,037,200,399	41.4%
Fidelity Materials Central Fund	110,303,999	3,040,365	5,603,638	119,662,468	26.0%
Fidelity Telecom Services Central Fund	73,845,562	2,991,188	19,389,771	59,295,905	22.6%
Fidelity Utilities Central Fund	108,198,241	3,426,746	4,937,076	122,763,258	25.4%
Total	$ 7,435,954,232	$ 347,128,948	$ 435,972,120	$ 7,755,594,628
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,204,495,180	$ 4,204,495,180	$ -	$ -
Fixed-Income Central Funds	3,551,099,448	3,551,099,448	-	-
Money Market Central Funds	293,012,848	293,012,848	-	-
U.S. Treasury Obligations	12,079,740	-	12,079,740	-
Total Investments in Securities:	$ 8,060,687,216	$ 8,048,607,476	$ 12,079,740	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,247,808	$ 1,247,808	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,247,808	$ -
Total Value of Derivatives	$ 1,247,808	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.3%
United Kingdom	4.1%
Japan	2.2%
Netherlands	1.4%
France	1.3%
Mexico	1.1%
Switzerland	1.1%
Germany	1.0%
Ireland	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,079,415)	$ 12,079,740
Fidelity Central Funds (cost $6,458,855,287)	8,048,607,476
Total Investments (cost $6,470,934,702)		$ 8,060,687,216
Receivable for investments sold		3,065,901
Receivable for fund shares sold		8,094,581
Distributions receivable from Fidelity Central Funds		19,869
Receivable for daily variation margin for derivative instruments		931,970
Prepaid expenses		8,182
Other receivables		299,171
Total assets		8,073,106,890

Liabilities
Payable for investments purchased	$ 3,517,708
Payable for fund shares redeemed	5,013,967
Accrued management fee	3,353,882
Transfer agent fee payable	915,211
Distribution and service plan fees payable	62,306
Other affiliated payables	132,944
Other payables and accrued expenses	252,098
Total liabilities		13,248,116

Net Assets		$ 8,059,858,774
Net Assets consist of:
Paid in capital		$ 6,899,026,833
Undistributed net investment income		36,928,784
Accumulated undistributed net realized gain (loss) on investments		(467,097,165)
Net unrealized appreciation (depreciation) on investments		1,591,000,322
Net Assets		$ 8,059,858,774

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($73,674,247 ÷ 4,131,328 shares)		$ 17.83

Maximum offering price per share (100/94.25 of $17.83)		$ 18.92
Class T: Net Asset Value and redemption price per share ($31,082,590 ÷ 1,744,906 shares)		$ 17.81

Maximum offering price per share (100/96.50 of $17.81)		$ 18.46
Class B: Net Asset Value and offering price per share ($3,903,564 ÷ 219,532 shares)A		$ 17.78

Class C: Net Asset Value and offering price per share ($37,220,007 ÷ 2,100,179 shares)A		$ 17.72

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,887,427,839 ÷ 440,737,728 shares)		$ 17.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,550,527 ÷ 1,485,797 shares)		$ 17.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,513
Income from Fidelity Central Funds		88,832,356
Total income		88,833,869

Expenses
Management fee	$ 19,600,313
Transfer agent fees	5,315,269
Distribution and service plan fees	355,988
Accounting fees and expenses	741,159
Custodian fees and expenses	1,948
Independent trustees' compensation	15,453
Appreciation in deferred trustee compensation account	818
Registration fees	86,716
Audit	22,014
Legal	31,346
Miscellaneous	27,327
Total expenses before reductions	26,198,351
Expense reductions	(59,284)	26,139,067
Net investment income (loss)		62,694,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,889
Fidelity Central Funds	61,481,994
Futures contracts	10,931,474
Capital gain distributions from Fidelity Central Funds	735,649
Total net realized gain (loss)		73,222,006
Change in net unrealized appreciation (depreciation) on: Investment securities	347,001,887
Futures contracts	103,276
Total change in net unrealized appreciation (depreciation)		347,105,163
Net gain (loss)		420,327,169
Net increase (decrease) in net assets resulting from operations		$ 483,021,971

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,694,802	$ 102,634,215
Net realized gain (loss)	73,222,006	99,370,248
Change in net unrealized appreciation (depreciation)	347,105,163	509,575,581
Net increase (decrease) in net assets resulting from operations	483,021,971	711,580,044
Distributions to shareholders from net investment income	(52,549,934)	(100,520,318)
Distributions to shareholders from net realized gain	(387,669,599)	(6,333,968)
Total distributions	(440,219,533)	(106,854,286)
Share transactions - net increase (decrease)	472,832,245	(24,218,118)
Total increase (decrease) in net assets	515,634,683	580,507,640

Net Assets
Beginning of period	7,544,224,091	6,963,716,451
End of period (including undistributed net investment income of $36,928,784 and undistributed net investment income of $26,783,916, respectively)	$ 8,059,858,774	$ 7,544,224,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Income from Investment Operations
Net investment income (loss) E	.12	.19	.21	.22	.23	.30
Net realized and unrealized gain (loss)	.94	1.43	1.98	(.19)	1.17	.60
Total from investment operations	1.06	1.62	2.19	.03	1.40	.90
Distributions from net investment income	(.10)	(.19)	(.23)	(.22)	(.24)	(.36)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.01)	(.20) I	(.26) J	(.24)	(.24)	(.37)
Net asset value, end of period	$ 17.83	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Total Return B, C, D	6.22%	10.01%	15.31%	.11%	10.52%	7.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of fee waivers, if any	.96% A	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of all reductions	.96% A	.98%	1.00%	1.00%	.96%	1.01%
Net investment income (loss)	1.32% A	1.12%	1.35%	1.43%	1.62%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,674	$ 74,128	$ 61,693	$ 48,154	$ 44,879	$ 25,522
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.09	.15	.17	.19	.19	.27
Net realized and unrealized gain (loss)	.95	1.43	1.98	(.20)	1.17	.60
Total from investment operations	1.04	1.58	2.15	(.01)	1.36	.87
Distributions from net investment income	(.08)	(.15)	(.20)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.99)	(.16) I	(.22)	(.21)	(.20)	(.34)
Net asset value, end of period	$ 17.81	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Total Return B, C, D	6.09%	9.76%	15.06%	(.16)%	10.24%	7.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of all reductions	1.22% A	1.22%	1.23%	1.22%	1.21%	1.28%
Net investment income (loss)	1.05% A	.87%	1.12%	1.21%	1.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,083	$ 28,826	$ 22,505	$ 19,679	$ 17,343	$ 10,950
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.06	.09	.11	.11	.21
Net realized and unrealized gain (loss)	.94	1.44	1.98	(.20)	1.17	.60
Total from investment operations	.99	1.50	2.07	(.09)	1.28	.81
Distributions from net investment income	(.03)	(.06)	(.11)	(.10)	(.13)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.94)	(.08)	(.14) I	(.12)	(.13)	(.28)
Net asset value, end of period	$ 17.78	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Total Return B, C, D	5.82%	9.20%	14.47%	(.65)%	9.60%	6.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of all reductions	1.71% A	1.72%	1.75%	1.75%	1.77%	1.84%
Net investment income (loss)	.56% A	.37%	.61%	.68%	.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,882	$ 4,186	$ 4,109	$ 4,843	$ 3,493
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.05	.06	.09	.11	.12	.21
Net realized and unrealized gain (loss)	.94	1.43	1.98	(.19)	1.17	.59
Total from investment operations	.99	1.49	2.07	(.08)	1.29	.80
Distributions from net investment income	(.03)	(.07)	(.12)	(.11)	(.14)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.95) I	(.08) J	(.15) K	(.14) L	(.14)	(.28)
Net asset value, end of period	$ 17.72	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Total Return B, C, D	5.80%	9.21%	14.49%	(.64)%	9.68%	6.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of fee waivers, if any	1.73% A	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of all reductions	1.72% A	1.73%	1.74%	1.73%	1.73%	1.81%
Net investment income (loss)	.55% A	.37%	.61%	.71%	.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,220	$ 31,204	$ 21,859	$ 17,320	$ 14,274	$ 8,935
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.95 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.913 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.14	.24	.26	.27	.26	.33
Net realized and unrealized gain (loss)	.96	1.44	1.99	(.19)	1.18	.60
Total from investment operations	1.10	1.68	2.25	.08	1.44	.93
Distributions from net investment income	(.13)	(.24)	(.28)	(.26)	(.27)	(.38)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.04)	(.25) H	(.31) I	(.29) J	(.27)	(.39)
Net asset value, end of period	$ 17.90	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Total Return B, C	6.42%	10.38%	15.71%	.41%	10.79%	7.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.68%	.69%	.70%	.71%	.77%
Expenses net of fee waivers, if any	.66% A	.67%	.69%	.70%	.71%	.77%
Expenses net of all reductions	.66% A	.66%	.68%	.69%	.70%	.77%
Net investment income (loss)	1.61% A	1.43%	1.67%	1.75%	1.89%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,887,428	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086
Portfolio turnover rate F	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.14	.24	.25	.26	.26	.34
Net realized and unrealized gain (loss)	.96	1.43	1.98	(.19)	1.19	.59
Total from investment operations	1.10	1.67	2.23	.07	1.45	.93
Distributions from net investment income	(.12)	(.23)	(.27)	(.26)	(.28)	(.39)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.04) H	(.25)	(.30) I	(.28)	(.28)	(.40)
Net asset value, end of period	$ 17.87	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Total Return B, C	6.41%	10.28%	15.58%	.37%	10.87%	7.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.72%	.75%	.74%	.71%	.69%
Expenses net of fee waivers, if any	.71% A	.72%	.75%	.74%	.71%	.69%
Expenses net of all reductions	.71% A	.71%	.74%	.73%	.69%	.69%
Net investment income (loss)	1.57% A	1.39%	1.61%	1.71%	1.90%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,551	$ 21,429	$ 14,732	$ 7,316	$ 5,154	$ 2,429
Portfolio turnover rate F	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.04 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.913 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.8	0.8
Apple, Inc.	0.7	0.4
British American Tobacco PLC sponsored ADR	0.5	0.6
Exxon Mobil Corp.	0.5	0.5
Facebook, Inc. Class A	0.5	0.1
Bank of America Corp.	0.5	0.4
United Technologies Corp.	0.5	0.5
Microsoft Corp.	0.5	0.0
JPMorgan Chase & Co.	0.4	0.4
The Coca-Cola Co.	0.4	0.5
	5.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	16.6
Information Technology	8.9	9.0
Consumer Discretionary	8.9	9.3
Health Care	7.8	8.2
Industrials	7.8	7.7
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 19.6%	U.S. Government and U.S. Government Agency Obligations 18.1%
AAA,AA,A 3.7%	AAA,AA,A 5.0%
BBB 8.5%	BBB 7.0%
BB and Below 3.2%	BB and Below 3.3%
Not Rated 0.1%	Not Rated 0.0%
Equities 60.5%	Equities 62.4%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 62.4%	Stock Class and Equity Futures 62.9%
Bond Class 34.2%	Bond Class 33.2%
Short-Term Class 3.4%	Short-Term Class 3.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	302,731	$ 64,581,699
Fidelity Consumer Staples Central Fund (c)	233,598	45,098,339
Fidelity Emerging Markets Equity Central Fund (c)	57,140	11,761,210
Fidelity Energy Central Fund (c)	295,999	45,290,741
Fidelity Financials Central Fund (c)	1,229,887	100,432,545
Fidelity Health Care Central Fund (c)	250,160	69,509,585
Fidelity Industrials Central Fund (c)	272,742	60,027,765
Fidelity Information Technology Central Fund (c)	379,059	93,915,557
Fidelity International Equity Central Fund (c)	2,374,279	195,972,961
Fidelity Materials Central Fund (c)	91,637	21,122,326
Fidelity Telecom Services Central Fund (c)	65,675	10,644,657
Fidelity Utilities Central Fund (c)	143,423	21,550,789
TOTAL EQUITY CENTRAL FUNDS (Cost $547,956,969)		739,908,174
Fixed-Income Central Funds - 35.1%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	23,886	240,770
Fidelity Floating Rate Central Fund (c)	107,765	11,692,483
Fidelity High Income Central Fund 1 (c)	218,291	22,846,372
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,779,625
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	116,672	11,460,645
Fidelity Investment Grade Bond Central Fund (c)	3,503,719	372,235,109
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		383,695,754
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $409,261,249)		418,475,379
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $32,160,966)	32,160,966	32,160,966
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $1,564,925)	$ 1,565,000	$ 1,564,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $990,944,109)	1,192,109,486
NET OTHER ASSETS (LIABILITIES) - 0.0%	150,277
NET ASSETS - 100%	$ 1,192,259,763
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
132 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 12,306,360	$ 25,594
103 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	9,759,250	140,006
TOTAL EQUITY INDEX CONTRACTS		$ 22,065,610	$ 165,600

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,204,977.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,410
Fidelity Consumer Discretionary Central Fund	279,901
Fidelity Consumer Staples Central Fund	568,247
Fidelity Emerging Markets Debt Central Fund	7,303
Fidelity Emerging Markets Equity Central Fund	39,779
Fidelity Energy Central Fund	272,784
Fidelity Financials Central Fund	695,395
Fidelity Floating Rate Central Fund	251,895
Fidelity Health Care Central Fund	142,767
Fidelity High Income Central Fund 1	623,956
Fidelity Industrials Central Fund	383,078
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	218,246
Fidelity International Equity Central Fund	3,056,179
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	4,516,702
Fidelity Materials Central Fund	139,046
Fidelity Telecom Services Central Fund	303,948
Fidelity Utilities Central Fund	217,624
Total	$ 11,733,264
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 54,383,479	$ 11,525,636	$ 5,732,720	$ 64,581,699	4.5%
Fidelity Consumer Staples Central Fund	37,854,168	8,482,884	3,654,574	45,098,339	4.2%
Fidelity Emerging Markets Debt Central Fund	230,105	11,889	-	240,770	0.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	1,996,132	197,383	11,761,210	5.4%
Fidelity Energy Central Fund	39,548,051	8,029,002	4,530,269	45,290,741	4.3%
Fidelity Financials Central Fund	78,429,059	19,277,539	6,575,270	100,432,545	4.5%
Fidelity Floating Rate Central Fund	8,569,419	3,044,021	120,790	11,692,483	0.8%
Fidelity Health Care Central Fund	55,012,491	8,973,635	7,601,147	69,509,585	4.3%
Fidelity High Income Central Fund 1	17,983,947	4,536,581	301,771	22,846,372	5.0%
Fidelity Industrials Central Fund	48,012,932	10,571,801	3,714,635	60,027,765	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	2,399,259	120,783	11,460,645	5.6%
Fidelity Information Technology Central Fund	75,954,652	12,373,945	3,443,396	93,915,557	4.3%
Fidelity International Equity Central Fund	148,297,764	41,046,980	2,519,754	195,972,961	6.4%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	78,942,753	3,865,172	372,235,109	5.1%
Fidelity Materials Central Fund	16,151,992	3,711,091	664,203	21,122,326	4.6%
Fidelity Telecom Services Central Fund	10,827,307	2,332,964	2,793,710	10,644,657	4.1%
Fidelity Utilities Central Fund	15,905,360	3,612,032	628,334	21,550,789	4.5%
Total	$ 920,172,969	$ 220,868,144	$ 46,463,911	$ 1,158,383,553
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 739,908,174	$ 739,908,174	$ -	$ -
Fixed-Income Central Funds	418,475,379	418,475,379	-	-
Money Market Central Funds	32,160,966	32,160,966	-	-
U.S. Treasury Obligations	1,564,967	-	1,564,967	-
Total Investments in Securities:	$ 1,192,109,486	$ 1,190,544,519	$ 1,564,967	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 165,600	$ 165,600	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 165,600	$ -
Total Value of Derivatives	$ 165,600	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.4%
United Kingdom	5.1%
Japan	2.7%
France	1.6%
Netherlands	1.5%
Switzerland	1.3%
Germany	1.2%
Ireland	1.2%
Cayman Islands	1.1%
Canada	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,564,925)	$ 1,564,967
Fidelity Central Funds (cost $989,379,184)	1,190,544,519
Total Investments (cost $990,944,109)		$ 1,192,109,486
Receivable for investments sold		500,490
Receivable for fund shares sold		2,195,393
Distributions receivable from Fidelity Central Funds		2,671
Receivable for daily variation margin for derivative instruments		147,280
Prepaid expenses		1,219
Other receivables		9,786
Total assets		1,194,966,325

Liabilities
Payable for investments purchased	$ 868,452
Payable for fund shares redeemed	1,086,482
Accrued management fee	541,938
Distribution and service plan fees payable	37,441
Other affiliated payables	156,540
Other payables and accrued expenses	15,709
Total liabilities		2,706,562

Net Assets		$ 1,192,259,763
Net Assets consist of:
Paid in capital		$ 1,037,195,118
Undistributed net investment income		5,092,036
Accumulated undistributed net realized gain (loss) on investments		(51,358,368)
Net unrealized appreciation (depreciation) on investments		201,330,977
Net Assets		$ 1,192,259,763

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,016,949 ÷ 4,408,845 shares)		$ 11.34

Maximum offering price per share (100/94.25 of $11.34)		$ 12.03
Class T: Net Asset Value and redemption price per share ($14,306,903 ÷ 1,265,778 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($1,764,506 ÷ 155,604 shares)A		$ 11.34

Class C: Net Asset Value and offering price per share ($23,720,555 ÷ 2,115,847 shares)A		$ 11.21

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,093,140,627 ÷ 96,070,364 shares)		$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,310,223 ÷ 817,741 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 199
Income from Fidelity Central Funds		11,733,264
Total income		11,733,463

Expenses
Management fee	$ 2,940,950
Transfer agent fees	642,035
Distribution and service plan fees	208,691
Accounting fees and expenses	223,176
Custodian fees and expenses	1,530
Independent trustees' compensation	1,972
Registration fees	61,664
Audit	23,324
Legal	2,063
Miscellaneous	3,309
Total expenses before reductions	4,108,714
Expense reductions	(8,550)	4,100,164
Net investment income (loss)		7,633,299
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Fidelity Central Funds	1,526,940
Futures contracts	1,417,740
Capital gain distributions from Fidelity Central Funds	4,586
Total net realized gain (loss)		2,949,264
Change in net unrealized appreciation (depreciation) on: Investment securities	62,279,449
Futures contracts	32,240
Total change in net unrealized appreciation (depreciation)		62,311,689
Net gain (loss)		65,260,953
Net increase (decrease) in net assets resulting from operations		$ 72,894,252

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,633,299	$ 10,128,575
Net realized gain (loss)	2,949,264	(72,525)
Change in net unrealized appreciation (depreciation)	62,311,689	84,297,066
Net increase (decrease) in net assets resulting from operations	72,894,252	94,353,116
Distributions to shareholders from net investment income	(10,626,498)	(7,561,949)
Distributions to shareholders from net realized gain	(44,197,173)	(7,288,226)
Total distributions	(54,823,671)	(14,850,175)
Share transactions - net increase (decrease)	239,576,879	228,172,390
Total increase (decrease) in net assets	257,647,460	307,675,331

Net Assets
Beginning of period	934,612,303	626,936,972
End of period (including undistributed net investment income of $5,092,036 and undistributed net investment income of $8,085,235, respectively)	$ 1,192,259,763	$ 934,612,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Income from Investment Operations
Net investment income (loss) E	.07	.11	.12	.13	.13	.15
Net realized and unrealized gain (loss)	.69	1.10	1.38	(.20)	.76	.41
Total from investment operations	.76	1.21	1.50	(.07)	.89	.56
Distributions from net investment income	(.09)	(.09)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.59)	(.20)	(.10)	(.36) I	(.11)	(.10)
Net asset value, end of period	$ 11.34	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Total Return B, C, D	7.07%	12.15%	17.27%	(1.05)%	10.62%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.06%	1.09%	1.12%	1.22%	1.54%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.04% A	1.05%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	1.17% A	1.02%	1.26%	1.39%	1.44%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,017	$ 41,926	$ 37,312	$ 30,707	$ 20,690	$ 6,044
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.
H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Income from Investment Operations
Net investment income (loss) E	.05	.08	.10	.11	.10	.13
Net realized and unrealized gain (loss)	.70	1.09	1.38	(.21)	.76	.42
Total from investment operations	.75	1.17	1.48	(.10)	.86	.55
Distributions from net investment income	(.07)	(.06)	(.06)	(.07)	(.07)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.57)	(.17)	(.08)	(.33)	(.09)	(.10)
Net asset value, end of period	$ 11.30	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Total Return B, C, D	6.95%	11.78%	17.12%	(1.34)%	10.32%	7.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.32%	1.34%	1.37%	1.45%	1.77%
Expenses net of fee waivers, if any	1.30% A	1.32%	1.34%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.31%	1.33%	1.34%	1.33%	1.34%
Net investment income (loss)	.90% A	.76%	1.01%	1.14%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,307	$ 13,639	$ 11,380	$ 8,045	$ 6,035	$ 3,537
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	.70	1.10	1.39	(.21)	.75	.42
Total from investment operations	.72	1.12	1.44	(.15)	.81	.52
Distributions from net investment income	-	-	-	(.02)	(.04)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.50)	(.11)	(.02)	(.28)	(.06)	(.05)
Net asset value, end of period	$ 11.34	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Total Return B, C, D	6.70%	11.21%	16.53%	(1.82)%	9.68%	6.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.89%	1.92%	1.95%	2.05%	2.31%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.84%	1.83%	1.84%
Net investment income (loss)	.37% A	.23%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,765	$ 1,756	$ 1,745	$ 1,833	$ 1,987	$ 1,529
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	.69	1.10	1.38	(.20)	.74	.42
Total from investment operations	.71	1.12	1.43	(.14)	.80	.52
Distributions from net investment income	(.04)	(.02)	(.02)	(.03)	(.05)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.54)	(.14) I	(.04)	(.29)	(.07)	(.05)
Net asset value, end of period	$ 11.21	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Total Return B, C, D	6.65%	11.24%	16.55%	(1.79)%	9.62%	6.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.84%	1.88%	1.90%	1.97%	2.29%
Expenses net of fee waivers, if any	1.81% A	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80% A	1.83%	1.84%	1.83%	1.83%	1.84%
Net investment income (loss)	.40% A	.24%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,721	$ 18,390	$ 10,185	$ 6,928	$ 4,256	$ 2,057
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) D	.08	.14	.15	.16	.15	.17
Net realized and unrealized gain (loss)	.71	1.10	1.39	(.21)	.76	.42
Total from investment operations	.79	1.24	1.54	(.05)	.91	.59
Distributions from net investment income	(.13)	(.12)	(.11)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.63)	(.23)	(.13)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.38	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Total Return B, C	7.28%	12.45%	17.73%	(.79)%	10.88%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.74%	.77%	.82%	.92%	1.22%
Expenses net of fee waivers, if any	.73% A	.74%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.72% A	.73%	.76%	.80%	.83%	.84%
Net investment income (loss)	1.48% A	1.34%	1.59%	1.67%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,093,141	$ 850,361	$ 557,351	$ 246,943	$ 95,660	$ 51,464
Portfolio turnover rate F	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) D	.08	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss)	.70	1.10	1.39	(.22)	.76	.42
Total from investment operations	.78	1.23	1.54	(.06)	.91	.59
Distributions from net investment income	(.11)	(.11)	(.10)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.61)	(.22)	(.12)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.39	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Total Return B, C	7.27%	12.35%	17.73%	(.87)%	10.88%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.82%	.84%	.85%	.95%	1.21%
Expenses net of fee waivers, if any	.80% A	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.80% A	.81%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.40% A	1.26%	1.51%	1.64%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,310	$ 8,540	$ 8,964	$ 7,470	$ 3,228	$ 844
Portfolio turnover rate F	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.9	0.9
Apple, Inc.	0.8	0.5
British American Tobacco PLC sponsored ADR	0.6	0.7
Exxon Mobil Corp.	0.6	0.6
Facebook, Inc. Class A	0.6	0.1
Bank of America Corp.	0.5	0.5
United Technologies Corp.	0.5	0.5
Microsoft Corp.	0.5	0.0
JPMorgan Chase & Co.	0.5	0.5
Actavis PLC	0.5	0.3
	6.0
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	17.3
Information Technology	10.6	10.7
Consumer Discretionary	10.0	10.2
Health Care	9.1	9.1
Industrials	8.9	9.0
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 13.2%	U.S. Government and U.S. Government Agency Obligations 12.2%
AAA,AA,A 2.7%	AAA,AA,A 3.2%
BBB 5.2%	BBB 4.7%
BB and Below 3.0%	BB and Below 3.0%
Not Rated 0.1%	Not Rated 0.0%
Equities 71.2%	Equities 73.2%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 73.2%	Stock Class and Equity Futures 73.6%
Bond Class 23.6%	Bond Class 23.0%
Short-Term Class 3.2%	Short-Term Class 3.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,120,440	$ 239,023,506
Fidelity Consumer Staples Central Fund (c)	863,122	166,634,329
Fidelity Emerging Markets Equity Central Fund (c)	371,931	76,554,584
Fidelity Energy Central Fund (c)	1,088,856	166,605,894
Fidelity Financials Central Fund (c)	4,572,161	373,362,655
Fidelity Health Care Central Fund (c)	952,748	264,730,610
Fidelity Industrials Central Fund (c)	1,012,953	222,940,788
Fidelity Information Technology Central Fund (c)	1,438,983	356,522,331
Fidelity International Equity Central Fund (c)	9,671,960	798,323,578
Fidelity Materials Central Fund (c)	339,465	78,246,680
Fidelity Telecom Services Central Fund (c)	240,286	38,945,548
Fidelity Utilities Central Fund (c)	533,722	80,197,019
TOTAL EQUITY CENTRAL FUNDS (Cost $2,130,635,812)		2,862,087,522
Fixed-Income Central Funds - 24.2%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	85,076	857,566
Fidelity Floating Rate Central Fund (c)	352,264	38,220,595
Fidelity High Income Central Fund 1 (c)	702,746	73,549,446
TOTAL HIGH YIELD FIXED-INCOME FUNDS		112,627,607
Investment Grade Fixed-Income Funds - 21.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	381,355	37,460,478
Fidelity Investment Grade Bond Central Fund (c)	7,520,093	798,934,695
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		836,395,173
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $923,847,087)		949,022,780
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (a)	102,160,516	102,160,516
Fidelity Money Market Central Fund, 0.25% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $102,160,520)		102,160,520
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 4/10/14 to 5/29/14 (b) (Cost $5,504,779)	$ 5,505,000	$ 5,504,895
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,162,148,198)	3,918,775,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(316,890)
NET ASSETS - 100%	$ 3,918,458,827
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
419 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 39,063,370	$ 81,242
383 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	36,289,250	520,605
TOTAL EQUITY INDEX CONTRACTS		$ 75,352,620	$ 601,847

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,949,938.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,302
Fidelity Consumer Discretionary Central Fund	1,098,971
Fidelity Consumer Staples Central Fund	2,193,808
Fidelity Emerging Markets Debt Central Fund	26,014
Fidelity Emerging Markets Equity Central Fund	282,746
Fidelity Energy Central Fund	1,096,168
Fidelity Financials Central Fund	2,760,512
Fidelity Floating Rate Central Fund	872,040
Fidelity Health Care Central Fund	562,864
Fidelity High Income Central Fund 1	2,148,962
Fidelity Industrials Central Fund	1,507,615
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	865,067
Fidelity International Equity Central Fund	12,727,314
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	10,419,116
Fidelity Materials Central Fund	547,963
Fidelity Telecom Services Central Fund	1,149,677
Fidelity Utilities Central Fund	863,168
Total	$ 39,174,322
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 227,938,538	$ 12,791,690	$ 19,830,812	$ 239,023,506	16.7%
Fidelity Consumer Staples Central Fund	162,880,225	10,479,722	16,399,460	166,634,329	15.5%
Fidelity Emerging Markets Debt Central Fund	819,578	42,345	-	857,566	1.0%
Fidelity Emerging Markets Equity Central Fund	71,484,816	3,782,987	1,302,853	76,554,584	34.9%
Fidelity Energy Central Fund	174,318,405	9,530,522	25,773,047	166,605,894	15.9%
Fidelity Financials Central Fund	335,257,378	27,998,934	27,760,548	373,362,655	16.8%
Fidelity Floating Rate Central Fund	31,751,293	6,429,440	651,427	38,220,595	2.7%
Fidelity Health Care Central Fund	237,753,589	8,829,673	34,425,275	264,730,610	16.4%
Fidelity High Income Central Fund 1	66,998,274	5,649,064	1,302,853	73,549,446	16.2%
Fidelity Industrials Central Fund	208,546,366	12,107,570	18,832,232	222,940,788	17.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	3,751,989	651,427	37,460,478	18.4%
Fidelity Information Technology Central Fund	332,113,147	12,826,881	24,682,288	356,522,331	16.3%
Fidelity International Equity Central Fund	670,471,195	101,374,876	13,454,734	798,323,578	26.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	84,206,524	14,028,250	798,934,695	10.9%
Fidelity Materials Central Fund	70,764,373	4,270,815	4,442,830	78,246,680	17.0%
Fidelity Telecom Services Central Fund	48,293,094	3,236,800	13,739,404	38,945,548	14.9%
Fidelity Utilities Central Fund	67,469,038	4,390,118	2,051,787	80,197,019	16.6%
Total	$ 3,463,635,482	$ 311,699,950	$ 219,329,227	$ 3,811,110,302
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,862,087,522	$ 2,862,087,522	$ -	$ -
Fixed-Income Central Funds	949,022,780	949,022,780	-	-
Money Market Central Funds	102,160,520	102,160,520	-	-
U.S. Treasury Obligations	5,504,895	-	5,504,895	-
Total Investments in Securities:	$ 3,918,775,717	$ 3,913,270,822	$ 5,504,895	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 601,847	$ 601,847	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 601,847	$ -
Total Value of Derivatives	$ 601,847	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.7%
United Kingdom	6.1%
Japan	3.2%
France	1.9%
Switzerland	1.6%
Netherlands	1.6%
Germany	1.5%
Ireland	1.3%
Cayman Islands	1.1%
Australia	1.1%
Canada	1.1%
Bermuda	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,504,779)	$ 5,504,895
Fidelity Central Funds (cost $3,156,643,419)	3,913,270,822
Total Investments (cost $3,162,148,198)		$ 3,918,775,717
Receivable for investments sold		1,652,737
Receivable for fund shares sold		2,705,238
Distributions receivable from Fidelity Central Funds		8,515
Receivable for daily variation margin for derivative instruments		496,650
Prepaid expenses		3,962
Other receivables		109,170
Total assets		3,923,751,989

Liabilities
Payable for investments purchased	$ 592,694
Payable for fund shares redeemed	2,175,150
Accrued management fee	1,789,407
Transfer agent fee payable	445,884
Distribution and service plan fees payable	95,967
Other affiliated payables	111,822
Other payables and accrued expenses	82,238
Total liabilities		5,293,162

Net Assets		$ 3,918,458,827
Net Assets consist of:
Paid in capital		$ 3,214,314,643
Undistributed net investment income		16,365,869
Accumulated undistributed net realized gain (loss) on investments		(69,451,051)
Net unrealized appreciation (depreciation) on investments		757,229,366
Net Assets		$ 3,918,458,827

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,021,479 ÷ 6,605,482 shares)		$ 20.89

Maximum offering price per share (100/94.25 of $20.89)		$ 22.16
Class T: Net Asset Value and redemption price per share ($47,527,696 ÷ 2,274,191 shares)		$ 20.90

Maximum offering price per share (100/96.50 of $20.90)		$ 21.66
Class B: Net Asset Value and offering price per share ($4,899,597 ÷ 232,887 shares)A		$ 21.04

Class C: Net Asset Value and offering price per share ($52,551,948 ÷ 2,524,256 shares)A		$ 20.82

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,636,877,399 ÷ 173,837,727 shares)		$ 20.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,580,708 ÷ 1,843,182 shares)		$ 20.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 725
Income from Fidelity Central Funds		39,174,322
Total income		39,175,047

Expenses
Management fee	$ 10,272,392
Transfer agent fees	2,579,946
Distribution and service plan fees	555,498
Accounting fees and expenses	657,240
Custodian fees and expenses	1,735
Independent trustees' compensation	7,229
Appreciation in deferred trustee compensation account	198
Registration fees	75,935
Audit	22,014
Legal	13,956
Miscellaneous	12,568
Total expenses before reductions	14,198,711
Expense reductions	(39,969)	14,158,742
Net investment income (loss)		25,016,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,468
Fidelity Central Funds	60,469,130
Futures contracts	4,481,239
Capital gain distributions from Fidelity Central Funds	16,333
Total net realized gain (loss)		65,006,170
Change in net unrealized appreciation (depreciation) on: Investment securities	194,634,051
Futures contracts	282,796
Total change in net unrealized appreciation (depreciation)		194,916,847
Net gain (loss)		259,923,017
Net increase (decrease) in net assets resulting from operations		$ 284,939,322

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,016,305	$ 40,513,852
Net realized gain (loss)	65,006,170	78,419,448
Change in net unrealized appreciation (depreciation)	194,916,847	330,301,943
Net increase (decrease) in net assets resulting from operations	284,939,322	449,235,243
Distributions to shareholders from net investment income	(39,398,483)	(41,294,520)
Distributions to shareholders from net realized gain	(13,342,022)	(5,154,458)
Total distributions	(52,740,505)	(46,448,978)
Share transactions - net increase (decrease)	176,776,190	108,412,598
Total increase (decrease) in net assets	408,975,007	511,198,863

Net Assets
Beginning of period	3,509,483,820	2,998,284,957
End of period (including undistributed net investment income of $16,365,869 and undistributed net investment income of $30,748,047, respectively)	$ 3,918,458,827	$ 3,509,483,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.11	.18	.19	.19	.17	.22
Net realized and unrealized gain (loss)	1.42	2.31	2.64	(.50)	1.33	.40
Total from investment operations	1.53	2.49	2.83	(.31)	1.50	.62
Distributions from net investment income	(.16)	(.19)	(.19)	(.18)	(.19)	(.30)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.24) I	(.22)	(.22)	(.21)	(.20)	(.30)
Net asset value, end of period	$ 20.89	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Total Return B, C, D	7.85%	14.56%	19.44%	(2.14)%	10.87%	5.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of all reductions	1.04% A	1.04%	1.07%	1.07%	1.10%	1.18%
Net investment income (loss)	1.07% A	.98%	1.17%	1.17%	1.15%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,021	$ 127,865	$ 120,425	$ 107,670	$ 111,293	$ 88,969
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $0.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.08	.13	.15	.15	.13	.19
Net realized and unrealized gain (loss)	1.42	2.32	2.62	(.49)	1.33	.39
Total from investment operations	1.50	2.45	2.77	(.34)	1.46	.58
Distributions from net investment income	(.11)	(.14)	(.15)	(.14)	(.16)	(.29)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.18)	(.17)	(.17) J	(.17)	(.16) I	(.29)
Net asset value, end of period	$ 20.90	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Total Return B, C, D	7.73%	14.31%	19.03%	(2.36)%	10.61%	4.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of fee waivers, if any	1.30% A	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of all reductions	1.29% A	1.30%	1.33%	1.34%	1.36%	1.43%
Net investment income (loss)	.81% A	.72%	.91%	.91%	.89%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,528	$ 44,421	$ 43,064	$ 40,033	$ 45,394	$ 46,624
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.02	.03	.06	.06	.05	.13
Net realized and unrealized gain (loss)	1.44	2.32	2.63	(.50)	1.33	.39
Total from investment operations	1.46	2.35	2.69	(.44)	1.38	.52
Distributions from net investment income	-	(.01)	(.03)	(.02)	(.08)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.03)	(.04)	(.05) I	(.05)	(.09)	(.28)
Net asset value, end of period	$ 21.04	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Total Return B, C, D	7.46%	13.61%	18.42%	(2.92)%	10.00%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of all reductions	1.87% A	1.88%	1.89%	1.89%	1.90%	1.94%
Net investment income (loss)	.23% A	.14%	.35%	.36%	.35%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,900	$ 5,656	$ 8,014	$ 9,605	$ 14,696	$ 18,407
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.07	.06	.13
Net realized and unrealized gain (loss)	1.42	2.31	2.62	(.49)	1.33	.39
Total from investment operations	1.45	2.35	2.69	(.42)	1.39	.52
Distributions from net investment income	(.04)	(.07)	(.07)	(.05)	(.11)	(.28)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11)	(.10)	(.09) I	(.08)	(.12)	(.28)
Net asset value, end of period	$ 20.82	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Total Return B, C, D	7.48%	13.70%	18.49%	(2.81)%	10.09%	4.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of fee waivers, if any	1.79% A	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of all reductions	1.79% A	1.79%	1.81%	1.81%	1.82%	1.91%
Net investment income (loss)	.32% A	.23%	.43%	.43%	.43%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,552	$ 46,498	$ 38,245	$ 32,160	$ 34,847	$ 34,633
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.14	.24	.24	.24	.21	.25
Net realized and unrealized gain (loss)	1.42	2.32	2.64	(.49)	1.34	.41
Total from investment operations	1.56	2.56	2.88	(.25)	1.55	.66
Distributions from net investment income	(.23)	(.25)	(.25)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.30)	(.28)	(.27) H	(.26)	(.24)	(.31)
Net asset value, end of period	$ 20.92	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Total Return B, C	8.01%	14.94%	19.79%	(1.79)%	11.21%	5.59%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.76%	.78%	.80%	.88%
Expenses net of fee waivers, if any	.73% A	.75%	.76%	.78%	.80%	.88%
Expenses net of all reductions	.73% A	.73%	.75%	.76%	.78%	.86%
Net investment income (loss)	1.38% A	1.29%	1.49%	1.48%	1.47%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,636,877	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929
Portfolio turnover rate F	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.14	.23	.24	.24	.21	.25
Net realized and unrealized gain (loss)	1.42	2.32	2.63	(.50)	1.33	.41
Total from investment operations	1.56	2.55	2.87	(.26)	1.54	.66
Distributions from net investment income	(.22)	(.24)	(.24)	(.22)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.29)	(.27)	(.27)	(.25)	(.22)	(.31)
Net asset value, end of period	$ 20.93	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Total Return B, C	8.02%	14.90%	19.68%	(1.82)%	11.17%	5.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.80%	.81%	.84%	.90%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.81%	.84%	.90%
Expenses net of all reductions	.77% A	.77%	.79%	.80%	.82%	.89%
Net investment income (loss)	1.33% A	1.25%	1.45%	1.45%	1.43%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,581	$ 31,955	$ 30,418	$ 26,678	$ 25,956	$ 30,076
Portfolio turnover rate F	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.1	1.1
Apple, Inc.	0.9	0.6
British American Tobacco PLC sponsored ADR	0.7	0.8
Exxon Mobil Corp.	0.7	0.7
Facebook, Inc. Class A	0.7	0.2
Bank of America Corp.	0.6	0.6
United Technologies Corp.	0.6	0.6
Microsoft Corp.	0.6	0.0
JPMorgan Chase & Co.	0.6	0.6
Actavis PLC	0.6	0.4
	7.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	18.4
Information Technology	12.9	12.2
Consumer Discretionary	11.5	12.1
Health Care	10.5	10.7
Industrials	10.5	10.4
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 4.1%	U.S. Government and U.S. Government Agency Obligations 4.7%
AAA,AA,A 1.0%	AAA,AA,A 1.2%
BBB 1.7%	BBB 1.9%
BB and Below 2.7%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.0%
Equities 85.1%	Equities 87.4%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 87.9%	Stock Class and Equity Futures 88.1%
Bond Class 9.4%	Bond Class 10.0%
Short-Term Class 2.7%	Short-Term Class 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 34.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	524,937	$ 111,984,736
Fidelity Consumer Staples Central Fund (c)	405,067	78,202,234
Fidelity Emerging Markets Equity Central Fund (c)	140,258	28,869,323
Fidelity Energy Central Fund (c)	512,100	78,356,360
Fidelity Financials Central Fund (c)	2,136,177	174,440,200
Fidelity Health Care Central Fund (c)	438,670	121,888,797
Fidelity Industrials Central Fund (c)	473,475	104,207,145
Fidelity Information Technology Central Fund (c)	663,596	164,412,510
Fidelity International Equity Central Fund (c)	4,459,141	368,057,527
Fidelity Materials Central Fund (c)	159,058	36,662,954
Fidelity Telecom Services Central Fund (c)	113,865	18,455,174
Fidelity Utilities Central Fund (c)	246,907	37,100,271
TOTAL EQUITY CENTRAL FUNDS (Cost $1,023,526,817)		1,322,637,231
Fixed-Income Central Funds - 9.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Floating Rate Central Fund (c)	135,053	14,653,225
Fidelity High Income Central Fund 1 (c)	275,694	28,854,135
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,507,360
Investment Grade Fixed-Income Funds - 6.7%
Fidelity Investment Grade Bond Central Fund (c)	961,797	102,181,273
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $145,336,018)		145,688,633
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $40,156,965)	40,156,965	40,156,965
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 4/10/14 to 5/29/14 (b) (Cost $2,034,893)	$ 2,035,000	$ 2,034,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,211,054,693)	1,510,517,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,059)
NET ASSETS - 100%	$ 1,510,510,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
232 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 21,629,360	$ 44,984
151 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	14,307,250	205,251
TOTAL EQUITY INDEX CONTRACTS		$ 35,936,610	$ 250,235

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,939,957.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,944
Fidelity Consumer Discretionary Central Fund	496,137
Fidelity Consumer Staples Central Fund	1,001,493
Fidelity Emerging Markets Equity Central Fund	100,413
Fidelity Energy Central Fund	487,042
Fidelity Financials Central Fund	1,236,881
Fidelity Floating Rate Central Fund	326,410
Fidelity Health Care Central Fund	253,622
Fidelity High Income Central Fund 1	791,989
Fidelity Industrials Central Fund	679,598
Fidelity Information Technology Central Fund	387,662
Fidelity International Equity Central Fund	5,792,633
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	1,364,859
Fidelity Materials Central Fund	246,963
Fidelity Telecom Services Central Fund	533,783
Fidelity Utilities Central Fund	383,234
Total	$ 14,099,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 98,356,481	$ 15,427,320	$ 9,672,250	$ 111,984,736	7.8%
Fidelity Consumer Staples Central Fund	68,668,244	11,534,649	6,266,331	78,202,234	7.3%
Fidelity Emerging Markets Equity Central Fund	24,899,756	3,851,889	772,540	28,869,323	13.2%
Fidelity Energy Central Fund	73,469,570	11,021,044	10,033,459	78,356,360	7.5%
Fidelity Financials Central Fund	141,629,698	26,823,258	10,694,548	174,440,200	7.8%
Fidelity Floating Rate Central Fund	11,754,925	3,025,362	386,270	14,653,225	1.0%
Fidelity Health Care Central Fund	100,694,951	12,020,004	14,425,371	121,888,797	7.6%
Fidelity High Income Central Fund 1	17,292,490	11,511,029	727,457	28,854,135	6.4%
Fidelity Industrials Central Fund	88,634,642	14,191,009	7,832,361	104,207,145	8.0%
Fidelity Information Technology Central Fund	139,296,157	17,090,570	8,104,164	164,412,510	7.5%
Fidelity International Equity Central Fund	276,208,342	84,235,192	9,227,750	368,057,527	12.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	54,864,909	55,198,752	102,181,273	1.4%
Fidelity Materials Central Fund	29,946,443	4,982,491	1,674,362	36,662,954	8.0%
Fidelity Telecom Services Central Fund	20,640,609	3,243,892	5,916,315	18,455,174	7.0%
Fidelity Utilities Central Fund	28,227,224	4,890,183	681,224	37,100,271	7.7%
Total	$ 1,221,121,909	$ 278,712,801	$ 141,613,154	$ 1,468,325,864
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,322,637,231	$ 1,322,637,231	$ -	$ -
Fixed-Income Central Funds	145,688,633	145,688,633	-	-
Money Market Central Funds	40,156,965	40,156,965	-	-
U.S. Treasury Obligations	2,034,954	-	2,034,954	-
Total Investments in Securities:	$ 1,510,517,783	$ 1,508,482,829	$ 2,034,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 250,235	$ 250,235	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 250,235	$ -
Total Value of Derivatives	$ 250,235	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.8%
United Kingdom	6.9%
Japan	3.9%
France	2.4%
Switzerland	1.9%
Germany	1.8%
Ireland	1.7%
Netherlands	1.6%
Australia	1.3%
Cayman Islands	1.2%
Canada	1.1%
Bermuda	1.1%
Belgium	1.0%
Others (Individually Less Than 1%)	8.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,893)	$ 2,034,954
Fidelity Central Funds (cost $1,209,019,800)	1,508,482,829
Total Investments (cost $1,211,054,693)		$ 1,510,517,783
Receivable for investments sold		636,150
Receivable for fund shares sold		2,095,607
Distributions receivable from Fidelity Central Funds		3,343
Receivable for daily variation margin for derivative instruments		243,240
Prepaid expenses		1,625
Other receivables		18,270
Total assets		1,513,516,018

Liabilities
Payable for investments purchased	$ 690,862
Payable for fund shares redeemed	1,335,379
Accrued management fee	688,820
Transfer agent fee payable	186,515
Distribution and service plan fees payable	48,675
Other affiliated payables	39,153
Other payables and accrued expenses	15,890
Total liabilities		3,005,294

Net Assets		$ 1,510,510,724
Net Assets consist of:
Paid in capital		$ 1,226,229,222
Undistributed net investment income		6,167,824
Accumulated undistributed net realized gain (loss) on investments		(21,599,647)
Net unrealized appreciation (depreciation) on investments		299,713,325
Net Assets		$ 1,510,510,724

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,257,973 ÷ 4,743,933 shares)		$ 17.34

Maximum offering price per share (100/94.25 of $17.34)		$ 18.40
Class T: Net Asset Value and redemption price per share ($16,758,333 ÷ 969,693 shares)		$ 17.28

Maximum offering price per share (100/96.50 of $17.28)		$ 17.91
Class B: Net Asset Value and offering price per share ($2,881,770 ÷ 166,430 shares)A		$ 17.32

Class C: Net Asset Value and offering price per share ($27,308,472 ÷ 1,593,647 shares)A		$ 17.14

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,361,488,569 ÷ 77,967,039 shares)		$ 17.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,815,607 ÷ 1,137,594 shares)		$ 17.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 264
Income from Fidelity Central Funds		14,099,663
Total income		14,099,927

Expenses
Management fee	$ 3,791,816
Transfer agent fees	1,055,749
Distribution and service plan fees	272,096
Accounting fees and expenses	217,759
Custodian fees and expenses	1,727
Independent trustees' compensation	2,563
Registration fees	63,512
Audit	23,324
Legal	3,287
Miscellaneous	4,387
Total expenses before reductions	5,436,220
Expense reductions	(17,878)	5,418,342
Net investment income (loss)		8,681,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,117
Fidelity Central Funds	23,306,049
Futures contracts	2,109,828
Total net realized gain (loss)		25,430,994
Change in net unrealized appreciation (depreciation) on: Investment securities	86,798,315
Futures contracts	(4,668)
Total change in net unrealized appreciation (depreciation)		86,793,647
Net gain (loss)		112,224,641
Net increase (decrease) in net assets resulting from operations		$ 120,906,226

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,681,585	$ 11,909,296
Net realized gain (loss)	25,430,994	27,372,753
Change in net unrealized appreciation (depreciation)	86,793,647	143,262,072
Net increase (decrease) in net assets resulting from operations	120,906,226	182,544,121
Distributions to shareholders from net investment income	(12,072,494)	(10,099,876)
Distributions to shareholders from net realized gain	(32,360,546)	(1,420,708)
Total distributions	(44,433,040)	(11,520,584)
Share transactions - net increase (decrease)	198,846,928	249,844,889
Total increase (decrease) in net assets	275,320,114	420,868,426

Net Assets
Beginning of period	1,235,190,610	814,322,184
End of period (including undistributed net investment income of $6,167,824 and undistributed net investment income of $9,558,733, respectively)	$ 1,510,510,724	$ 1,235,190,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.09	.14	.14	.13	.11	.14
Net realized and unrealized gain (loss)	1.41	2.38	2.43	(.58)	1.06	.27
Total from investment operations	1.50	2.52	2.57	(.45)	1.17	.41
Distributions from net investment income	(.11)	(.14)	(.14)	(.13)	(.11)	(.17)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.54) K	(.17) J	(.16)	(.16)	(.12) I	(.17)
Net asset value, end of period	$ 17.34	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Total Return B, C, D	9.34%	18.14%	22.30%	(3.85)%	10.56%	4.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of all reductions	1.03% A	1.03%	1.07%	1.08%	1.08%	1.16%
Net investment income (loss)	1.02% A	.91%	1.07%	1.00%	.93%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,258	$ 82,805	$ 66,048	$ 50,854	$ 45,550	$ 22,506
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

K Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.06	.09	.10	.10	.08	.11
Net realized and unrealized gain (loss)	1.40	2.38	2.41	(.58)	1.06	.27
Total from investment operations	1.46	2.47	2.51	(.48)	1.14	.38
Distributions from net investment income	(.08)	(.10)	(.10)	(.10)	(.08)	(.15)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.50)	(.12)	(.12)	(.13)	(.09) I	(.15)
Net asset value, end of period	$ 17.28	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Total Return B, C, D	9.15%	17.85%	21.86%	(4.08)%	10.33%	3.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.33% A	1.33%	1.35%	1.33%	1.33%	1.43%
Net investment income (loss)	.72% A	.61%	.80%	.75%	.68%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,758	$ 13,606	$ 10,604	$ 8,449	$ 7,154	$ 5,491
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Income from Investment Operations
Net investment income (loss) E	.02	.01	.03	.02	.01	.06
Net realized and unrealized gain (loss)	1.41	2.38	2.41	(.57)	1.06	.28
Total from investment operations	1.43	2.39	2.44	(.55)	1.07	.34
Distributions from net investment income	-	(.02)	(.01)	(.01)	(.03)	(.09)
Distributions from net realized gain	(.40)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.40)	(.04)	(.03)	(.04)	(.04) I	(.09)
Net asset value, end of period	$ 17.32	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Total Return B, C, D	8.92%	17.19%	21.24%	(4.60)%	9.70%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.88%	1.91%	1.91%	1.94%	1.98%
Expenses net of fee waivers, if any	1.84% A	1.88%	1.91%	1.91%	1.93%	1.98%
Expenses net of all reductions	1.84% A	1.86%	1.89%	1.89%	1.91%	1.97%
Net investment income (loss)	.22% A	.08%	.25%	.18%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,882	$ 3,071	$ 2,996	$ 2,898	$ 3,798	$ 3,123
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Income from Investment Operations
Net investment income (loss) E	.02	.02	.04	.03	.02	.07
Net realized and unrealized gain (loss)	1.39	2.35	2.41	(.58)	1.06	.28
Total from investment operations	1.41	2.37	2.45	(.55)	1.08	.35
Distributions from net investment income	(.01)	(.04)	(.05)	(.05)	(.04)	(.09)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.43)	(.06)	(.07)	(.08)	(.06)	(.09)
Net asset value, end of period	$ 17.14	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Total Return B, C, D	8.91%	17.22%	21.44%	(4.62)%	9.75%	3.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.84%	1.84%	1.84%	1.87%	1.94%
Expenses net of fee waivers, if any	1.81% A	1.83%	1.84%	1.84%	1.87%	1.94%
Expenses net of all reductions	1.81% A	1.81%	1.83%	1.82%	1.84%	1.93%
Net investment income (loss)	.24% A	.13%	.32%	.26%	.17%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,308	$ 21,781	$ 17,243	$ 13,379	$ 9,945	$ 7,179
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.11	.18	.18	.17	.14	.16
Net realized and unrealized gain (loss)	1.42	2.40	2.43	(.58)	1.07	.27
Total from investment operations	1.53	2.58	2.61	(.41)	1.21	.43
Distributions from net investment income	(.17)	(.18)	(.17)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.59)	(.20)	(.19)	(.18)	(.14)	(.18)
Net asset value, end of period	$ 17.46	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Total Return B, C	9.47%	18.52%	22.53%	(3.51)%	10.81%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.77%	.81%	.82%	.86%	.95%
Expenses net of fee waivers, if any	.75% A	.77%	.81%	.82%	.86%	.95%
Expenses net of all reductions	.74% A	.75%	.80%	.80%	.84%	.94%
Net investment income (loss)	1.31% A	1.19%	1.35%	1.27%	1.17%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,489	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472	$ 528,720
Portfolio turnover rate F	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Income from Investment Operations
Net investment income (loss) D	.11	.18	.18	.17	.14	.17
Net realized and unrealized gain (loss)	1.42	2.39	2.43	(.59)	1.07	.28
Total from investment operations	1.53	2.57	2.61	(.42)	1.21	.45
Distributions from net investment income	(.16)	(.17)	(.17)	(.16)	(.14)	(.21)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.59) J	(.20) I	(.19)	(.19)	(.15) H	(.21)
Net asset value, end of period	$ 17.42	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Total Return B, C	9.48%	18.45%	22.60%	(3.58)%	10.89%	4.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.77% A	.79%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.77% A	.77%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.29% A	1.17%	1.35%	1.29%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,816	$ 13,088	$ 10,710	$ 8,600	$ 6,351	$ 1,524
Portfolio turnover rate F	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

J Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.20%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,423,633,374	$ 518,774,546	$ (5,013,833)	$ 513,760,713
Fidelity Asset Manager 30%	675,464,886	72,662,353	(1,981,426)	70,680,927
Fidelity Asset Manager 40%	621,468,165	80,198,116	(1,486,745)	78,711,371
Fidelity Asset Manager 50%	6,470,955,824	1,672,366,381	(82,634,989)	1,589,731,392
Fidelity Asset Manager 60%	990,944,220	202,688,649	(1,523,383)	201,165,266
Fidelity Asset Manager 70%	3,162,150,001	853,573,469	(96,947,753)	756,625,716
Fidelity Asset Manager 85%	1,211,054,693	323,223,575	(23,760,485)	299,463,090

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
Fidelity Asset Manager 70%	$ (47,389,599)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 6,013,931	$ 413,288
Totals (a)	$ 6,013,931	$ 413,288
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 761,273	$ 71,985
Totals (a)	$ 761,273	$ 71,985
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 814,690	$ 21,180
Totals (a)	$ 814,690	$ 21,180
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 10,931,474	$ 103,276
Totals (a)	$ 10,931,474	$ 103,276

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 1,417,740	$ 32,240
Totals (a)	$ 1,417,740	$ 32,240
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 4,481,239	$ 282,796
Totals (a)	$ 4,481,239	$ 282,796
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,109,828	$ (4,668)
Totals (a)	$ 2,109,828	$ (4,668)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	161,447,945	321,362,079
Fidelity Asset Manager 30%	120,171,434	32,569,941
Fidelity Asset Manager 40%	147,730,692	29,315,231
Fidelity Asset Manager 50%	347,128,948	435,972,120
Fidelity Asset Manager 60%	220,868,144	46,463,911
Fidelity Asset Manager 70%	311,699,950	219,335,915
Fidelity Asset Manager 85%	278,712,801	141,613,154

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,885	$ 2,014
Class T	.25%	.25%	49,514	308
Class B	.75%	.25%	13,149	9,929
Class C	.75%	.25%	122,843	30,280
			$ 237,391	$ 42,531
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 20,697	$ 1,869
Class T	.25%	.25%	18,436	39
Class B	.75%	.25%	5,189	4,051
Class C	.75%	.25%	66,196	23,340
			$ 110,518	$ 29,299
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 22,439	$ 3,337
Class T	.25%	.25%	18,316	90
Class B	.75%	.25%	5,359	4,035
Class C	.75%	.25%	56,285	16,402
			$ 102,399	$ 23,864
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 89,088	$ 8,362
Class T	.25%	.25%	74,640	218
Class B	.75%	.25%	19,355	14,614
Class C	.75%	.25%	172,905	43,582
			$ 355,988	$ 66,776
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 58,553	$ 4,529
Class T	.25%	.25%	35,514	146
Class B	.75%	.25%	8,820	6,684
Class C	.75%	.25%	105,804	38,655
			$ 208,691	$ 50,014
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 165,600	$ 4,353
Class T	.25%	.25%	114,128	602
Class B	.75%	.25%	27,147	20,430
Class C	.75%	.25%	248,623	39,012
			$ 555,498	$ 64,397

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 85%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 98,130	$ 1,265
Class T	.25%	.25%	38,060	125
Class B	.75%	.25%	15,097	11,456
Class C	.75%	.25%	120,809	29,381
			$ 272,096	$ 42,227

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 4,632
Class T	1,757
Class B*	1,241
Class C*	5,675
$ 13,305
Fidelity Asset Manager 30%
Class A	$ 9,167
Class T	1,985
Class B*	443
Class C*	2,455
$ 14,050
Fidelity Asset Manager 40%
Class A	$ 16,782
Class T	3,602
Class B*	65
Class C*	1,382
$ 21,831
Fidelity Asset Manager 50%
Class A	$ 28,030
Class T	5,090
Class B*	917
Class C*	3,915
$ 37,952
Fidelity Asset Manager 60%
Class A	$ 25,516
Class T	4,026
Class B*	652
Class C*	2,653
$ 32,847
Fidelity Asset Manager 70%
Class A	$ 22,746
Class T	7,088
Class B*	880
Class C*	4,749
$ 35,463
Fidelity Asset Manager 85%
Class A	$ 22,997
Class T	4,075
Class B*	1,197
Class C*	1,824
$ 30,093

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets*
Class A	$ 26,616.13
Class T	15,183.15
Class B	2,107.16
Class C	18,910.15
Asset Manager 20%	2,002,158.08
Institutional Class	19,506.12
	$ 2,084,480
Fidelity Asset Manager 30%
Class A	$ 10,759.13
Class T	5,808.16
Class B	840.16
Class C	9,399.14
Asset Manager 30%	245,361.08
Institutional Class	5,481.14
	$ 277,648
Fidelity Asset Manager 40%
Class A	$ 11,570.13
Class T	5,205.14
Class B	751.14
Class C	8,101.14
Asset Manager 40%	233,132.08
Institutional Class	1,031.13
	$ 259,790
Fidelity Asset Manager 50%
Class A	$ 64,594.18
Class T	29,382.20
Class B	3,573.18
Class C	34,426.20
Asset Manager 50%	5,160,701.13
Institutional Class	22,593.18
	$ 5,315,269
Fidelity Asset Manager 60%
Class A	$ 41,271.18
Class T	13,420.19
Class B	1,940.22
Class C	20,214.19
Asset Manager 60%	556,877.11
Institutional Class	8,313.19
	$ 642,035
Fidelity Asset Manager 70%
Class A	$ 129,275.20
Class T	46,243.20
Class B	7,586.28
Class C	48,354.19
Asset Manager 70%	2,316,314.13
Institutional Class	32,174.18
	$ 2,579,946

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 85%	Amount	% of Average Net Assets*

Class A	$ 73,404.19
Class T	17,909.24
Class B	3,616.24
Class C	25,616.21
Asset Manager 85%	921,960.15
Institutional Class	13,244.17
	$ 1,055,749

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 6,436
Fidelity Asset Manager 30%	848
Fidelity Asset Manager 40%	762
Fidelity Asset Manager 50%	10,166
Fidelity Asset Manager 60%	1,327
Fidelity Asset Manager 70%	4,785
Fidelity Asset Manager 85%	1,731

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 8,909	$ -
Fidelity Asset Manager 30%	2,693	1
Fidelity Asset Manager 40%	3,156	1
Fidelity Asset Manager 50%	38,152	-
Fidelity Asset Manager 60%	7,655	1
Fidelity Asset Manager 70%	28,695	-
Fidelity Asset Manager 85%	13,817	1

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8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 3,301
Fidelity Asset Manager 30%	1,026
Fidelity Asset Manager 40%	655
Fidelity Asset Manager 50%	21,132
Fidelity Asset Manager 60%	894
Fidelity Asset Manager 70%	11,274
Fidelity Asset Manager 85%	4,060

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20%
From net investment income
Class A	$ 198,023	$ 479,180
Class T	67,696	153,380
Class B	2,588	7,798
Class C	25,507	73,479
Asset Manager 20%	30,145,995	63,713,389
Institutional Class	199,315	417,892
Total	$ 30,639,124	$ 64,845,118
From net realized gain
Class A	$ 933,007	$ 938,257
Class T	441,467	394,767
Class B	59,909	54,940
Class C	547,699	461,388
Asset Manager 20%	105,090,102	93,409,011
Institutional Class	718,662	621,984
Total	$ 107,790,846	$ 95,880,347
Fidelity Asset Manager 30%
From net investment income
Class A	$ 79,151	$ 135,255
Class T	24,043	53,266
Class B	1,315	3,647
Class C	18,210	36,680
Asset Manager 30%	4,085,707	6,258,064
Institutional Class	46,592	42,424
Total	$ 4,255,018	$ 6,529,336
From net realized gain
Class A	$ 275,244	$ 201,136
Class T	124,916	120,146
Class B	18,248	19,017
Class C	225,987	142,208
Asset Manager 30%	10,615,906	6,625,598
Institutional Class	138,169	38,861
Total	$ 11,398,470	$ 7,146,966

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 40%
From net investment income
Class A	$ 109,470	$ 158,417
Class T	38,081	39,541
Class B	2,631	1,513
Class C	31,371	19,828
Asset Manager 40%	4,183,594	5,081,687
Institutional Class	10,159	11,858
Total	$ 4,375,306	$ 5,312,844
From net realized gain
Class A	$ 452,005	$ 184,146
Class T	184,205	63,920
Class B	27,043	10,654
Class C	281,252	88,165
Asset Manager 40%	14,138,549	4,600,582
Institutional Class	36,402	10,612
Total	$ 15,119,456	$ 4,958,079
Fidelity Asset Manager 50%
From net investment income
Class A	$ 373,932	$ 741,245
Class T	121,921	222,996
Class B	6,470	13,979
Class C	62,085	103,090
Asset Manager 50%	51,827,813	99,187,965
Institutional Class	157,713	251,043
Total	$ 52,549,934	$ 100,520,318
From net realized gain
Class A	$ 3,577,054	$ 56,331
Class T	1,490,193	20,938
Class B	194,323	3,654
Class C	1,732,377	21,738
Asset Manager 50%	379,416,820	6,215,885
Institutional Class	1,258,832	15,422
Total	$ 387,669,599	$ 6,333,968
Fidelity Asset Manager 60%
From net investment income
Class A	$ 356,588	$ 328,716
Class T	80,854	63,101
Class C	69,650	25,403
Asset Manager 60%	10,035,862	7,048,830
Institutional Class	83,544	95,899
Total	$ 10,626,498	$ 7,561,949
From net realized gain
Class A	$ 1,985,006	$ 413,664
Class T	623,199	117,788
Class B	76,551	17,787
Class C	918,282	118,551
Asset Manager 60%	40,223,730	6,524,537
Institutional Class	370,405	95,899
Total	$ 44,197,173	$ 7,288,226

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,033,151	$ 1,324,356
Class T	244,099	339,999
Class B	-	3,770
Class C	91,021	146,051
Asset Manager 70%	37,644,867	39,066,778
Institutional Class	385,345	413,566
Total	$ 39,398,483	$ 41,294,520
From net realized gain
Class A	$ 474,865	$ 208,014
Class T	164,213	71,831
Class B	8,517	12,568
Class C	182,043	65,396
Asset Manager 70%	12,380,976	4,744,953
Institutional Class	131,408	51,696
Total	$ 13,342,022	$ 5,154,458
Fidelity Asset Manager 85%
From net investment income
Class A	$ 513,103	$ 676,599
Class T	68,362	72,835
Class B	-	3,120
Class C	15,442	49,012
Asset Manager 85%	11,337,925	9,165,124
Institutional Class	137,662	133,186
Total	$ 12,072,494	$ 10,099,876
From net realized gain
Class A	$ 1,903,881	$ 114,355
Class T	366,040	17,837
Class B	71,038	4,992
Class C	593,821	29,407
Asset Manager 85%	29,066,316	1,235,747
Institutional Class	359,450	18,370
Total	$ 32,360,546	$ 1,420,708

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20%
Class A
Shares sold	373,179	1,072,310	$ 4,993,681	$ 14,229,542
Reinvestment of distributions	83,470	103,451	1,101,599	1,359,185
Shares redeemed	(808,063)	(1,437,277)	(10,840,239)	(19,068,299)
Net increase (decrease)	(351,414)	(261,516)	$ (4,744,959)	$ (3,479,572)
Class T
Shares sold	114,115	503,660	$ 1,528,723	$ 6,684,808
Reinvestment of distributions	33,513	35,623	441,342	467,031
Shares redeemed	(137,000)	(472,247)	(1,833,498)	(6,260,470)
Net increase (decrease)	10,628	67,036	$ 136,567	$ 891,369

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20% - continued
Class B
Shares sold	1,563	46,709	$ 20,885	$ 618,923
Reinvestment of distributions	4,136	3,859	54,367	50,446
Shares redeemed	(30,699)	(51,804)	(410,533)	(685,608)
Net increase (decrease)	(25,000)	(1,236)	$ (335,281)	$ (16,239)
Class C
Shares sold	273,835	626,504	$ 3,659,843	$ 8,291,054
Reinvestment of distributions	38,696	35,345	507,841	461,389
Shares redeemed	(304,041)	(495,012)	(4,064,142)	(6,542,594)
Net increase (decrease)	8,490	166,837	$ 103,542	$ 2,209,849
Asset Manager 20%
Shares sold	37,000,456	96,013,989	$ 497,560,944	$ 1,277,520,736
Reinvestment of distributions	9,910,989	11,559,495	131,077,062	152,172,535
Shares redeemed	(40,513,008)	(100,546,326)	(544,816,790)	(1,338,047,432)
Net increase (decrease)	6,398,437	7,027,158	$ 83,821,216	$ 91,645,839
Institutional Class
Shares sold	290,711	651,514	$ 3,903,705	$ 8,663,645
Reinvestment of distributions	64,027	72,138	846,126	949,473
Shares redeemed	(389,955)	(543,569)	(5,243,562)	(7,226,120)
Net increase (decrease)	(35,217)	180,083	$ (493,731)	$ 2,386,998
Fidelity Asset Manager 30%
Class A
Shares sold	356,869	653,584	$ 3,752,902	$ 6,686,244
Reinvestment of distributions	32,960	31,306	340,997	315,241
Shares redeemed	(148,709)	(363,052)	(1,567,848)	(3,699,867)
Net increase (decrease)	241,120	321,838	$ 2,526,051	$ 3,301,618
Class T
Shares sold	196,763	233,362	$ 2,066,290	$ 2,373,957
Reinvestment of distributions	13,528	14,971	139,703	150,319
Shares redeemed	(140,455)	(215,479)	(1,477,062)	(2,204,813)
Net increase (decrease)	69,836	32,854	$ 728,931	$ 319,463
Class B
Shares sold	2,401	12,613	$ 25,284	$ 128,712
Reinvestment of distributions	1,737	2,116	17,914	21,172
Shares redeemed	(16,980)	(21,474)	(178,306)	(218,847)
Net increase (decrease)	(12,842)	(6,745)	$ (135,108)	$ (68,963)
Class C
Shares sold	385,108	572,959	$ 4,040,051	$ 5,839,804
Reinvestment of distributions	23,153	17,198	238,120	171,974
Shares redeemed	(164,908)	(218,996)	(1,727,710)	(2,229,117)
Net increase (decrease)	243,353	371,161	$ 2,550,461	$ 3,782,661
Asset Manager 30%
Shares sold	18,216,943	31,117,234	$ 191,782,663	$ 318,211,749
Reinvestment of distributions	1,389,294	1,251,916	14,384,621	12,630,820
Shares redeemed	(7,982,170)	(14,550,386)	(83,944,400)	(148,859,342)
Net increase (decrease)	11,624,067	17,818,764	$ 122,222,884	$ 181,983,227
Institutional Class
Shares sold	462,727	328,145	$ 4,869,988	$ 3,369,248
Reinvestment of distributions	16,421	7,390	169,956	74,686
Shares redeemed	(77,495)	(95,257)	(813,845)	(981,606)
Net increase (decrease)	401,653	240,278	$ 4,226,099	$ 2,462,328

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 40%
Class A
Shares sold	632,118	732,687	$ 6,808,175	$ 7,536,895
Reinvestment of distributions	52,702	33,419	552,753	335,702
Shares redeemed	(286,226)	(650,778)	(3,080,088)	(6,748,346)
Net increase (decrease)	398,594	115,328	$ 4,280,840	$ 1,124,251
Class T
Shares sold	118,069	325,545	$ 1,267,578	$ 3,361,131
Reinvestment of distributions	17,659	9,741	185,030	97,523
Shares redeemed	(81,365)	(156,208)	(871,624)	(1,602,375)
Net increase (decrease)	54,363	179,078	$ 580,984	$ 1,856,279
Class B
Shares sold	37,350	16,536	$ 401,241	$ 171,081
Reinvestment of distributions	2,676	1,106	28,090	11,045
Shares redeemed	(3,889)	(27,889)	(41,391)	(286,480)
Net increase (decrease)	36,137	(10,247)	$ 387,940	$ (104,354)
Class C
Shares sold	410,074	336,075	$ 4,395,843	$ 3,473,006
Reinvestment of distributions	28,704	10,381	300,271	103,548
Shares redeemed	(98,776)	(149,612)	(1,056,222)	(1,532,971)
Net increase (decrease)	340,002	196,844	$ 3,639,892	$ 2,043,583
Asset Manager 40%
Shares sold	18,334,557	24,119,194	$ 196,805,837	$ 247,892,288
Reinvestment of distributions	1,719,815	941,992	18,025,572	9,473,812
Shares redeemed	(6,105,253)	(11,163,945)	(65,559,355)	(114,965,823)
Net increase (decrease)	13,949,119	13,897,241	$ 149,272,054	$ 142,400,277
Institutional Class
Shares sold	75,276	70,452	$ 806,050	$ 729,401
Reinvestment of distributions	4,098	1,870	42,944	18,813
Shares redeemed	(25,675)	(50,222)	(276,884)	(520,470)
Net increase (decrease)	53,699	22,100	$ 572,110	$ 227,744
Fidelity Asset Manager 50%
Class A
Shares sold	796,407	1,449,019	$ 14,236,760	$ 24,581,030
Reinvestment of distributions	220,464	45,191	3,772,217	752,382
Shares redeemed	(1,055,287)	(1,095,633)	(18,806,304)	(18,586,263)
Net increase (decrease)	(38,416)	398,577	$ (797,327)	$ 6,747,149
Class T
Shares sold	218,700	663,909	$ 3,889,204	$ 11,208,621
Reinvestment of distributions	92,655	13,977	1,584,921	232,652
Shares redeemed	(189,549)	(431,674)	(3,358,158)	(7,344,423)
Net increase (decrease)	121,806	246,212	$ 2,115,967	$ 4,096,850
Class B
Shares sold	13,131	18,595	$ 232,711	$ 317,435
Reinvestment of distributions	9,804	832	167,464	13,783
Shares redeemed	(22,371)	(57,076)	(397,547)	(958,706)
Net increase (decrease)	564	(37,649)	$ 2,628	$ (627,488)
Class C
Shares sold	423,330	740,412	$ 7,480,929	$ 12,534,043
Reinvestment of distributions	90,330	6,106	1,538,470	101,096
Shares redeemed	(178,805)	(324,505)	(3,156,594)	(5,513,484)
Net increase (decrease)	334,855	422,013	$ 5,862,805	$ 7,121,655

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Asset Manager 50%
Shares sold	35,013,416	52,511,533	$ 621,254,847	$ 892,040,605
Reinvestment of distributions	24,407,014	6,122,585	419,081,529	102,124,495
Shares redeemed	(32,658,788)	(61,301,083)	(579,727,753)	(1,040,806,221)
Net increase (decrease)	26,761,642	(2,666,965)	$ 460,608,623	$ (46,641,121)
Institutional Class
Shares sold	338,933	607,378	$ 6,076,553	$ 10,245,736
Reinvestment of distributions	77,156	14,565	1,322,750	242,976
Shares redeemed	(133,183)	(317,709)	(2,359,754)	(5,403,875)
Net increase (decrease)	282,906	304,234	$ 5,039,549	$ 5,084,837
Fidelity Asset Manager 60%
Class A
Shares sold	1,031,304	1,450,767	$ 11,515,291	$ 15,389,690
Reinvestment of distributions	211,037	73,353	2,281,311	732,795
Shares redeemed	(585,680)	(1,442,772)	(6,544,708)	(15,452,485)
Net increase (decrease)	656,661	81,348	$ 7,251,894	$ 670,000
Class T
Shares sold	162,827	354,359	$ 1,834,398	$ 3,751,085
Reinvestment of distributions	63,652	17,437	686,165	173,843
Shares redeemed	(186,824)	(270,534)	(2,097,747)	(2,824,279)
Net increase (decrease)	39,655	101,262	$ 422,816	$ 1,100,649
Class B
Shares sold	13,693	32,445	$ 154,032	$ 344,999
Reinvestment of distributions	6,303	1,682	68,266	16,834
Shares redeemed	(22,247)	(48,869)	(250,304)	(511,923)
Net increase (decrease)	(2,251)	(14,742)	$ (28,006)	$ (150,090)
Class C
Shares sold	585,527	863,812	$ 6,533,371	$ 9,144,225
Reinvestment of distributions	87,114	13,615	932,996	135,192
Shares redeemed	(222,761)	(224,211)	(2,462,053)	(2,344,110)
Net increase (decrease)	449,880	653,216	$ 5,004,314	$ 6,935,307
Asset Manager 60%
Shares sold	23,232,510	34,839,686	$ 261,361,588	$ 366,719,567
Reinvestment of distributions	4,594,576	1,340,899	49,805,206	13,422,397
Shares redeemed	(7,528,076)	(15,008,590)	(84,850,169)	(159,263,852)
Net increase (decrease)	20,299,010	21,171,995	$ 226,316,625	$ 220,878,112
Institutional Class
Shares sold	118,917	160,584	$ 1,341,721	$ 1,703,978
Reinvestment of distributions	39,401	18,042	427,103	180,782
Shares redeemed	(101,600)	(295,925)	(1,159,588)	(3,146,348)
Net increase (decrease)	56,718	(117,299)	$ 609,236	$ (1,261,588)
Fidelity Asset Manager 70%
Class A
Shares sold	634,258	1,287,419	$ 12,888,243	$ 23,452,490
Reinvestment of distributions	71,653	83,843	1,420,170	1,438,739
Shares redeemed	(624,520)	(1,797,709)	(12,639,883)	(32,849,347)
Net increase (decrease)	81,391	(426,447)	$ 1,668,530	$ (7,958,118)
Class T
Shares sold	191,645	339,651	$ 3,916,680	$ 6,181,137
Reinvestment of distributions	19,544	22,597	387,747	388,219
Shares redeemed	(205,962)	(582,162)	(4,175,387)	(10,591,002)
Net increase (decrease)	5,227	(219,914)	$ 129,040	$ (4,021,646)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 70% - continued
Class B
Shares sold	5,352	13,127	$ 107,698	$ 236,917
Reinvestment of distributions	386	859	7,726	14,844
Shares redeemed	(61,230)	(188,800)	(1,259,172)	(3,433,038)
Net increase (decrease)	(55,492)	(174,814)	$ (1,143,748)	$ (3,181,277)
Class C
Shares sold	316,275	431,551	$ 6,405,562	$ 7,910,563
Reinvestment of distributions	12,613	11,078	249,613	190,092
Shares redeemed	(191,644)	(275,792)	(3,874,177)	(4,970,010)
Net increase (decrease)	137,244	166,837	$ 2,780,998	$ 3,130,645
Asset Manager 70%
Shares sold	17,631,439	28,246,048	$ 359,285,356	$ 516,657,613
Reinvestment of distributions	2,479,485	2,510,724	49,168,187	43,109,127
Shares redeemed	(11,779,718)	(23,977,212)	(239,521,664)	(436,891,308)
Net increase (decrease)	8,331,206	6,779,560	$ 168,931,879	$ 122,875,432
Institutional Class
Shares sold	339,098	531,511	$ 6,878,624	$ 9,726,788
Reinvestment of distributions	25,659	26,717	509,076	459,001
Shares redeemed	(146,820)	(682,888)	(2,978,209)	(12,618,227)
Net increase (decrease)	217,937	(124,660)	$ 4,409,491	$ (2,432,438)
Fidelity Asset Manager 85%
Class A
Shares sold	645,531	1,422,130	$ 10,931,203	$ 21,562,311
Reinvestment of distributions	145,475	55,905	2,374,156	777,639
Shares redeemed	(1,100,926)	(1,131,712)	(18,387,201)	(17,144,798)
Net increase (decrease)	(309,920)	346,323	$ (5,081,842)	$ 5,195,152
Class T
Shares sold	174,125	255,386	$ 2,936,503	$ 3,800,849
Reinvestment of distributions	26,314	6,408	428,386	89,010
Shares redeemed	(64,369)	(186,981)	(1,090,916)	(2,769,038)
Net increase (decrease)	136,070	74,813	$ 2,273,973	$ 1,120,821
Class B
Shares sold	1,389	10,516	$ 23,434	$ 158,919
Reinvestment of distributions	4,022	539	65,673	7,499
Shares redeemed	(27,503)	(37,423)	(466,052)	(551,324)
Net increase (decrease)	(22,092)	(26,368)	$ (376,945)	$ (384,906)
Class C
Shares sold	323,675	379,470	$ 5,439,135	$ 5,643,922
Reinvestment of distributions	36,961	5,384	597,292	74,359
Shares redeemed	(114,827)	(282,321)	(1,911,482)	(4,132,142)
Net increase (decrease)	245,809	102,533	$ 4,124,945	$ 1,586,139
Asset Manager 85%
Shares sold	16,303,231	28,559,921	$ 278,008,943	$ 423,445,322
Reinvestment of distributions	2,430,934	731,320	39,915,939	10,238,478
Shares redeemed	(7,391,308)	(12,632,337)	(125,899,415)	(191,882,465)
Net increase (decrease)	11,342,857	16,658,904	$ 192,025,467	$ 241,801,335
Institutional Class
Shares sold	417,429	281,737	$ 7,152,538	$ 4,299,430
Reinvestment of distributions	29,297	10,653	479,884	148,714
Shares redeemed	(103,203)	(257,406)	(1,751,092)	(3,921,796)
Net increase (decrease)	343,523	34,984	$ 5,881,330	$ 526,348

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
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Automated line for quickest service

AR-USAN-0514
1.878279.106

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2014

Each Class A, Class T, Class B, and Class C are
classes of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,033.20	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class T	1.10%
Actual		$ 1,000.00	$ 1,031.10	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.60%
Actual		$ 1,000.00	$ 1,028.60	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Class C	1.60%
Actual		$ 1,000.00	$ 1,029.50	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,034.80	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,033.80	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 30%
Class A	.86%
Actual		$ 1,000.00	$ 1,043.40	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.14%
Actual		$ 1,000.00	$ 1,041.70	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,039.60	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.62%
Actual		$ 1,000.00	$ 1,039.90	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.15
Asset Manager 30%	.56%
Actual		$ 1,000.00	$ 1,045.20	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,044.90	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13
Fidelity Asset Manager 40%
Class A	.86%
Actual		$ 1,000.00	$ 1,053.40	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.13%
Actual		$ 1,000.00	$ 1,051.40	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.63%
Actual		$ 1,000.00	$ 1,048.70	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class C	1.63%
Actual		$ 1,000.00	$ 1,049.10	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Asset Manager 40%	.57%
Actual		$ 1,000.00	$ 1,055.00	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,053.90	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,062.20	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,060.90	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.71%
Actual		$ 1,000.00	$ 1,058.20	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 50% - continued
Class C	1.73%
Actual		$ 1,000.00	$ 1,058.00	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,064.20	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,064.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58
Fidelity Asset Manager 60%
Class A	1.04%
Actual		$ 1,000.00	$ 1,070.70	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.30%
Actual		$ 1,000.00	$ 1,069.50	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.83%
Actual		$ 1,000.00	$ 1,067.00	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,066.50	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 60%	.73%
Actual		$ 1,000.00	$ 1,072.80	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,072.70	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03
Fidelity Asset Manager 70%
Class A	1.04%
Actual		$ 1,000.00	$ 1,078.50	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.30%
Actual		$ 1,000.00	$ 1,077.30	$ 6.73
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.87%
Actual		$ 1,000.00	$ 1,074.60	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.79%
Actual		$ 1,000.00	$ 1,074.80	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Asset Manager 70%	.73%
Actual		$ 1,000.00	$ 1,080.10	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,080.20	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 85%
Class A	1.03%
Actual		$ 1,000.00	$ 1,093.40	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.33%
Actual		$ 1,000.00	$ 1,091.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.84%
Actual		$ 1,000.00	$ 1,089.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.81%
Actual		$ 1,000.00	$ 1,089.10	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 85%	.75%
Actual		$ 1,000.00	$ 1,094.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,094.80	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .20%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	16.2
Fannie Mae	5.3	6.7
Freddie Mac	2.1	2.7
Ginnie Mae	1.5	2.0
Verizon Communications, Inc.	1.0	0.9
	30.5
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 29.7%	U.S. Government and U.S. Government Agency Obligations 28.0%
AAA,AA,A 5.9%	AAA,AA,A 7.9%
BBB 13.0%	BBB 10.9%
BB and Below 5.7%	BB and Below 5.8%
Not Rated 0.2%	Not Rated 0.2%
Equities* 21.6%	Equities** 23.3%
Short-Term Investments and Net Other Assets 23.9%	Short-Term Investments and Net Other Assets 23.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.3	0.3
Apple, Inc.	0.3	0.2
British American Tobacco PLC sponsored ADR	0.2	0.2
Exxon Mobil Corp.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
	1.2
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.2	27.1
Consumer Discretionary	4.6	5.3
Energy	4.5	4.8
Information Technology	3.6	3.9
Health Care	3.3	3.7
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures* 23.5%	Stock Class and Equity Futures** 23.4%
Bond Class 53.2%	Bond Class 52.4%
Short-Term Class 23.3%	Short-Term Class 24.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 12.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,467,210	$ 14,892,184
Fidelity Consumer Discretionary Central Fund (c)	449,280	95,844,991
Fidelity Consumer Staples Central Fund (c)	347,755	67,137,629
Fidelity Energy Central Fund (c)	436,563	66,798,572
Fidelity Financials Central Fund (c)	1,836,615	149,977,992
Fidelity Health Care Central Fund (c)	385,076	106,997,329
Fidelity Industrials Central Fund (c)	408,876	89,989,414
Fidelity Information Technology Central Fund (c)	581,992	144,194,329
Fidelity International Equity Central Fund (c)	3,262,353	269,274,646
Fidelity Materials Central Fund (c)	136,451	31,451,922
Fidelity Telecom Services Central Fund (c)	96,816	15,691,872
Fidelity Utilities Central Fund (c)	213,768	32,120,823
TOTAL EQUITY CENTRAL FUNDS (Cost $712,884,625)		1,084,371,703
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,436,433	24,559,242
Fidelity Floating Rate Central Fund (c)	1,366,887	148,307,258
Fidelity High Income CentralFund 1 (c)	1,005,139	105,197,824
TOTAL HIGH YIELD FIXED-INCOME FUNDS		278,064,324
Investment Grade Fixed-Income Funds - 49.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	491,025	48,233,380
Fidelity Investment Grade Bond Central Fund (c)	22,350,467	2,374,513,608
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,422,746,988
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,558,503,181)		2,700,811,312
Money Market Central Funds - 23.2%

Fidelity Cash Central Fund, 0.10% (a)	399,868,263	399,868,263
Fidelity Money Market Central Fund, 0.25% (a)	744,732,956	744,732,956
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,144,601,219)		1,144,601,219
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $7,609,693)	$ 7,610,000	$ 7,609,853
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,423,598,718)	4,937,394,087
NET OTHER ASSETS (LIABILITIES) - 0.0%	(573,325)
NET ASSETS - 100%	$ 4,936,820,762
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
541 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 50,437,430	$ 104,897
515 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	48,796,250	700,030
TOTAL EQUITY INDEX CONTRACTS		$ 99,233,680	$ 804,927

The face value of futures purchased as a percentage of net assets is 2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,209,922.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,208
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	448,938
Fidelity Consumer Staples Central Fund	894,619
Fidelity Emerging Markets Debt Central Fund	747,812
Fidelity Energy Central Fund	450,811
Fidelity Financials Central Fund	1,134,602
Fidelity Floating Rate Central Fund	3,584,875
Fidelity Health Care Central Fund	229,334
Fidelity High Income Central Fund 1	3,135,766
Fidelity Industrials Central Fund	619,843
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	355,556
Fidelity International Equity Central Fund	4,323,955
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	31,548,272
Fidelity Materials Central Fund	224,607
Fidelity Money Market Central Fund	904,800
Fidelity Telecom Services Central Fund	468,041
Fidelity Utilities Central Fund	352,953
Total	$ 49,625,456
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 216,042	$ 431,140	$ 14,892,184	4.5%
Fidelity Consumer Discretionary Central Fund	110,266,332	1,959,310	23,507,871	95,844,991	6.7%
Fidelity Consumer Staples Central Fund	77,277,841	1,993,613	16,069,964	67,137,629	6.3%
Fidelity Emerging Markets Debt Central Fund	23,831,998	1,570,808	718,591	24,559,242	29.9%
Fidelity Energy Central Fund	82,580,559	1,574,641	20,773,074	66,798,572	6.4%
Fidelity Financials Central Fund	159,655,376	6,353,021	31,453,997	149,977,992	6.7%
Fidelity Floating Rate Central Fund	143,112,173	6,646,123	4,299,258	148,307,258	10.5%
Fidelity Health Care Central Fund	111,549,674	1,091,925	26,785,679	106,997,329	6.6%
Fidelity High Income Central Fund 1	100,282,137	4,546,445	2,874,276	105,197,824	23.2%
Fidelity Industrials Central Fund	99,651,511	1,996,355	20,211,028	89,989,414	6.9%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	901,115	48,203,278	48,233,380	23.7%
Fidelity Information Technology Central Fund	157,914,162	1,597,990	29,893,768	144,194,329	6.6%
Fidelity International Equity Central Fund	226,280,447	36,863,955	7,407,378	269,274,646	8.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,744	91,884,005	69,594,378	2,374,513,608	32.3%
Fidelity Materials Central Fund	33,057,907	707,356	5,410,852	31,451,922	6.8%
Fidelity Telecom Services Central Fund	23,024,194	737,321	8,515,441	15,691,872	6.0%
Fidelity Utilities Central Fund	32,324,259	807,920	5,212,106	32,120,823	6.6%
Total	$ 3,824,118,444	$ 161,447,945	$ 321,362,079	$ 3,785,183,015
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,084,371,703	$ 1,084,371,703	$ -	$ -
Fixed-Income Central Funds	2,700,811,312	2,700,811,312	-	-
Money Market Central Funds	1,144,601,219	1,144,601,219	-	-
U.S. Treasury Obligations	7,609,853	-	7,609,853	-
Total Investments in Securities:	$ 4,937,394,087	$ 4,929,784,234	$ 7,609,853	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 804,927	$ 804,927	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 804,927	$ -
Total Value of Derivatives	$ 804,927	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.2%
Mexico	1.4%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,609,693)	$ 7,609,853
Fidelity Central Funds (cost $4,415,989,025)	4,929,784,234
Total Investments (cost $4,423,598,718)		$ 4,937,394,087
Receivable for investments sold		1,223,941
Receivable for fund shares sold		5,281,986
Distributions receivable from Fidelity Central Funds		33,428
Receivable for daily variation margin for derivative instruments		651,910
Prepaid expenses		5,457
Other receivables		16,047
Total assets		4,944,606,856

Liabilities
Payable for investments purchased	$ 365,833
Payable for fund shares redeemed	5,229,056
Accrued management fee	1,690,284
Distribution and service plan fees payable	39,278
Other affiliated payables	445,737
Other payables and accrued expenses	15,906
Total liabilities		7,786,094

Net Assets		$ 4,936,820,762
Net Assets consist of:
Paid in capital		$ 4,612,415,434
Undistributed net investment income		10,942,537
Accumulated undistributed net realized gain (loss) on investments		(201,137,505)
Net unrealized appreciation (depreciation) on investments		514,600,296
Net Assets		$ 4,936,820,762

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,924,844 ÷ 2,885,734 shares)		$ 13.49

Maximum offering price per share (100/94.25 of $13.49)		$ 14.31
Class T: Net Asset Value and redemption price per share ($20,083,727 ÷ 1,491,714 shares)		$ 13.46

Maximum offering price per share (100/96.50 of $13.46)		$ 13.95
Class B: Net Asset Value and offering price per share ($2,401,926 ÷ 178,718 shares)A		$ 13.44

Class C: Net Asset Value and offering price per share ($25,140,652 ÷ 1,873,979 shares)A		$ 13.42

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,817,659,005 ÷ 356,693,467 shares)		$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,610,608 ÷ 2,415,399 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 980
Income from Fidelity Central Funds		49,625,456
Total income		49,626,436

Expenses
Management fee	$ 10,022,254
Transfer agent fees	2,084,480
Distribution and service plan fees	237,391
Accounting fees and expenses	583,305
Custodian fees and expenses	1,762
Independent trustees' compensation	9,441
Registration fees	111,648
Audit	22,014
Legal	12,402
Miscellaneous	17,810
Total expenses before reductions	13,102,507
Expense reductions	(12,210)	13,090,297
Net investment income (loss)		36,536,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,122
Fidelity Central Funds	23,347,490
Futures contracts	6,013,931
Capital gain distributions from Fidelity Central Funds	470,308
Total net realized gain (loss)		29,834,851
Change in net unrealized appreciation (depreciation) on: Investment securities	97,631,369
Futures contracts	413,288
Total change in net unrealized appreciation (depreciation)		98,044,657
Net gain (loss)		127,879,508
Net increase (decrease) in net assets resulting from operations		$ 164,415,647

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,536,139	$ 64,436,359
Net realized gain (loss)	29,834,851	8,720,794
Change in net unrealized appreciation (depreciation)	98,044,657	109,590,957
Net increase (decrease) in net assets resulting from operations	164,415,647	182,748,110
Distributions to shareholders from net investment income	(30,639,124)	(64,845,118)
Distributions to shareholders from net realized gain	(107,790,846)	(95,880,347)
Total distributions	(138,429,970)	(160,725,465)
Share transactions - net increase (decrease)	78,487,354	93,638,244
Total increase (decrease) in net assets	104,473,031	115,660,889

Net Assets
Beginning of period	4,832,347,731	4,716,686,842
End of period (including undistributed net investment income of $10,942,537 and undistributed net investment income of $5,045,522, respectively)	$ 4,936,820,762	$ 4,832,347,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.08	.14	.18	.19	.22	.33
Net realized and unrealized gain (loss)	.36	.31	.91	.09	.74	.48
Total from investment operations	.44	.45	1.09	.28	.96	.81
Distributions from net investment income	(.06)	(.14)	(.18)	(.20)	(.21)	(.36)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.37) I	(.40) J	(.34)	(.21) K	(.21) L	(.36)
Net asset value, end of period	$ 13.49	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Total Return B, C, D	3.32%	3.47%	8.76%	2.22%	8.26%	7.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.82% A	.82%	.83%	.85%	.83%	.87%
Net investment income (loss)	1.22% A	1.03%	1.36%	1.51%	1.80%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,925	$ 43,449	$ 46,763	$ 36,016	$ 31,268	$ 24,488
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.302 per share.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

L Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.06	.10	.14	.16	.19	.30
Net realized and unrealized gain (loss)	.35	.33	.90	.09	.74	.48
Total from investment operations	.41	.43	1.04	.25	.93	.78
Distributions from net investment income	(.05)	(.10)	(.15)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.35)	(.37)	(.30) I	(.18)	(.18) J	(.33)
Net asset value, end of period	$ 13.46	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Total Return B, C, D	3.11%	3.28%	8.39%	1.96%	8.00%	7.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.10%	1.10%	1.11%	1.09%	1.11%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.09%	1.11%
Expenses net of all reductions	1.10% A	1.09%	1.10%	1.10%	1.09%	1.11%
Net investment income (loss)	.94% A	.75%	1.09%	1.26%	1.55%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,084	$ 19,844	$ 18,870	$ 17,765	$ 15,771	$ 10,032
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.09	.12	.24
Net realized and unrealized gain (loss)	.35	.32	.90	.10	.74	.49
Total from investment operations	.38	.35	.97	.19	.86	.73
Distributions from net investment income	(.01)	(.04)	(.08)	(.09)	(.11)	(.28)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.32) I	(.30) J	(.23) K	(.11)	(.12)	(.28)
Net asset value, end of period	$ 13.44	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Total Return B, C, D	2.86%	2.71%	7.81%	1.48%	7.34%	6.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.62%	1.64%	1.65%	1.67%	1.69%
Expenses net of fee waivers, if any	1.60% A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.60% A	1.61%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.44% A	.23%	.55%	.72%	.99%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,402	$ 2,725	$ 2,732	$ 3,044	$ 3,717	$ 2,712
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.302 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.03	.03	.08	.10	.12	.24
Net realized and unrealized gain (loss)	.36	.33	.89	.09	.74	.49
Total from investment operations	.39	.36	.97	.19	.86	.73
Distributions from net investment income	(.01)	(.04)	(.08)	(.10)	(.12)	(.28)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.32) I	(.31)	(.24)	(.12)	(.12) J	(.28)
Net asset value, end of period	$ 13.42	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Total Return B, C, D	2.95%	2.73%	7.80%	1.48%	7.40%	6.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of all reductions	1.60% A	1.59%	1.60%	1.60%	1.60%	1.63%
Net investment income (loss)	.44% A	.25%	.59%	.76%	1.03%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,141	$ 24,910	$ 22,600	$ 19,325	$ 15,728	$ 9,189
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.302 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Income from Investment Operations
Net investment income (loss) D	.10	.18	.22	.23	.25	.35
Net realized and unrealized gain (loss)	.36	.31	.91	.09	.75	.50
Total from investment operations	.46	.49	1.13	.32	1.00	.85
Distributions from net investment income	(.09)	(.18)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.39)	(.44) H	(.38)	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.51	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Total Return B, C	3.48%	3.79%	9.06%	2.52%	8.54%	7.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.53%	.54%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.53% A	.53%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.53% A	.52%	.54%	.54%	.56%	.58%
Net investment income (loss)	1.51% A	1.32%	1.65%	1.82%	2.08%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,817,659	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692
Portfolio turnover rate F	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Income from Investment Operations
Net investment income (loss) D	.10	.17	.21	.23	.25	.36
Net realized and unrealized gain (loss)	.35	.33	.90	.10	.74	.50
Total from investment operations	.45	.50	1.11	.33	.99	.86
Distributions from net investment income	(.08)	(.17)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.39) H	(.44)	(.37) I	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.50	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Total Return B, C	3.38%	3.83%	8.94%	2.57%	8.46%	8.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.57%	.58%	.59%	.56%	.56%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.59%	.56%	.56%
Expenses net of all reductions	.56% A	.56%	.57%	.59%	.55%	.56%
Net investment income (loss)	1.48% A	1.29%	1.62%	1.77%	2.09%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,611	$ 32,926	$ 30,383	$ 23,073	$ 4,739	$ 2,697
Portfolio turnover rate F	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.302 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	16.1
Fannie Mae	5.3	6.7
Freddie Mac	2.0	2.7
Ginnie Mae	1.5	2.0
Verizon Communications, Inc.	1.0	0.8
	30.4
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 29.6%	U.S. Government and U.S. Government Agency Obligations 27.9%
AAA,AA,A 5.9%	AAA,AA,A 7.9%
BBB 12.9%	BBB 10.8%
BB and Below 5.6%	BB and Below 5.7%
Not Rated 0.2%	Not Rated 0.2%
Equities* 31.3%	Equities** 33.0%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 14.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.4	0.4
Apple, Inc.	0.4	0.2
British American Tobacco PLC sponsored ADR	0.3	0.3
Exxon Mobil Corp.	0.3	0.3
Bank of America Corp.	0.3	0.2
	1.7
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.9	17.2
Consumer Discretionary	5.9	6.5
Energy	5.3	5.3
Information Technology	4.8	5.3
Health Care	4.5	4.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures* 33.2%	Stock Class and Equity Futures** 33.3%
Bond Class 52.9%	Bond Class 52.1%
Short-Term Class 13.9%	Short-Term Class 14.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	217,357	$ 2,206,173
Fidelity Consumer Discretionary Central Fund (c)	99,375	21,199,743
Fidelity Consumer Staples Central Fund (c)	76,667	14,801,415
Fidelity Energy Central Fund (c)	97,023	14,845,532
Fidelity Financials Central Fund (c)	403,543	32,953,338
Fidelity Health Care Central Fund (c)	81,531	22,654,163
Fidelity Industrials Central Fund (c)	89,805	19,765,099
Fidelity Information Technology Central Fund (c)	123,737	30,657,018
Fidelity International Equity Central Fund (c)	759,755	62,710,156
Fidelity Materials Central Fund (c)	30,130	6,944,914
Fidelity Telecom Services Central Fund (c)	21,566	3,495,442
Fidelity Utilities Central Fund (c)	46,992	7,061,062
TOTAL EQUITY CENTRAL FUNDS (Cost $178,275,731)		239,294,055
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	364,713	3,676,302
Fidelity Floating Rate Central Fund (c)	205,309	22,276,000
Fidelity High Income Central Fund 1 (c)	145,878	15,267,632
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,219,934
Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (c)	73,916	7,260,758
Fidelity Investment Grade Bond Central Fund (c)	3,363,669	357,356,236
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		364,616,994
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $396,167,418)		405,836,928
Money Market Central Funds - 13.4%

Fidelity Cash Central Fund, 0.10% (a)	77,538,982	77,538,982
Fidelity Money Market Central Fund, 0.25% (a)	22,445,867	22,445,867
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $99,984,849)		99,984,849
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $1,029,960)	$ 1,030,000	$ 1,029,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $675,457,958)	746,145,813
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121,801)
NET ASSETS - 100%	$ 746,024,012
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 7,551,630	$ 15,705
65 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	6,158,750	88,354
TOTAL EQUITY INDEX CONTRACTS		$ 13,710,380	$ 104,059

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $749,989.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,464
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	92,491
Fidelity Consumer Staples Central Fund	187,274
Fidelity Emerging Markets Debt Central Fund	102,960
Fidelity Energy Central Fund	90,639
Fidelity Financials Central Fund	230,565
Fidelity Floating Rate Central Fund	493,274
Fidelity Health Care Central Fund	46,936
Fidelity High Income Central Fund 1	419,746
Fidelity Industrials Central Fund	126,771
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	72,084
Fidelity International Equity Central Fund	981,896
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	4,367,525
Fidelity Materials Central Fund	45,990
Fidelity Money Market Central Fund	27,270
Fidelity Telecom Services Central Fund	100,102
Fidelity Utilities Central Fund	72,050
Total	$ 7,492,632
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 363,110	$ 18,994	$ 2,206,173	0.7%
Fidelity Consumer Discretionary Central Fund	19,420,783	3,673,879	3,319,116	21,199,743	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	2,716,300	2,043,636	14,801,415	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	770,393	31,657	3,676,302	4.5%
Fidelity Energy Central Fund	13,896,427	2,651,171	2,424,442	14,845,532	1.4%
Fidelity Financials Central Fund	27,829,819	6,115,666	4,043,158	32,953,338	1.5%
Fidelity Floating Rate Central Fund	17,596,324	4,478,006	189,939	22,276,000	1.6%
Fidelity Health Care Central Fund	19,099,953	2,693,630	3,399,642	22,654,163	1.4%
Fidelity High Income Central Fund 1	12,137,215	2,836,498	126,626	15,267,632	3.4%
Fidelity Industrials Central Fund	16,925,416	3,382,384	2,235,103	19,765,099	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	1,681,906	6,243,191	7,260,758	3.6%
Fidelity Information Technology Central Fund	26,700,966	3,858,728	2,841,967	30,657,018	1.4%
Fidelity International Equity Central Fund	47,258,718	13,049,120	518,322	62,710,156	2.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	68,818,844	3,070,680	357,356,236	4.9%
Fidelity Materials Central Fund	5,677,622	1,190,787	551,912	6,944,914	1.5%
Fidelity Telecom Services Central Fund	3,800,294	735,475	1,127,969	3,495,442	1.3%
Fidelity Utilities Central Fund	5,425,376	1,155,537	383,587	7,061,062	1.5%
Total	$ 534,575,161	$ 120,171,434	$ 32,569,941	$ 645,130,983
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 239,294,055	$ 239,294,055	$ -	$ -
Fixed-Income Central Funds	405,836,928	405,836,928	-	-
Money Market Central Funds	99,984,849	99,984,849	-	-
U.S. Treasury Obligations	1,029,981	-	1,029,981	-
Total Investments in Securities:	$ 746,145,813	$ 745,115,832	$ 1,029,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 104,059	$ 104,059	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 104,059	$ -
Total Value of Derivatives	$ 104,059	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.1%
United Kingdom	2.9%
Mexico	1.4%
Japan	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,029,960)	$ 1,029,981
Fidelity Central Funds (cost $674,427,998)	745,115,832
Total Investments (cost $675,457,958)		$ 746,145,813
Receivable for investments sold		418,605
Receivable for fund shares sold		955,406
Distributions receivable from Fidelity Central Funds		6,400
Receivable for daily variation margin for derivative instruments		91,310
Prepaid expenses		810
Other receivables		3,156
Total assets		747,621,500

Liabilities
Payable for fund shares redeemed	$ 1,237,473
Accrued management fee	253,083
Distribution and service plan fees payable	19,763
Other affiliated payables	72,032
Other payables and accrued expenses	15,137
Total liabilities		1,597,488

Net Assets		$ 746,024,012
Net Assets consist of:
Paid in capital		$ 692,909,503
Undistributed net investment income		2,038,736
Accumulated undistributed net realized gain (loss) on investments		(19,716,141)
Net unrealized appreciation (depreciation) on investments		70,791,914
Net Assets		$ 746,024,012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,972,009 ÷ 1,689,185 shares)		$ 10.64

Maximum offering price per share (100/94.25 of $10.64)		$ 11.29
Class T: Net Asset Value and redemption price per share ($7,951,679 ÷ 747,853 shares)		$ 10.63

Maximum offering price per share (100/96.50 of $10.63)		$ 11.02
Class B: Net Asset Value and offering price per share ($963,073 ÷ 90,714 shares)A		$ 10.62

Class C: Net Asset Value and offering price per share ($14,817,369 ÷ 1,398,998 shares)A		$ 10.59

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($695,288,486 ÷ 65,327,762 shares)		$ 10.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,031,396 ÷ 848,572 shares)		$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 134
Income from Fidelity Central Funds		7,492,632
Total income		7,492,766

Expenses
Management fee	$ 1,391,125
Transfer agent fees	277,648
Distribution and service plan fees	110,518
Accounting fees and expenses	130,206
Custodian fees and expenses	1,480
Independent trustees' compensation	1,257
Registration fees	61,180
Audit	23,324
Legal	1,328
Miscellaneous	2,136
Total expenses before reductions	2,000,202
Expense reductions	(3,720)	1,996,482
Net investment income (loss)		5,496,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,204,851
Futures contracts	761,273
Capital gain distributions from Fidelity Central Funds	63,247
Total net realized gain (loss)		2,029,371
Change in net unrealized appreciation (depreciation) on: Investment securities	21,749,501
Futures contracts	71,985
Total change in net unrealized appreciation (depreciation)		21,821,486
Net gain (loss)		23,850,857
Net increase (decrease) in net assets resulting from operations		$ 29,347,141

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,496,284	$ 7,059,582
Net realized gain (loss)	2,029,371	(90,818)
Change in net unrealized appreciation (depreciation)	21,821,486	21,625,354
Net increase (decrease) in net assets resulting from operations	29,347,141	28,594,118
Distributions to shareholders from net investment income	(4,255,018)	(6,529,336)
Distributions to shareholders from net realized gain	(11,398,470)	(7,146,966)
Total distributions	(15,653,488)	(13,676,302)
Share transactions - net increase (decrease)	132,119,318	191,780,334
Total increase (decrease) in net assets	145,812,971	206,698,150

Net Assets
Beginning of period	600,211,041	393,512,891
End of period (including undistributed net investment income of $2,038,736 and undistributed net investment income of $797,470, respectively)	$ 746,024,012	$ 600,211,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) E	.07	.12	.14	.16	.17	.22
Net realized and unrealized gain (loss)	.38	.44	.89	.01	.67	.40
Total from investment operations	.45	.56	1.03	.17	.84	.62
Distributions from net investment income	(.05)	(.11)	(.14)	(.15)	(.17)	(.24)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.24) I	(.28)	(.25)	(.46)	(.22)	(.24)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return B, C, D	4.34%	5.64%	11.20%	1.67%	9.39%	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.87%	.89%	.91%	.98%	1.21%
Expenses net of fee waivers, if any	.86% A	.87%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.86% A	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.36% A	1.15%	1.46%	1.63%	1.83%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,972	$ 15,100	$ 11,431	$ 9,024	$ 7,495	$ 4,305
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.06	.09	.12	.14	.15	.20
Net realized and unrealized gain (loss)	.37	.44	.89	.01	.67	.40
Total from investment operations	.43	.53	1.01	.15	.82	.60
Distributions from net investment income	(.04)	(.08)	(.12)	(.13)	(.15)	(.22)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.22)	(.25)	(.23)	(.44)	(.20)	(.22)
Net asset value, end of period	$ 10.63	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return B, C, D	4.17%	5.37%	10.91%	1.47%	9.15%	7.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.13%	1.14%	1.13%	1.19%	1.46%
Expenses net of fee waivers, if any	1.14% A	1.13%	1.14%	1.13%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	1.09% A	.89%	1.21%	1.39%	1.58%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,952	$ 7,064	$ 6,542	$ 4,885	$ 5,800	$ 2,181
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.38	.44	.89	- K	.67	.40
Total from investment operations	.41	.48	.96	.09	.77	.56
Distributions from net investment income	(.01)	(.04)	(.07)	(.07)	(.11)	(.18)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.20) I	(.21)	(.18)	(.38)	(.15) J	(.18)
Net asset value, end of period	$ 10.62	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return B, C, D	3.96%	4.81%	10.37%	.89%	8.62%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.66%	1.68%	1.70%	1.78%	2.00%
Expenses net of fee waivers, if any	1.64% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.58% A	.37%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 963	$ 1,078	$ 1,118	$ 1,076	$ 1,336	$ 773
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.183 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

K Amount represents less than $.0l per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.38	.43	.89	.01	.67	.39
Total from investment operations	.41	.47	.96	.10	.77	.55
Distributions from net investment income	(.02)	(.04)	(.07)	(.08)	(.10)	(.18)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.20)	(.21)	(.18)	(.39)	(.15)	(.18)
Net asset value, end of period	$ 10.59	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Total Return B, C, D	3.99%	4.75%	10.41%	.92%	8.63%	6.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.64%	1.66%	1.67%	1.72%	1.95%
Expenses net of fee waivers, if any	1.62% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62% A	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.60% A	.39%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,817	$ 12,001	$ 7,937	$ 5,967	$ 4,789	$ 2,499
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.09	.15	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.37	.44	.89	.01	.67	.40
Total from investment operations	.46	.59	1.06	.20	.86	.64
Distributions from net investment income	(.07)	(.14)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.31)	(.28)	(.49)	(.24)	(.26)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return B, C	4.52%	5.96%	11.53%	1.98%	9.67%	7.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.56%	.58%	.61%	.69%	.90%
Expenses net of fee waivers, if any	.56% A	.56%	.58%	.61%	.65%	.65%
Expenses net of all reductions	.56% A	.56%	.58%	.60%	.64%	.65%
Net investment income (loss)	1.67% A	1.46%	1.76%	1.92%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,288	$ 560,306	$ 364,386	$ 208,380	$ 109,249	$ 61,207
Portfolio turnover rate F	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.08	.14	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.38	.44	.90	- J	.67	.40
Total from investment operations	.46	.58	1.07	.19	.86	.64
Distributions from net investment income	(.07)	(.13)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.31) H	(.28)	(.48) I	(.24)	(.26)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Total Return B, C	4.49%	5.81%	11.56%	1.93%	9.67%	7.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.62%	.65%	.63%	.71%	.97%
Expenses net of fee waivers, if any	.62% A	.62%	.65%	.63%	.65%	.65%
Expenses net of all reductions	.62% A	.62%	.64%	.62%	.64%	.65%
Net investment income (loss)	1.60% A	1.40%	1.69%	1.90%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,031	$ 4,663	$ 2,099	$ 1,218	$ 1,168	$ 773
Portfolio turnover rate F	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

J Amount represents less than $.0l per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	14.6
Fannie Mae	4.8	5.8
Freddie Mac	1.9	2.4
Ginnie Mae	1.3	1.8
Verizon Communications, Inc.	0.9	0.7
	27.3
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 26.4%	U.S. Government and U.S. Government Agency Obligations 25.0%
AAA,AA,A 5.3%	AAA,AA,A 7.4%
BBB 11.6%	BBB 9.4%
BB and Below 5.5%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.2%
Equities 40.8%	Equities 42.8%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.6	0.5
Apple, Inc.	0.5	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Exxon Mobil Corp.	0.4	0.4
Bank of America Corp.	0.3	0.3
	2.2
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	16.6
Consumer Discretionary	7.3	7.6
Information Technology	6.6	7.0
Energy	5.8	6.2
Health Care	5.4	6.2
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 42.9%	Stock Class and Equity Futures 43.3%
Bond Class 47.9%	Bond Class 47.3%
Short-Term Class 9.2%	Short-Term Class 9.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	122,099	$ 26,047,431
Fidelity Consumer Staples Central Fund (c)	94,212	18,188,622
Fidelity Emerging Markets Equity Central Fund (c)	33,698	6,936,068
Fidelity Energy Central Fund (c)	119,126	18,227,463
Fidelity Financials Central Fund (c)	494,770	40,402,892
Fidelity Health Care Central Fund (c)	99,709	27,705,163
Fidelity Industrials Central Fund (c)	110,016	24,213,410
Fidelity Information Technology Central Fund (c)	151,288	37,483,227
Fidelity International Equity Central Fund (c)	898,602	74,170,604
Fidelity Materials Central Fund (c)	36,962	8,519,829
Fidelity Telecom Services Central Fund (c)	26,538	4,301,234
Fidelity Utilities Central Fund (c)	57,652	8,662,771
TOTAL EQUITY CENTRAL FUNDS (Cost $223,049,404)		294,858,714
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	339,445	3,421,607
Fidelity Floating Rate Central Fund (c)	191,860	20,816,800
Fidelity High Income Central Fund 1 (c)	134,579	14,085,039
TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,323,446
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	69,189	6,796,443
Fidelity Investment Grade Bond Central Fund (c)	2,822,815	299,895,897
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		306,692,340
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $338,110,122)		345,015,786
Money Market Central Funds - 8.5%

Fidelity Cash Central Fund, 0.10% (a)	49,086,874	49,086,874
Fidelity Money Market Central Fund, 0.25% (a)	10,298,182	10,298,182
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $59,385,056)		59,385,056
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $919,955)	$ 920,000	$ 919,980
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,464,537)	700,179,536
NET OTHER ASSETS (LIABILITIES) - 0.1%	484,896
NET ASSETS - 100%	$ 700,664,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 7,178,710	$ 14,930
58 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	5,495,500	78,838
TOTAL EQUITY INDEX CONTRACTS		$ 12,674,210	$ 93,768

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $694,986.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,555
Fidelity Consumer Discretionary Central Fund	111,170
Fidelity Consumer Staples Central Fund	226,146
Fidelity Emerging Markets Debt Central Fund	93,434
Fidelity Emerging Markets Equity Central Fund	23,616
Fidelity Energy Central Fund	107,788
Fidelity Financials Central Fund	275,944
Fidelity Floating Rate Central Fund	447,157
Fidelity Health Care Central Fund	56,354
Fidelity High Income Central Fund 1	377,468
Fidelity Industrials Central Fund	152,113
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	86,129
Fidelity International Equity Central Fund	1,147,354
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	3,572,067
Fidelity Materials Central Fund	55,160
Fidelity Money Market Central Fund	12,512
Fidelity Telecom Services Central Fund	121,310
Fidelity Utilities Central Fund	86,282
Total	$ 6,973,564
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 21,759,568	$ 5,630,178	$ 3,048,952	$ 26,047,431	1.8%
Fidelity Consumer Staples Central Fund	14,937,195	4,092,953	1,784,944	18,188,622	1.7%
Fidelity Emerging Markets Debt Central Fund	2,596,655	863,359	27,798	3,421,607	4.2%
Fidelity Emerging Markets Equity Central Fund	5,541,126	1,442,168	256,341	6,936,068	3.2%
Fidelity Energy Central Fund	15,512,706	3,999,042	2,158,538	18,227,463	1.7%
Fidelity Financials Central Fund	31,213,888	9,108,845	3,553,077	40,402,892	1.8%
Fidelity Floating Rate Central Fund	15,310,024	5,319,322	166,788	20,816,800	1.5%
Fidelity Health Care Central Fund	21,753,919	4,355,873	3,510,204	27,705,163	1.7%
Fidelity High Income Central Fund 1	10,590,437	3,231,044	111,192	14,085,039	3.1%
Fidelity Industrials Central Fund	18,962,897	5,154,383	1,913,743	24,213,410	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	1,937,760	5,538,470	6,796,443	3.3%
Fidelity Information Technology Central Fund	29,853,604	6,212,102	2,107,341	37,483,227	1.7%
Fidelity International Equity Central Fund	51,863,346	19,592,599	570,336	74,170,604	2.4%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	72,119,765	2,418,421	299,895,897	4.1%
Fidelity Materials Central Fund	6,337,248	1,810,328	382,909	8,519,829	1.9%
Fidelity Telecom Services Central Fund	4,227,092	1,100,231	1,129,498	4,301,234	1.6%
Fidelity Utilities Central Fund	6,497,366	1,760,740	636,679	8,662,771	1.8%
Total	$ 495,321,961	$ 147,730,692	$ 29,315,231	$ 639,874,500
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 294,858,714	$ 294,858,714	$ -	$ -
Fixed-Income Central Funds	345,015,786	345,015,786	-	-
Money Market Central Funds	59,385,056	59,385,056	-	-
U.S. Treasury Obligations	919,980	-	919,980	-
Total Investments in Securities:	$ 700,179,536	$ 699,259,556	$ 919,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 93,768	$ 93,768	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 93,768	$ -
Total Value of Derivatives	$ 93,768	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
United Kingdom	3.5%
Japan	1.7%
Mexico	1.3%
Netherlands	1.2%
France	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $919,955)	$ 919,980
Fidelity Central Funds (cost $620,544,582)	699,259,556
Total Investments (cost $621,464,537)		$ 700,179,536
Receivable for investments sold		205,058
Receivable for fund shares sold		3,802,167
Distributions receivable from Fidelity Central Funds		4,061
Receivable for daily variation margin for derivative instruments		84,830
Prepaid expenses		695
Other receivables		3,747
Total assets		704,280,094

Liabilities
Payable for investments purchased	$ 2,995,222
Payable for fund shares redeemed	280,931
Accrued management fee	236,594
Distribution and service plan fees payable	18,848
Other affiliated payables	68,405
Other payables and accrued expenses	15,662
Total liabilities		3,615,662

Net Assets		$ 700,664,432
Net Assets consist of:
Paid in capital		$ 638,579,524
Undistributed net investment income		3,143,507
Accumulated undistributed net realized gain (loss) on investments		(19,867,366)
Net unrealized appreciation (depreciation) on investments		78,808,767
Net Assets		$ 700,664,432

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,685,083 ÷ 1,903,695 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($7,691,639 ÷ 709,275 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($1,183,046 ÷ 108,919 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($13,125,373 ÷ 1,213,122 shares)A		$ 10.82

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($656,177,118 ÷ 60,392,856 shares)		$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,802,173 ÷ 165,881 shares)		$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 116
Income from Fidelity Central Funds		6,973,564
Total income		6,973,680

Expenses
Management fee	$ 1,271,356
Transfer agent fees	259,790
Distribution and service plan fees	102,399
Accounting fees and expenses	121,450
Custodian fees and expenses	1,476
Independent trustees' compensation	1,134
Registration fees	70,670
Audit	23,324
Legal	1,167
Miscellaneous	1,876
Total expenses before reductions	1,854,642
Expense reductions	(3,812)	1,850,830
Net investment income (loss)		5,122,850
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9
Fidelity Central Funds	905,082
Futures contracts	814,690
Capital gain distributions from Fidelity Central Funds	56,533
Total net realized gain (loss)		1,776,314
Change in net unrealized appreciation (depreciation) on: Investment securities	25,232,022
Futures contracts	21,180
Total change in net unrealized appreciation (depreciation)		25,253,202
Net gain (loss)		27,029,516
Net increase (decrease) in net assets resulting from operations		$ 32,152,366

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,122,850	$ 6,573,207
Net realized gain (loss)	1,776,314	(287,180)
Change in net unrealized appreciation (depreciation)	25,253,202	29,300,784
Net increase (decrease) in net assets resulting from operations	32,152,366	35,586,811
Distributions to shareholders from net investment income	(4,375,306)	(5,312,844)
Distributions to shareholders from net realized gain	(15,119,456)	(4,958,079)
Total distributions	(19,494,762)	(10,270,923)
Share transactions - net increase (decrease)	158,733,820	147,547,780
Total increase (decrease) in net assets	171,391,424	172,863,668

Net Assets
Beginning of period	529,273,008	356,409,340
End of period (including undistributed net investment income of $3,143,507 and undistributed net investment income of $2,395,963, respectively)	$ 700,664,432	$ 529,273,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Income from Investment Operations
Net investment income (loss) E	.08	.12	.14	.16	.16	.20
Net realized and unrealized gain (loss)	.48	.66	1.07	(.06)	.70	.34
Total from investment operations	.56	.78	1.21	.10	.86	.54
Distributions from net investment income	(.07)	(.10)	(.14)	(.14)	(.15)	(.19)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.35)	(.23)	(.23)	(.42)	(.18)	(.19)
Net asset value, end of period	$ 10.87	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C, D	5.34%	7.88%	13.47%	.91%	9.96%	6.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.87%	.90%	.95%	1.06%	1.33%
Expenses net of fee waivers, if any	.86% A	.87%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.86% A	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.40% A	1.21%	1.49%	1.61%	1.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,685	$ 16,042	$ 14,048	$ 10,337	$ 6,308	$ 2,921
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.06	.10	.12	.13	.14	.18
Net realized and unrealized gain (loss)	.47	.66	1.06	(.05)	.70	.35
Total from investment operations	.53	.76	1.18	.08	.84	.53
Distributions from net investment income	(.06)	(.08)	(.12)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.33) I	(.21)	(.21)	(.40)	(.16)	(.18)
Net asset value, end of period	$ 10.84	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Total Return B, C, D	5.14%	7.62%	13.09%	.68%	9.69%	6.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.14%	1.17%	1.19%	1.32%	1.59%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.13%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	1.14% A	.94%	1.24%	1.36%	1.52%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,692	$ 6,969	$ 4,803	$ 3,760	$ 2,972	$ 2,089
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.48	.67	1.06	(.06)	.71	.35
Total from investment operations	.51	.71	1.13	.02	.80	.49
Distributions from net investment income	(.03)	(.02)	(.06)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.31)	(.15)	(.15)	(.34) I	(.11)	(.14)
Net asset value, end of period	$ 10.86	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Total Return B, C, D	4.87%	7.11%	12.56%	.13%	9.20%	6.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.68%	1.70%	1.73%	1.82%	2.08%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.64% A	.43%	.74%	.86%	1.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183	$ 776	$ 839	$ 856	$ 1,075	$ 1,263
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.48	.66	1.06	(.05)	.70	.34
Total from investment operations	.51	.70	1.13	.03	.79	.48
Distributions from net investment income	(.03)	(.03)	(.08)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.31)	(.16)	(.16) J	(.35) I	(.12)	(.13)
Net asset value, end of period	$ 10.82	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Total Return B, C, D	4.91%	7.02%	12.59%	.22%	9.07%	6.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.64%	1.67%	1.70%	1.82%	2.09%
Expenses net of fee waivers, if any	1.63% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.63%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.63% A	.44%	.74%	.86%	1.02%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,125	$ 9,272	$ 6,814	$ 3,911	$ 2,193	$ 1,469
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2014	Years ended September 30,
March 31,	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.09	.16	.18	.18	.18	.22
Net realized and unrealized gain (loss)	.48	.65	1.06	(.06)	.71	.34
Total from investment operations	.57	.81	1.24	.12	.89	.56
Distributions from net investment income	(.09)	(.13)	(.17)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.36) I	(.26)	(.26)	(.44) H	(.21)	(.22)
Net asset value, end of period	$ 10.87	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C	5.50%	8.21%	13.78%	1.17%	10.28%	7.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.57%	.59%	.64%	.76%	1.05%
Expenses net of fee waivers, if any	.57% A	.57%	.59%	.64%	.65%	.65%
Expenses net of all reductions	.56% A	.56%	.58%	.63%	.64%	.64%
Net investment income (loss)	1.70% A	1.51%	1.81%	1.87%	2.02%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,177	$ 495,019	$ 328,995	$ 146,236	$ 77,613	$ 36,198
Portfolio turnover rate F	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.276 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.09	.15	.17	.18	.18	.22
Net realized and unrealized gain (loss)	.47	.66	1.06	(.06)	.71	.34
Total from investment operations	.56	.81	1.23	.12	.89	.56
Distributions from net investment income	(.08)	(.13)	(.16)	(.16)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.36)	(.26)	(.25)	(.44)	(.21)	(.22)
Net asset value, end of period	$ 10.86	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C	5.39%	8.15%	13.74%	1.15%	10.28%	7.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.63%	.66%	.68%	.76%	1.07%
Expenses net of fee waivers, if any	.61% A	.63%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.61% A	.62%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.65% A	1.45%	1.74%	1.86%	2.01%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,802	$ 1,196	$ 911	$ 580	$ 882	$ 931
Portfolio turnover rate F	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.7	0.7
Apple, Inc.	0.6	0.4
British American Tobacco PLC sponsored ADR	0.4	0.5
Exxon Mobil Corp.	0.4	0.5
Facebook, Inc. Class A	0.4	0.1
Bank of America Corp.	0.4	0.4
Microsoft Corp.	0.4	0.0
United Technologies Corp.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Actavis PLC	0.3	0.2
	4.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.3
Consumer Discretionary	8.3	8.3
Information Technology	8.1	8.2
Health Care	7.0	7.4
Industrials	6.9	6.7
Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.4	12.9
Fannie Mae	4.3	5.5
Freddie Mac	1.6	2.1
Ginnie Mae	1.2	1.6
Verizon Communications, Inc.	0.8	0.7
	24.3
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 23.5%	U.S. Government and U.S. Government Agency Obligations 22.4%
AAA,AA,A 4.4%	AAA,AA,A 6.6%
BBB 10.4%	BBB 8.7%
BB and Below 5.4%	BB and Below 5.0%
Not Rated 0.2%	Not Rated 0.1%
Equities 50.7%	Equities 52.6%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 52.8%	Stock Class and Equity Futures 53.3%
Bond Class 42.8%	Bond Class 42.5%
Short-Term Class 4.4%	Short-Term Class 4.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 22.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,713,148	$ 365,465,813
Fidelity Consumer Staples Central Fund (c)	1,320,551	254,945,623
Fidelity Emerging Markets Equity Central Fund (c)	377,861	77,775,178
Fidelity Energy Central Fund (c)	1,662,846	254,432,066
Fidelity Financials Central Fund (c)	7,002,000	571,783,303
Fidelity Health Care Central Fund (c)	1,472,490	409,146,155
Fidelity Industrials Central Fund (c)	1,550,041	341,148,462
Fidelity Information Technology Central Fund (c)	2,220,647	550,187,452
Fidelity International Equity Central Fund (c)	13,058,996	1,077,889,497
Fidelity Materials Central Fund (c)	519,143	119,662,468
Fidelity Telecom Services Central Fund (c)	365,843	59,295,905
Fidelity Utilities Central Fund (c)	817,006	122,763,258
TOTAL EQUITY CENTRAL FUNDS (Cost $2,779,144,167)		4,204,495,180
Fixed-Income Central Funds - 44.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	3,834,311	38,649,855
Fidelity Floating Rate Central Fund (c)	2,193,596	238,005,141
Fidelity High Income Central Fund 1 (c)	1,525,141	159,621,294
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,276,290
Investment Grade Fixed-Income Funds - 38.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	790,214	77,622,759
Fidelity Investment Grade Bond Central Fund (c)	28,588,106	3,037,200,399
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,114,823,158
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,386,698,272)		3,551,099,448
Money Market Central Funds - 3.6%

Fidelity Cash Central Fund, 0.10% (a)	237,811,142	237,811,142
Fidelity Money Market Central Fund, 0.25% (a)	55,201,706	55,201,706
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $293,012,848)		293,012,848
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $12,079,415)	$ 12,080,000	$ 12,079,740
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,470,934,702)	8,060,687,216
NET OTHER ASSETS (LIABILITIES) - 0.0%	(828,442)
NET ASSETS - 100%	$ 8,059,858,774
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
715 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 66,659,450	$ 138,635
816 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	77,316,000	1,109,173
TOTAL EQUITY INDEX CONTRACTS		$ 143,975,450	$ 1,247,808

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,599,866.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,796
Fidelity Consumer Discretionary Central Fund	1,705,516
Fidelity Consumer Staples Central Fund	3,391,549
Fidelity Emerging Markets Debt Central Fund	1,171,114
Fidelity Emerging Markets Equity Central Fund	306,331
Fidelity Energy Central Fund	1,710,128
Fidelity Financials Central Fund	4,298,177
Fidelity Floating Rate Central Fund	5,276,147
Fidelity Health Care Central Fund	875,777
Fidelity High Income Central Fund 1	4,735,539
Fidelity Industrials Central Fund	2,341,592
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	1,347,352
Fidelity International Equity Central Fund	17,274,199
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	40,254,846
Fidelity Materials Central Fund	851,184
Fidelity Money Market Central Fund	67,066
Fidelity Telecom Services Central Fund	1,764,229
Fidelity Utilities Central Fund	1,342,766
Total	$ 88,832,356
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 368,560,570	$ 8,578,767	$ 39,707,591	$ 365,465,813	25.5%
Fidelity Consumer Staples Central Fund	258,773,766	8,359,093	27,190,238	254,945,623	23.8%
Fidelity Emerging Markets Debt Central Fund	36,891,425	2,617,323	660,318	38,649,855	47.1%
Fidelity Emerging Markets Equity Central Fund	78,408,818	1,727,616	5,145,638	77,775,178	35.5%
Fidelity Energy Central Fund	276,275,508	6,761,797	41,712,971	254,432,066	24.2%
Fidelity Financials Central Fund	539,003,304	26,873,102	53,094,393	571,783,303	25.7%
Fidelity Floating Rate Central Fund	179,583,040	57,957,749	3,703,715	238,005,141	16.9%
Fidelity Health Care Central Fund	374,363,101	6,029,811	53,233,544	409,146,155	25.4%
Fidelity High Income Central Fund 1	149,804,934	7,577,826	2,641,272	159,621,294	35.1%
Fidelity Industrials Central Fund	328,283,346	8,564,850	28,706,062	341,148,462	26.1%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,664,153	35,048,159	77,622,759	38.1%
Fidelity Information Technology Central Fund	530,928,191	8,811,580	46,017,026	550,187,452	25.1%
Fidelity International Equity Central Fund	972,640,958	66,705,714	17,872,531	1,077,889,497	35.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	125,441,268	51,308,177	3,037,200,399	41.4%
Fidelity Materials Central Fund	110,303,999	3,040,365	5,603,638	119,662,468	26.0%
Fidelity Telecom Services Central Fund	73,845,562	2,991,188	19,389,771	59,295,905	22.6%
Fidelity Utilities Central Fund	108,198,241	3,426,746	4,937,076	122,763,258	25.4%
Total	$ 7,435,954,232	$ 347,128,948	$ 435,972,120	$ 7,755,594,628
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,204,495,180	$ 4,204,495,180	$ -	$ -
Fixed-Income Central Funds	3,551,099,448	3,551,099,448	-	-
Money Market Central Funds	293,012,848	293,012,848	-	-
U.S. Treasury Obligations	12,079,740	-	12,079,740	-
Total Investments in Securities:	$ 8,060,687,216	$ 8,048,607,476	$ 12,079,740	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,247,808	$ 1,247,808	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,247,808	$ -
Total Value of Derivatives	$ 1,247,808	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.3%
United Kingdom	4.1%
Japan	2.2%
Netherlands	1.4%
France	1.3%
Mexico	1.1%
Switzerland	1.1%
Germany	1.0%
Ireland	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,079,415)	$ 12,079,740
Fidelity Central Funds (cost $6,458,855,287)	8,048,607,476
Total Investments (cost $6,470,934,702)		$ 8,060,687,216
Receivable for investments sold		3,065,901
Receivable for fund shares sold		8,094,581
Distributions receivable from Fidelity Central Funds		19,869
Receivable for daily variation margin for derivative instruments		931,970
Prepaid expenses		8,182
Other receivables		299,171
Total assets		8,073,106,890

Liabilities
Payable for investments purchased	$ 3,517,708
Payable for fund shares redeemed	5,013,967
Accrued management fee	3,353,882
Transfer agent fee payable	915,211
Distribution and service plan fees payable	62,306
Other affiliated payables	132,944
Other payables and accrued expenses	252,098
Total liabilities		13,248,116

Net Assets		$ 8,059,858,774
Net Assets consist of:
Paid in capital		$ 6,899,026,833
Undistributed net investment income		36,928,784
Accumulated undistributed net realized gain (loss) on investments		(467,097,165)
Net unrealized appreciation (depreciation) on investments		1,591,000,322
Net Assets		$ 8,059,858,774

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($73,674,247 ÷ 4,131,328 shares)		$ 17.83

Maximum offering price per share (100/94.25 of $17.83)		$ 18.92
Class T: Net Asset Value and redemption price per share ($31,082,590 ÷ 1,744,906 shares)		$ 17.81

Maximum offering price per share (100/96.50 of $17.81)		$ 18.46
Class B: Net Asset Value and offering price per share ($3,903,564 ÷ 219,532 shares)A		$ 17.78

Class C: Net Asset Value and offering price per share ($37,220,007 ÷ 2,100,179 shares)A		$ 17.72

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,887,427,839 ÷ 440,737,728 shares)		$ 17.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,550,527 ÷ 1,485,797 shares)		$ 17.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,513
Income from Fidelity Central Funds		88,832,356
Total income		88,833,869

Expenses
Management fee	$ 19,600,313
Transfer agent fees	5,315,269
Distribution and service plan fees	355,988
Accounting fees and expenses	741,159
Custodian fees and expenses	1,948
Independent trustees' compensation	15,453
Appreciation in deferred trustee compensation account	818
Registration fees	86,716
Audit	22,014
Legal	31,346
Miscellaneous	27,327
Total expenses before reductions	26,198,351
Expense reductions	(59,284)	26,139,067
Net investment income (loss)		62,694,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,889
Fidelity Central Funds	61,481,994
Futures contracts	10,931,474
Capital gain distributions from Fidelity Central Funds	735,649
Total net realized gain (loss)		73,222,006
Change in net unrealized appreciation (depreciation) on: Investment securities	347,001,887
Futures contracts	103,276
Total change in net unrealized appreciation (depreciation)		347,105,163
Net gain (loss)		420,327,169
Net increase (decrease) in net assets resulting from operations		$ 483,021,971

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,694,802	$ 102,634,215
Net realized gain (loss)	73,222,006	99,370,248
Change in net unrealized appreciation (depreciation)	347,105,163	509,575,581
Net increase (decrease) in net assets resulting from operations	483,021,971	711,580,044
Distributions to shareholders from net investment income	(52,549,934)	(100,520,318)
Distributions to shareholders from net realized gain	(387,669,599)	(6,333,968)
Total distributions	(440,219,533)	(106,854,286)
Share transactions - net increase (decrease)	472,832,245	(24,218,118)
Total increase (decrease) in net assets	515,634,683	580,507,640

Net Assets
Beginning of period	7,544,224,091	6,963,716,451
End of period (including undistributed net investment income of $36,928,784 and undistributed net investment income of $26,783,916, respectively)	$ 8,059,858,774	$ 7,544,224,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Income from Investment Operations
Net investment income (loss) E	.12	.19	.21	.22	.23	.30
Net realized and unrealized gain (loss)	.94	1.43	1.98	(.19)	1.17	.60
Total from investment operations	1.06	1.62	2.19	.03	1.40	.90
Distributions from net investment income	(.10)	(.19)	(.23)	(.22)	(.24)	(.36)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.01)	(.20) I	(.26) J	(.24)	(.24)	(.37)
Net asset value, end of period	$ 17.83	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Total Return B, C, D	6.22%	10.01%	15.31%	.11%	10.52%	7.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of fee waivers, if any	.96% A	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of all reductions	.96% A	.98%	1.00%	1.00%	.96%	1.01%
Net investment income (loss)	1.32% A	1.12%	1.35%	1.43%	1.62%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,674	$ 74,128	$ 61,693	$ 48,154	$ 44,879	$ 25,522
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.09	.15	.17	.19	.19	.27
Net realized and unrealized gain (loss)	.95	1.43	1.98	(.20)	1.17	.60
Total from investment operations	1.04	1.58	2.15	(.01)	1.36	.87
Distributions from net investment income	(.08)	(.15)	(.20)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.99)	(.16) I	(.22)	(.21)	(.20)	(.34)
Net asset value, end of period	$ 17.81	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Total Return B, C, D	6.09%	9.76%	15.06%	(.16)%	10.24%	7.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of all reductions	1.22% A	1.22%	1.23%	1.22%	1.21%	1.28%
Net investment income (loss)	1.05% A	.87%	1.12%	1.21%	1.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,083	$ 28,826	$ 22,505	$ 19,679	$ 17,343	$ 10,950
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.06	.09	.11	.11	.21
Net realized and unrealized gain (loss)	.94	1.44	1.98	(.20)	1.17	.60
Total from investment operations	.99	1.50	2.07	(.09)	1.28	.81
Distributions from net investment income	(.03)	(.06)	(.11)	(.10)	(.13)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.94)	(.08)	(.14) I	(.12)	(.13)	(.28)
Net asset value, end of period	$ 17.78	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Total Return B, C, D	5.82%	9.20%	14.47%	(.65)%	9.60%	6.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of all reductions	1.71% A	1.72%	1.75%	1.75%	1.77%	1.84%
Net investment income (loss)	.56% A	.37%	.61%	.68%	.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,882	$ 4,186	$ 4,109	$ 4,843	$ 3,493
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.05	.06	.09	.11	.12	.21
Net realized and unrealized gain (loss)	.94	1.43	1.98	(.19)	1.17	.59
Total from investment operations	.99	1.49	2.07	(.08)	1.29	.80
Distributions from net investment income	(.03)	(.07)	(.12)	(.11)	(.14)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.95) I	(.08) J	(.15) K	(.14) L	(.14)	(.28)
Net asset value, end of period	$ 17.72	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Total Return B, C, D	5.80%	9.21%	14.49%	(.64)%	9.68%	6.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of fee waivers, if any	1.73% A	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of all reductions	1.72% A	1.73%	1.74%	1.73%	1.73%	1.81%
Net investment income (loss)	.55% A	.37%	.61%	.71%	.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,220	$ 31,204	$ 21,859	$ 17,320	$ 14,274	$ 8,935
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.95 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.913 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.14	.24	.26	.27	.26	.33
Net realized and unrealized gain (loss)	.96	1.44	1.99	(.19)	1.18	.60
Total from investment operations	1.10	1.68	2.25	.08	1.44	.93
Distributions from net investment income	(.13)	(.24)	(.28)	(.26)	(.27)	(.38)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.04)	(.25) H	(.31) I	(.29) J	(.27)	(.39)
Net asset value, end of period	$ 17.90	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Total Return B, C	6.42%	10.38%	15.71%	.41%	10.79%	7.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.68%	.69%	.70%	.71%	.77%
Expenses net of fee waivers, if any	.66% A	.67%	.69%	.70%	.71%	.77%
Expenses net of all reductions	.66% A	.66%	.68%	.69%	.70%	.77%
Net investment income (loss)	1.61% A	1.43%	1.67%	1.75%	1.89%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,887,428	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086
Portfolio turnover rate F	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.14	.24	.25	.26	.26	.34
Net realized and unrealized gain (loss)	.96	1.43	1.98	(.19)	1.19	.59
Total from investment operations	1.10	1.67	2.23	.07	1.45	.93
Distributions from net investment income	(.12)	(.23)	(.27)	(.26)	(.28)	(.39)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.04) H	(.25)	(.30) I	(.28)	(.28)	(.40)
Net asset value, end of period	$ 17.87	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Total Return B, C	6.41%	10.28%	15.58%	.37%	10.87%	7.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.72%	.75%	.74%	.71%	.69%
Expenses net of fee waivers, if any	.71% A	.72%	.75%	.74%	.71%	.69%
Expenses net of all reductions	.71% A	.71%	.74%	.73%	.69%	.69%
Net investment income (loss)	1.57% A	1.39%	1.61%	1.71%	1.90%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,551	$ 21,429	$ 14,732	$ 7,316	$ 5,154	$ 2,429
Portfolio turnover rate F	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.04 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.913 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.8	0.8
Apple, Inc.	0.7	0.4
British American Tobacco PLC sponsored ADR	0.5	0.6
Exxon Mobil Corp.	0.5	0.5
Facebook, Inc. Class A	0.5	0.1
Bank of America Corp.	0.5	0.4
United Technologies Corp.	0.5	0.5
Microsoft Corp.	0.5	0.0
JPMorgan Chase & Co.	0.4	0.4
The Coca-Cola Co.	0.4	0.5
	5.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	16.6
Information Technology	8.9	9.0
Consumer Discretionary	8.9	9.3
Health Care	7.8	8.2
Industrials	7.8	7.7
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 19.6%	U.S. Government and U.S. Government Agency Obligations 18.1%
AAA,AA,A 3.7%	AAA,AA,A 5.0%
BBB 8.5%	BBB 7.0%
BB and Below 3.2%	BB and Below 3.3%
Not Rated 0.1%	Not Rated 0.0%
Equities 60.5%	Equities 62.4%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 62.4%	Stock Class and Equity Futures 62.9%
Bond Class 34.2%	Bond Class 33.2%
Short-Term Class 3.4%	Short-Term Class 3.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	302,731	$ 64,581,699
Fidelity Consumer Staples Central Fund (c)	233,598	45,098,339
Fidelity Emerging Markets Equity Central Fund (c)	57,140	11,761,210
Fidelity Energy Central Fund (c)	295,999	45,290,741
Fidelity Financials Central Fund (c)	1,229,887	100,432,545
Fidelity Health Care Central Fund (c)	250,160	69,509,585
Fidelity Industrials Central Fund (c)	272,742	60,027,765
Fidelity Information Technology Central Fund (c)	379,059	93,915,557
Fidelity International Equity Central Fund (c)	2,374,279	195,972,961
Fidelity Materials Central Fund (c)	91,637	21,122,326
Fidelity Telecom Services Central Fund (c)	65,675	10,644,657
Fidelity Utilities Central Fund (c)	143,423	21,550,789
TOTAL EQUITY CENTRAL FUNDS (Cost $547,956,969)		739,908,174
Fixed-Income Central Funds - 35.1%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	23,886	240,770
Fidelity Floating Rate Central Fund (c)	107,765	11,692,483
Fidelity High Income Central Fund 1 (c)	218,291	22,846,372
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,779,625
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	116,672	11,460,645
Fidelity Investment Grade Bond Central Fund (c)	3,503,719	372,235,109
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		383,695,754
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $409,261,249)		418,475,379
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $32,160,966)	32,160,966	32,160,966
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $1,564,925)	$ 1,565,000	$ 1,564,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $990,944,109)	1,192,109,486
NET OTHER ASSETS (LIABILITIES) - 0.0%	150,277
NET ASSETS - 100%	$ 1,192,259,763
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
132 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 12,306,360	$ 25,594
103 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	9,759,250	140,006
TOTAL EQUITY INDEX CONTRACTS		$ 22,065,610	$ 165,600

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,204,977.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,410
Fidelity Consumer Discretionary Central Fund	279,901
Fidelity Consumer Staples Central Fund	568,247
Fidelity Emerging Markets Debt Central Fund	7,303
Fidelity Emerging Markets Equity Central Fund	39,779
Fidelity Energy Central Fund	272,784
Fidelity Financials Central Fund	695,395
Fidelity Floating Rate Central Fund	251,895
Fidelity Health Care Central Fund	142,767
Fidelity High Income Central Fund 1	623,956
Fidelity Industrials Central Fund	383,078
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	218,246
Fidelity International Equity Central Fund	3,056,179
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	4,516,702
Fidelity Materials Central Fund	139,046
Fidelity Telecom Services Central Fund	303,948
Fidelity Utilities Central Fund	217,624
Total	$ 11,733,264
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 54,383,479	$ 11,525,636	$ 5,732,720	$ 64,581,699	4.5%
Fidelity Consumer Staples Central Fund	37,854,168	8,482,884	3,654,574	45,098,339	4.2%
Fidelity Emerging Markets Debt Central Fund	230,105	11,889	-	240,770	0.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	1,996,132	197,383	11,761,210	5.4%
Fidelity Energy Central Fund	39,548,051	8,029,002	4,530,269	45,290,741	4.3%
Fidelity Financials Central Fund	78,429,059	19,277,539	6,575,270	100,432,545	4.5%
Fidelity Floating Rate Central Fund	8,569,419	3,044,021	120,790	11,692,483	0.8%
Fidelity Health Care Central Fund	55,012,491	8,973,635	7,601,147	69,509,585	4.3%
Fidelity High Income Central Fund 1	17,983,947	4,536,581	301,771	22,846,372	5.0%
Fidelity Industrials Central Fund	48,012,932	10,571,801	3,714,635	60,027,765	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	2,399,259	120,783	11,460,645	5.6%
Fidelity Information Technology Central Fund	75,954,652	12,373,945	3,443,396	93,915,557	4.3%
Fidelity International Equity Central Fund	148,297,764	41,046,980	2,519,754	195,972,961	6.4%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	78,942,753	3,865,172	372,235,109	5.1%
Fidelity Materials Central Fund	16,151,992	3,711,091	664,203	21,122,326	4.6%
Fidelity Telecom Services Central Fund	10,827,307	2,332,964	2,793,710	10,644,657	4.1%
Fidelity Utilities Central Fund	15,905,360	3,612,032	628,334	21,550,789	4.5%
Total	$ 920,172,969	$ 220,868,144	$ 46,463,911	$ 1,158,383,553
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 739,908,174	$ 739,908,174	$ -	$ -
Fixed-Income Central Funds	418,475,379	418,475,379	-	-
Money Market Central Funds	32,160,966	32,160,966	-	-
U.S. Treasury Obligations	1,564,967	-	1,564,967	-
Total Investments in Securities:	$ 1,192,109,486	$ 1,190,544,519	$ 1,564,967	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 165,600	$ 165,600	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 165,600	$ -
Total Value of Derivatives	$ 165,600	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.4%
United Kingdom	5.1%
Japan	2.7%
France	1.6%
Netherlands	1.5%
Switzerland	1.3%
Germany	1.2%
Ireland	1.2%
Cayman Islands	1.1%
Canada	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,564,925)	$ 1,564,967
Fidelity Central Funds (cost $989,379,184)	1,190,544,519
Total Investments (cost $990,944,109)		$ 1,192,109,486
Receivable for investments sold		500,490
Receivable for fund shares sold		2,195,393
Distributions receivable from Fidelity Central Funds		2,671
Receivable for daily variation margin for derivative instruments		147,280
Prepaid expenses		1,219
Other receivables		9,786
Total assets		1,194,966,325

Liabilities
Payable for investments purchased	$ 868,452
Payable for fund shares redeemed	1,086,482
Accrued management fee	541,938
Distribution and service plan fees payable	37,441
Other affiliated payables	156,540
Other payables and accrued expenses	15,709
Total liabilities		2,706,562

Net Assets		$ 1,192,259,763
Net Assets consist of:
Paid in capital		$ 1,037,195,118
Undistributed net investment income		5,092,036
Accumulated undistributed net realized gain (loss) on investments		(51,358,368)
Net unrealized appreciation (depreciation) on investments		201,330,977
Net Assets		$ 1,192,259,763

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,016,949 ÷ 4,408,845 shares)		$ 11.34

Maximum offering price per share (100/94.25 of $11.34)		$ 12.03
Class T: Net Asset Value and redemption price per share ($14,306,903 ÷ 1,265,778 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($1,764,506 ÷ 155,604 shares)A		$ 11.34

Class C: Net Asset Value and offering price per share ($23,720,555 ÷ 2,115,847 shares)A		$ 11.21

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,093,140,627 ÷ 96,070,364 shares)		$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,310,223 ÷ 817,741 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 199
Income from Fidelity Central Funds		11,733,264
Total income		11,733,463

Expenses
Management fee	$ 2,940,950
Transfer agent fees	642,035
Distribution and service plan fees	208,691
Accounting fees and expenses	223,176
Custodian fees and expenses	1,530
Independent trustees' compensation	1,972
Registration fees	61,664
Audit	23,324
Legal	2,063
Miscellaneous	3,309
Total expenses before reductions	4,108,714
Expense reductions	(8,550)	4,100,164
Net investment income (loss)		7,633,299
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Fidelity Central Funds	1,526,940
Futures contracts	1,417,740
Capital gain distributions from Fidelity Central Funds	4,586
Total net realized gain (loss)		2,949,264
Change in net unrealized appreciation (depreciation) on: Investment securities	62,279,449
Futures contracts	32,240
Total change in net unrealized appreciation (depreciation)		62,311,689
Net gain (loss)		65,260,953
Net increase (decrease) in net assets resulting from operations		$ 72,894,252

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,633,299	$ 10,128,575
Net realized gain (loss)	2,949,264	(72,525)
Change in net unrealized appreciation (depreciation)	62,311,689	84,297,066
Net increase (decrease) in net assets resulting from operations	72,894,252	94,353,116
Distributions to shareholders from net investment income	(10,626,498)	(7,561,949)
Distributions to shareholders from net realized gain	(44,197,173)	(7,288,226)
Total distributions	(54,823,671)	(14,850,175)
Share transactions - net increase (decrease)	239,576,879	228,172,390
Total increase (decrease) in net assets	257,647,460	307,675,331

Net Assets
Beginning of period	934,612,303	626,936,972
End of period (including undistributed net investment income of $5,092,036 and undistributed net investment income of $8,085,235, respectively)	$ 1,192,259,763	$ 934,612,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Income from Investment Operations
Net investment income (loss) E	.07	.11	.12	.13	.13	.15
Net realized and unrealized gain (loss)	.69	1.10	1.38	(.20)	.76	.41
Total from investment operations	.76	1.21	1.50	(.07)	.89	.56
Distributions from net investment income	(.09)	(.09)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.59)	(.20)	(.10)	(.36) I	(.11)	(.10)
Net asset value, end of period	$ 11.34	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Total Return B, C, D	7.07%	12.15%	17.27%	(1.05)%	10.62%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.06%	1.09%	1.12%	1.22%	1.54%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.04% A	1.05%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	1.17% A	1.02%	1.26%	1.39%	1.44%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,017	$ 41,926	$ 37,312	$ 30,707	$ 20,690	$ 6,044
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Income from Investment Operations
Net investment income (loss) E	.05	.08	.10	.11	.10	.13
Net realized and unrealized gain (loss)	.70	1.09	1.38	(.21)	.76	.42
Total from investment operations	.75	1.17	1.48	(.10)	.86	.55
Distributions from net investment income	(.07)	(.06)	(.06)	(.07)	(.07)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.57)	(.17)	(.08)	(.33)	(.09)	(.10)
Net asset value, end of period	$ 11.30	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Total Return B, C, D	6.95%	11.78%	17.12%	(1.34)%	10.32%	7.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.32%	1.34%	1.37%	1.45%	1.77%
Expenses net of fee waivers, if any	1.30% A	1.32%	1.34%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.31%	1.33%	1.34%	1.33%	1.34%
Net investment income (loss)	.90% A	.76%	1.01%	1.14%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,307	$ 13,639	$ 11,380	$ 8,045	$ 6,035	$ 3,537
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	.70	1.10	1.39	(.21)	.75	.42
Total from investment operations	.72	1.12	1.44	(.15)	.81	.52
Distributions from net investment income	-	-	-	(.02)	(.04)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.50)	(.11)	(.02)	(.28)	(.06)	(.05)
Net asset value, end of period	$ 11.34	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Total Return B, C, D	6.70%	11.21%	16.53%	(1.82)%	9.68%	6.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.89%	1.92%	1.95%	2.05%	2.31%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.84%	1.83%	1.84%
Net investment income (loss)	.37% A	.23%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,765	$ 1,756	$ 1,745	$ 1,833	$ 1,987	$ 1,529
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	.69	1.10	1.38	(.20)	.74	.42
Total from investment operations	.71	1.12	1.43	(.14)	.80	.52
Distributions from net investment income	(.04)	(.02)	(.02)	(.03)	(.05)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.54)	(.14) I	(.04)	(.29)	(.07)	(.05)
Net asset value, end of period	$ 11.21	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Total Return B, C, D	6.65%	11.24%	16.55%	(1.79)%	9.62%	6.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.84%	1.88%	1.90%	1.97%	2.29%
Expenses net of fee waivers, if any	1.81% A	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80% A	1.83%	1.84%	1.83%	1.83%	1.84%
Net investment income (loss)	.40% A	.24%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,721	$ 18,390	$ 10,185	$ 6,928	$ 4,256	$ 2,057
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) D	.08	.14	.15	.16	.15	.17
Net realized and unrealized gain (loss)	.71	1.10	1.39	(.21)	.76	.42
Total from investment operations	.79	1.24	1.54	(.05)	.91	.59
Distributions from net investment income	(.13)	(.12)	(.11)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.63)	(.23)	(.13)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.38	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Total Return B, C	7.28%	12.45%	17.73%	(.79)%	10.88%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.74%	.77%	.82%	.92%	1.22%
Expenses net of fee waivers, if any	.73% A	.74%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.72% A	.73%	.76%	.80%	.83%	.84%
Net investment income (loss)	1.48% A	1.34%	1.59%	1.67%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,093,141	$ 850,361	$ 557,351	$ 246,943	$ 95,660	$ 51,464
Portfolio turnover rate F	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) D	.08	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss)	.70	1.10	1.39	(.22)	.76	.42
Total from investment operations	.78	1.23	1.54	(.06)	.91	.59
Distributions from net investment income	(.11)	(.11)	(.10)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.61)	(.22)	(.12)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.39	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Total Return B, C	7.27%	12.35%	17.73%	(.87)%	10.88%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.82%	.84%	.85%	.95%	1.21%
Expenses net of fee waivers, if any	.80% A	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.80% A	.81%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.40% A	1.26%	1.51%	1.64%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,310	$ 8,540	$ 8,964	$ 7,470	$ 3,228	$ 844
Portfolio turnover rate F	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.9	0.9
Apple, Inc.	0.8	0.5
British American Tobacco PLC sponsored ADR	0.6	0.7
Exxon Mobil Corp.	0.6	0.6
Facebook, Inc. Class A	0.6	0.1
Bank of America Corp.	0.5	0.5
United Technologies Corp.	0.5	0.5
Microsoft Corp.	0.5	0.0
JPMorgan Chase & Co.	0.5	0.5
Actavis PLC	0.5	0.3
	6.0
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	17.3
Information Technology	10.6	10.7
Consumer Discretionary	10.0	10.2
Health Care	9.1	9.1
Industrials	8.9	9.0
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 13.2%	U.S. Government and U.S. Government Agency Obligations 12.2%
AAA,AA,A 2.7%	AAA,AA,A 3.2%
BBB 5.2%	BBB 4.7%
BB and Below 3.0%	BB and Below 3.0%
Not Rated 0.1%	Not Rated 0.0%
Equities 71.2%	Equities 73.2%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 73.2%	Stock Class and Equity Futures 73.6%
Bond Class 23.6%	Bond Class 23.0%
Short-Term Class 3.2%	Short-Term Class 3.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,120,440	$ 239,023,506
Fidelity Consumer Staples Central Fund (c)	863,122	166,634,329
Fidelity Emerging Markets Equity Central Fund (c)	371,931	76,554,584
Fidelity Energy Central Fund (c)	1,088,856	166,605,894
Fidelity Financials Central Fund (c)	4,572,161	373,362,655
Fidelity Health Care Central Fund (c)	952,748	264,730,610
Fidelity Industrials Central Fund (c)	1,012,953	222,940,788
Fidelity Information Technology Central Fund (c)	1,438,983	356,522,331
Fidelity International Equity Central Fund (c)	9,671,960	798,323,578
Fidelity Materials Central Fund (c)	339,465	78,246,680
Fidelity Telecom Services Central Fund (c)	240,286	38,945,548
Fidelity Utilities Central Fund (c)	533,722	80,197,019
TOTAL EQUITY CENTRAL FUNDS (Cost $2,130,635,812)		2,862,087,522
Fixed-Income Central Funds - 24.2%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	85,076	857,566
Fidelity Floating Rate Central Fund (c)	352,264	38,220,595
Fidelity High Income Central Fund 1 (c)	702,746	73,549,446
TOTAL HIGH YIELD FIXED-INCOME FUNDS		112,627,607
Investment Grade Fixed-Income Funds - 21.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	381,355	37,460,478
Fidelity Investment Grade Bond Central Fund (c)	7,520,093	798,934,695
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		836,395,173
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $923,847,087)		949,022,780
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (a)	102,160,516	102,160,516
Fidelity Money Market Central Fund, 0.25% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $102,160,520)		102,160,520
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 4/10/14 to 5/29/14 (b) (Cost $5,504,779)	$ 5,505,000	$ 5,504,895
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,162,148,198)	3,918,775,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(316,890)
NET ASSETS - 100%	$ 3,918,458,827
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
419 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 39,063,370	$ 81,242
383 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	36,289,250	520,605
TOTAL EQUITY INDEX CONTRACTS		$ 75,352,620	$ 601,847

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,949,938.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,302
Fidelity Consumer Discretionary Central Fund	1,098,971
Fidelity Consumer Staples Central Fund	2,193,808
Fidelity Emerging Markets Debt Central Fund	26,014
Fidelity Emerging Markets Equity Central Fund	282,746
Fidelity Energy Central Fund	1,096,168
Fidelity Financials Central Fund	2,760,512
Fidelity Floating Rate Central Fund	872,040
Fidelity Health Care Central Fund	562,864
Fidelity High Income Central Fund 1	2,148,962
Fidelity Industrials Central Fund	1,507,615
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	865,067
Fidelity International Equity Central Fund	12,727,314
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	10,419,116
Fidelity Materials Central Fund	547,963
Fidelity Telecom Services Central Fund	1,149,677
Fidelity Utilities Central Fund	863,168
Total	$ 39,174,322
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 227,938,538	$ 12,791,690	$ 19,830,812	$ 239,023,506	16.7%
Fidelity Consumer Staples Central Fund	162,880,225	10,479,722	16,399,460	166,634,329	15.5%
Fidelity Emerging Markets Debt Central Fund	819,578	42,345	-	857,566	1.0%
Fidelity Emerging Markets Equity Central Fund	71,484,816	3,782,987	1,302,853	76,554,584	34.9%
Fidelity Energy Central Fund	174,318,405	9,530,522	25,773,047	166,605,894	15.9%
Fidelity Financials Central Fund	335,257,378	27,998,934	27,760,548	373,362,655	16.8%
Fidelity Floating Rate Central Fund	31,751,293	6,429,440	651,427	38,220,595	2.7%
Fidelity Health Care Central Fund	237,753,589	8,829,673	34,425,275	264,730,610	16.4%
Fidelity High Income Central Fund 1	66,998,274	5,649,064	1,302,853	73,549,446	16.2%
Fidelity Industrials Central Fund	208,546,366	12,107,570	18,832,232	222,940,788	17.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	3,751,989	651,427	37,460,478	18.4%
Fidelity Information Technology Central Fund	332,113,147	12,826,881	24,682,288	356,522,331	16.3%
Fidelity International Equity Central Fund	670,471,195	101,374,876	13,454,734	798,323,578	26.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	84,206,524	14,028,250	798,934,695	10.9%
Fidelity Materials Central Fund	70,764,373	4,270,815	4,442,830	78,246,680	17.0%
Fidelity Telecom Services Central Fund	48,293,094	3,236,800	13,739,404	38,945,548	14.9%
Fidelity Utilities Central Fund	67,469,038	4,390,118	2,051,787	80,197,019	16.6%
Total	$ 3,463,635,482	$ 311,699,950	$ 219,329,227	$ 3,811,110,302
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,862,087,522	$ 2,862,087,522	$ -	$ -
Fixed-Income Central Funds	949,022,780	949,022,780	-	-
Money Market Central Funds	102,160,520	102,160,520	-	-
U.S. Treasury Obligations	5,504,895	-	5,504,895	-
Total Investments in Securities:	$ 3,918,775,717	$ 3,913,270,822	$ 5,504,895	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 601,847	$ 601,847	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 601,847	$ -
Total Value of Derivatives	$ 601,847	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.7%
United Kingdom	6.1%
Japan	3.2%
France	1.9%
Switzerland	1.6%
Netherlands	1.6%
Germany	1.5%
Ireland	1.3%
Cayman Islands	1.1%
Australia	1.1%
Canada	1.1%
Bermuda	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,504,779)	$ 5,504,895
Fidelity Central Funds (cost $3,156,643,419)	3,913,270,822
Total Investments (cost $3,162,148,198)		$ 3,918,775,717
Receivable for investments sold		1,652,737
Receivable for fund shares sold		2,705,238
Distributions receivable from Fidelity Central Funds		8,515
Receivable for daily variation margin for derivative instruments		496,650
Prepaid expenses		3,962
Other receivables		109,170
Total assets		3,923,751,989

Liabilities
Payable for investments purchased	$ 592,694
Payable for fund shares redeemed	2,175,150
Accrued management fee	1,789,407
Transfer agent fee payable	445,884
Distribution and service plan fees payable	95,967
Other affiliated payables	111,822
Other payables and accrued expenses	82,238
Total liabilities		5,293,162

Net Assets		$ 3,918,458,827
Net Assets consist of:
Paid in capital		$ 3,214,314,643
Undistributed net investment income		16,365,869
Accumulated undistributed net realized gain (loss) on investments		(69,451,051)
Net unrealized appreciation (depreciation) on investments		757,229,366
Net Assets		$ 3,918,458,827

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,021,479 ÷ 6,605,482 shares)		$ 20.89

Maximum offering price per share (100/94.25 of $20.89)		$ 22.16
Class T: Net Asset Value and redemption price per share ($47,527,696 ÷ 2,274,191 shares)		$ 20.90

Maximum offering price per share (100/96.50 of $20.90)		$ 21.66
Class B: Net Asset Value and offering price per share ($4,899,597 ÷ 232,887 shares)A		$ 21.04

Class C: Net Asset Value and offering price per share ($52,551,948 ÷ 2,524,256 shares)A		$ 20.82

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,636,877,399 ÷ 173,837,727 shares)		$ 20.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,580,708 ÷ 1,843,182 shares)		$ 20.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 725
Income from Fidelity Central Funds		39,174,322
Total income		39,175,047

Expenses
Management fee	$ 10,272,392
Transfer agent fees	2,579,946
Distribution and service plan fees	555,498
Accounting fees and expenses	657,240
Custodian fees and expenses	1,735
Independent trustees' compensation	7,229
Appreciation in deferred trustee compensation account	198
Registration fees	75,935
Audit	22,014
Legal	13,956
Miscellaneous	12,568
Total expenses before reductions	14,198,711
Expense reductions	(39,969)	14,158,742
Net investment income (loss)		25,016,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,468
Fidelity Central Funds	60,469,130
Futures contracts	4,481,239
Capital gain distributions from Fidelity Central Funds	16,333
Total net realized gain (loss)		65,006,170
Change in net unrealized appreciation (depreciation) on: Investment securities	194,634,051
Futures contracts	282,796
Total change in net unrealized appreciation (depreciation)		194,916,847
Net gain (loss)		259,923,017
Net increase (decrease) in net assets resulting from operations		$ 284,939,322

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,016,305	$ 40,513,852
Net realized gain (loss)	65,006,170	78,419,448
Change in net unrealized appreciation (depreciation)	194,916,847	330,301,943
Net increase (decrease) in net assets resulting from operations	284,939,322	449,235,243
Distributions to shareholders from net investment income	(39,398,483)	(41,294,520)
Distributions to shareholders from net realized gain	(13,342,022)	(5,154,458)
Total distributions	(52,740,505)	(46,448,978)
Share transactions - net increase (decrease)	176,776,190	108,412,598
Total increase (decrease) in net assets	408,975,007	511,198,863

Net Assets
Beginning of period	3,509,483,820	2,998,284,957
End of period (including undistributed net investment income of $16,365,869 and undistributed net investment income of $30,748,047, respectively)	$ 3,918,458,827	$ 3,509,483,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.11	.18	.19	.19	.17	.22
Net realized and unrealized gain (loss)	1.42	2.31	2.64	(.50)	1.33	.40
Total from investment operations	1.53	2.49	2.83	(.31)	1.50	.62
Distributions from net investment income	(.16)	(.19)	(.19)	(.18)	(.19)	(.30)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.24) I	(.22)	(.22)	(.21)	(.20)	(.30)
Net asset value, end of period	$ 20.89	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Total Return B, C, D	7.85%	14.56%	19.44%	(2.14)%	10.87%	5.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of all reductions	1.04% A	1.04%	1.07%	1.07%	1.10%	1.18%
Net investment income (loss)	1.07% A	.98%	1.17%	1.17%	1.15%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,021	$ 127,865	$ 120,425	$ 107,670	$ 111,293	$ 88,969
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $0.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.08	.13	.15	.15	.13	.19
Net realized and unrealized gain (loss)	1.42	2.32	2.62	(.49)	1.33	.39
Total from investment operations	1.50	2.45	2.77	(.34)	1.46	.58
Distributions from net investment income	(.11)	(.14)	(.15)	(.14)	(.16)	(.29)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.18)	(.17)	(.17) J	(.17)	(.16) I	(.29)
Net asset value, end of period	$ 20.90	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Total Return B, C, D	7.73%	14.31%	19.03%	(2.36)%	10.61%	4.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of fee waivers, if any	1.30% A	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of all reductions	1.29% A	1.30%	1.33%	1.34%	1.36%	1.43%
Net investment income (loss)	.81% A	.72%	.91%	.91%	.89%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,528	$ 44,421	$ 43,064	$ 40,033	$ 45,394	$ 46,624
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.02	.03	.06	.06	.05	.13
Net realized and unrealized gain (loss)	1.44	2.32	2.63	(.50)	1.33	.39
Total from investment operations	1.46	2.35	2.69	(.44)	1.38	.52
Distributions from net investment income	-	(.01)	(.03)	(.02)	(.08)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.03)	(.04)	(.05) I	(.05)	(.09)	(.28)
Net asset value, end of period	$ 21.04	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Total Return B, C, D	7.46%	13.61%	18.42%	(2.92)%	10.00%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of all reductions	1.87% A	1.88%	1.89%	1.89%	1.90%	1.94%
Net investment income (loss)	.23% A	.14%	.35%	.36%	.35%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,900	$ 5,656	$ 8,014	$ 9,605	$ 14,696	$ 18,407
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.07	.06	.13
Net realized and unrealized gain (loss)	1.42	2.31	2.62	(.49)	1.33	.39
Total from investment operations	1.45	2.35	2.69	(.42)	1.39	.52
Distributions from net investment income	(.04)	(.07)	(.07)	(.05)	(.11)	(.28)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11)	(.10)	(.09) I	(.08)	(.12)	(.28)
Net asset value, end of period	$ 20.82	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Total Return B, C, D	7.48%	13.70%	18.49%	(2.81)%	10.09%	4.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of fee waivers, if any	1.79% A	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of all reductions	1.79% A	1.79%	1.81%	1.81%	1.82%	1.91%
Net investment income (loss)	.32% A	.23%	.43%	.43%	.43%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,552	$ 46,498	$ 38,245	$ 32,160	$ 34,847	$ 34,633
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.14	.24	.24	.24	.21	.25
Net realized and unrealized gain (loss)	1.42	2.32	2.64	(.49)	1.34	.41
Total from investment operations	1.56	2.56	2.88	(.25)	1.55	.66
Distributions from net investment income	(.23)	(.25)	(.25)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.30)	(.28)	(.27) H	(.26)	(.24)	(.31)
Net asset value, end of period	$ 20.92	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Total Return B, C	8.01%	14.94%	19.79%	(1.79)%	11.21%	5.59%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.76%	.78%	.80%	.88%
Expenses net of fee waivers, if any	.73% A	.75%	.76%	.78%	.80%	.88%
Expenses net of all reductions	.73% A	.73%	.75%	.76%	.78%	.86%
Net investment income (loss)	1.38% A	1.29%	1.49%	1.48%	1.47%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,636,877	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929
Portfolio turnover rate F	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.14	.23	.24	.24	.21	.25
Net realized and unrealized gain (loss)	1.42	2.32	2.63	(.50)	1.33	.41
Total from investment operations	1.56	2.55	2.87	(.26)	1.54	.66
Distributions from net investment income	(.22)	(.24)	(.24)	(.22)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.29)	(.27)	(.27)	(.25)	(.22)	(.31)
Net asset value, end of period	$ 20.93	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Total Return B, C	8.02%	14.90%	19.68%	(1.82)%	11.17%	5.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.80%	.81%	.84%	.90%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.81%	.84%	.90%
Expenses net of all reductions	.77% A	.77%	.79%	.80%	.82%	.89%
Net investment income (loss)	1.33% A	1.25%	1.45%	1.45%	1.43%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,581	$ 31,955	$ 30,418	$ 26,678	$ 25,956	$ 30,076
Portfolio turnover rate F	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.1	1.1
Apple, Inc.	0.9	0.6
British American Tobacco PLC sponsored ADR	0.7	0.8
Exxon Mobil Corp.	0.7	0.7
Facebook, Inc. Class A	0.7	0.2
Bank of America Corp.	0.6	0.6
United Technologies Corp.	0.6	0.6
Microsoft Corp.	0.6	0.0
JPMorgan Chase & Co.	0.6	0.6
Actavis PLC	0.6	0.4
	7.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	18.4
Information Technology	12.9	12.2
Consumer Discretionary	11.5	12.1
Health Care	10.5	10.7
Industrials	10.5	10.4
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 4.1%	U.S. Government and U.S. Government Agency Obligations 4.7%
AAA,AA,A 1.0%	AAA,AA,A 1.2%
BBB 1.7%	BBB 1.9%
BB and Below 2.7%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.0%
Equities 85.1%	Equities 87.4%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 87.9%	Stock Class and Equity Futures 88.1%
Bond Class 9.4%	Bond Class 10.0%
Short-Term Class 2.7%	Short-Term Class 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 34.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	524,937	$ 111,984,736
Fidelity Consumer Staples Central Fund (c)	405,067	78,202,234
Fidelity Emerging Markets Equity Central Fund (c)	140,258	28,869,323
Fidelity Energy Central Fund (c)	512,100	78,356,360
Fidelity Financials Central Fund (c)	2,136,177	174,440,200
Fidelity Health Care Central Fund (c)	438,670	121,888,797
Fidelity Industrials Central Fund (c)	473,475	104,207,145
Fidelity Information Technology Central Fund (c)	663,596	164,412,510
Fidelity International Equity Central Fund (c)	4,459,141	368,057,527
Fidelity Materials Central Fund (c)	159,058	36,662,954
Fidelity Telecom Services Central Fund (c)	113,865	18,455,174
Fidelity Utilities Central Fund (c)	246,907	37,100,271
TOTAL EQUITY CENTRAL FUNDS (Cost $1,023,526,817)		1,322,637,231
Fixed-Income Central Funds - 9.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Floating Rate Central Fund (c)	135,053	14,653,225
Fidelity High Income Central Fund 1 (c)	275,694	28,854,135
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,507,360
Investment Grade Fixed-Income Funds - 6.7%
Fidelity Investment Grade Bond Central Fund (c)	961,797	102,181,273
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $145,336,018)		145,688,633
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $40,156,965)	40,156,965	40,156,965
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 4/10/14 to 5/29/14 (b) (Cost $2,034,893)	$ 2,035,000	$ 2,034,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,211,054,693)	1,510,517,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,059)
NET ASSETS - 100%	$ 1,510,510,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
232 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 21,629,360	$ 44,984
151 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	14,307,250	205,251
TOTAL EQUITY INDEX CONTRACTS		$ 35,936,610	$ 250,235

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,939,957.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,944
Fidelity Consumer Discretionary Central Fund	496,137
Fidelity Consumer Staples Central Fund	1,001,493
Fidelity Emerging Markets Equity Central Fund	100,413
Fidelity Energy Central Fund	487,042
Fidelity Financials Central Fund	1,236,881
Fidelity Floating Rate Central Fund	326,410
Fidelity Health Care Central Fund	253,622
Fidelity High Income Central Fund 1	791,989
Fidelity Industrials Central Fund	679,598
Fidelity Information Technology Central Fund	387,662
Fidelity International Equity Central Fund	5,792,633
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	1,364,859
Fidelity Materials Central Fund	246,963
Fidelity Telecom Services Central Fund	533,783
Fidelity Utilities Central Fund	383,234
Total	$ 14,099,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 98,356,481	$ 15,427,320	$ 9,672,250	$ 111,984,736	7.8%
Fidelity Consumer Staples Central Fund	68,668,244	11,534,649	6,266,331	78,202,234	7.3%
Fidelity Emerging Markets Equity Central Fund	24,899,756	3,851,889	772,540	28,869,323	13.2%
Fidelity Energy Central Fund	73,469,570	11,021,044	10,033,459	78,356,360	7.5%
Fidelity Financials Central Fund	141,629,698	26,823,258	10,694,548	174,440,200	7.8%
Fidelity Floating Rate Central Fund	11,754,925	3,025,362	386,270	14,653,225	1.0%
Fidelity Health Care Central Fund	100,694,951	12,020,004	14,425,371	121,888,797	7.6%
Fidelity High Income Central Fund 1	17,292,490	11,511,029	727,457	28,854,135	6.4%
Fidelity Industrials Central Fund	88,634,642	14,191,009	7,832,361	104,207,145	8.0%
Fidelity Information Technology Central Fund	139,296,157	17,090,570	8,104,164	164,412,510	7.5%
Fidelity International Equity Central Fund	276,208,342	84,235,192	9,227,750	368,057,527	12.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	54,864,909	55,198,752	102,181,273	1.4%
Fidelity Materials Central Fund	29,946,443	4,982,491	1,674,362	36,662,954	8.0%
Fidelity Telecom Services Central Fund	20,640,609	3,243,892	5,916,315	18,455,174	7.0%
Fidelity Utilities Central Fund	28,227,224	4,890,183	681,224	37,100,271	7.7%
Total	$ 1,221,121,909	$ 278,712,801	$ 141,613,154	$ 1,468,325,864
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,322,637,231	$ 1,322,637,231	$ -	$ -
Fixed-Income Central Funds	145,688,633	145,688,633	-	-
Money Market Central Funds	40,156,965	40,156,965	-	-
U.S. Treasury Obligations	2,034,954	-	2,034,954	-
Total Investments in Securities:	$ 1,510,517,783	$ 1,508,482,829	$ 2,034,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 250,235	$ 250,235	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 250,235	$ -
Total Value of Derivatives	$ 250,235	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.8%
United Kingdom	6.9%
Japan	3.9%
France	2.4%
Switzerland	1.9%
Germany	1.8%
Ireland	1.7%
Netherlands	1.6%
Australia	1.3%
Cayman Islands	1.2%
Canada	1.1%
Bermuda	1.1%
Belgium	1.0%
Others (Individually Less Than 1%)	8.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,893)	$ 2,034,954
Fidelity Central Funds (cost $1,209,019,800)	1,508,482,829
Total Investments (cost $1,211,054,693)		$ 1,510,517,783
Receivable for investments sold		636,150
Receivable for fund shares sold		2,095,607
Distributions receivable from Fidelity Central Funds		3,343
Receivable for daily variation margin for derivative instruments		243,240
Prepaid expenses		1,625
Other receivables		18,270
Total assets		1,513,516,018

Liabilities
Payable for investments purchased	$ 690,862
Payable for fund shares redeemed	1,335,379
Accrued management fee	688,820
Transfer agent fee payable	186,515
Distribution and service plan fees payable	48,675
Other affiliated payables	39,153
Other payables and accrued expenses	15,890
Total liabilities		3,005,294

Net Assets		$ 1,510,510,724
Net Assets consist of:
Paid in capital		$ 1,226,229,222
Undistributed net investment income		6,167,824
Accumulated undistributed net realized gain (loss) on investments		(21,599,647)
Net unrealized appreciation (depreciation) on investments		299,713,325
Net Assets		$ 1,510,510,724

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,257,973 ÷ 4,743,933 shares)		$ 17.34

Maximum offering price per share (100/94.25 of $17.34)		$ 18.40
Class T: Net Asset Value and redemption price per share ($16,758,333 ÷ 969,693 shares)		$ 17.28

Maximum offering price per share (100/96.50 of $17.28)		$ 17.91
Class B: Net Asset Value and offering price per share ($2,881,770 ÷ 166,430 shares)A		$ 17.32

Class C: Net Asset Value and offering price per share ($27,308,472 ÷ 1,593,647 shares)A		$ 17.14

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,361,488,569 ÷ 77,967,039 shares)		$ 17.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,815,607 ÷ 1,137,594 shares)		$ 17.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 264
Income from Fidelity Central Funds		14,099,663
Total income		14,099,927

Expenses
Management fee	$ 3,791,816
Transfer agent fees	1,055,749
Distribution and service plan fees	272,096
Accounting fees and expenses	217,759
Custodian fees and expenses	1,727
Independent trustees' compensation	2,563
Registration fees	63,512
Audit	23,324
Legal	3,287
Miscellaneous	4,387
Total expenses before reductions	5,436,220
Expense reductions	(17,878)	5,418,342
Net investment income (loss)		8,681,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,117
Fidelity Central Funds	23,306,049
Futures contracts	2,109,828
Total net realized gain (loss)		25,430,994
Change in net unrealized appreciation (depreciation) on: Investment securities	86,798,315
Futures contracts	(4,668)
Total change in net unrealized appreciation (depreciation)		86,793,647
Net gain (loss)		112,224,641
Net increase (decrease) in net assets resulting from operations		$ 120,906,226

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,681,585	$ 11,909,296
Net realized gain (loss)	25,430,994	27,372,753
Change in net unrealized appreciation (depreciation)	86,793,647	143,262,072
Net increase (decrease) in net assets resulting from operations	120,906,226	182,544,121
Distributions to shareholders from net investment income	(12,072,494)	(10,099,876)
Distributions to shareholders from net realized gain	(32,360,546)	(1,420,708)
Total distributions	(44,433,040)	(11,520,584)
Share transactions - net increase (decrease)	198,846,928	249,844,889
Total increase (decrease) in net assets	275,320,114	420,868,426

Net Assets
Beginning of period	1,235,190,610	814,322,184
End of period (including undistributed net investment income of $6,167,824 and undistributed net investment income of $9,558,733, respectively)	$ 1,510,510,724	$ 1,235,190,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.09	.14	.14	.13	.11	.14
Net realized and unrealized gain (loss)	1.41	2.38	2.43	(.58)	1.06	.27
Total from investment operations	1.50	2.52	2.57	(.45)	1.17	.41
Distributions from net investment income	(.11)	(.14)	(.14)	(.13)	(.11)	(.17)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.54) K	(.17) J	(.16)	(.16)	(.12) I	(.17)
Net asset value, end of period	$ 17.34	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Total Return B, C, D	9.34%	18.14%	22.30%	(3.85)%	10.56%	4.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of all reductions	1.03% A	1.03%	1.07%	1.08%	1.08%	1.16%
Net investment income (loss)	1.02% A	.91%	1.07%	1.00%	.93%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,258	$ 82,805	$ 66,048	$ 50,854	$ 45,550	$ 22,506
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

K Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.06	.09	.10	.10	.08	.11
Net realized and unrealized gain (loss)	1.40	2.38	2.41	(.58)	1.06	.27
Total from investment operations	1.46	2.47	2.51	(.48)	1.14	.38
Distributions from net investment income	(.08)	(.10)	(.10)	(.10)	(.08)	(.15)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.50)	(.12)	(.12)	(.13)	(.09) I	(.15)
Net asset value, end of period	$ 17.28	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Total Return B, C, D	9.15%	17.85%	21.86%	(4.08)%	10.33%	3.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.33% A	1.33%	1.35%	1.33%	1.33%	1.43%
Net investment income (loss)	.72% A	.61%	.80%	.75%	.68%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,758	$ 13,606	$ 10,604	$ 8,449	$ 7,154	$ 5,491
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Income from Investment Operations
Net investment income (loss) E	.02	.01	.03	.02	.01	.06
Net realized and unrealized gain (loss)	1.41	2.38	2.41	(.57)	1.06	.28
Total from investment operations	1.43	2.39	2.44	(.55)	1.07	.34
Distributions from net investment income	-	(.02)	(.01)	(.01)	(.03)	(.09)
Distributions from net realized gain	(.40)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.40)	(.04)	(.03)	(.04)	(.04) I	(.09)
Net asset value, end of period	$ 17.32	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Total Return B, C, D	8.92%	17.19%	21.24%	(4.60)%	9.70%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.88%	1.91%	1.91%	1.94%	1.98%
Expenses net of fee waivers, if any	1.84% A	1.88%	1.91%	1.91%	1.93%	1.98%
Expenses net of all reductions	1.84% A	1.86%	1.89%	1.89%	1.91%	1.97%
Net investment income (loss)	.22% A	.08%	.25%	.18%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,882	$ 3,071	$ 2,996	$ 2,898	$ 3,798	$ 3,123
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Income from Investment Operations
Net investment income (loss) E	.02	.02	.04	.03	.02	.07
Net realized and unrealized gain (loss)	1.39	2.35	2.41	(.58)	1.06	.28
Total from investment operations	1.41	2.37	2.45	(.55)	1.08	.35
Distributions from net investment income	(.01)	(.04)	(.05)	(.05)	(.04)	(.09)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.43)	(.06)	(.07)	(.08)	(.06)	(.09)
Net asset value, end of period	$ 17.14	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Total Return B, C, D	8.91%	17.22%	21.44%	(4.62)%	9.75%	3.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.84%	1.84%	1.84%	1.87%	1.94%
Expenses net of fee waivers, if any	1.81% A	1.83%	1.84%	1.84%	1.87%	1.94%
Expenses net of all reductions	1.81% A	1.81%	1.83%	1.82%	1.84%	1.93%
Net investment income (loss)	.24% A	.13%	.32%	.26%	.17%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,308	$ 21,781	$ 17,243	$ 13,379	$ 9,945	$ 7,179
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.11	.18	.18	.17	.14	.16
Net realized and unrealized gain (loss)	1.42	2.40	2.43	(.58)	1.07	.27
Total from investment operations	1.53	2.58	2.61	(.41)	1.21	.43
Distributions from net investment income	(.17)	(.18)	(.17)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.59)	(.20)	(.19)	(.18)	(.14)	(.18)
Net asset value, end of period	$ 17.46	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Total Return B, C	9.47%	18.52%	22.53%	(3.51)%	10.81%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.77%	.81%	.82%	.86%	.95%
Expenses net of fee waivers, if any	.75% A	.77%	.81%	.82%	.86%	.95%
Expenses net of all reductions	.74% A	.75%	.80%	.80%	.84%	.94%
Net investment income (loss)	1.31% A	1.19%	1.35%	1.27%	1.17%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,489	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472	$ 528,720
Portfolio turnover rate F	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Income from Investment Operations
Net investment income (loss) D	.11	.18	.18	.17	.14	.17
Net realized and unrealized gain (loss)	1.42	2.39	2.43	(.59)	1.07	.28
Total from investment operations	1.53	2.57	2.61	(.42)	1.21	.45
Distributions from net investment income	(.16)	(.17)	(.17)	(.16)	(.14)	(.21)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.59) J	(.20) I	(.19)	(.19)	(.15) H	(.21)
Net asset value, end of period	$ 17.42	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Total Return B, C	9.48%	18.45%	22.60%	(3.58)%	10.89%	4.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.77% A	.79%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.77% A	.77%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.29% A	1.17%	1.35%	1.29%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,816	$ 13,088	$ 10,710	$ 8,600	$ 6,351	$ 1,524
Portfolio turnover rate F	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

J Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.20%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,423,633,374	$ 518,774,546	$ (5,013,833)	$ 513,760,713
Fidelity Asset Manager 30%	675,464,886	72,662,353	(1,981,426)	70,680,927
Fidelity Asset Manager 40%	621,468,165	80,198,116	(1,486,745)	78,711,371
Fidelity Asset Manager 50%	6,470,955,824	1,672,366,381	(82,634,989)	1,589,731,392
Fidelity Asset Manager 60%	990,944,220	202,688,649	(1,523,383)	201,165,266
Fidelity Asset Manager 70%	3,162,150,001	853,573,469	(96,947,753)	756,625,716
Fidelity Asset Manager 85%	1,211,054,693	323,223,575	(23,760,485)	299,463,090

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
Fidelity Asset Manager 70%	$ (47,389,599)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 6,013,931	$ 413,288
Totals (a)	$ 6,013,931	$ 413,288
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 761,273	$ 71,985
Totals (a)	$ 761,273	$ 71,985
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 814,690	$ 21,180
Totals (a)	$ 814,690	$ 21,180
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 10,931,474	$ 103,276
Totals (a)	$ 10,931,474	$ 103,276

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 1,417,740	$ 32,240
Totals (a)	$ 1,417,740	$ 32,240
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 4,481,239	$ 282,796
Totals (a)	$ 4,481,239	$ 282,796
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,109,828	$ (4,668)
Totals (a)	$ 2,109,828	$ (4,668)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	161,447,945	321,362,079
Fidelity Asset Manager 30%	120,171,434	32,569,941
Fidelity Asset Manager 40%	147,730,692	29,315,231
Fidelity Asset Manager 50%	347,128,948	435,972,120
Fidelity Asset Manager 60%	220,868,144	46,463,911
Fidelity Asset Manager 70%	311,699,950	219,335,915
Fidelity Asset Manager 85%	278,712,801	141,613,154

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,885	$ 2,014
Class T	.25%	.25%	49,514	308
Class B	.75%	.25%	13,149	9,929
Class C	.75%	.25%	122,843	30,280
			$ 237,391	$ 42,531
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 20,697	$ 1,869
Class T	.25%	.25%	18,436	39
Class B	.75%	.25%	5,189	4,051
Class C	.75%	.25%	66,196	23,340
			$ 110,518	$ 29,299
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 22,439	$ 3,337
Class T	.25%	.25%	18,316	90
Class B	.75%	.25%	5,359	4,035
Class C	.75%	.25%	56,285	16,402
			$ 102,399	$ 23,864
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 89,088	$ 8,362
Class T	.25%	.25%	74,640	218
Class B	.75%	.25%	19,355	14,614
Class C	.75%	.25%	172,905	43,582
			$ 355,988	$ 66,776
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 58,553	$ 4,529
Class T	.25%	.25%	35,514	146
Class B	.75%	.25%	8,820	6,684
Class C	.75%	.25%	105,804	38,655
			$ 208,691	$ 50,014
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 165,600	$ 4,353
Class T	.25%	.25%	114,128	602
Class B	.75%	.25%	27,147	20,430
Class C	.75%	.25%	248,623	39,012
			$ 555,498	$ 64,397

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 85%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 98,130	$ 1,265
Class T	.25%	.25%	38,060	125
Class B	.75%	.25%	15,097	11,456
Class C	.75%	.25%	120,809	29,381
			$ 272,096	$ 42,227

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 4,632
Class T	1,757
Class B*	1,241
Class C*	5,675
$ 13,305
Fidelity Asset Manager 30%
Class A	$ 9,167
Class T	1,985
Class B*	443
Class C*	2,455
$ 14,050
Fidelity Asset Manager 40%
Class A	$ 16,782
Class T	3,602
Class B*	65
Class C*	1,382
$ 21,831
Fidelity Asset Manager 50%
Class A	$ 28,030
Class T	5,090
Class B*	917
Class C*	3,915
$ 37,952
Fidelity Asset Manager 60%
Class A	$ 25,516
Class T	4,026
Class B*	652
Class C*	2,653
$ 32,847
Fidelity Asset Manager 70%
Class A	$ 22,746
Class T	7,088
Class B*	880
Class C*	4,749
$ 35,463
Fidelity Asset Manager 85%
Class A	$ 22,997
Class T	4,075
Class B*	1,197
Class C*	1,824
$ 30,093

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets*
Class A	$ 26,616.13
Class T	15,183.15
Class B	2,107.16
Class C	18,910.15
Asset Manager 20%	2,002,158.08
Institutional Class	19,506.12
	$ 2,084,480
Fidelity Asset Manager 30%
Class A	$ 10,759.13
Class T	5,808.16
Class B	840.16
Class C	9,399.14
Asset Manager 30%	245,361.08
Institutional Class	5,481.14
	$ 277,648
Fidelity Asset Manager 40%
Class A	$ 11,570.13
Class T	5,205.14
Class B	751.14
Class C	8,101.14
Asset Manager 40%	233,132.08
Institutional Class	1,031.13
	$ 259,790
Fidelity Asset Manager 50%
Class A	$ 64,594.18
Class T	29,382.20
Class B	3,573.18
Class C	34,426.20
Asset Manager 50%	5,160,701.13
Institutional Class	22,593.18
	$ 5,315,269
Fidelity Asset Manager 60%
Class A	$ 41,271.18
Class T	13,420.19
Class B	1,940.22
Class C	20,214.19
Asset Manager 60%	556,877.11
Institutional Class	8,313.19
	$ 642,035
Fidelity Asset Manager 70%
Class A	$ 129,275.20
Class T	46,243.20
Class B	7,586.28
Class C	48,354.19
Asset Manager 70%	2,316,314.13
Institutional Class	32,174.18
	$ 2,579,946

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 85%	Amount	% of Average Net Assets*

Class A	$ 73,404.19
Class T	17,909.24
Class B	3,616.24
Class C	25,616.21
Asset Manager 85%	921,960.15
Institutional Class	13,244.17
	$ 1,055,749

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 6,436
Fidelity Asset Manager 30%	848
Fidelity Asset Manager 40%	762
Fidelity Asset Manager 50%	10,166
Fidelity Asset Manager 60%	1,327
Fidelity Asset Manager 70%	4,785
Fidelity Asset Manager 85%	1,731

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 8,909	$ -
Fidelity Asset Manager 30%	2,693	1
Fidelity Asset Manager 40%	3,156	1
Fidelity Asset Manager 50%	38,152	-
Fidelity Asset Manager 60%	7,655	1
Fidelity Asset Manager 70%	28,695	-
Fidelity Asset Manager 85%	13,817	1

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8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 3,301
Fidelity Asset Manager 30%	1,026
Fidelity Asset Manager 40%	655
Fidelity Asset Manager 50%	21,132
Fidelity Asset Manager 60%	894
Fidelity Asset Manager 70%	11,274
Fidelity Asset Manager 85%	4,060

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20%
From net investment income
Class A	$ 198,023	$ 479,180
Class T	67,696	153,380
Class B	2,588	7,798
Class C	25,507	73,479
Asset Manager 20%	30,145,995	63,713,389
Institutional Class	199,315	417,892
Total	$ 30,639,124	$ 64,845,118
From net realized gain
Class A	$ 933,007	$ 938,257
Class T	441,467	394,767
Class B	59,909	54,940
Class C	547,699	461,388
Asset Manager 20%	105,090,102	93,409,011
Institutional Class	718,662	621,984
Total	$ 107,790,846	$ 95,880,347
Fidelity Asset Manager 30%
From net investment income
Class A	$ 79,151	$ 135,255
Class T	24,043	53,266
Class B	1,315	3,647
Class C	18,210	36,680
Asset Manager 30%	4,085,707	6,258,064
Institutional Class	46,592	42,424
Total	$ 4,255,018	$ 6,529,336
From net realized gain
Class A	$ 275,244	$ 201,136
Class T	124,916	120,146
Class B	18,248	19,017
Class C	225,987	142,208
Asset Manager 30%	10,615,906	6,625,598
Institutional Class	138,169	38,861
Total	$ 11,398,470	$ 7,146,966

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Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 40%
From net investment income
Class A	$ 109,470	$ 158,417
Class T	38,081	39,541
Class B	2,631	1,513
Class C	31,371	19,828
Asset Manager 40%	4,183,594	5,081,687
Institutional Class	10,159	11,858
Total	$ 4,375,306	$ 5,312,844
From net realized gain
Class A	$ 452,005	$ 184,146
Class T	184,205	63,920
Class B	27,043	10,654
Class C	281,252	88,165
Asset Manager 40%	14,138,549	4,600,582
Institutional Class	36,402	10,612
Total	$ 15,119,456	$ 4,958,079
Fidelity Asset Manager 50%
From net investment income
Class A	$ 373,932	$ 741,245
Class T	121,921	222,996
Class B	6,470	13,979
Class C	62,085	103,090
Asset Manager 50%	51,827,813	99,187,965
Institutional Class	157,713	251,043
Total	$ 52,549,934	$ 100,520,318
From net realized gain
Class A	$ 3,577,054	$ 56,331
Class T	1,490,193	20,938
Class B	194,323	3,654
Class C	1,732,377	21,738
Asset Manager 50%	379,416,820	6,215,885
Institutional Class	1,258,832	15,422
Total	$ 387,669,599	$ 6,333,968
Fidelity Asset Manager 60%
From net investment income
Class A	$ 356,588	$ 328,716
Class T	80,854	63,101
Class C	69,650	25,403
Asset Manager 60%	10,035,862	7,048,830
Institutional Class	83,544	95,899
Total	$ 10,626,498	$ 7,561,949
From net realized gain
Class A	$ 1,985,006	$ 413,664
Class T	623,199	117,788
Class B	76,551	17,787
Class C	918,282	118,551
Asset Manager 60%	40,223,730	6,524,537
Institutional Class	370,405	95,899
Total	$ 44,197,173	$ 7,288,226

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9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,033,151	$ 1,324,356
Class T	244,099	339,999
Class B	-	3,770
Class C	91,021	146,051
Asset Manager 70%	37,644,867	39,066,778
Institutional Class	385,345	413,566
Total	$ 39,398,483	$ 41,294,520
From net realized gain
Class A	$ 474,865	$ 208,014
Class T	164,213	71,831
Class B	8,517	12,568
Class C	182,043	65,396
Asset Manager 70%	12,380,976	4,744,953
Institutional Class	131,408	51,696
Total	$ 13,342,022	$ 5,154,458
Fidelity Asset Manager 85%
From net investment income
Class A	$ 513,103	$ 676,599
Class T	68,362	72,835
Class B	-	3,120
Class C	15,442	49,012
Asset Manager 85%	11,337,925	9,165,124
Institutional Class	137,662	133,186
Total	$ 12,072,494	$ 10,099,876
From net realized gain
Class A	$ 1,903,881	$ 114,355
Class T	366,040	17,837
Class B	71,038	4,992
Class C	593,821	29,407
Asset Manager 85%	29,066,316	1,235,747
Institutional Class	359,450	18,370
Total	$ 32,360,546	$ 1,420,708

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20%
Class A
Shares sold	373,179	1,072,310	$ 4,993,681	$ 14,229,542
Reinvestment of distributions	83,470	103,451	1,101,599	1,359,185
Shares redeemed	(808,063)	(1,437,277)	(10,840,239)	(19,068,299)
Net increase (decrease)	(351,414)	(261,516)	$ (4,744,959)	$ (3,479,572)
Class T
Shares sold	114,115	503,660	$ 1,528,723	$ 6,684,808
Reinvestment of distributions	33,513	35,623	441,342	467,031
Shares redeemed	(137,000)	(472,247)	(1,833,498)	(6,260,470)
Net increase (decrease)	10,628	67,036	$ 136,567	$ 891,369

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20% - continued
Class B
Shares sold	1,563	46,709	$ 20,885	$ 618,923
Reinvestment of distributions	4,136	3,859	54,367	50,446
Shares redeemed	(30,699)	(51,804)	(410,533)	(685,608)
Net increase (decrease)	(25,000)	(1,236)	$ (335,281)	$ (16,239)
Class C
Shares sold	273,835	626,504	$ 3,659,843	$ 8,291,054
Reinvestment of distributions	38,696	35,345	507,841	461,389
Shares redeemed	(304,041)	(495,012)	(4,064,142)	(6,542,594)
Net increase (decrease)	8,490	166,837	$ 103,542	$ 2,209,849
Asset Manager 20%
Shares sold	37,000,456	96,013,989	$ 497,560,944	$ 1,277,520,736
Reinvestment of distributions	9,910,989	11,559,495	131,077,062	152,172,535
Shares redeemed	(40,513,008)	(100,546,326)	(544,816,790)	(1,338,047,432)
Net increase (decrease)	6,398,437	7,027,158	$ 83,821,216	$ 91,645,839
Institutional Class
Shares sold	290,711	651,514	$ 3,903,705	$ 8,663,645
Reinvestment of distributions	64,027	72,138	846,126	949,473
Shares redeemed	(389,955)	(543,569)	(5,243,562)	(7,226,120)
Net increase (decrease)	(35,217)	180,083	$ (493,731)	$ 2,386,998
Fidelity Asset Manager 30%
Class A
Shares sold	356,869	653,584	$ 3,752,902	$ 6,686,244
Reinvestment of distributions	32,960	31,306	340,997	315,241
Shares redeemed	(148,709)	(363,052)	(1,567,848)	(3,699,867)
Net increase (decrease)	241,120	321,838	$ 2,526,051	$ 3,301,618
Class T
Shares sold	196,763	233,362	$ 2,066,290	$ 2,373,957
Reinvestment of distributions	13,528	14,971	139,703	150,319
Shares redeemed	(140,455)	(215,479)	(1,477,062)	(2,204,813)
Net increase (decrease)	69,836	32,854	$ 728,931	$ 319,463
Class B
Shares sold	2,401	12,613	$ 25,284	$ 128,712
Reinvestment of distributions	1,737	2,116	17,914	21,172
Shares redeemed	(16,980)	(21,474)	(178,306)	(218,847)
Net increase (decrease)	(12,842)	(6,745)	$ (135,108)	$ (68,963)
Class C
Shares sold	385,108	572,959	$ 4,040,051	$ 5,839,804
Reinvestment of distributions	23,153	17,198	238,120	171,974
Shares redeemed	(164,908)	(218,996)	(1,727,710)	(2,229,117)
Net increase (decrease)	243,353	371,161	$ 2,550,461	$ 3,782,661
Asset Manager 30%
Shares sold	18,216,943	31,117,234	$ 191,782,663	$ 318,211,749
Reinvestment of distributions	1,389,294	1,251,916	14,384,621	12,630,820
Shares redeemed	(7,982,170)	(14,550,386)	(83,944,400)	(148,859,342)
Net increase (decrease)	11,624,067	17,818,764	$ 122,222,884	$ 181,983,227
Institutional Class
Shares sold	462,727	328,145	$ 4,869,988	$ 3,369,248
Reinvestment of distributions	16,421	7,390	169,956	74,686
Shares redeemed	(77,495)	(95,257)	(813,845)	(981,606)
Net increase (decrease)	401,653	240,278	$ 4,226,099	$ 2,462,328

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 40%
Class A
Shares sold	632,118	732,687	$ 6,808,175	$ 7,536,895
Reinvestment of distributions	52,702	33,419	552,753	335,702
Shares redeemed	(286,226)	(650,778)	(3,080,088)	(6,748,346)
Net increase (decrease)	398,594	115,328	$ 4,280,840	$ 1,124,251
Class T
Shares sold	118,069	325,545	$ 1,267,578	$ 3,361,131
Reinvestment of distributions	17,659	9,741	185,030	97,523
Shares redeemed	(81,365)	(156,208)	(871,624)	(1,602,375)
Net increase (decrease)	54,363	179,078	$ 580,984	$ 1,856,279
Class B
Shares sold	37,350	16,536	$ 401,241	$ 171,081
Reinvestment of distributions	2,676	1,106	28,090	11,045
Shares redeemed	(3,889)	(27,889)	(41,391)	(286,480)
Net increase (decrease)	36,137	(10,247)	$ 387,940	$ (104,354)
Class C
Shares sold	410,074	336,075	$ 4,395,843	$ 3,473,006
Reinvestment of distributions	28,704	10,381	300,271	103,548
Shares redeemed	(98,776)	(149,612)	(1,056,222)	(1,532,971)
Net increase (decrease)	340,002	196,844	$ 3,639,892	$ 2,043,583
Asset Manager 40%
Shares sold	18,334,557	24,119,194	$ 196,805,837	$ 247,892,288
Reinvestment of distributions	1,719,815	941,992	18,025,572	9,473,812
Shares redeemed	(6,105,253)	(11,163,945)	(65,559,355)	(114,965,823)
Net increase (decrease)	13,949,119	13,897,241	$ 149,272,054	$ 142,400,277
Institutional Class
Shares sold	75,276	70,452	$ 806,050	$ 729,401
Reinvestment of distributions	4,098	1,870	42,944	18,813
Shares redeemed	(25,675)	(50,222)	(276,884)	(520,470)
Net increase (decrease)	53,699	22,100	$ 572,110	$ 227,744
Fidelity Asset Manager 50%
Class A
Shares sold	796,407	1,449,019	$ 14,236,760	$ 24,581,030
Reinvestment of distributions	220,464	45,191	3,772,217	752,382
Shares redeemed	(1,055,287)	(1,095,633)	(18,806,304)	(18,586,263)
Net increase (decrease)	(38,416)	398,577	$ (797,327)	$ 6,747,149
Class T
Shares sold	218,700	663,909	$ 3,889,204	$ 11,208,621
Reinvestment of distributions	92,655	13,977	1,584,921	232,652
Shares redeemed	(189,549)	(431,674)	(3,358,158)	(7,344,423)
Net increase (decrease)	121,806	246,212	$ 2,115,967	$ 4,096,850
Class B
Shares sold	13,131	18,595	$ 232,711	$ 317,435
Reinvestment of distributions	9,804	832	167,464	13,783
Shares redeemed	(22,371)	(57,076)	(397,547)	(958,706)
Net increase (decrease)	564	(37,649)	$ 2,628	$ (627,488)
Class C
Shares sold	423,330	740,412	$ 7,480,929	$ 12,534,043
Reinvestment of distributions	90,330	6,106	1,538,470	101,096
Shares redeemed	(178,805)	(324,505)	(3,156,594)	(5,513,484)
Net increase (decrease)	334,855	422,013	$ 5,862,805	$ 7,121,655

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Asset Manager 50%
Shares sold	35,013,416	52,511,533	$ 621,254,847	$ 892,040,605
Reinvestment of distributions	24,407,014	6,122,585	419,081,529	102,124,495
Shares redeemed	(32,658,788)	(61,301,083)	(579,727,753)	(1,040,806,221)
Net increase (decrease)	26,761,642	(2,666,965)	$ 460,608,623	$ (46,641,121)
Institutional Class
Shares sold	338,933	607,378	$ 6,076,553	$ 10,245,736
Reinvestment of distributions	77,156	14,565	1,322,750	242,976
Shares redeemed	(133,183)	(317,709)	(2,359,754)	(5,403,875)
Net increase (decrease)	282,906	304,234	$ 5,039,549	$ 5,084,837
Fidelity Asset Manager 60%
Class A
Shares sold	1,031,304	1,450,767	$ 11,515,291	$ 15,389,690
Reinvestment of distributions	211,037	73,353	2,281,311	732,795
Shares redeemed	(585,680)	(1,442,772)	(6,544,708)	(15,452,485)
Net increase (decrease)	656,661	81,348	$ 7,251,894	$ 670,000
Class T
Shares sold	162,827	354,359	$ 1,834,398	$ 3,751,085
Reinvestment of distributions	63,652	17,437	686,165	173,843
Shares redeemed	(186,824)	(270,534)	(2,097,747)	(2,824,279)
Net increase (decrease)	39,655	101,262	$ 422,816	$ 1,100,649
Class B
Shares sold	13,693	32,445	$ 154,032	$ 344,999
Reinvestment of distributions	6,303	1,682	68,266	16,834
Shares redeemed	(22,247)	(48,869)	(250,304)	(511,923)
Net increase (decrease)	(2,251)	(14,742)	$ (28,006)	$ (150,090)
Class C
Shares sold	585,527	863,812	$ 6,533,371	$ 9,144,225
Reinvestment of distributions	87,114	13,615	932,996	135,192
Shares redeemed	(222,761)	(224,211)	(2,462,053)	(2,344,110)
Net increase (decrease)	449,880	653,216	$ 5,004,314	$ 6,935,307
Asset Manager 60%
Shares sold	23,232,510	34,839,686	$ 261,361,588	$ 366,719,567
Reinvestment of distributions	4,594,576	1,340,899	49,805,206	13,422,397
Shares redeemed	(7,528,076)	(15,008,590)	(84,850,169)	(159,263,852)
Net increase (decrease)	20,299,010	21,171,995	$ 226,316,625	$ 220,878,112
Institutional Class
Shares sold	118,917	160,584	$ 1,341,721	$ 1,703,978
Reinvestment of distributions	39,401	18,042	427,103	180,782
Shares redeemed	(101,600)	(295,925)	(1,159,588)	(3,146,348)
Net increase (decrease)	56,718	(117,299)	$ 609,236	$ (1,261,588)
Fidelity Asset Manager 70%
Class A
Shares sold	634,258	1,287,419	$ 12,888,243	$ 23,452,490
Reinvestment of distributions	71,653	83,843	1,420,170	1,438,739
Shares redeemed	(624,520)	(1,797,709)	(12,639,883)	(32,849,347)
Net increase (decrease)	81,391	(426,447)	$ 1,668,530	$ (7,958,118)
Class T
Shares sold	191,645	339,651	$ 3,916,680	$ 6,181,137
Reinvestment of distributions	19,544	22,597	387,747	388,219
Shares redeemed	(205,962)	(582,162)	(4,175,387)	(10,591,002)
Net increase (decrease)	5,227	(219,914)	$ 129,040	$ (4,021,646)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 70% - continued
Class B
Shares sold	5,352	13,127	$ 107,698	$ 236,917
Reinvestment of distributions	386	859	7,726	14,844
Shares redeemed	(61,230)	(188,800)	(1,259,172)	(3,433,038)
Net increase (decrease)	(55,492)	(174,814)	$ (1,143,748)	$ (3,181,277)
Class C
Shares sold	316,275	431,551	$ 6,405,562	$ 7,910,563
Reinvestment of distributions	12,613	11,078	249,613	190,092
Shares redeemed	(191,644)	(275,792)	(3,874,177)	(4,970,010)
Net increase (decrease)	137,244	166,837	$ 2,780,998	$ 3,130,645
Asset Manager 70%
Shares sold	17,631,439	28,246,048	$ 359,285,356	$ 516,657,613
Reinvestment of distributions	2,479,485	2,510,724	49,168,187	43,109,127
Shares redeemed	(11,779,718)	(23,977,212)	(239,521,664)	(436,891,308)
Net increase (decrease)	8,331,206	6,779,560	$ 168,931,879	$ 122,875,432
Institutional Class
Shares sold	339,098	531,511	$ 6,878,624	$ 9,726,788
Reinvestment of distributions	25,659	26,717	509,076	459,001
Shares redeemed	(146,820)	(682,888)	(2,978,209)	(12,618,227)
Net increase (decrease)	217,937	(124,660)	$ 4,409,491	$ (2,432,438)
Fidelity Asset Manager 85%
Class A
Shares sold	645,531	1,422,130	$ 10,931,203	$ 21,562,311
Reinvestment of distributions	145,475	55,905	2,374,156	777,639
Shares redeemed	(1,100,926)	(1,131,712)	(18,387,201)	(17,144,798)
Net increase (decrease)	(309,920)	346,323	$ (5,081,842)	$ 5,195,152
Class T
Shares sold	174,125	255,386	$ 2,936,503	$ 3,800,849
Reinvestment of distributions	26,314	6,408	428,386	89,010
Shares redeemed	(64,369)	(186,981)	(1,090,916)	(2,769,038)
Net increase (decrease)	136,070	74,813	$ 2,273,973	$ 1,120,821
Class B
Shares sold	1,389	10,516	$ 23,434	$ 158,919
Reinvestment of distributions	4,022	539	65,673	7,499
Shares redeemed	(27,503)	(37,423)	(466,052)	(551,324)
Net increase (decrease)	(22,092)	(26,368)	$ (376,945)	$ (384,906)
Class C
Shares sold	323,675	379,470	$ 5,439,135	$ 5,643,922
Reinvestment of distributions	36,961	5,384	597,292	74,359
Shares redeemed	(114,827)	(282,321)	(1,911,482)	(4,132,142)
Net increase (decrease)	245,809	102,533	$ 4,124,945	$ 1,586,139
Asset Manager 85%
Shares sold	16,303,231	28,559,921	$ 278,008,943	$ 423,445,322
Reinvestment of distributions	2,430,934	731,320	39,915,939	10,238,478
Shares redeemed	(7,391,308)	(12,632,337)	(125,899,415)	(191,882,465)
Net increase (decrease)	11,342,857	16,658,904	$ 192,025,467	$ 241,801,335
Institutional Class
Shares sold	417,429	281,737	$ 7,152,538	$ 4,299,430
Reinvestment of distributions	29,297	10,653	479,884	148,714
Shares redeemed	(103,203)	(257,406)	(1,751,092)	(3,921,796)
Net increase (decrease)	343,523	34,984	$ 5,881,330	$ 526,348

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-USAN-0514
1.878291.105

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2014

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Asset Manager® 20%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 30%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 40%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 50%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 60%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 70%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Asset Manager 85%	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2013 to March 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 20%
Class A	.82%
Actual		$ 1,000.00	$ 1,033.20	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.84	$ 4.13
Class T	1.10%
Actual		$ 1,000.00	$ 1,031.10	$ 5.57
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class B	1.60%
Actual		$ 1,000.00	$ 1,028.60	$ 8.09
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Class C	1.60%
Actual		$ 1,000.00	$ 1,029.50	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Asset Manager 20%	.53%
Actual		$ 1,000.00	$ 1,034.80	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67
Institutional Class	.56%
Actual		$ 1,000.00	$ 1,033.80	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 30%
Class A	.86%
Actual		$ 1,000.00	$ 1,043.40	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.14%
Actual		$ 1,000.00	$ 1,041.70	$ 5.80
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.64%
Actual		$ 1,000.00	$ 1,039.60	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.75	$ 8.25
Class C	1.62%
Actual		$ 1,000.00	$ 1,039.90	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.85	$ 8.15
Asset Manager 30%	.56%
Actual		$ 1,000.00	$ 1,045.20	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
Institutional Class	.62%
Actual		$ 1,000.00	$ 1,044.90	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.84	$ 3.13
Fidelity Asset Manager 40%
Class A	.86%
Actual		$ 1,000.00	$ 1,053.40	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Class T	1.13%
Actual		$ 1,000.00	$ 1,051.40	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.30	$ 5.69
Class B	1.63%
Actual		$ 1,000.00	$ 1,048.70	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Class C	1.63%
Actual		$ 1,000.00	$ 1,049.10	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.80	$ 8.20
Asset Manager 40%	.57%
Actual		$ 1,000.00	$ 1,055.00	$ 2.92
HypotheticalA		$ 1,000.00	$ 1,022.09	$ 2.87
Institutional Class	.61%
Actual		$ 1,000.00	$ 1,053.90	$ 3.12
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,062.20	$ 4.94
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,060.90	$ 6.27
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
Class B	1.71%
Actual		$ 1,000.00	$ 1,058.20	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.40	$ 8.60
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 50% - continued
Class C	1.73%
Actual		$ 1,000.00	$ 1,058.00	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.31	$ 8.70
Asset Manager 50%	.66%
Actual		$ 1,000.00	$ 1,064.20	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Institutional Class	.71%
Actual		$ 1,000.00	$ 1,064.10	$ 3.65
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58
Fidelity Asset Manager 60%
Class A	1.04%
Actual		$ 1,000.00	$ 1,070.70	$ 5.37
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.30%
Actual		$ 1,000.00	$ 1,069.50	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.83%
Actual		$ 1,000.00	$ 1,067.00	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.81%
Actual		$ 1,000.00	$ 1,066.50	$ 9.33
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 60%	.73%
Actual		$ 1,000.00	$ 1,072.80	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.80%
Actual		$ 1,000.00	$ 1,072.70	$ 4.13
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03
Fidelity Asset Manager 70%
Class A	1.04%
Actual		$ 1,000.00	$ 1,078.50	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.75	$ 5.24
Class T	1.30%
Actual		$ 1,000.00	$ 1,077.30	$ 6.73
HypotheticalA		$ 1,000.00	$ 1,018.45	$ 6.54
Class B	1.87%
Actual		$ 1,000.00	$ 1,074.60	$ 9.67
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.79%
Actual		$ 1,000.00	$ 1,074.80	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Asset Manager 70%	.73%
Actual		$ 1,000.00	$ 1,080.10	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.29	$ 3.68
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,080.20	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88
	Annualized Expense Ratio B	Beginning Account Value October 1, 2013	Ending Account Value March 31, 2014	Expenses Paid During Period* October 1, 2013 to March 31, 2014
Fidelity Asset Manager 85%
Class A	1.03%
Actual		$ 1,000.00	$ 1,093.40	$ 5.38
HypotheticalA		$ 1,000.00	$ 1,019.80	$ 5.19
Class T	1.33%
Actual		$ 1,000.00	$ 1,091.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.69
Class B	1.84%
Actual		$ 1,000.00	$ 1,089.20	$ 9.58
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.81%
Actual		$ 1,000.00	$ 1,089.10	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Asset Manager 85%	.75%
Actual		$ 1,000.00	$ 1,094.70	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.77%
Actual		$ 1,000.00	$ 1,094.80	$ 4.02
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .20%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	16.2
Fannie Mae	5.3	6.7
Freddie Mac	2.1	2.7
Ginnie Mae	1.5	2.0
Verizon Communications, Inc.	1.0	0.9
	30.5
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 29.7%	U.S. Government and U.S. Government Agency Obligations 28.0%
AAA,AA,A 5.9%	AAA,AA,A 7.9%
BBB 13.0%	BBB 10.9%
BB and Below 5.7%	BB and Below 5.8%
Not Rated 0.2%	Not Rated 0.2%
Equities* 21.6%	Equities** 23.3%
Short-Term Investments and Net Other Assets 23.9%	Short-Term Investments and Net Other Assets 23.9%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.3	0.3
Apple, Inc.	0.3	0.2
British American Tobacco PLC sponsored ADR	0.2	0.2
Exxon Mobil Corp.	0.2	0.2
Facebook, Inc. Class A	0.2	0.1
	1.2
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.2	27.1
Consumer Discretionary	4.6	5.3
Energy	4.5	4.8
Information Technology	3.6	3.9
Health Care	3.3	3.7
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures* 23.5%	Stock Class and Equity Futures** 23.4%
Bond Class 53.2%	Bond Class 52.4%
Short-Term Class 23.3%	Short-Term Class 24.2%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	**Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 12.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 22.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	1,467,210	$ 14,892,184
Fidelity Consumer Discretionary Central Fund (c)	449,280	95,844,991
Fidelity Consumer Staples Central Fund (c)	347,755	67,137,629
Fidelity Energy Central Fund (c)	436,563	66,798,572
Fidelity Financials Central Fund (c)	1,836,615	149,977,992
Fidelity Health Care Central Fund (c)	385,076	106,997,329
Fidelity Industrials Central Fund (c)	408,876	89,989,414
Fidelity Information Technology Central Fund (c)	581,992	144,194,329
Fidelity International Equity Central Fund (c)	3,262,353	269,274,646
Fidelity Materials Central Fund (c)	136,451	31,451,922
Fidelity Telecom Services Central Fund (c)	96,816	15,691,872
Fidelity Utilities Central Fund (c)	213,768	32,120,823
TOTAL EQUITY CENTRAL FUNDS (Cost $712,884,625)		1,084,371,703
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.6%
Fidelity Emerging Markets Debt Central Fund (c)	2,436,433	24,559,242
Fidelity Floating Rate Central Fund (c)	1,366,887	148,307,258
Fidelity High Income CentralFund 1 (c)	1,005,139	105,197,824
TOTAL HIGH YIELD FIXED-INCOME FUNDS		278,064,324
Investment Grade Fixed-Income Funds - 49.1%
Fidelity Inflation-Protected Bond Index Central Fund (c)	491,025	48,233,380
Fidelity Investment Grade Bond Central Fund (c)	22,350,467	2,374,513,608
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,422,746,988
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,558,503,181)		2,700,811,312
Money Market Central Funds - 23.2%

Fidelity Cash Central Fund, 0.10% (a)	399,868,263	399,868,263
Fidelity Money Market Central Fund, 0.25% (a)	744,732,956	744,732,956
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,144,601,219)		1,144,601,219
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $7,609,693)	$ 7,610,000	$ 7,609,853
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,423,598,718)	4,937,394,087
NET OTHER ASSETS (LIABILITIES) - 0.0%	(573,325)
NET ASSETS - 100%	$ 4,936,820,762
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
541 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 50,437,430	$ 104,897
515 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	48,796,250	700,030
TOTAL EQUITY INDEX CONTRACTS		$ 99,233,680	$ 804,927

The face value of futures purchased as a percentage of net assets is 2%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,209,922.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 196,208
Fidelity Commodity Strategy Central Fund	4,423
Fidelity Consumer Discretionary Central Fund	448,938
Fidelity Consumer Staples Central Fund	894,619
Fidelity Emerging Markets Debt Central Fund	747,812
Fidelity Energy Central Fund	450,811
Fidelity Financials Central Fund	1,134,602
Fidelity Floating Rate Central Fund	3,584,875
Fidelity Health Care Central Fund	229,334
Fidelity High Income Central Fund 1	3,135,766
Fidelity Industrials Central Fund	619,843
Fidelity Inflation-Protected Bond Index Central Fund	41
Fidelity Information Technology Central Fund	355,556
Fidelity International Equity Central Fund	4,323,955
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	31,548,272
Fidelity Materials Central Fund	224,607
Fidelity Money Market Central Fund	904,800
Fidelity Telecom Services Central Fund	468,041
Fidelity Utilities Central Fund	352,953
Total	$ 49,625,456
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 14,301,970	$ 216,042	$ 431,140	$ 14,892,184	4.5%
Fidelity Consumer Discretionary Central Fund	110,266,332	1,959,310	23,507,871	95,844,991	6.7%
Fidelity Consumer Staples Central Fund	77,277,841	1,993,613	16,069,964	67,137,629	6.3%
Fidelity Emerging Markets Debt Central Fund	23,831,998	1,570,808	718,591	24,559,242	29.9%
Fidelity Energy Central Fund	82,580,559	1,574,641	20,773,074	66,798,572	6.4%
Fidelity Financials Central Fund	159,655,376	6,353,021	31,453,997	149,977,992	6.7%
Fidelity Floating Rate Central Fund	143,112,173	6,646,123	4,299,258	148,307,258	10.5%
Fidelity Health Care Central Fund	111,549,674	1,091,925	26,785,679	106,997,329	6.6%
Fidelity High Income Central Fund 1	100,282,137	4,546,445	2,874,276	105,197,824	23.2%
Fidelity Industrials Central Fund	99,651,511	1,996,355	20,211,028	89,989,414	6.9%
Fidelity Inflation-Protected Bond Index Central Fund	96,103,160	901,115	48,203,278	48,233,380	23.7%
Fidelity Information Technology Central Fund	157,914,162	1,597,990	29,893,768	144,194,329	6.6%
Fidelity International Equity Central Fund	226,280,447	36,863,955	7,407,378	269,274,646	8.8%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,332,904,744	91,884,005	69,594,378	2,374,513,608	32.3%
Fidelity Materials Central Fund	33,057,907	707,356	5,410,852	31,451,922	6.8%
Fidelity Telecom Services Central Fund	23,024,194	737,321	8,515,441	15,691,872	6.0%
Fidelity Utilities Central Fund	32,324,259	807,920	5,212,106	32,120,823	6.6%
Total	$ 3,824,118,444	$ 161,447,945	$ 321,362,079	$ 3,785,183,015
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,084,371,703	$ 1,084,371,703	$ -	$ -
Fixed-Income Central Funds	2,700,811,312	2,700,811,312	-	-
Money Market Central Funds	1,144,601,219	1,144,601,219	-	-
U.S. Treasury Obligations	7,609,853	-	7,609,853	-
Total Investments in Securities:	$ 4,937,394,087	$ 4,929,784,234	$ 7,609,853	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 804,927	$ 804,927	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 804,927	$ -
Total Value of Derivatives	$ 804,927	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.2%
Mexico	1.4%
Netherlands	1.0%
Others (Individually Less Than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $7,609,693)	$ 7,609,853
Fidelity Central Funds (cost $4,415,989,025)	4,929,784,234
Total Investments (cost $4,423,598,718)		$ 4,937,394,087
Receivable for investments sold		1,223,941
Receivable for fund shares sold		5,281,986
Distributions receivable from Fidelity Central Funds		33,428
Receivable for daily variation margin for derivative instruments		651,910
Prepaid expenses		5,457
Other receivables		16,047
Total assets		4,944,606,856

Liabilities
Payable for investments purchased	$ 365,833
Payable for fund shares redeemed	5,229,056
Accrued management fee	1,690,284
Distribution and service plan fees payable	39,278
Other affiliated payables	445,737
Other payables and accrued expenses	15,906
Total liabilities		7,786,094

Net Assets		$ 4,936,820,762
Net Assets consist of:
Paid in capital		$ 4,612,415,434
Undistributed net investment income		10,942,537
Accumulated undistributed net realized gain (loss) on investments		(201,137,505)
Net unrealized appreciation (depreciation) on investments		514,600,296
Net Assets		$ 4,936,820,762

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,924,844 ÷ 2,885,734 shares)		$ 13.49

Maximum offering price per share (100/94.25 of $13.49)		$ 14.31
Class T: Net Asset Value and redemption price per share ($20,083,727 ÷ 1,491,714 shares)		$ 13.46

Maximum offering price per share (100/96.50 of $13.46)		$ 13.95
Class B: Net Asset Value and offering price per share ($2,401,926 ÷ 178,718 shares)A		$ 13.44

Class C: Net Asset Value and offering price per share ($25,140,652 ÷ 1,873,979 shares)A		$ 13.42

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($4,817,659,005 ÷ 356,693,467 shares)		$ 13.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,610,608 ÷ 2,415,399 shares)		$ 13.50

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 980
Income from Fidelity Central Funds		49,625,456
Total income		49,626,436

Expenses
Management fee	$ 10,022,254
Transfer agent fees	2,084,480
Distribution and service plan fees	237,391
Accounting fees and expenses	583,305
Custodian fees and expenses	1,762
Independent trustees' compensation	9,441
Registration fees	111,648
Audit	22,014
Legal	12,402
Miscellaneous	17,810
Total expenses before reductions	13,102,507
Expense reductions	(12,210)	13,090,297
Net investment income (loss)		36,536,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,122
Fidelity Central Funds	23,347,490
Futures contracts	6,013,931
Capital gain distributions from Fidelity Central Funds	470,308
Total net realized gain (loss)		29,834,851
Change in net unrealized appreciation (depreciation) on: Investment securities	97,631,369
Futures contracts	413,288
Total change in net unrealized appreciation (depreciation)		98,044,657
Net gain (loss)		127,879,508
Net increase (decrease) in net assets resulting from operations		$ 164,415,647

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 36,536,139	$ 64,436,359
Net realized gain (loss)	29,834,851	8,720,794
Change in net unrealized appreciation (depreciation)	98,044,657	109,590,957
Net increase (decrease) in net assets resulting from operations	164,415,647	182,748,110
Distributions to shareholders from net investment income	(30,639,124)	(64,845,118)
Distributions to shareholders from net realized gain	(107,790,846)	(95,880,347)
Total distributions	(138,429,970)	(160,725,465)
Share transactions - net increase (decrease)	78,487,354	93,638,244
Total increase (decrease) in net assets	104,473,031	115,660,889

Net Assets
Beginning of period	4,832,347,731	4,716,686,842
End of period (including undistributed net investment income of $10,942,537 and undistributed net investment income of $5,045,522, respectively)	$ 4,936,820,762	$ 4,832,347,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80	$ 11.35
Income from Investment Operations
Net investment income (loss) E	.08	.14	.18	.19	.22	.33
Net realized and unrealized gain (loss)	.36	.31	.91	.09	.74	.48
Total from investment operations	.44	.45	1.09	.28	.96	.81
Distributions from net investment income	(.06)	(.14)	(.18)	(.20)	(.21)	(.36)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.37) I	(.40) J	(.34)	(.21) K	(.21) L	(.36)
Net asset value, end of period	$ 13.49	$ 13.42	$ 13.37	$ 12.62	$ 12.55	$ 11.80
Total Return B, C, D	3.32%	3.47%	8.76%	2.22%	8.26%	7.51%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.82%	.84%	.85%	.84%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.85%	.84%	.87%
Expenses net of all reductions	.82% A	.82%	.83%	.85%	.83%	.87%
Net investment income (loss)	1.22% A	1.03%	1.36%	1.51%	1.80%	3.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,925	$ 43,449	$ 46,763	$ 36,016	$ 31,268	$ 24,488
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.302 per share.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.266 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.015 per share.

L Total distributions of $.21 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78	$ 11.33
Income from Investment Operations
Net investment income (loss) E	.06	.10	.14	.16	.19	.30
Net realized and unrealized gain (loss)	.35	.33	.90	.09	.74	.48
Total from investment operations	.41	.43	1.04	.25	.93	.78
Distributions from net investment income	(.05)	(.10)	(.15)	(.16)	(.18)	(.33)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.35)	(.37)	(.30) I	(.18)	(.18) J	(.33)
Net asset value, end of period	$ 13.46	$ 13.40	$ 13.34	$ 12.60	$ 12.53	$ 11.78
Total Return B, C, D	3.11%	3.28%	8.39%	1.96%	8.00%	7.26%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.10%	1.10%	1.11%	1.09%	1.11%
Expenses net of fee waivers, if any	1.10% A	1.10%	1.10%	1.10%	1.09%	1.11%
Expenses net of all reductions	1.10% A	1.09%	1.10%	1.10%	1.09%	1.11%
Net investment income (loss)	.94% A	.75%	1.09%	1.26%	1.55%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,084	$ 19,844	$ 18,870	$ 17,765	$ 15,771	$ 10,032
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.155 per share.

J Total distributions of $.18 per share is comprised of distributions from net investment income of $.179 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77	$ 11.32
Income from Investment Operations
Net investment income (loss) E	.03	.03	.07	.09	.12	.24
Net realized and unrealized gain (loss)	.35	.32	.90	.10	.74	.49
Total from investment operations	.38	.35	.97	.19	.86	.73
Distributions from net investment income	(.01)	(.04)	(.08)	(.09)	(.11)	(.28)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.32) I	(.30) J	(.23) K	(.11)	(.12)	(.28)
Net asset value, end of period	$ 13.44	$ 13.38	$ 13.33	$ 12.59	$ 12.51	$ 11.77
Total Return B, C, D	2.86%	2.71%	7.81%	1.48%	7.34%	6.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.62%	1.64%	1.65%	1.67%	1.69%
Expenses net of fee waivers, if any	1.60% A	1.62%	1.64%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.60% A	1.61%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.44% A	.23%	.55%	.72%	.99%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,402	$ 2,725	$ 2,732	$ 3,044	$ 3,717	$ 2,712
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.302 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.038 and distributions from net realized gain of $.266 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.155 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76	$ 11.31
Income from Investment Operations
Net investment income (loss) E	.03	.03	.08	.10	.12	.24
Net realized and unrealized gain (loss)	.36	.33	.89	.09	.74	.49
Total from investment operations	.39	.36	.97	.19	.86	.73
Distributions from net investment income	(.01)	(.04)	(.08)	(.10)	(.12)	(.28)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.32) I	(.31)	(.24)	(.12)	(.12) J	(.28)
Net asset value, end of period	$ 13.42	$ 13.35	$ 13.30	$ 12.57	$ 12.50	$ 11.76
Total Return B, C, D	2.95%	2.73%	7.80%	1.48%	7.40%	6.75%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of fee waivers, if any	1.60% A	1.60%	1.60%	1.61%	1.61%	1.63%
Expenses net of all reductions	1.60% A	1.59%	1.60%	1.60%	1.60%	1.63%
Net investment income (loss)	.44% A	.25%	.59%	.76%	1.03%	2.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,141	$ 24,910	$ 22,600	$ 19,325	$ 15,728	$ 9,189
Portfolio turnover rate G	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.014 and distributions from net realized gain of $.302 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82	$ 11.36
Income from Investment Operations
Net investment income (loss) D	.10	.18	.22	.23	.25	.35
Net realized and unrealized gain (loss)	.36	.31	.91	.09	.75	.50
Total from investment operations	.46	.49	1.13	.32	1.00	.85
Distributions from net investment income	(.09)	(.18)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.39)	(.44) H	(.38)	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.51	$ 13.44	$ 13.39	$ 12.64	$ 12.57	$ 11.82
Total Return B, C	3.48%	3.79%	9.06%	2.52%	8.54%	7.90%
Ratios to Average Net Assets E, G
Expenses before reductions	.53% A	.53%	.54%	.55%	.56%	.58%
Expenses net of fee waivers, if any	.53% A	.53%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.53% A	.52%	.54%	.54%	.56%	.58%
Net investment income (loss)	1.51% A	1.32%	1.65%	1.82%	2.08%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,817,659	$ 4,708,494	$ 4,595,339	$ 3,569,848	$ 3,064,676	$ 2,305,692
Portfolio turnover rate F	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.266 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82	$ 11.35
Income from Investment Operations
Net investment income (loss) D	.10	.17	.21	.23	.25	.36
Net realized and unrealized gain (loss)	.35	.33	.90	.10	.74	.50
Total from investment operations	.45	.50	1.11	.33	.99	.86
Distributions from net investment income	(.08)	(.17)	(.22)	(.23)	(.24)	(.39)
Distributions from net realized gain	(.30)	(.27)	(.16)	(.02)	(.01)	-
Total distributions	(.39) H	(.44)	(.37) I	(.25)	(.25)	(.39)
Net asset value, end of period	$ 13.50	$ 13.44	$ 13.38	$ 12.64	$ 12.56	$ 11.82
Total Return B, C	3.38%	3.83%	8.94%	2.57%	8.46%	8.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.57%	.58%	.59%	.56%	.56%
Expenses net of fee waivers, if any	.56% A	.57%	.58%	.59%	.56%	.56%
Expenses net of all reductions	.56% A	.56%	.57%	.59%	.55%	.56%
Net investment income (loss)	1.48% A	1.29%	1.62%	1.77%	2.09%	3.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,611	$ 32,926	$ 30,383	$ 23,073	$ 4,739	$ 2,697
Portfolio turnover rate F	9% A	27%	23%	19%	18%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.39 per share is comprised of distributions from net investment income of $.083 and distributions from net realized gain of $.302 per share.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.215 and distributions from net realized gain of $.155 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.6	16.1
Fannie Mae	5.3	6.7
Freddie Mac	2.0	2.7
Ginnie Mae	1.5	2.0
Verizon Communications, Inc.	1.0	0.8
	30.4
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 29.6%	U.S. Government and U.S. Government Agency Obligations 27.9%
AAA,AA,A 5.9%	AAA,AA,A 7.9%
BBB 12.9%	BBB 10.8%
BB and Below 5.6%	BB and Below 5.7%
Not Rated 0.2%	Not Rated 0.2%
Equities* 31.3%	Equities** 33.0%
Short-Term Investments and Net Other Assets 14.5%	Short-Term Investments and Net Other Assets 14.5%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.4	0.4
Apple, Inc.	0.4	0.2
British American Tobacco PLC sponsored ADR	0.3	0.3
Exxon Mobil Corp.	0.3	0.3
Bank of America Corp.	0.3	0.2
	1.7
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.9	17.2
Consumer Discretionary	5.9	6.5
Energy	5.3	5.3
Information Technology	4.8	5.3
Health Care	4.5	4.9
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures* 33.2%	Stock Class and Equity Futures** 33.3%
Bond Class 52.9%	Bond Class 52.1%
Short-Term Class 13.9%	Short-Term Class 14.6%
* Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%	** Includes investment in Fidelity Commodity Strategy Central Fund of 0.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 15.9% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 32.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	217,357	$ 2,206,173
Fidelity Consumer Discretionary Central Fund (c)	99,375	21,199,743
Fidelity Consumer Staples Central Fund (c)	76,667	14,801,415
Fidelity Energy Central Fund (c)	97,023	14,845,532
Fidelity Financials Central Fund (c)	403,543	32,953,338
Fidelity Health Care Central Fund (c)	81,531	22,654,163
Fidelity Industrials Central Fund (c)	89,805	19,765,099
Fidelity Information Technology Central Fund (c)	123,737	30,657,018
Fidelity International Equity Central Fund (c)	759,755	62,710,156
Fidelity Materials Central Fund (c)	30,130	6,944,914
Fidelity Telecom Services Central Fund (c)	21,566	3,495,442
Fidelity Utilities Central Fund (c)	46,992	7,061,062
TOTAL EQUITY CENTRAL FUNDS (Cost $178,275,731)		239,294,055
Fixed-Income Central Funds - 54.4%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (c)	364,713	3,676,302
Fidelity Floating Rate Central Fund (c)	205,309	22,276,000
Fidelity High Income Central Fund 1 (c)	145,878	15,267,632
TOTAL HIGH YIELD FIXED-INCOME FUNDS		41,219,934
Investment Grade Fixed-Income Funds - 48.9%
Fidelity Inflation-Protected Bond Index Central Fund (c)	73,916	7,260,758
Fidelity Investment Grade Bond Central Fund (c)	3,363,669	357,356,236
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		364,616,994
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $396,167,418)		405,836,928
Money Market Central Funds - 13.4%

Fidelity Cash Central Fund, 0.10% (a)	77,538,982	77,538,982
Fidelity Money Market Central Fund, 0.25% (a)	22,445,867	22,445,867
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $99,984,849)		99,984,849
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $1,029,960)	$ 1,030,000	$ 1,029,981
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $675,457,958)	746,145,813
NET OTHER ASSETS (LIABILITIES) - 0.0%	(121,801)
NET ASSETS - 100%	$ 746,024,012
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
81 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 7,551,630	$ 15,705
65 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	6,158,750	88,354
TOTAL EQUITY INDEX CONTRACTS		$ 13,710,380	$ 104,059

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $749,989.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,464
Fidelity Commodity Strategy Central Fund	590
Fidelity Consumer Discretionary Central Fund	92,491
Fidelity Consumer Staples Central Fund	187,274
Fidelity Emerging Markets Debt Central Fund	102,960
Fidelity Energy Central Fund	90,639
Fidelity Financials Central Fund	230,565
Fidelity Floating Rate Central Fund	493,274
Fidelity Health Care Central Fund	46,936
Fidelity High Income Central Fund 1	419,746
Fidelity Industrials Central Fund	126,771
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	72,084
Fidelity International Equity Central Fund	981,896
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	4,367,525
Fidelity Materials Central Fund	45,990
Fidelity Money Market Central Fund	27,270
Fidelity Telecom Services Central Fund	100,102
Fidelity Utilities Central Fund	72,050
Total	$ 7,492,632
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 1,742,821	$ 363,110	$ 18,994	$ 2,206,173	0.7%
Fidelity Consumer Discretionary Central Fund	19,420,783	3,673,879	3,319,116	21,199,743	1.5%
Fidelity Consumer Staples Central Fund	13,337,716	2,716,300	2,043,636	14,801,415	1.4%
Fidelity Emerging Markets Debt Central Fund	2,950,827	770,393	31,657	3,676,302	4.5%
Fidelity Energy Central Fund	13,896,427	2,651,171	2,424,442	14,845,532	1.4%
Fidelity Financials Central Fund	27,829,819	6,115,666	4,043,158	32,953,338	1.5%
Fidelity Floating Rate Central Fund	17,596,324	4,478,006	189,939	22,276,000	1.6%
Fidelity Health Care Central Fund	19,099,953	2,693,630	3,399,642	22,654,163	1.4%
Fidelity High Income Central Fund 1	12,137,215	2,836,498	126,626	15,267,632	3.4%
Fidelity Industrials Central Fund	16,925,416	3,382,384	2,235,103	19,765,099	1.5%
Fidelity Inflation-Protected Bond Index Central Fund	11,898,955	1,681,906	6,243,191	7,260,758	3.6%
Fidelity Information Technology Central Fund	26,700,966	3,858,728	2,841,967	30,657,018	1.4%
Fidelity International Equity Central Fund	47,258,718	13,049,120	518,322	62,710,156	2.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	288,875,929	68,818,844	3,070,680	357,356,236	4.9%
Fidelity Materials Central Fund	5,677,622	1,190,787	551,912	6,944,914	1.5%
Fidelity Telecom Services Central Fund	3,800,294	735,475	1,127,969	3,495,442	1.3%
Fidelity Utilities Central Fund	5,425,376	1,155,537	383,587	7,061,062	1.5%
Total	$ 534,575,161	$ 120,171,434	$ 32,569,941	$ 645,130,983
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 239,294,055	$ 239,294,055	$ -	$ -
Fixed-Income Central Funds	405,836,928	405,836,928	-	-
Money Market Central Funds	99,984,849	99,984,849	-	-
U.S. Treasury Obligations	1,029,981	-	1,029,981	-
Total Investments in Securities:	$ 746,145,813	$ 745,115,832	$ 1,029,981	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 104,059	$ 104,059	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 104,059	$ -
Total Value of Derivatives	$ 104,059	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.1%
United Kingdom	2.9%
Mexico	1.4%
Japan	1.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	9.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,029,960)	$ 1,029,981
Fidelity Central Funds (cost $674,427,998)	745,115,832
Total Investments (cost $675,457,958)		$ 746,145,813
Receivable for investments sold		418,605
Receivable for fund shares sold		955,406
Distributions receivable from Fidelity Central Funds		6,400
Receivable for daily variation margin for derivative instruments		91,310
Prepaid expenses		810
Other receivables		3,156
Total assets		747,621,500

Liabilities
Payable for fund shares redeemed	$ 1,237,473
Accrued management fee	253,083
Distribution and service plan fees payable	19,763
Other affiliated payables	72,032
Other payables and accrued expenses	15,137
Total liabilities		1,597,488

Net Assets		$ 746,024,012
Net Assets consist of:
Paid in capital		$ 692,909,503
Undistributed net investment income		2,038,736
Accumulated undistributed net realized gain (loss) on investments		(19,716,141)
Net unrealized appreciation (depreciation) on investments		70,791,914
Net Assets		$ 746,024,012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,972,009 ÷ 1,689,185 shares)		$ 10.64

Maximum offering price per share (100/94.25 of $10.64)		$ 11.29
Class T: Net Asset Value and redemption price per share ($7,951,679 ÷ 747,853 shares)		$ 10.63

Maximum offering price per share (100/96.50 of $10.63)		$ 11.02
Class B: Net Asset Value and offering price per share ($963,073 ÷ 90,714 shares)A		$ 10.62

Class C: Net Asset Value and offering price per share ($14,817,369 ÷ 1,398,998 shares)A		$ 10.59

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($695,288,486 ÷ 65,327,762 shares)		$ 10.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,031,396 ÷ 848,572 shares)		$ 10.64

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 134
Income from Fidelity Central Funds		7,492,632
Total income		7,492,766

Expenses
Management fee	$ 1,391,125
Transfer agent fees	277,648
Distribution and service plan fees	110,518
Accounting fees and expenses	130,206
Custodian fees and expenses	1,480
Independent trustees' compensation	1,257
Registration fees	61,180
Audit	23,324
Legal	1,328
Miscellaneous	2,136
Total expenses before reductions	2,000,202
Expense reductions	(3,720)	1,996,482
Net investment income (loss)		5,496,284
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Fidelity Central Funds	1,204,851
Futures contracts	761,273
Capital gain distributions from Fidelity Central Funds	63,247
Total net realized gain (loss)		2,029,371
Change in net unrealized appreciation (depreciation) on: Investment securities	21,749,501
Futures contracts	71,985
Total change in net unrealized appreciation (depreciation)		21,821,486
Net gain (loss)		23,850,857
Net increase (decrease) in net assets resulting from operations		$ 29,347,141

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,496,284	$ 7,059,582
Net realized gain (loss)	2,029,371	(90,818)
Change in net unrealized appreciation (depreciation)	21,821,486	21,625,354
Net increase (decrease) in net assets resulting from operations	29,347,141	28,594,118
Distributions to shareholders from net investment income	(4,255,018)	(6,529,336)
Distributions to shareholders from net realized gain	(11,398,470)	(7,146,966)
Total distributions	(15,653,488)	(13,676,302)
Share transactions - net increase (decrease)	132,119,318	191,780,334
Total increase (decrease) in net assets	145,812,971	206,698,150

Net Assets
Beginning of period	600,211,041	393,512,891
End of period (including undistributed net investment income of $2,038,736 and undistributed net investment income of $797,470, respectively)	$ 746,024,012	$ 600,211,041

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) E	.07	.12	.14	.16	.17	.22
Net realized and unrealized gain (loss)	.38	.44	.89	.01	.67	.40
Total from investment operations	.45	.56	1.03	.17	.84	.62
Distributions from net investment income	(.05)	(.11)	(.14)	(.15)	(.17)	(.24)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.24) I	(.28)	(.25)	(.46)	(.22)	(.24)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return B, C, D	4.34%	5.64%	11.20%	1.67%	9.39%	7.50%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.87%	.89%	.91%	.98%	1.21%
Expenses net of fee waivers, if any	.86% A	.87%	.89%	.90%	.90%	.90%
Expenses net of all reductions	.86% A	.87%	.88%	.89%	.89%	.89%
Net investment income (loss)	1.36% A	1.15%	1.46%	1.63%	1.83%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,972	$ 15,100	$ 11,431	$ 9,024	$ 7,495	$ 4,305
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.24 per share is comprised of distributions from net investment income of $.052 and distributions from net realized gain of $.183 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.06	.09	.12	.14	.15	.20
Net realized and unrealized gain (loss)	.37	.44	.89	.01	.67	.40
Total from investment operations	.43	.53	1.01	.15	.82	.60
Distributions from net investment income	(.04)	(.08)	(.12)	(.13)	(.15)	(.22)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.22)	(.25)	(.23)	(.44)	(.20)	(.22)
Net asset value, end of period	$ 10.63	$ 10.42	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return B, C, D	4.17%	5.37%	10.91%	1.47%	9.15%	7.25%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.13%	1.14%	1.13%	1.19%	1.46%
Expenses net of fee waivers, if any	1.14% A	1.13%	1.14%	1.13%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	1.09% A	.89%	1.21%	1.39%	1.58%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,952	$ 7,064	$ 6,542	$ 4,885	$ 5,800	$ 2,181
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03	$ 8.65
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.38	.44	.89	- K	.67	.40
Total from investment operations	.41	.48	.96	.09	.77	.56
Distributions from net investment income	(.01)	(.04)	(.07)	(.07)	(.11)	(.18)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.20) I	(.21)	(.18)	(.38)	(.15) J	(.18)
Net asset value, end of period	$ 10.62	$ 10.41	$ 10.14	$ 9.36	$ 9.65	$ 9.03
Total Return B, C, D	3.96%	4.81%	10.37%	.89%	8.62%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.64% A	1.66%	1.68%	1.70%	1.78%	2.00%
Expenses net of fee waivers, if any	1.64% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.58% A	.37%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 963	$ 1,078	$ 1,118	$ 1,076	$ 1,336	$ 773
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.013 and distributions from net realized gain of $.183 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.045 per share.

K Amount represents less than $.0l per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01	$ 8.64
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.09	.10	.16
Net realized and unrealized gain (loss)	.38	.43	.89	.01	.67	.39
Total from investment operations	.41	.47	.96	.10	.77	.55
Distributions from net investment income	(.02)	(.04)	(.07)	(.08)	(.10)	(.18)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.20)	(.21)	(.18)	(.39)	(.15)	(.18)
Net asset value, end of period	$ 10.59	$ 10.38	$ 10.12	$ 9.34	$ 9.63	$ 9.01
Total Return B, C, D	3.99%	4.75%	10.41%	.92%	8.63%	6.62%
Ratios to Average Net Assets F, H
Expenses before reductions	1.62% A	1.64%	1.66%	1.67%	1.72%	1.95%
Expenses net of fee waivers, if any	1.62% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.62% A	1.63%	1.64%	1.64%	1.64%	1.64%
Net investment income (loss)	.60% A	.39%	.69%	.88%	1.08%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,817	$ 12,001	$ 7,937	$ 5,967	$ 4,789	$ 2,499
Portfolio turnover rate G	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.09	.15	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.37	.44	.89	.01	.67	.40
Total from investment operations	.46	.59	1.06	.20	.86	.64
Distributions from net investment income	(.07)	(.14)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.31)	(.28)	(.49)	(.24)	(.26)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.15	$ 9.37	$ 9.66	$ 9.04
Total Return B, C	4.52%	5.96%	11.53%	1.98%	9.67%	7.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.56% A	.56%	.58%	.61%	.69%	.90%
Expenses net of fee waivers, if any	.56% A	.56%	.58%	.61%	.65%	.65%
Expenses net of all reductions	.56% A	.56%	.58%	.60%	.64%	.65%
Net investment income (loss)	1.67% A	1.46%	1.76%	1.92%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,288	$ 560,306	$ 364,386	$ 208,380	$ 109,249	$ 61,207
Portfolio turnover rate F	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04	$ 8.66
Income from Investment Operations
Net investment income (loss) D	.08	.14	.17	.19	.19	.24
Net realized and unrealized gain (loss)	.38	.44	.90	- J	.67	.40
Total from investment operations	.46	.58	1.07	.19	.86	.64
Distributions from net investment income	(.07)	(.13)	(.17)	(.18)	(.19)	(.26)
Distributions from net realized gain	(.18)	(.17)	(.11)	(.31)	(.05)	-
Total distributions	(.25)	(.31) H	(.28)	(.48) I	(.24)	(.26)
Net asset value, end of period	$ 10.64	$ 10.43	$ 10.16	$ 9.37	$ 9.66	$ 9.04
Total Return B, C	4.49%	5.81%	11.56%	1.93%	9.67%	7.77%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.62%	.65%	.63%	.71%	.97%
Expenses net of fee waivers, if any	.62% A	.62%	.65%	.63%	.65%	.65%
Expenses net of all reductions	.62% A	.62%	.64%	.62%	.64%	.65%
Net investment income (loss)	1.60% A	1.40%	1.69%	1.90%	2.08%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,031	$ 4,663	$ 2,099	$ 1,218	$ 1,168	$ 773
Portfolio turnover rate F	11% A	20%	21%	21%	20%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.31 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.174 per share.

I Total distributions of $.48 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.309 per share.

J Amount represents less than $.0l per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	18.4	14.6
Fannie Mae	4.8	5.8
Freddie Mac	1.9	2.4
Ginnie Mae	1.3	1.8
Verizon Communications, Inc.	0.9	0.7
	27.3
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 26.4%	U.S. Government and U.S. Government Agency Obligations 25.0%
AAA,AA,A 5.3%	AAA,AA,A 7.4%
BBB 11.6%	BBB 9.4%
BB and Below 5.5%	BB and Below 5.5%
Not Rated 0.2%	Not Rated 0.2%
Equities 40.8%	Equities 42.8%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 9.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.6	0.5
Apple, Inc.	0.5	0.3
British American Tobacco PLC sponsored ADR	0.4	0.4
Exxon Mobil Corp.	0.4	0.4
Bank of America Corp.	0.3	0.3
	2.2
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.2	16.6
Consumer Discretionary	7.3	7.6
Information Technology	6.6	7.0
Energy	5.8	6.2
Health Care	5.4	6.2
Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 42.9%	Stock Class and Equity Futures 43.3%
Bond Class 47.9%	Bond Class 47.3%
Short-Term Class 9.2%	Short-Term Class 9.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 19.4% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 42.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	122,099	$ 26,047,431
Fidelity Consumer Staples Central Fund (c)	94,212	18,188,622
Fidelity Emerging Markets Equity Central Fund (c)	33,698	6,936,068
Fidelity Energy Central Fund (c)	119,126	18,227,463
Fidelity Financials Central Fund (c)	494,770	40,402,892
Fidelity Health Care Central Fund (c)	99,709	27,705,163
Fidelity Industrials Central Fund (c)	110,016	24,213,410
Fidelity Information Technology Central Fund (c)	151,288	37,483,227
Fidelity International Equity Central Fund (c)	898,602	74,170,604
Fidelity Materials Central Fund (c)	36,962	8,519,829
Fidelity Telecom Services Central Fund (c)	26,538	4,301,234
Fidelity Utilities Central Fund (c)	57,652	8,662,771
TOTAL EQUITY CENTRAL FUNDS (Cost $223,049,404)		294,858,714
Fixed-Income Central Funds - 49.2%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	339,445	3,421,607
Fidelity Floating Rate Central Fund (c)	191,860	20,816,800
Fidelity High Income Central Fund 1 (c)	134,579	14,085,039
TOTAL HIGH YIELD FIXED-INCOME FUNDS		38,323,446
Investment Grade Fixed-Income Funds - 43.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	69,189	6,796,443
Fidelity Investment Grade Bond Central Fund (c)	2,822,815	299,895,897
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		306,692,340
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $338,110,122)		345,015,786
Money Market Central Funds - 8.5%

Fidelity Cash Central Fund, 0.10% (a)	49,086,874	49,086,874
Fidelity Money Market Central Fund, 0.25% (a)	10,298,182	10,298,182
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $59,385,056)		59,385,056
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $919,955)	$ 920,000	$ 919,980
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $621,464,537)	700,179,536
NET OTHER ASSETS (LIABILITIES) - 0.1%	484,896
NET ASSETS - 100%	$ 700,664,432
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
77 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 7,178,710	$ 14,930
58 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	5,495,500	78,838
TOTAL EQUITY INDEX CONTRACTS		$ 12,674,210	$ 93,768

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $694,986.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,555
Fidelity Consumer Discretionary Central Fund	111,170
Fidelity Consumer Staples Central Fund	226,146
Fidelity Emerging Markets Debt Central Fund	93,434
Fidelity Emerging Markets Equity Central Fund	23,616
Fidelity Energy Central Fund	107,788
Fidelity Financials Central Fund	275,944
Fidelity Floating Rate Central Fund	447,157
Fidelity Health Care Central Fund	56,354
Fidelity High Income Central Fund 1	377,468
Fidelity Industrials Central Fund	152,113
Fidelity Inflation-Protected Bond Index Central Fund	5
Fidelity Information Technology Central Fund	86,129
Fidelity International Equity Central Fund	1,147,354
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	3,572,067
Fidelity Materials Central Fund	55,160
Fidelity Money Market Central Fund	12,512
Fidelity Telecom Services Central Fund	121,310
Fidelity Utilities Central Fund	86,282
Total	$ 6,973,564
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 21,759,568	$ 5,630,178	$ 3,048,952	$ 26,047,431	1.8%
Fidelity Consumer Staples Central Fund	14,937,195	4,092,953	1,784,944	18,188,622	1.7%
Fidelity Emerging Markets Debt Central Fund	2,596,655	863,359	27,798	3,421,607	4.2%
Fidelity Emerging Markets Equity Central Fund	5,541,126	1,442,168	256,341	6,936,068	3.2%
Fidelity Energy Central Fund	15,512,706	3,999,042	2,158,538	18,227,463	1.7%
Fidelity Financials Central Fund	31,213,888	9,108,845	3,553,077	40,402,892	1.8%
Fidelity Floating Rate Central Fund	15,310,024	5,319,322	166,788	20,816,800	1.5%
Fidelity Health Care Central Fund	21,753,919	4,355,873	3,510,204	27,705,163	1.7%
Fidelity High Income Central Fund 1	10,590,437	3,231,044	111,192	14,085,039	3.1%
Fidelity Industrials Central Fund	18,962,897	5,154,383	1,913,743	24,213,410	1.9%
Fidelity Inflation-Protected Bond Index Central Fund	10,464,027	1,937,760	5,538,470	6,796,443	3.3%
Fidelity Information Technology Central Fund	29,853,604	6,212,102	2,107,341	37,483,227	1.7%
Fidelity International Equity Central Fund	51,863,346	19,592,599	570,336	74,170,604	2.4%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	227,900,863	72,119,765	2,418,421	299,895,897	4.1%
Fidelity Materials Central Fund	6,337,248	1,810,328	382,909	8,519,829	1.9%
Fidelity Telecom Services Central Fund	4,227,092	1,100,231	1,129,498	4,301,234	1.6%
Fidelity Utilities Central Fund	6,497,366	1,760,740	636,679	8,662,771	1.8%
Total	$ 495,321,961	$ 147,730,692	$ 29,315,231	$ 639,874,500
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 294,858,714	$ 294,858,714	$ -	$ -
Fixed-Income Central Funds	345,015,786	345,015,786	-	-
Money Market Central Funds	59,385,056	59,385,056	-	-
U.S. Treasury Obligations	919,980	-	919,980	-
Total Investments in Securities:	$ 700,179,536	$ 699,259,556	$ 919,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 93,768	$ 93,768	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 93,768	$ -
Total Value of Derivatives	$ 93,768	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
United Kingdom	3.5%
Japan	1.7%
Mexico	1.3%
Netherlands	1.2%
France	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $919,955)	$ 919,980
Fidelity Central Funds (cost $620,544,582)	699,259,556
Total Investments (cost $621,464,537)		$ 700,179,536
Receivable for investments sold		205,058
Receivable for fund shares sold		3,802,167
Distributions receivable from Fidelity Central Funds		4,061
Receivable for daily variation margin for derivative instruments		84,830
Prepaid expenses		695
Other receivables		3,747
Total assets		704,280,094

Liabilities
Payable for investments purchased	$ 2,995,222
Payable for fund shares redeemed	280,931
Accrued management fee	236,594
Distribution and service plan fees payable	18,848
Other affiliated payables	68,405
Other payables and accrued expenses	15,662
Total liabilities		3,615,662

Net Assets		$ 700,664,432
Net Assets consist of:
Paid in capital		$ 638,579,524
Undistributed net investment income		3,143,507
Accumulated undistributed net realized gain (loss) on investments		(19,867,366)
Net unrealized appreciation (depreciation) on investments		78,808,767
Net Assets		$ 700,664,432

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($20,685,083 ÷ 1,903,695 shares)		$ 10.87

Maximum offering price per share (100/94.25 of $10.87)		$ 11.53
Class T: Net Asset Value and redemption price per share ($7,691,639 ÷ 709,275 shares)		$ 10.84

Maximum offering price per share (100/96.50 of $10.84)		$ 11.23
Class B: Net Asset Value and offering price per share ($1,183,046 ÷ 108,919 shares)A		$ 10.86

Class C: Net Asset Value and offering price per share ($13,125,373 ÷ 1,213,122 shares)A		$ 10.82

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($656,177,118 ÷ 60,392,856 shares)		$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,802,173 ÷ 165,881 shares)		$ 10.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 116
Income from Fidelity Central Funds		6,973,564
Total income		6,973,680

Expenses
Management fee	$ 1,271,356
Transfer agent fees	259,790
Distribution and service plan fees	102,399
Accounting fees and expenses	121,450
Custodian fees and expenses	1,476
Independent trustees' compensation	1,134
Registration fees	70,670
Audit	23,324
Legal	1,167
Miscellaneous	1,876
Total expenses before reductions	1,854,642
Expense reductions	(3,812)	1,850,830
Net investment income (loss)		5,122,850
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9
Fidelity Central Funds	905,082
Futures contracts	814,690
Capital gain distributions from Fidelity Central Funds	56,533
Total net realized gain (loss)		1,776,314
Change in net unrealized appreciation (depreciation) on: Investment securities	25,232,022
Futures contracts	21,180
Total change in net unrealized appreciation (depreciation)		25,253,202
Net gain (loss)		27,029,516
Net increase (decrease) in net assets resulting from operations		$ 32,152,366

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,122,850	$ 6,573,207
Net realized gain (loss)	1,776,314	(287,180)
Change in net unrealized appreciation (depreciation)	25,253,202	29,300,784
Net increase (decrease) in net assets resulting from operations	32,152,366	35,586,811
Distributions to shareholders from net investment income	(4,375,306)	(5,312,844)
Distributions to shareholders from net realized gain	(15,119,456)	(4,958,079)
Total distributions	(19,494,762)	(10,270,923)
Share transactions - net increase (decrease)	158,733,820	147,547,780
Total increase (decrease) in net assets	171,391,424	172,863,668

Net Assets
Beginning of period	529,273,008	356,409,340
End of period (including undistributed net investment income of $3,143,507 and undistributed net investment income of $2,395,963, respectively)	$ 700,664,432	$ 529,273,008

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.42
Income from Investment Operations
Net investment income (loss) E	.08	.12	.14	.16	.16	.20
Net realized and unrealized gain (loss)	.48	.66	1.07	(.06)	.70	.34
Total from investment operations	.56	.78	1.21	.10	.86	.54
Distributions from net investment income	(.07)	(.10)	(.14)	(.14)	(.15)	(.19)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.35)	(.23)	(.23)	(.42)	(.18)	(.19)
Net asset value, end of period	$ 10.87	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C, D	5.34%	7.88%	13.47%	.91%	9.96%	6.80%
Ratios to Average Net Assets F, H
Expenses before reductions	.86% A	.87%	.90%	.95%	1.06%	1.33%
Expenses net of fee waivers, if any	.86% A	.87%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.86% A	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.40% A	1.21%	1.49%	1.61%	1.77%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,685	$ 16,042	$ 14,048	$ 10,337	$ 6,308	$ 2,921
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.06	.10	.12	.13	.14	.18
Net realized and unrealized gain (loss)	.47	.66	1.06	(.05)	.70	.35
Total from investment operations	.53	.76	1.18	.08	.84	.53
Distributions from net investment income	(.06)	(.08)	(.12)	(.12)	(.13)	(.18)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.33) I	(.21)	(.21)	(.40)	(.16)	(.18)
Net asset value, end of period	$ 10.84	$ 10.64	$ 10.09	$ 9.12	$ 9.44	$ 8.76
Total Return B, C, D	5.14%	7.62%	13.09%	.68%	9.69%	6.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.13% A	1.14%	1.17%	1.19%	1.32%	1.59%
Expenses net of fee waivers, if any	1.13% A	1.14%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.13% A	1.13%	1.14%	1.14%	1.14%	1.15%
Net investment income (loss)	1.14% A	.94%	1.24%	1.36%	1.52%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,692	$ 6,969	$ 4,803	$ 3,760	$ 2,972	$ 2,089
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75	$ 8.40
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.48	.67	1.06	(.06)	.71	.35
Total from investment operations	.51	.71	1.13	.02	.80	.49
Distributions from net investment income	(.03)	(.02)	(.06)	(.07)	(.08)	(.14)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.31)	(.15)	(.15)	(.34) I	(.11)	(.14)
Net asset value, end of period	$ 10.86	$ 10.66	$ 10.10	$ 9.12	$ 9.44	$ 8.75
Total Return B, C, D	4.87%	7.11%	12.56%	.13%	9.20%	6.02%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.68%	1.70%	1.73%	1.82%	2.08%
Expenses net of fee waivers, if any	1.63% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.64% A	.43%	.74%	.86%	1.01%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,183	$ 776	$ 839	$ 856	$ 1,075	$ 1,263
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.278 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76	$ 8.41
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.08	.09	.14
Net realized and unrealized gain (loss)	.48	.66	1.06	(.05)	.70	.34
Total from investment operations	.51	.70	1.13	.03	.79	.48
Distributions from net investment income	(.03)	(.03)	(.08)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.31)	(.16)	(.16) J	(.35) I	(.12)	(.13)
Net asset value, end of period	$ 10.82	$ 10.62	$ 10.08	$ 9.11	$ 9.43	$ 8.76
Total Return B, C, D	4.91%	7.02%	12.59%	.22%	9.07%	6.00%
Ratios to Average Net Assets F, H
Expenses before reductions	1.63% A	1.64%	1.67%	1.70%	1.82%	2.09%
Expenses net of fee waivers, if any	1.63% A	1.64%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.63%	1.64%	1.64%	1.64%	1.65%
Net investment income (loss)	.63% A	.44%	.74%	.86%	1.02%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,125	$ 9,272	$ 6,814	$ 3,911	$ 2,193	$ 1,469
Portfolio turnover rate G	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.35 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.278 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.088 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2014	Years ended September 30,
March 31,	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.09	.16	.18	.18	.18	.22
Net realized and unrealized gain (loss)	.48	.65	1.06	(.06)	.71	.34
Total from investment operations	.57	.81	1.24	.12	.89	.56
Distributions from net investment income	(.09)	(.13)	(.17)	(.17)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.36) I	(.26)	(.26)	(.44) H	(.21)	(.22)
Net asset value, end of period	$ 10.87	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C	5.50%	8.21%	13.78%	1.17%	10.28%	7.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.57%	.59%	.64%	.76%	1.05%
Expenses net of fee waivers, if any	.57% A	.57%	.59%	.64%	.65%	.65%
Expenses net of all reductions	.56% A	.56%	.58%	.63%	.64%	.64%
Net investment income (loss)	1.70% A	1.51%	1.81%	1.87%	2.02%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 656,177	$ 495,019	$ 328,995	$ 146,236	$ 77,613	$ 36,198
Portfolio turnover rate F	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.44 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.278 per share.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.276 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77	$ 8.43
Income from Investment Operations
Net investment income (loss) D	.09	.15	.17	.18	.18	.22
Net realized and unrealized gain (loss)	.47	.66	1.06	(.06)	.71	.34
Total from investment operations	.56	.81	1.23	.12	.89	.56
Distributions from net investment income	(.08)	(.13)	(.16)	(.16)	(.18)	(.22)
Distributions from net realized gain	(.28)	(.13)	(.09)	(.28)	(.03)	-
Total distributions	(.36)	(.26)	(.25)	(.44)	(.21)	(.22)
Net asset value, end of period	$ 10.86	$ 10.66	$ 10.11	$ 9.13	$ 9.45	$ 8.77
Total Return B, C	5.39%	8.15%	13.74%	1.15%	10.28%	7.00%
Ratios to Average Net Assets E, G
Expenses before reductions	.62% A	.63%	.66%	.68%	.76%	1.07%
Expenses net of fee waivers, if any	.61% A	.63%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.61% A	.62%	.64%	.64%	.64%	.65%
Net investment income (loss)	1.65% A	1.45%	1.74%	1.86%	2.01%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,802	$ 1,196	$ 911	$ 580	$ 882	$ 931
Portfolio turnover rate F	10% A	22%	21%	20%	22%	27%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.7	0.7
Apple, Inc.	0.6	0.4
British American Tobacco PLC sponsored ADR	0.4	0.5
Exxon Mobil Corp.	0.4	0.5
Facebook, Inc. Class A	0.4	0.1
Bank of America Corp.	0.4	0.4
Microsoft Corp.	0.4	0.0
United Technologies Corp.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.4
Actavis PLC	0.3	0.2
	4.4
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.4	16.3
Consumer Discretionary	8.3	8.3
Information Technology	8.1	8.2
Health Care	7.0	7.4
Industrials	6.9	6.7
Top Five Bond Issuers as of March 31, 2014
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.4	12.9
Fannie Mae	4.3	5.5
Freddie Mac	1.6	2.1
Ginnie Mae	1.2	1.6
Verizon Communications, Inc.	0.8	0.7
	24.3
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 23.5%	U.S. Government and U.S. Government Agency Obligations 22.4%
AAA,AA,A 4.4%	AAA,AA,A 6.6%
BBB 10.4%	BBB 8.7%
BB and Below 5.4%	BB and Below 5.0%
Not Rated 0.2%	Not Rated 0.1%
Equities 50.7%	Equities 52.6%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 52.8%	Stock Class and Equity Futures 53.3%
Bond Class 42.8%	Bond Class 42.5%
Short-Term Class 4.4%	Short-Term Class 4.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 22.7% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 52.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,713,148	$ 365,465,813
Fidelity Consumer Staples Central Fund (c)	1,320,551	254,945,623
Fidelity Emerging Markets Equity Central Fund (c)	377,861	77,775,178
Fidelity Energy Central Fund (c)	1,662,846	254,432,066
Fidelity Financials Central Fund (c)	7,002,000	571,783,303
Fidelity Health Care Central Fund (c)	1,472,490	409,146,155
Fidelity Industrials Central Fund (c)	1,550,041	341,148,462
Fidelity Information Technology Central Fund (c)	2,220,647	550,187,452
Fidelity International Equity Central Fund (c)	13,058,996	1,077,889,497
Fidelity Materials Central Fund (c)	519,143	119,662,468
Fidelity Telecom Services Central Fund (c)	365,843	59,295,905
Fidelity Utilities Central Fund (c)	817,006	122,763,258
TOTAL EQUITY CENTRAL FUNDS (Cost $2,779,144,167)		4,204,495,180
Fixed-Income Central Funds - 44.1%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	3,834,311	38,649,855
Fidelity Floating Rate Central Fund (c)	2,193,596	238,005,141
Fidelity High Income Central Fund 1 (c)	1,525,141	159,621,294
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,276,290
Investment Grade Fixed-Income Funds - 38.7%
Fidelity Inflation-Protected Bond Index Central Fund (c)	790,214	77,622,759
Fidelity Investment Grade Bond Central Fund (c)	28,588,106	3,037,200,399
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,114,823,158
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $3,386,698,272)		3,551,099,448
Money Market Central Funds - 3.6%

Fidelity Cash Central Fund, 0.10% (a)	237,811,142	237,811,142
Fidelity Money Market Central Fund, 0.25% (a)	55,201,706	55,201,706
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $293,012,848)		293,012,848
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $12,079,415)	$ 12,080,000	$ 12,079,740
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,470,934,702)	8,060,687,216
NET OTHER ASSETS (LIABILITIES) - 0.0%	(828,442)
NET ASSETS - 100%	$ 8,059,858,774
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
715 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 66,659,450	$ 138,635
816 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	77,316,000	1,109,173
TOTAL EQUITY INDEX CONTRACTS		$ 143,975,450	$ 1,247,808

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,599,866.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,796
Fidelity Consumer Discretionary Central Fund	1,705,516
Fidelity Consumer Staples Central Fund	3,391,549
Fidelity Emerging Markets Debt Central Fund	1,171,114
Fidelity Emerging Markets Equity Central Fund	306,331
Fidelity Energy Central Fund	1,710,128
Fidelity Financials Central Fund	4,298,177
Fidelity Floating Rate Central Fund	5,276,147
Fidelity Health Care Central Fund	875,777
Fidelity High Income Central Fund 1	4,735,539
Fidelity Industrials Central Fund	2,341,592
Fidelity Inflation-Protected Bond Index Central Fund	48
Fidelity Information Technology Central Fund	1,347,352
Fidelity International Equity Central Fund	17,274,199
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	40,254,846
Fidelity Materials Central Fund	851,184
Fidelity Money Market Central Fund	67,066
Fidelity Telecom Services Central Fund	1,764,229
Fidelity Utilities Central Fund	1,342,766
Total	$ 88,832,356
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 368,560,570	$ 8,578,767	$ 39,707,591	$ 365,465,813	25.5%
Fidelity Consumer Staples Central Fund	258,773,766	8,359,093	27,190,238	254,945,623	23.8%
Fidelity Emerging Markets Debt Central Fund	36,891,425	2,617,323	660,318	38,649,855	47.1%
Fidelity Emerging Markets Equity Central Fund	78,408,818	1,727,616	5,145,638	77,775,178	35.5%
Fidelity Energy Central Fund	276,275,508	6,761,797	41,712,971	254,432,066	24.2%
Fidelity Financials Central Fund	539,003,304	26,873,102	53,094,393	571,783,303	25.7%
Fidelity Floating Rate Central Fund	179,583,040	57,957,749	3,703,715	238,005,141	16.9%
Fidelity Health Care Central Fund	374,363,101	6,029,811	53,233,544	409,146,155	25.4%
Fidelity High Income Central Fund 1	149,804,934	7,577,826	2,641,272	159,621,294	35.1%
Fidelity Industrials Central Fund	328,283,346	8,564,850	28,706,062	341,148,462	26.1%
Fidelity Inflation-Protected Bond Index Central Fund	111,552,515	1,664,153	35,048,159	77,622,759	38.1%
Fidelity Information Technology Central Fund	530,928,191	8,811,580	46,017,026	550,187,452	25.1%
Fidelity International Equity Central Fund	972,640,958	66,705,714	17,872,531	1,077,889,497	35.1%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	2,938,536,954	125,441,268	51,308,177	3,037,200,399	41.4%
Fidelity Materials Central Fund	110,303,999	3,040,365	5,603,638	119,662,468	26.0%
Fidelity Telecom Services Central Fund	73,845,562	2,991,188	19,389,771	59,295,905	22.6%
Fidelity Utilities Central Fund	108,198,241	3,426,746	4,937,076	122,763,258	25.4%
Total	$ 7,435,954,232	$ 347,128,948	$ 435,972,120	$ 7,755,594,628
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 4,204,495,180	$ 4,204,495,180	$ -	$ -
Fixed-Income Central Funds	3,551,099,448	3,551,099,448	-	-
Money Market Central Funds	293,012,848	293,012,848	-	-
U.S. Treasury Obligations	12,079,740	-	12,079,740	-
Total Investments in Securities:	$ 8,060,687,216	$ 8,048,607,476	$ 12,079,740	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,247,808	$ 1,247,808	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,247,808	$ -
Total Value of Derivatives	$ 1,247,808	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.3%
United Kingdom	4.1%
Japan	2.2%
Netherlands	1.4%
France	1.3%
Mexico	1.1%
Switzerland	1.1%
Germany	1.0%
Ireland	1.0%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $12,079,415)	$ 12,079,740
Fidelity Central Funds (cost $6,458,855,287)	8,048,607,476
Total Investments (cost $6,470,934,702)		$ 8,060,687,216
Receivable for investments sold		3,065,901
Receivable for fund shares sold		8,094,581
Distributions receivable from Fidelity Central Funds		19,869
Receivable for daily variation margin for derivative instruments		931,970
Prepaid expenses		8,182
Other receivables		299,171
Total assets		8,073,106,890

Liabilities
Payable for investments purchased	$ 3,517,708
Payable for fund shares redeemed	5,013,967
Accrued management fee	3,353,882
Transfer agent fee payable	915,211
Distribution and service plan fees payable	62,306
Other affiliated payables	132,944
Other payables and accrued expenses	252,098
Total liabilities		13,248,116

Net Assets		$ 8,059,858,774
Net Assets consist of:
Paid in capital		$ 6,899,026,833
Undistributed net investment income		36,928,784
Accumulated undistributed net realized gain (loss) on investments		(467,097,165)
Net unrealized appreciation (depreciation) on investments		1,591,000,322
Net Assets		$ 8,059,858,774

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($73,674,247 ÷ 4,131,328 shares)		$ 17.83

Maximum offering price per share (100/94.25 of $17.83)		$ 18.92
Class T: Net Asset Value and redemption price per share ($31,082,590 ÷ 1,744,906 shares)		$ 17.81

Maximum offering price per share (100/96.50 of $17.81)		$ 18.46
Class B: Net Asset Value and offering price per share ($3,903,564 ÷ 219,532 shares)A		$ 17.78

Class C: Net Asset Value and offering price per share ($37,220,007 ÷ 2,100,179 shares)A		$ 17.72

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($7,887,427,839 ÷ 440,737,728 shares)		$ 17.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($26,550,527 ÷ 1,485,797 shares)		$ 17.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,513
Income from Fidelity Central Funds		88,832,356
Total income		88,833,869

Expenses
Management fee	$ 19,600,313
Transfer agent fees	5,315,269
Distribution and service plan fees	355,988
Accounting fees and expenses	741,159
Custodian fees and expenses	1,948
Independent trustees' compensation	15,453
Appreciation in deferred trustee compensation account	818
Registration fees	86,716
Audit	22,014
Legal	31,346
Miscellaneous	27,327
Total expenses before reductions	26,198,351
Expense reductions	(59,284)	26,139,067
Net investment income (loss)		62,694,802
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,889
Fidelity Central Funds	61,481,994
Futures contracts	10,931,474
Capital gain distributions from Fidelity Central Funds	735,649
Total net realized gain (loss)		73,222,006
Change in net unrealized appreciation (depreciation) on: Investment securities	347,001,887
Futures contracts	103,276
Total change in net unrealized appreciation (depreciation)		347,105,163
Net gain (loss)		420,327,169
Net increase (decrease) in net assets resulting from operations		$ 483,021,971

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,694,802	$ 102,634,215
Net realized gain (loss)	73,222,006	99,370,248
Change in net unrealized appreciation (depreciation)	347,105,163	509,575,581
Net increase (decrease) in net assets resulting from operations	483,021,971	711,580,044
Distributions to shareholders from net investment income	(52,549,934)	(100,520,318)
Distributions to shareholders from net realized gain	(387,669,599)	(6,333,968)
Total distributions	(440,219,533)	(106,854,286)
Share transactions - net increase (decrease)	472,832,245	(24,218,118)
Total increase (decrease) in net assets	515,634,683	580,507,640

Net Assets
Beginning of period	7,544,224,091	6,963,716,451
End of period (including undistributed net investment income of $36,928,784 and undistributed net investment income of $26,783,916, respectively)	$ 8,059,858,774	$ 7,544,224,091

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48	$ 12.95
Income from Investment Operations
Net investment income (loss) E	.12	.19	.21	.22	.23	.30
Net realized and unrealized gain (loss)	.94	1.43	1.98	(.19)	1.17	.60
Total from investment operations	1.06	1.62	2.19	.03	1.40	.90
Distributions from net investment income	(.10)	(.19)	(.23)	(.22)	(.24)	(.36)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.01)	(.20) I	(.26) J	(.24)	(.24)	(.37)
Net asset value, end of period	$ 17.83	$ 17.78	$ 16.36	$ 14.43	$ 14.64	$ 13.48
Total Return B, C, D	6.22%	10.01%	15.31%	.11%	10.52%	7.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.96% A	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of fee waivers, if any	.96% A	.99%	1.01%	1.01%	.98%	1.02%
Expenses net of all reductions	.96% A	.98%	1.00%	1.00%	.96%	1.01%
Net investment income (loss)	1.32% A	1.12%	1.35%	1.43%	1.62%	2.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 73,674	$ 74,128	$ 61,693	$ 48,154	$ 44,879	$ 25,522
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.187 and distributions from net realized gain of $.015 per share.

J Total distributions of $.26 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47	$ 12.94
Income from Investment Operations
Net investment income (loss) E	.09	.15	.17	.19	.19	.27
Net realized and unrealized gain (loss)	.95	1.43	1.98	(.20)	1.17	.60
Total from investment operations	1.04	1.58	2.15	(.01)	1.36	.87
Distributions from net investment income	(.08)	(.15)	(.20)	(.19)	(.20)	(.33)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.99)	(.16) I	(.22)	(.21)	(.20)	(.34)
Net asset value, end of period	$ 17.81	$ 17.76	$ 16.34	$ 14.41	$ 14.63	$ 13.47
Total Return B, C, D	6.09%	9.76%	15.06%	(.16)%	10.24%	7.21%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22% A	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of fee waivers, if any	1.22% A	1.24%	1.24%	1.23%	1.22%	1.29%
Expenses net of all reductions	1.22% A	1.22%	1.23%	1.22%	1.21%	1.28%
Net investment income (loss)	1.05% A	.87%	1.12%	1.21%	1.38%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,083	$ 28,826	$ 22,505	$ 19,679	$ 17,343	$ 10,950
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44	$ 12.91
Income from Investment Operations
Net investment income (loss) E	.05	.06	.09	.11	.11	.21
Net realized and unrealized gain (loss)	.94	1.44	1.98	(.20)	1.17	.60
Total from investment operations	.99	1.50	2.07	(.09)	1.28	.81
Distributions from net investment income	(.03)	(.06)	(.11)	(.10)	(.13)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.94)	(.08)	(.14) I	(.12)	(.13)	(.28)
Net asset value, end of period	$ 17.78	$ 17.73	$ 16.31	$ 14.38	$ 14.59	$ 13.44
Total Return B, C, D	5.82%	9.20%	14.47%	(.65)%	9.60%	6.64%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of fee waivers, if any	1.71% A	1.74%	1.76%	1.76%	1.78%	1.85%
Expenses net of all reductions	1.71% A	1.72%	1.75%	1.75%	1.77%	1.84%
Net investment income (loss)	.56% A	.37%	.61%	.68%	.82%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,904	$ 3,882	$ 4,186	$ 4,109	$ 4,843	$ 3,493
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42	$ 12.90
Income from Investment Operations
Net investment income (loss) E	.05	.06	.09	.11	.12	.21
Net realized and unrealized gain (loss)	.94	1.43	1.98	(.19)	1.17	.59
Total from investment operations	.99	1.49	2.07	(.08)	1.29	.80
Distributions from net investment income	(.03)	(.07)	(.12)	(.11)	(.14)	(.27)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(.95) I	(.08) J	(.15) K	(.14) L	(.14)	(.28)
Net asset value, end of period	$ 17.72	$ 17.68	$ 16.27	$ 14.35	$ 14.57	$ 13.42
Total Return B, C, D	5.80%	9.21%	14.49%	(.64)%	9.68%	6.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.73% A	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of fee waivers, if any	1.73% A	1.74%	1.75%	1.74%	1.74%	1.81%
Expenses net of all reductions	1.72% A	1.73%	1.74%	1.73%	1.73%	1.81%
Net investment income (loss)	.55% A	.37%	.61%	.71%	.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,220	$ 31,204	$ 21,859	$ 17,320	$ 14,274	$ 8,935
Portfolio turnover rate G	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.95 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.913 per share.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.015 per share.

K Total distributions of $.15 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.024 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.14	.24	.26	.27	.26	.33
Net realized and unrealized gain (loss)	.96	1.44	1.99	(.19)	1.18	.60
Total from investment operations	1.10	1.68	2.25	.08	1.44	.93
Distributions from net investment income	(.13)	(.24)	(.28)	(.26)	(.27)	(.38)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.04)	(.25) H	(.31) I	(.29) J	(.27)	(.39)
Net asset value, end of period	$ 17.90	$ 17.84	$ 16.41	$ 14.47	$ 14.68	$ 13.51
Total Return B, C	6.42%	10.38%	15.71%	.41%	10.79%	7.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.66% A	.68%	.69%	.70%	.71%	.77%
Expenses net of fee waivers, if any	.66% A	.67%	.69%	.70%	.71%	.77%
Expenses net of all reductions	.66% A	.66%	.68%	.69%	.70%	.77%
Net investment income (loss)	1.61% A	1.43%	1.67%	1.75%	1.89%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,887,428	$ 7,384,756	$ 6,838,743	$ 5,878,293	$ 6,308,311	$ 6,008,086
Portfolio turnover rate F	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.25 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.015 per share.

I Total distributions of $.31 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.024 per share.

J Total distributions of $.29 per share is comprised of distributions from net investment income of $.263 and distributions from net realized gain of $.024 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50	$ 12.97
Income from Investment Operations
Net investment income (loss) D	.14	.24	.25	.26	.26	.34
Net realized and unrealized gain (loss)	.96	1.43	1.98	(.19)	1.19	.59
Total from investment operations	1.10	1.67	2.23	.07	1.45	.93
Distributions from net investment income	(.12)	(.23)	(.27)	(.26)	(.28)	(.39)
Distributions from net realized gain	(.91)	(.02)	(.02)	(.02)	-	(.01)
Total distributions	(1.04) H	(.25)	(.30) I	(.28)	(.28)	(.40)
Net asset value, end of period	$ 17.87	$ 17.81	$ 16.39	$ 14.46	$ 14.67	$ 13.50
Total Return B, C	6.41%	10.28%	15.58%	.37%	10.87%	7.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.71% A	.72%	.75%	.74%	.71%	.69%
Expenses net of fee waivers, if any	.71% A	.72%	.75%	.74%	.71%	.69%
Expenses net of all reductions	.71% A	.71%	.74%	.73%	.69%	.69%
Net investment income (loss)	1.57% A	1.39%	1.61%	1.71%	1.90%	2.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,551	$ 21,429	$ 14,732	$ 7,316	$ 5,154	$ 2,429
Portfolio turnover rate F	9% A	21%	19%	14%	19%	15%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.04 per share is comprised of distributions from net investment income of $.122 and distributions from net realized gain of $.913 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.024 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.8	0.8
Apple, Inc.	0.7	0.4
British American Tobacco PLC sponsored ADR	0.5	0.6
Exxon Mobil Corp.	0.5	0.5
Facebook, Inc. Class A	0.5	0.1
Bank of America Corp.	0.5	0.4
United Technologies Corp.	0.5	0.5
Microsoft Corp.	0.5	0.0
JPMorgan Chase & Co.	0.4	0.4
The Coca-Cola Co.	0.4	0.5
	5.3
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	16.8	16.6
Information Technology	8.9	9.0
Consumer Discretionary	8.9	9.3
Health Care	7.8	8.2
Industrials	7.8	7.7
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 19.6%	U.S. Government and U.S. Government Agency Obligations 18.1%
AAA,AA,A 3.7%	AAA,AA,A 5.0%
BBB 8.5%	BBB 7.0%
BB and Below 3.2%	BB and Below 3.3%
Not Rated 0.1%	Not Rated 0.0%
Equities 60.5%	Equities 62.4%
Short-Term Investments and Net Other Assets 4.4%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 62.4%	Stock Class and Equity Futures 62.9%
Bond Class 34.2%	Bond Class 33.2%
Short-Term Class 3.4%	Short-Term Class 3.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 25.6% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 62.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	302,731	$ 64,581,699
Fidelity Consumer Staples Central Fund (c)	233,598	45,098,339
Fidelity Emerging Markets Equity Central Fund (c)	57,140	11,761,210
Fidelity Energy Central Fund (c)	295,999	45,290,741
Fidelity Financials Central Fund (c)	1,229,887	100,432,545
Fidelity Health Care Central Fund (c)	250,160	69,509,585
Fidelity Industrials Central Fund (c)	272,742	60,027,765
Fidelity Information Technology Central Fund (c)	379,059	93,915,557
Fidelity International Equity Central Fund (c)	2,374,279	195,972,961
Fidelity Materials Central Fund (c)	91,637	21,122,326
Fidelity Telecom Services Central Fund (c)	65,675	10,644,657
Fidelity Utilities Central Fund (c)	143,423	21,550,789
TOTAL EQUITY CENTRAL FUNDS (Cost $547,956,969)		739,908,174
Fixed-Income Central Funds - 35.1%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	23,886	240,770
Fidelity Floating Rate Central Fund (c)	107,765	11,692,483
Fidelity High Income Central Fund 1 (c)	218,291	22,846,372
TOTAL HIGH YIELD FIXED-INCOME FUNDS		34,779,625
Investment Grade Fixed-Income Funds - 32.2%
Fidelity Inflation-Protected Bond Index Central Fund (c)	116,672	11,460,645
Fidelity Investment Grade Bond Central Fund (c)	3,503,719	372,235,109
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		383,695,754
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $409,261,249)		418,475,379
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $32,160,966)	32,160,966	32,160,966
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (b) (Cost $1,564,925)	$ 1,565,000	$ 1,564,967
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $990,944,109)	1,192,109,486
NET OTHER ASSETS (LIABILITIES) - 0.0%	150,277
NET ASSETS - 100%	$ 1,192,259,763
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
132 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 12,306,360	$ 25,594
103 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	9,759,250	140,006
TOTAL EQUITY INDEX CONTRACTS		$ 22,065,610	$ 165,600

The face value of futures purchased as a percentage of net assets is 1.8%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,204,977.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,410
Fidelity Consumer Discretionary Central Fund	279,901
Fidelity Consumer Staples Central Fund	568,247
Fidelity Emerging Markets Debt Central Fund	7,303
Fidelity Emerging Markets Equity Central Fund	39,779
Fidelity Energy Central Fund	272,784
Fidelity Financials Central Fund	695,395
Fidelity Floating Rate Central Fund	251,895
Fidelity Health Care Central Fund	142,767
Fidelity High Income Central Fund 1	623,956
Fidelity Industrials Central Fund	383,078
Fidelity Inflation-Protected Bond Index Central Fund	4
Fidelity Information Technology Central Fund	218,246
Fidelity International Equity Central Fund	3,056,179
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	4,516,702
Fidelity Materials Central Fund	139,046
Fidelity Telecom Services Central Fund	303,948
Fidelity Utilities Central Fund	217,624
Total	$ 11,733,264
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 54,383,479	$ 11,525,636	$ 5,732,720	$ 64,581,699	4.5%
Fidelity Consumer Staples Central Fund	37,854,168	8,482,884	3,654,574	45,098,339	4.2%
Fidelity Emerging Markets Debt Central Fund	230,105	11,889	-	240,770	0.3%
Fidelity Emerging Markets Equity Central Fund	9,601,863	1,996,132	197,383	11,761,210	5.4%
Fidelity Energy Central Fund	39,548,051	8,029,002	4,530,269	45,290,741	4.3%
Fidelity Financials Central Fund	78,429,059	19,277,539	6,575,270	100,432,545	4.5%
Fidelity Floating Rate Central Fund	8,569,419	3,044,021	120,790	11,692,483	0.8%
Fidelity Health Care Central Fund	55,012,491	8,973,635	7,601,147	69,509,585	4.3%
Fidelity High Income Central Fund 1	17,983,947	4,536,581	301,771	22,846,372	5.0%
Fidelity Industrials Central Fund	48,012,932	10,571,801	3,714,635	60,027,765	4.6%
Fidelity Inflation-Protected Bond Index Central Fund	9,207,120	2,399,259	120,783	11,460,645	5.6%
Fidelity Information Technology Central Fund	75,954,652	12,373,945	3,443,396	93,915,557	4.3%
Fidelity International Equity Central Fund	148,297,764	41,046,980	2,519,754	195,972,961	6.4%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	294,203,260	78,942,753	3,865,172	372,235,109	5.1%
Fidelity Materials Central Fund	16,151,992	3,711,091	664,203	21,122,326	4.6%
Fidelity Telecom Services Central Fund	10,827,307	2,332,964	2,793,710	10,644,657	4.1%
Fidelity Utilities Central Fund	15,905,360	3,612,032	628,334	21,550,789	4.5%
Total	$ 920,172,969	$ 220,868,144	$ 46,463,911	$ 1,158,383,553
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 739,908,174	$ 739,908,174	$ -	$ -
Fixed-Income Central Funds	418,475,379	418,475,379	-	-
Money Market Central Funds	32,160,966	32,160,966	-	-
U.S. Treasury Obligations	1,564,967	-	1,564,967	-
Total Investments in Securities:	$ 1,192,109,486	$ 1,190,544,519	$ 1,564,967	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 165,600	$ 165,600	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 165,600	$ -
Total Value of Derivatives	$ 165,600	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	74.4%
United Kingdom	5.1%
Japan	2.7%
France	1.6%
Netherlands	1.5%
Switzerland	1.3%
Germany	1.2%
Ireland	1.2%
Cayman Islands	1.1%
Canada	1.0%
Mexico	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,564,925)	$ 1,564,967
Fidelity Central Funds (cost $989,379,184)	1,190,544,519
Total Investments (cost $990,944,109)		$ 1,192,109,486
Receivable for investments sold		500,490
Receivable for fund shares sold		2,195,393
Distributions receivable from Fidelity Central Funds		2,671
Receivable for daily variation margin for derivative instruments		147,280
Prepaid expenses		1,219
Other receivables		9,786
Total assets		1,194,966,325

Liabilities
Payable for investments purchased	$ 868,452
Payable for fund shares redeemed	1,086,482
Accrued management fee	541,938
Distribution and service plan fees payable	37,441
Other affiliated payables	156,540
Other payables and accrued expenses	15,709
Total liabilities		2,706,562

Net Assets		$ 1,192,259,763
Net Assets consist of:
Paid in capital		$ 1,037,195,118
Undistributed net investment income		5,092,036
Accumulated undistributed net realized gain (loss) on investments		(51,358,368)
Net unrealized appreciation (depreciation) on investments		201,330,977
Net Assets		$ 1,192,259,763

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,016,949 ÷ 4,408,845 shares)		$ 11.34

Maximum offering price per share (100/94.25 of $11.34)		$ 12.03
Class T: Net Asset Value and redemption price per share ($14,306,903 ÷ 1,265,778 shares)		$ 11.30

Maximum offering price per share (100/96.50 of $11.30)		$ 11.71
Class B: Net Asset Value and offering price per share ($1,764,506 ÷ 155,604 shares)A		$ 11.34

Class C: Net Asset Value and offering price per share ($23,720,555 ÷ 2,115,847 shares)A		$ 11.21

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($1,093,140,627 ÷ 96,070,364 shares)		$ 11.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,310,223 ÷ 817,741 shares)		$ 11.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 199
Income from Fidelity Central Funds		11,733,264
Total income		11,733,463

Expenses
Management fee	$ 2,940,950
Transfer agent fees	642,035
Distribution and service plan fees	208,691
Accounting fees and expenses	223,176
Custodian fees and expenses	1,530
Independent trustees' compensation	1,972
Registration fees	61,664
Audit	23,324
Legal	2,063
Miscellaneous	3,309
Total expenses before reductions	4,108,714
Expense reductions	(8,550)	4,100,164
Net investment income (loss)		7,633,299
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Fidelity Central Funds	1,526,940
Futures contracts	1,417,740
Capital gain distributions from Fidelity Central Funds	4,586
Total net realized gain (loss)		2,949,264
Change in net unrealized appreciation (depreciation) on: Investment securities	62,279,449
Futures contracts	32,240
Total change in net unrealized appreciation (depreciation)		62,311,689
Net gain (loss)		65,260,953
Net increase (decrease) in net assets resulting from operations		$ 72,894,252

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,633,299	$ 10,128,575
Net realized gain (loss)	2,949,264	(72,525)
Change in net unrealized appreciation (depreciation)	62,311,689	84,297,066
Net increase (decrease) in net assets resulting from operations	72,894,252	94,353,116
Distributions to shareholders from net investment income	(10,626,498)	(7,561,949)
Distributions to shareholders from net realized gain	(44,197,173)	(7,288,226)
Total distributions	(54,823,671)	(14,850,175)
Share transactions - net increase (decrease)	239,576,879	228,172,390
Total increase (decrease) in net assets	257,647,460	307,675,331

Net Assets
Beginning of period	934,612,303	626,936,972
End of period (including undistributed net investment income of $5,092,036 and undistributed net investment income of $8,085,235, respectively)	$ 1,192,259,763	$ 934,612,303

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41	$ 7.95
Income from Investment Operations
Net investment income (loss) E	.07	.11	.12	.13	.13	.15
Net realized and unrealized gain (loss)	.69	1.10	1.38	(.20)	.76	.41
Total from investment operations	.76	1.21	1.50	(.07)	.89	.56
Distributions from net investment income	(.09)	(.09)	(.08)	(.09)	(.09)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.59)	(.20)	(.10)	(.36) I	(.11)	(.10)
Net asset value, end of period	$ 11.34	$ 11.17	$ 10.16	$ 8.76	$ 9.19	$ 8.41
Total Return B, C, D	7.07%	12.15%	17.27%	(1.05)%	10.62%	7.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.06%	1.09%	1.12%	1.22%	1.54%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.04% A	1.05%	1.08%	1.09%	1.08%	1.09%
Net investment income (loss)	1.17% A	1.02%	1.26%	1.39%	1.44%	2.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,017	$ 41,926	$ 37,312	$ 30,707	$ 20,690	$ 6,044
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.262 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38	$ 7.93
Income from Investment Operations
Net investment income (loss) E	.05	.08	.10	.11	.10	.13
Net realized and unrealized gain (loss)	.70	1.09	1.38	(.21)	.76	.42
Total from investment operations	.75	1.17	1.48	(.10)	.86	.55
Distributions from net investment income	(.07)	(.06)	(.06)	(.07)	(.07)	(.10)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.57)	(.17)	(.08)	(.33)	(.09)	(.10)
Net asset value, end of period	$ 11.30	$ 11.12	$ 10.12	$ 8.72	$ 9.15	$ 8.38
Total Return B, C, D	6.95%	11.78%	17.12%	(1.34)%	10.32%	7.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.32%	1.34%	1.37%	1.45%	1.77%
Expenses net of fee waivers, if any	1.30% A	1.32%	1.34%	1.35%	1.35%	1.35%
Expenses net of all reductions	1.30% A	1.31%	1.33%	1.34%	1.33%	1.34%
Net investment income (loss)	.90% A	.76%	1.01%	1.14%	1.19%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,307	$ 13,639	$ 11,380	$ 8,045	$ 6,035	$ 3,537
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	.70	1.10	1.39	(.21)	.75	.42
Total from investment operations	.72	1.12	1.44	(.15)	.81	.52
Distributions from net investment income	-	-	-	(.02)	(.04)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.50)	(.11)	(.02)	(.28)	(.06)	(.05)
Net asset value, end of period	$ 11.34	$ 11.12	$ 10.11	$ 8.69	$ 9.12	$ 8.37
Total Return B, C, D	6.70%	11.21%	16.53%	(1.82)%	9.68%	6.78%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83% A	1.89%	1.92%	1.95%	2.05%	2.31%
Expenses net of fee waivers, if any	1.83% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.83% A	1.84%	1.84%	1.84%	1.83%	1.84%
Net investment income (loss)	.37% A	.23%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,765	$ 1,756	$ 1,745	$ 1,833	$ 1,987	$ 1,529
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37	$ 7.90
Income from Investment Operations
Net investment income (loss) E	.02	.02	.05	.06	.06	.10
Net realized and unrealized gain (loss)	.69	1.10	1.38	(.20)	.74	.42
Total from investment operations	.71	1.12	1.43	(.14)	.80	.52
Distributions from net investment income	(.04)	(.02)	(.02)	(.03)	(.05)	(.05)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.54)	(.14) I	(.04)	(.29)	(.07)	(.05)
Net asset value, end of period	$ 11.21	$ 11.04	$ 10.06	$ 8.67	$ 9.10	$ 8.37
Total Return B, C, D	6.65%	11.24%	16.55%	(1.79)%	9.62%	6.83%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.84%	1.88%	1.90%	1.97%	2.29%
Expenses net of fee waivers, if any	1.81% A	1.84%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.80% A	1.83%	1.84%	1.83%	1.83%	1.84%
Net investment income (loss)	.40% A	.24%	.50%	.64%	.69%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,721	$ 18,390	$ 10,185	$ 6,928	$ 4,256	$ 2,057
Portfolio turnover rate G	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.112 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) D	.08	.14	.15	.16	.15	.17
Net realized and unrealized gain (loss)	.71	1.10	1.39	(.21)	.76	.42
Total from investment operations	.79	1.24	1.54	(.05)	.91	.59
Distributions from net investment income	(.13)	(.12)	(.11)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.63)	(.23)	(.13)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.38	$ 11.22	$ 10.21	$ 8.80	$ 9.22	$ 8.43
Total Return B, C	7.28%	12.45%	17.73%	(.79)%	10.88%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.74%	.77%	.82%	.92%	1.22%
Expenses net of fee waivers, if any	.73% A	.74%	.77%	.82%	.85%	.85%
Expenses net of all reductions	.72% A	.73%	.76%	.80%	.83%	.84%
Net investment income (loss)	1.48% A	1.34%	1.59%	1.67%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,093,141	$ 850,361	$ 557,351	$ 246,943	$ 95,660	$ 51,464
Portfolio turnover rate F	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43	$ 7.96
Income from Investment Operations
Net investment income (loss) D	.08	.13	.15	.16	.15	.17
Net realized and unrealized gain (loss)	.70	1.10	1.39	(.22)	.76	.42
Total from investment operations	.78	1.23	1.54	(.06)	.91	.59
Distributions from net investment income	(.11)	(.11)	(.10)	(.11)	(.10)	(.12)
Distributions from net realized gain	(.50)	(.11)	(.02)	(.26)	(.02)	-
Total distributions	(.61)	(.22)	(.12)	(.37)	(.12)	(.12)
Net asset value, end of period	$ 11.39	$ 11.22	$ 10.21	$ 8.79	$ 9.22	$ 8.43
Total Return B, C	7.27%	12.35%	17.73%	(.87)%	10.88%	7.81%
Ratios to Average Net Assets E, G
Expenses before reductions	.80% A	.82%	.84%	.85%	.95%	1.21%
Expenses net of fee waivers, if any	.80% A	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.80% A	.81%	.83%	.84%	.83%	.84%
Net investment income (loss)	1.40% A	1.26%	1.51%	1.64%	1.69%	2.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,310	$ 8,540	$ 8,964	$ 7,470	$ 3,228	$ 844
Portfolio turnover rate F	9% A	22%	25%	14%	20%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	0.9	0.9
Apple, Inc.	0.8	0.5
British American Tobacco PLC sponsored ADR	0.6	0.7
Exxon Mobil Corp.	0.6	0.6
Facebook, Inc. Class A	0.6	0.1
Bank of America Corp.	0.5	0.5
United Technologies Corp.	0.5	0.5
Microsoft Corp.	0.5	0.0
JPMorgan Chase & Co.	0.5	0.5
Actavis PLC	0.5	0.3
	6.0
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	17.3
Information Technology	10.6	10.7
Consumer Discretionary	10.0	10.2
Health Care	9.1	9.1
Industrials	8.9	9.0
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 13.2%	U.S. Government and U.S. Government Agency Obligations 12.2%
AAA,AA,A 2.7%	AAA,AA,A 3.2%
BBB 5.2%	BBB 4.7%
BB and Below 3.0%	BB and Below 3.0%
Not Rated 0.1%	Not Rated 0.0%
Equities 71.2%	Equities 73.2%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 73.2%	Stock Class and Equity Futures 73.6%
Bond Class 23.6%	Bond Class 23.0%
Short-Term Class 3.2%	Short-Term Class 3.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 30.3% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	1,120,440	$ 239,023,506
Fidelity Consumer Staples Central Fund (c)	863,122	166,634,329
Fidelity Emerging Markets Equity Central Fund (c)	371,931	76,554,584
Fidelity Energy Central Fund (c)	1,088,856	166,605,894
Fidelity Financials Central Fund (c)	4,572,161	373,362,655
Fidelity Health Care Central Fund (c)	952,748	264,730,610
Fidelity Industrials Central Fund (c)	1,012,953	222,940,788
Fidelity Information Technology Central Fund (c)	1,438,983	356,522,331
Fidelity International Equity Central Fund (c)	9,671,960	798,323,578
Fidelity Materials Central Fund (c)	339,465	78,246,680
Fidelity Telecom Services Central Fund (c)	240,286	38,945,548
Fidelity Utilities Central Fund (c)	533,722	80,197,019
TOTAL EQUITY CENTRAL FUNDS (Cost $2,130,635,812)		2,862,087,522
Fixed-Income Central Funds - 24.2%

High Yield Fixed-Income Funds - 2.9%
Fidelity Emerging Markets Debt Central Fund (c)	85,076	857,566
Fidelity Floating Rate Central Fund (c)	352,264	38,220,595
Fidelity High Income Central Fund 1 (c)	702,746	73,549,446
TOTAL HIGH YIELD FIXED-INCOME FUNDS		112,627,607
Investment Grade Fixed-Income Funds - 21.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	381,355	37,460,478
Fidelity Investment Grade Bond Central Fund (c)	7,520,093	798,934,695
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		836,395,173
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $923,847,087)		949,022,780
Money Market Central Funds - 2.6%

Fidelity Cash Central Fund, 0.10% (a)	102,160,516	102,160,516
Fidelity Money Market Central Fund, 0.25% (a)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $102,160,520)		102,160,520
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 4/10/14 to 5/29/14 (b) (Cost $5,504,779)	$ 5,505,000	$ 5,504,895
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,162,148,198)	3,918,775,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	(316,890)
NET ASSETS - 100%	$ 3,918,458,827
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
419 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 39,063,370	$ 81,242
383 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	36,289,250	520,605
TOTAL EQUITY INDEX CONTRACTS		$ 75,352,620	$ 601,847

The face value of futures purchased as a percentage of net assets is 1.9%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,949,938.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52,302
Fidelity Consumer Discretionary Central Fund	1,098,971
Fidelity Consumer Staples Central Fund	2,193,808
Fidelity Emerging Markets Debt Central Fund	26,014
Fidelity Emerging Markets Equity Central Fund	282,746
Fidelity Energy Central Fund	1,096,168
Fidelity Financials Central Fund	2,760,512
Fidelity Floating Rate Central Fund	872,040
Fidelity Health Care Central Fund	562,864
Fidelity High Income Central Fund 1	2,148,962
Fidelity Industrials Central Fund	1,507,615
Fidelity Inflation-Protected Bond Index Central Fund	15
Fidelity Information Technology Central Fund	865,067
Fidelity International Equity Central Fund	12,727,314
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	10,419,116
Fidelity Materials Central Fund	547,963
Fidelity Telecom Services Central Fund	1,149,677
Fidelity Utilities Central Fund	863,168
Total	$ 39,174,322
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 227,938,538	$ 12,791,690	$ 19,830,812	$ 239,023,506	16.7%
Fidelity Consumer Staples Central Fund	162,880,225	10,479,722	16,399,460	166,634,329	15.5%
Fidelity Emerging Markets Debt Central Fund	819,578	42,345	-	857,566	1.0%
Fidelity Emerging Markets Equity Central Fund	71,484,816	3,782,987	1,302,853	76,554,584	34.9%
Fidelity Energy Central Fund	174,318,405	9,530,522	25,773,047	166,605,894	15.9%
Fidelity Financials Central Fund	335,257,378	27,998,934	27,760,548	373,362,655	16.8%
Fidelity Floating Rate Central Fund	31,751,293	6,429,440	651,427	38,220,595	2.7%
Fidelity Health Care Central Fund	237,753,589	8,829,673	34,425,275	264,730,610	16.4%
Fidelity High Income Central Fund 1	66,998,274	5,649,064	1,302,853	73,549,446	16.2%
Fidelity Industrials Central Fund	208,546,366	12,107,570	18,832,232	222,940,788	17.1%
Fidelity Inflation-Protected Bond Index Central Fund	34,458,961	3,751,989	651,427	37,460,478	18.4%
Fidelity Information Technology Central Fund	332,113,147	12,826,881	24,682,288	356,522,331	16.3%
Fidelity International Equity Central Fund	670,471,195	101,374,876	13,454,734	798,323,578	26.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	722,317,212	84,206,524	14,028,250	798,934,695	10.9%
Fidelity Materials Central Fund	70,764,373	4,270,815	4,442,830	78,246,680	17.0%
Fidelity Telecom Services Central Fund	48,293,094	3,236,800	13,739,404	38,945,548	14.9%
Fidelity Utilities Central Fund	67,469,038	4,390,118	2,051,787	80,197,019	16.6%
Total	$ 3,463,635,482	$ 311,699,950	$ 219,329,227	$ 3,811,110,302
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 2,862,087,522	$ 2,862,087,522	$ -	$ -
Fixed-Income Central Funds	949,022,780	949,022,780	-	-
Money Market Central Funds	102,160,520	102,160,520	-	-
U.S. Treasury Obligations	5,504,895	-	5,504,895	-
Total Investments in Securities:	$ 3,918,775,717	$ 3,913,270,822	$ 5,504,895	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 601,847	$ 601,847	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 601,847	$ -
Total Value of Derivatives	$ 601,847	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.7%
United Kingdom	6.1%
Japan	3.2%
France	1.9%
Switzerland	1.6%
Netherlands	1.6%
Germany	1.5%
Ireland	1.3%
Cayman Islands	1.1%
Australia	1.1%
Canada	1.1%
Bermuda	1.1%
Others (Individually Less Than 1%)	8.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,504,779)	$ 5,504,895
Fidelity Central Funds (cost $3,156,643,419)	3,913,270,822
Total Investments (cost $3,162,148,198)		$ 3,918,775,717
Receivable for investments sold		1,652,737
Receivable for fund shares sold		2,705,238
Distributions receivable from Fidelity Central Funds		8,515
Receivable for daily variation margin for derivative instruments		496,650
Prepaid expenses		3,962
Other receivables		109,170
Total assets		3,923,751,989

Liabilities
Payable for investments purchased	$ 592,694
Payable for fund shares redeemed	2,175,150
Accrued management fee	1,789,407
Transfer agent fee payable	445,884
Distribution and service plan fees payable	95,967
Other affiliated payables	111,822
Other payables and accrued expenses	82,238
Total liabilities		5,293,162

Net Assets		$ 3,918,458,827
Net Assets consist of:
Paid in capital		$ 3,214,314,643
Undistributed net investment income		16,365,869
Accumulated undistributed net realized gain (loss) on investments		(69,451,051)
Net unrealized appreciation (depreciation) on investments		757,229,366
Net Assets		$ 3,918,458,827

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($138,021,479 ÷ 6,605,482 shares)		$ 20.89

Maximum offering price per share (100/94.25 of $20.89)		$ 22.16
Class T: Net Asset Value and redemption price per share ($47,527,696 ÷ 2,274,191 shares)		$ 20.90

Maximum offering price per share (100/96.50 of $20.90)		$ 21.66
Class B: Net Asset Value and offering price per share ($4,899,597 ÷ 232,887 shares)A		$ 21.04

Class C: Net Asset Value and offering price per share ($52,551,948 ÷ 2,524,256 shares)A		$ 20.82

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($3,636,877,399 ÷ 173,837,727 shares)		$ 20.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($38,580,708 ÷ 1,843,182 shares)		$ 20.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 725
Income from Fidelity Central Funds		39,174,322
Total income		39,175,047

Expenses
Management fee	$ 10,272,392
Transfer agent fees	2,579,946
Distribution and service plan fees	555,498
Accounting fees and expenses	657,240
Custodian fees and expenses	1,735
Independent trustees' compensation	7,229
Appreciation in deferred trustee compensation account	198
Registration fees	75,935
Audit	22,014
Legal	13,956
Miscellaneous	12,568
Total expenses before reductions	14,198,711
Expense reductions	(39,969)	14,158,742
Net investment income (loss)		25,016,305
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,468
Fidelity Central Funds	60,469,130
Futures contracts	4,481,239
Capital gain distributions from Fidelity Central Funds	16,333
Total net realized gain (loss)		65,006,170
Change in net unrealized appreciation (depreciation) on: Investment securities	194,634,051
Futures contracts	282,796
Total change in net unrealized appreciation (depreciation)		194,916,847
Net gain (loss)		259,923,017
Net increase (decrease) in net assets resulting from operations		$ 284,939,322

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,016,305	$ 40,513,852
Net realized gain (loss)	65,006,170	78,419,448
Change in net unrealized appreciation (depreciation)	194,916,847	330,301,943
Net increase (decrease) in net assets resulting from operations	284,939,322	449,235,243
Distributions to shareholders from net investment income	(39,398,483)	(41,294,520)
Distributions to shareholders from net realized gain	(13,342,022)	(5,154,458)
Total distributions	(52,740,505)	(46,448,978)
Share transactions - net increase (decrease)	176,776,190	108,412,598
Total increase (decrease) in net assets	408,975,007	511,198,863

Net Assets
Beginning of period	3,509,483,820	2,998,284,957
End of period (including undistributed net investment income of $16,365,869 and undistributed net investment income of $30,748,047, respectively)	$ 3,918,458,827	$ 3,509,483,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.11	.18	.19	.19	.17	.22
Net realized and unrealized gain (loss)	1.42	2.31	2.64	(.50)	1.33	.40
Total from investment operations	1.53	2.49	2.83	(.31)	1.50	.62
Distributions from net investment income	(.16)	(.19)	(.19)	(.18)	(.19)	(.30)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.24) I	(.22)	(.22)	(.21)	(.20)	(.30)
Net asset value, end of period	$ 20.89	$ 19.60	$ 17.33	$ 14.72	$ 15.24	$ 13.94
Total Return B, C, D	7.85%	14.56%	19.44%	(2.14)%	10.87%	5.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of fee waivers, if any	1.04% A	1.06%	1.08%	1.09%	1.12%	1.19%
Expenses net of all reductions	1.04% A	1.04%	1.07%	1.07%	1.10%	1.18%
Net investment income (loss)	1.07% A	.98%	1.17%	1.17%	1.15%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,021	$ 127,865	$ 120,425	$ 107,670	$ 111,293	$ 88,969
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $0.24 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.074 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.08	.13	.15	.15	.13	.19
Net realized and unrealized gain (loss)	1.42	2.32	2.62	(.49)	1.33	.39
Total from investment operations	1.50	2.45	2.77	(.34)	1.46	.58
Distributions from net investment income	(.11)	(.14)	(.15)	(.14)	(.16)	(.29)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.18)	(.17)	(.17) J	(.17)	(.16) I	(.29)
Net asset value, end of period	$ 20.90	$ 19.58	$ 17.30	$ 14.70	$ 15.21	$ 13.91
Total Return B, C, D	7.73%	14.31%	19.03%	(2.36)%	10.61%	4.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of fee waivers, if any	1.30% A	1.32%	1.35%	1.35%	1.38%	1.44%
Expenses net of all reductions	1.29% A	1.30%	1.33%	1.34%	1.36%	1.43%
Net investment income (loss)	.81% A	.72%	.91%	.91%	.89%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,528	$ 44,421	$ 43,064	$ 40,033	$ 45,394	$ 46,624
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.02	.03	.06	.06	.05	.13
Net realized and unrealized gain (loss)	1.44	2.32	2.63	(.50)	1.33	.39
Total from investment operations	1.46	2.35	2.69	(.44)	1.38	.52
Distributions from net investment income	-	(.01)	(.03)	(.02)	(.08)	(.28)
Distributions from net realized gain	(.03)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.03)	(.04)	(.05) I	(.05)	(.09)	(.28)
Net asset value, end of period	$ 21.04	$ 19.61	$ 17.30	$ 14.66	$ 15.15	$ 13.86
Total Return B, C, D	7.46%	13.61%	18.42%	(2.92)%	10.00%	4.45%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of fee waivers, if any	1.87% A	1.90%	1.90%	1.90%	1.92%	1.95%
Expenses net of all reductions	1.87% A	1.88%	1.89%	1.89%	1.90%	1.94%
Net investment income (loss)	.23% A	.14%	.35%	.36%	.35%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,900	$ 5,656	$ 8,014	$ 9,605	$ 14,696	$ 18,407
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.05 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.025 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86	$ 13.62
Income from Investment Operations
Net investment income (loss) E	.03	.04	.07	.07	.06	.13
Net realized and unrealized gain (loss)	1.42	2.31	2.62	(.49)	1.33	.39
Total from investment operations	1.45	2.35	2.69	(.42)	1.39	.52
Distributions from net investment income	(.04)	(.07)	(.07)	(.05)	(.11)	(.28)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.11)	(.10)	(.09) I	(.08)	(.12)	(.28)
Net asset value, end of period	$ 20.82	$ 19.48	$ 17.23	$ 14.63	$ 15.13	$ 13.86
Total Return B, C, D	7.48%	13.70%	18.49%	(2.81)%	10.09%	4.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.79% A	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of fee waivers, if any	1.79% A	1.81%	1.83%	1.83%	1.84%	1.92%
Expenses net of all reductions	1.79% A	1.79%	1.81%	1.81%	1.82%	1.91%
Net investment income (loss)	.32% A	.23%	.43%	.43%	.43%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,552	$ 46,498	$ 38,245	$ 32,160	$ 34,847	$ 34,633
Portfolio turnover rate G	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.14	.24	.24	.24	.21	.25
Net realized and unrealized gain (loss)	1.42	2.32	2.64	(.49)	1.34	.41
Total from investment operations	1.56	2.56	2.88	(.25)	1.55	.66
Distributions from net investment income	(.23)	(.25)	(.25)	(.23)	(.23)	(.31)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.30)	(.28)	(.27) H	(.26)	(.24)	(.31)
Net asset value, end of period	$ 20.92	$ 19.66	$ 17.38	$ 14.77	$ 15.28	$ 13.97
Total Return B, C	8.01%	14.94%	19.79%	(1.79)%	11.21%	5.59%
Ratios to Average Net Assets E, G
Expenses before reductions	.73% A	.75%	.76%	.78%	.80%	.88%
Expenses net of fee waivers, if any	.73% A	.75%	.76%	.78%	.80%	.88%
Expenses net of all reductions	.73% A	.73%	.75%	.76%	.78%	.86%
Net investment income (loss)	1.38% A	1.29%	1.49%	1.48%	1.47%	2.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,636,877	$ 3,253,088	$ 2,758,119	$ 2,103,346	$ 2,357,618	$ 2,214,929
Portfolio turnover rate F	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.27 per share is comprised of distributions from net investment income of $.247 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97	$ 13.62
Income from Investment Operations
Net investment income (loss) D	.14	.23	.24	.24	.21	.25
Net realized and unrealized gain (loss)	1.42	2.32	2.63	(.50)	1.33	.41
Total from investment operations	1.56	2.55	2.87	(.26)	1.54	.66
Distributions from net investment income	(.22)	(.24)	(.24)	(.22)	(.21)	(.31)
Distributions from net realized gain	(.07)	(.03)	(.03)	(.03)	(.01)	-
Total distributions	(.29)	(.27)	(.27)	(.25)	(.22)	(.31)
Net asset value, end of period	$ 20.93	$ 19.66	$ 17.38	$ 14.78	$ 15.29	$ 13.97
Total Return B, C	8.02%	14.90%	19.68%	(1.82)%	11.17%	5.58%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.80%	.81%	.84%	.90%
Expenses net of fee waivers, if any	.77% A	.79%	.80%	.81%	.84%	.90%
Expenses net of all reductions	.77% A	.77%	.79%	.80%	.82%	.89%
Net investment income (loss)	1.33% A	1.25%	1.45%	1.45%	1.43%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,581	$ 31,955	$ 30,418	$ 26,678	$ 25,956	$ 30,076
Portfolio turnover rate F	12% A	20%	20%	16%	21%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	1.1	1.1
Apple, Inc.	0.9	0.6
British American Tobacco PLC sponsored ADR	0.7	0.8
Exxon Mobil Corp.	0.7	0.7
Facebook, Inc. Class A	0.7	0.2
Bank of America Corp.	0.6	0.6
United Technologies Corp.	0.6	0.6
Microsoft Corp.	0.6	0.0
JPMorgan Chase & Co.	0.6	0.6
Actavis PLC	0.6	0.4
	7.1
Top Five Market Sectors as of March 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	18.4
Information Technology	12.9	12.2
Consumer Discretionary	11.5	12.1
Health Care	10.5	10.7
Industrials	10.5	10.4
Quality Diversification (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
U.S. Government and U.S. Government Agency Obligations 4.1%	U.S. Government and U.S. Government Agency Obligations 4.7%
AAA,AA,A 1.0%	AAA,AA,A 1.2%
BBB 1.7%	BBB 1.9%
BB and Below 2.7%	BB and Below 2.3%
Not Rated 0.1%	Not Rated 0.0%
Equities 85.1%	Equities 87.4%
Short-Term Investments and Net Other Assets 5.3%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2014	As of September 30, 2013
Stock Class and Equity Futures 87.9%	Stock Class and Equity Futures 88.1%
Bond Class 9.4%	Bond Class 10.0%
Short-Term Class 2.7%	Short-Term Class 1.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 34.2% of net assets.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.6%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (c)	524,937	$ 111,984,736
Fidelity Consumer Staples Central Fund (c)	405,067	78,202,234
Fidelity Emerging Markets Equity Central Fund (c)	140,258	28,869,323
Fidelity Energy Central Fund (c)	512,100	78,356,360
Fidelity Financials Central Fund (c)	2,136,177	174,440,200
Fidelity Health Care Central Fund (c)	438,670	121,888,797
Fidelity Industrials Central Fund (c)	473,475	104,207,145
Fidelity Information Technology Central Fund (c)	663,596	164,412,510
Fidelity International Equity Central Fund (c)	4,459,141	368,057,527
Fidelity Materials Central Fund (c)	159,058	36,662,954
Fidelity Telecom Services Central Fund (c)	113,865	18,455,174
Fidelity Utilities Central Fund (c)	246,907	37,100,271
TOTAL EQUITY CENTRAL FUNDS (Cost $1,023,526,817)		1,322,637,231
Fixed-Income Central Funds - 9.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Floating Rate Central Fund (c)	135,053	14,653,225
Fidelity High Income Central Fund 1 (c)	275,694	28,854,135
TOTAL HIGH YIELD FIXED-INCOME FUNDS		43,507,360
Investment Grade Fixed-Income Funds - 6.7%
Fidelity Investment Grade Bond Central Fund (c)	961,797	102,181,273
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $145,336,018)		145,688,633
Money Market Central Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (a) (Cost $40,156,965)	40,156,965	40,156,965
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.06% 4/10/14 to 5/29/14 (b) (Cost $2,034,893)	$ 2,035,000	$ 2,034,954
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,211,054,693)	1,510,517,783
NET OTHER ASSETS (LIABILITIES) - 0.0%	(7,059)
NET ASSETS - 100%	$ 1,510,510,724
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
232 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 21,629,360	$ 44,984
151 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	14,307,250	205,251
TOTAL EQUITY INDEX CONTRACTS		$ 35,936,610	$ 250,235

The face value of futures purchased as a percentage of net assets is 2.3%
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,939,957.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,944
Fidelity Consumer Discretionary Central Fund	496,137
Fidelity Consumer Staples Central Fund	1,001,493
Fidelity Emerging Markets Equity Central Fund	100,413
Fidelity Energy Central Fund	487,042
Fidelity Financials Central Fund	1,236,881
Fidelity Floating Rate Central Fund	326,410
Fidelity Health Care Central Fund	253,622
Fidelity High Income Central Fund 1	791,989
Fidelity Industrials Central Fund	679,598
Fidelity Information Technology Central Fund	387,662
Fidelity International Equity Central Fund	5,792,633
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	1,364,859
Fidelity Materials Central Fund	246,963
Fidelity Telecom Services Central Fund	533,783
Fidelity Utilities Central Fund	383,234
Total	$ 14,099,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 98,356,481	$ 15,427,320	$ 9,672,250	$ 111,984,736	7.8%
Fidelity Consumer Staples Central Fund	68,668,244	11,534,649	6,266,331	78,202,234	7.3%
Fidelity Emerging Markets Equity Central Fund	24,899,756	3,851,889	772,540	28,869,323	13.2%
Fidelity Energy Central Fund	73,469,570	11,021,044	10,033,459	78,356,360	7.5%
Fidelity Financials Central Fund	141,629,698	26,823,258	10,694,548	174,440,200	7.8%
Fidelity Floating Rate Central Fund	11,754,925	3,025,362	386,270	14,653,225	1.0%
Fidelity Health Care Central Fund	100,694,951	12,020,004	14,425,371	121,888,797	7.6%
Fidelity High Income Central Fund 1	17,292,490	11,511,029	727,457	28,854,135	6.4%
Fidelity Industrials Central Fund	88,634,642	14,191,009	7,832,361	104,207,145	8.0%
Fidelity Information Technology Central Fund	139,296,157	17,090,570	8,104,164	164,412,510	7.5%
Fidelity International Equity Central Fund	276,208,342	84,235,192	9,227,750	368,057,527	12.0%
Fidelity Investment Grade Bond Central Fund (formerly Fidelity Tactical Income Central Fund)	101,402,377	54,864,909	55,198,752	102,181,273	1.4%
Fidelity Materials Central Fund	29,946,443	4,982,491	1,674,362	36,662,954	8.0%
Fidelity Telecom Services Central Fund	20,640,609	3,243,892	5,916,315	18,455,174	7.0%
Fidelity Utilities Central Fund	28,227,224	4,890,183	681,224	37,100,271	7.7%
Total	$ 1,221,121,909	$ 278,712,801	$ 141,613,154	$ 1,468,325,864
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 1,322,637,231	$ 1,322,637,231	$ -	$ -
Fixed-Income Central Funds	145,688,633	145,688,633	-	-
Money Market Central Funds	40,156,965	40,156,965	-	-
U.S. Treasury Obligations	2,034,954	-	2,034,954	-
Total Investments in Securities:	$ 1,510,517,783	$ 1,508,482,829	$ 2,034,954	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 250,235	$ 250,235	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 250,235	$ -
Total Value of Derivatives	$ 250,235	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	65.8%
United Kingdom	6.9%
Japan	3.9%
France	2.4%
Switzerland	1.9%
Germany	1.8%
Ireland	1.7%
Netherlands	1.6%
Australia	1.3%
Cayman Islands	1.2%
Canada	1.1%
Bermuda	1.1%
Belgium	1.0%
Others (Individually Less Than 1%)	8.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,034,893)	$ 2,034,954
Fidelity Central Funds (cost $1,209,019,800)	1,508,482,829
Total Investments (cost $1,211,054,693)		$ 1,510,517,783
Receivable for investments sold		636,150
Receivable for fund shares sold		2,095,607
Distributions receivable from Fidelity Central Funds		3,343
Receivable for daily variation margin for derivative instruments		243,240
Prepaid expenses		1,625
Other receivables		18,270
Total assets		1,513,516,018

Liabilities
Payable for investments purchased	$ 690,862
Payable for fund shares redeemed	1,335,379
Accrued management fee	688,820
Transfer agent fee payable	186,515
Distribution and service plan fees payable	48,675
Other affiliated payables	39,153
Other payables and accrued expenses	15,890
Total liabilities		3,005,294

Net Assets		$ 1,510,510,724
Net Assets consist of:
Paid in capital		$ 1,226,229,222
Undistributed net investment income		6,167,824
Accumulated undistributed net realized gain (loss) on investments		(21,599,647)
Net unrealized appreciation (depreciation) on investments		299,713,325
Net Assets		$ 1,510,510,724

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($82,257,973 ÷ 4,743,933 shares)		$ 17.34

Maximum offering price per share (100/94.25 of $17.34)		$ 18.40
Class T: Net Asset Value and redemption price per share ($16,758,333 ÷ 969,693 shares)		$ 17.28

Maximum offering price per share (100/96.50 of $17.28)		$ 17.91
Class B: Net Asset Value and offering price per share ($2,881,770 ÷ 166,430 shares)A		$ 17.32

Class C: Net Asset Value and offering price per share ($27,308,472 ÷ 1,593,647 shares)A		$ 17.14

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($1,361,488,569 ÷ 77,967,039 shares)		$ 17.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,815,607 ÷ 1,137,594 shares)		$ 17.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2014 (Unaudited)

Investment Income
Interest		$ 264
Income from Fidelity Central Funds		14,099,663
Total income		14,099,927

Expenses
Management fee	$ 3,791,816
Transfer agent fees	1,055,749
Distribution and service plan fees	272,096
Accounting fees and expenses	217,759
Custodian fees and expenses	1,727
Independent trustees' compensation	2,563
Registration fees	63,512
Audit	23,324
Legal	3,287
Miscellaneous	4,387
Total expenses before reductions	5,436,220
Expense reductions	(17,878)	5,418,342
Net investment income (loss)		8,681,585
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,117
Fidelity Central Funds	23,306,049
Futures contracts	2,109,828
Total net realized gain (loss)		25,430,994
Change in net unrealized appreciation (depreciation) on: Investment securities	86,798,315
Futures contracts	(4,668)
Total change in net unrealized appreciation (depreciation)		86,793,647
Net gain (loss)		112,224,641
Net increase (decrease) in net assets resulting from operations		$ 120,906,226

Statement of Changes in Net Assets

	Six months ended March 31, 2014 (Unaudited)	Year ended September 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,681,585	$ 11,909,296
Net realized gain (loss)	25,430,994	27,372,753
Change in net unrealized appreciation (depreciation)	86,793,647	143,262,072
Net increase (decrease) in net assets resulting from operations	120,906,226	182,544,121
Distributions to shareholders from net investment income	(12,072,494)	(10,099,876)
Distributions to shareholders from net realized gain	(32,360,546)	(1,420,708)
Total distributions	(44,433,040)	(11,520,584)
Share transactions - net increase (decrease)	198,846,928	249,844,889
Total increase (decrease) in net assets	275,320,114	420,868,426

Net Assets
Beginning of period	1,235,190,610	814,322,184
End of period (including undistributed net investment income of $6,167,824 and undistributed net investment income of $9,558,733, respectively)	$ 1,510,510,724	$ 1,235,190,610

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18	$ 10.94
Income from Investment Operations
Net investment income (loss) E	.09	.14	.14	.13	.11	.14
Net realized and unrealized gain (loss)	1.41	2.38	2.43	(.58)	1.06	.27
Total from investment operations	1.50	2.52	2.57	(.45)	1.17	.41
Distributions from net investment income	(.11)	(.14)	(.14)	(.13)	(.11)	(.17)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.54) K	(.17) J	(.16)	(.16)	(.12) I	(.17)
Net asset value, end of period	$ 17.34	$ 16.38	$ 14.03	$ 11.62	$ 12.23	$ 11.18
Total Return B, C, D	9.34%	18.14%	22.30%	(3.85)%	10.56%	4.30%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of fee waivers, if any	1.03% A	1.05%	1.08%	1.10%	1.10%	1.17%
Expenses net of all reductions	1.03% A	1.03%	1.07%	1.08%	1.08%	1.16%
Net investment income (loss)	1.02% A	.91%	1.07%	1.00%	.93%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,258	$ 82,805	$ 66,048	$ 50,854	$ 45,550	$ 22,506
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.024 per share.

K Total distributions of $.54 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.423 per share.

Financial Highlights - Class T

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.06	.09	.10	.10	.08	.11
Net realized and unrealized gain (loss)	1.40	2.38	2.41	(.58)	1.06	.27
Total from investment operations	1.46	2.47	2.51	(.48)	1.14	.38
Distributions from net investment income	(.08)	(.10)	(.10)	(.10)	(.08)	(.15)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.50)	(.12)	(.12)	(.13)	(.09) I	(.15)
Net asset value, end of period	$ 17.28	$ 16.32	$ 13.97	$ 11.58	$ 12.19	$ 11.14
Total Return B, C, D	9.15%	17.85%	21.86%	(4.08)%	10.33%	3.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.33% A	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of fee waivers, if any	1.33% A	1.35%	1.36%	1.35%	1.36%	1.44%
Expenses net of all reductions	1.33% A	1.33%	1.35%	1.33%	1.33%	1.43%
Net investment income (loss)	.72% A	.61%	.80%	.75%	.68%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,758	$ 13,606	$ 10,604	$ 8,449	$ 7,154	$ 5,491
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09	$ 10.84
Income from Investment Operations
Net investment income (loss) E	.02	.01	.03	.02	.01	.06
Net realized and unrealized gain (loss)	1.41	2.38	2.41	(.57)	1.06	.28
Total from investment operations	1.43	2.39	2.44	(.55)	1.07	.34
Distributions from net investment income	-	(.02)	(.01)	(.01)	(.03)	(.09)
Distributions from net realized gain	(.40)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.40)	(.04)	(.03)	(.04)	(.04) I	(.09)
Net asset value, end of period	$ 17.32	$ 16.29	$ 13.94	$ 11.53	$ 12.12	$ 11.09
Total Return B, C, D	8.92%	17.19%	21.24%	(4.60)%	9.70%	3.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.84% A	1.88%	1.91%	1.91%	1.94%	1.98%
Expenses net of fee waivers, if any	1.84% A	1.88%	1.91%	1.91%	1.93%	1.98%
Expenses net of all reductions	1.84% A	1.86%	1.89%	1.89%	1.91%	1.97%
Net investment income (loss)	.22% A	.08%	.25%	.18%	.10%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,882	$ 3,071	$ 2,996	$ 2,898	$ 3,798	$ 3,123
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08	$ 10.82
Income from Investment Operations
Net investment income (loss) E	.02	.02	.04	.03	.02	.07
Net realized and unrealized gain (loss)	1.39	2.35	2.41	(.58)	1.06	.28
Total from investment operations	1.41	2.37	2.45	(.55)	1.08	.35
Distributions from net investment income	(.01)	(.04)	(.05)	(.05)	(.04)	(.09)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.43)	(.06)	(.07)	(.08)	(.06)	(.09)
Net asset value, end of period	$ 17.14	$ 16.16	$ 13.85	$ 11.47	$ 12.10	$ 11.08
Total Return B, C, D	8.91%	17.22%	21.44%	(4.62)%	9.75%	3.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81% A	1.84%	1.84%	1.84%	1.87%	1.94%
Expenses net of fee waivers, if any	1.81% A	1.83%	1.84%	1.84%	1.87%	1.94%
Expenses net of all reductions	1.81% A	1.81%	1.83%	1.82%	1.84%	1.93%
Net investment income (loss)	.24% A	.13%	.32%	.26%	.17%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,308	$ 21,781	$ 17,243	$ 13,379	$ 9,945	$ 7,179
Portfolio turnover rate G	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24	$ 10.99
Income from Investment Operations
Net investment income (loss) D	.11	.18	.18	.17	.14	.16
Net realized and unrealized gain (loss)	1.42	2.40	2.43	(.58)	1.07	.27
Total from investment operations	1.53	2.58	2.61	(.41)	1.21	.43
Distributions from net investment income	(.17)	(.18)	(.17)	(.15)	(.12)	(.18)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.59)	(.20)	(.19)	(.18)	(.14)	(.18)
Net asset value, end of period	$ 17.46	$ 16.52	$ 14.14	$ 11.72	$ 12.31	$ 11.24
Total Return B, C	9.47%	18.52%	22.53%	(3.51)%	10.81%	4.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.75% A	.77%	.81%	.82%	.86%	.95%
Expenses net of fee waivers, if any	.75% A	.77%	.81%	.82%	.86%	.95%
Expenses net of all reductions	.74% A	.75%	.80%	.80%	.84%	.94%
Net investment income (loss)	1.31% A	1.19%	1.35%	1.27%	1.17%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,361,489	$ 1,100,838	$ 706,722	$ 557,908	$ 592,472	$ 528,720
Portfolio turnover rate F	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

	Six months ended March 31, 2014	Years ended September 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24	$ 11.00
Income from Investment Operations
Net investment income (loss) D	.11	.18	.18	.17	.14	.17
Net realized and unrealized gain (loss)	1.42	2.39	2.43	(.59)	1.07	.28
Total from investment operations	1.53	2.57	2.61	(.42)	1.21	.45
Distributions from net investment income	(.16)	(.17)	(.17)	(.16)	(.14)	(.21)
Distributions from net realized gain	(.42)	(.02)	(.02)	(.03)	(.02)	-
Total distributions	(.59) J	(.20) I	(.19)	(.19)	(.15) H	(.21)
Net asset value, end of period	$ 17.42	$ 16.48	$ 14.11	$ 11.69	$ 12.30	$ 11.24
Total Return B, C	9.48%	18.45%	22.60%	(3.58)%	10.89%	4.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.77% A	.79%	.81%	.81%	.83%	.82%
Expenses net of fee waivers, if any	.77% A	.79%	.81%	.81%	.83%	.82%
Expenses net of all reductions	.77% A	.77%	.79%	.79%	.80%	.81%
Net investment income (loss)	1.29% A	1.17%	1.35%	1.29%	1.21%	1.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,816	$ 13,088	$ 10,710	$ 8,600	$ 6,351	$ 1,524
Portfolio turnover rate F	21% A	22%	21%	20%	25%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .20%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.024 per share.

J Total distributions of $.59 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.423 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2014 (Unaudited)

1. Organization.

Fidelity Asset Manager® 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class C, Asset Manager and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	.04%
Fidelity Equity Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than .01% to .01%
Fidelity Emerging Markets Debt Central Fund	FMRC	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.20%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Repurchase Agreements Restricted Securities	Less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.	Repurchase Agreements	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Investment Grade Bond Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swaps	Less than .01%
Fidelity Money Market Central Funds	FIMM	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2014, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Asset Manager 20%	$ 4,423,633,374	$ 518,774,546	$ (5,013,833)	$ 513,760,713
Fidelity Asset Manager 30%	675,464,886	72,662,353	(1,981,426)	70,680,927
Fidelity Asset Manager 40%	621,468,165	80,198,116	(1,486,745)	78,711,371
Fidelity Asset Manager 50%	6,470,955,824	1,672,366,381	(82,634,989)	1,589,731,392
Fidelity Asset Manager 60%	990,944,220	202,688,649	(1,523,383)	201,165,266
Fidelity Asset Manager 70%	3,162,150,001	853,573,469	(96,947,753)	756,625,716
Fidelity Asset Manager 85%	1,211,054,693	323,223,575	(23,760,485)	299,463,090

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018
Fidelity Asset Manager 70%	$ (47,389,599)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 20%
Equity Risk
Futures Contracts	$ 6,013,931	$ 413,288
Totals (a)	$ 6,013,931	$ 413,288
Fidelity Asset Manager 30%
Equity Risk
Futures Contracts	$ 761,273	$ 71,985
Totals (a)	$ 761,273	$ 71,985
Fidelity Asset Manager 40%
Equity Risk
Futures Contracts	$ 814,690	$ 21,180
Totals (a)	$ 814,690	$ 21,180
Fidelity Asset Manager 50%
Equity Risk
Futures Contracts	$ 10,931,474	$ 103,276
Totals (a)	$ 10,931,474	$ 103,276

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Asset Manager 60%
Equity Risk
Futures Contracts	$ 1,417,740	$ 32,240
Totals (a)	$ 1,417,740	$ 32,240
Fidelity Asset Manager 70%
Equity Risk
Futures Contracts	$ 4,481,239	$ 282,796
Totals (a)	$ 4,481,239	$ 282,796
Fidelity Asset Manager 85%
Equity Risk
Futures Contracts	$ 2,109,828	$ (4,668)
Totals (a)	$ 2,109,828	$ (4,668)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Equity and Fixed-Income Central Funds, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	161,447,945	321,362,079
Fidelity Asset Manager 30%	120,171,434	32,569,941
Fidelity Asset Manager 40%	147,730,692	29,315,231
Fidelity Asset Manager 50%	347,128,948	435,972,120
Fidelity Asset Manager 60%	220,868,144	46,463,911
Fidelity Asset Manager 70%	311,699,950	219,335,915
Fidelity Asset Manager 85%	278,712,801	141,613,154

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows.

Fund Name	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.11%	.41%
Fidelity Asset Manager 30%	.30%	.11%	.41%
Fidelity Asset Manager 40%	.30%	.11%	.41%
Fidelity Asset Manager 50%	.25%	.25%	.50%
Fidelity Asset Manager 60%	.30%	.25%	.55%
Fidelity Asset Manager 70%	.30%	.25%	.55%
Fidelity Asset Manager 85%	.30%	.25%	.55%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 51,885	$ 2,014
Class T	.25%	.25%	49,514	308
Class B	.75%	.25%	13,149	9,929
Class C	.75%	.25%	122,843	30,280
			$ 237,391	$ 42,531
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 20,697	$ 1,869
Class T	.25%	.25%	18,436	39
Class B	.75%	.25%	5,189	4,051
Class C	.75%	.25%	66,196	23,340
			$ 110,518	$ 29,299
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 22,439	$ 3,337
Class T	.25%	.25%	18,316	90
Class B	.75%	.25%	5,359	4,035
Class C	.75%	.25%	56,285	16,402
			$ 102,399	$ 23,864
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 89,088	$ 8,362
Class T	.25%	.25%	74,640	218
Class B	.75%	.25%	19,355	14,614
Class C	.75%	.25%	172,905	43,582
			$ 355,988	$ 66,776
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 58,553	$ 4,529
Class T	.25%	.25%	35,514	146
Class B	.75%	.25%	8,820	6,684
Class C	.75%	.25%	105,804	38,655
			$ 208,691	$ 50,014
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 165,600	$ 4,353
Class T	.25%	.25%	114,128	602
Class B	.75%	.25%	27,147	20,430
Class C	.75%	.25%	248,623	39,012
			$ 555,498	$ 64,397

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Asset Manager 85%	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 98,130	$ 1,265
Class T	.25%	.25%	38,060	125
Class B	.75%	.25%	15,097	11,456
Class C	.75%	.25%	120,809	29,381
			$ 272,096	$ 42,227

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 4,632
Class T	1,757
Class B*	1,241
Class C*	5,675
$ 13,305
Fidelity Asset Manager 30%
Class A	$ 9,167
Class T	1,985
Class B*	443
Class C*	2,455
$ 14,050
Fidelity Asset Manager 40%
Class A	$ 16,782
Class T	3,602
Class B*	65
Class C*	1,382
$ 21,831
Fidelity Asset Manager 50%
Class A	$ 28,030
Class T	5,090
Class B*	917
Class C*	3,915
$ 37,952
Fidelity Asset Manager 60%
Class A	$ 25,516
Class T	4,026
Class B*	652
Class C*	2,653
$ 32,847
Fidelity Asset Manager 70%
Class A	$ 22,746
Class T	7,088
Class B*	880
Class C*	4,749
$ 35,463
Fidelity Asset Manager 85%
Class A	$ 22,997
Class T	4,075
Class B*	1,197
Class C*	1,824
$ 30,093

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Fidelity Asset Manager 20%	Amount	% of Average Net Assets*
Class A	$ 26,616.13
Class T	15,183.15
Class B	2,107.16
Class C	18,910.15
Asset Manager 20%	2,002,158.08
Institutional Class	19,506.12
	$ 2,084,480
Fidelity Asset Manager 30%
Class A	$ 10,759.13
Class T	5,808.16
Class B	840.16
Class C	9,399.14
Asset Manager 30%	245,361.08
Institutional Class	5,481.14
	$ 277,648
Fidelity Asset Manager 40%
Class A	$ 11,570.13
Class T	5,205.14
Class B	751.14
Class C	8,101.14
Asset Manager 40%	233,132.08
Institutional Class	1,031.13
	$ 259,790
Fidelity Asset Manager 50%
Class A	$ 64,594.18
Class T	29,382.20
Class B	3,573.18
Class C	34,426.20
Asset Manager 50%	5,160,701.13
Institutional Class	22,593.18
	$ 5,315,269
Fidelity Asset Manager 60%
Class A	$ 41,271.18
Class T	13,420.19
Class B	1,940.22
Class C	20,214.19
Asset Manager 60%	556,877.11
Institutional Class	8,313.19
	$ 642,035
Fidelity Asset Manager 70%
Class A	$ 129,275.20
Class T	46,243.20
Class B	7,586.28
Class C	48,354.19
Asset Manager 70%	2,316,314.13
Institutional Class	32,174.18
	$ 2,579,946

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Fidelity Asset Manager 85%	Amount	% of Average Net Assets*

Class A	$ 73,404.19
Class T	17,909.24
Class B	3,616.24
Class C	25,616.21
Asset Manager 85%	921,960.15
Institutional Class	13,244.17
	$ 1,055,749

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Asset Manager 20%	$ 6,436
Fidelity Asset Manager 30%	848
Fidelity Asset Manager 40%	762
Fidelity Asset Manager 50%	10,166
Fidelity Asset Manager 60%	1,327
Fidelity Asset Manager 70%	4,785
Fidelity Asset Manager 85%	1,731

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 8,909	$ -
Fidelity Asset Manager 30%	2,693	1
Fidelity Asset Manager 40%	3,156	1
Fidelity Asset Manager 50%	38,152	-
Fidelity Asset Manager 60%	7,655	1
Fidelity Asset Manager 70%	28,695	-
Fidelity Asset Manager 85%	13,817	1

Semiannual Report

8. Expense Reductions - continued

In addition, the investment adviser reimbursed a portion of each Fund's operating expenses during the period as follows:

Reimbursement
Fidelity Asset Manager 20%	$ 3,301
Fidelity Asset Manager 30%	1,026
Fidelity Asset Manager 40%	655
Fidelity Asset Manager 50%	21,132
Fidelity Asset Manager 60%	894
Fidelity Asset Manager 70%	11,274
Fidelity Asset Manager 85%	4,060

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20%
From net investment income
Class A	$ 198,023	$ 479,180
Class T	67,696	153,380
Class B	2,588	7,798
Class C	25,507	73,479
Asset Manager 20%	30,145,995	63,713,389
Institutional Class	199,315	417,892
Total	$ 30,639,124	$ 64,845,118
From net realized gain
Class A	$ 933,007	$ 938,257
Class T	441,467	394,767
Class B	59,909	54,940
Class C	547,699	461,388
Asset Manager 20%	105,090,102	93,409,011
Institutional Class	718,662	621,984
Total	$ 107,790,846	$ 95,880,347
Fidelity Asset Manager 30%
From net investment income
Class A	$ 79,151	$ 135,255
Class T	24,043	53,266
Class B	1,315	3,647
Class C	18,210	36,680
Asset Manager 30%	4,085,707	6,258,064
Institutional Class	46,592	42,424
Total	$ 4,255,018	$ 6,529,336
From net realized gain
Class A	$ 275,244	$ 201,136
Class T	124,916	120,146
Class B	18,248	19,017
Class C	225,987	142,208
Asset Manager 30%	10,615,906	6,625,598
Institutional Class	138,169	38,861
Total	$ 11,398,470	$ 7,146,966

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 40%
From net investment income
Class A	$ 109,470	$ 158,417
Class T	38,081	39,541
Class B	2,631	1,513
Class C	31,371	19,828
Asset Manager 40%	4,183,594	5,081,687
Institutional Class	10,159	11,858
Total	$ 4,375,306	$ 5,312,844
From net realized gain
Class A	$ 452,005	$ 184,146
Class T	184,205	63,920
Class B	27,043	10,654
Class C	281,252	88,165
Asset Manager 40%	14,138,549	4,600,582
Institutional Class	36,402	10,612
Total	$ 15,119,456	$ 4,958,079
Fidelity Asset Manager 50%
From net investment income
Class A	$ 373,932	$ 741,245
Class T	121,921	222,996
Class B	6,470	13,979
Class C	62,085	103,090
Asset Manager 50%	51,827,813	99,187,965
Institutional Class	157,713	251,043
Total	$ 52,549,934	$ 100,520,318
From net realized gain
Class A	$ 3,577,054	$ 56,331
Class T	1,490,193	20,938
Class B	194,323	3,654
Class C	1,732,377	21,738
Asset Manager 50%	379,416,820	6,215,885
Institutional Class	1,258,832	15,422
Total	$ 387,669,599	$ 6,333,968
Fidelity Asset Manager 60%
From net investment income
Class A	$ 356,588	$ 328,716
Class T	80,854	63,101
Class C	69,650	25,403
Asset Manager 60%	10,035,862	7,048,830
Institutional Class	83,544	95,899
Total	$ 10,626,498	$ 7,561,949
From net realized gain
Class A	$ 1,985,006	$ 413,664
Class T	623,199	117,788
Class B	76,551	17,787
Class C	918,282	118,551
Asset Manager 60%	40,223,730	6,524,537
Institutional Class	370,405	95,899
Total	$ 44,197,173	$ 7,288,226

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,033,151	$ 1,324,356
Class T	244,099	339,999
Class B	-	3,770
Class C	91,021	146,051
Asset Manager 70%	37,644,867	39,066,778
Institutional Class	385,345	413,566
Total	$ 39,398,483	$ 41,294,520
From net realized gain
Class A	$ 474,865	$ 208,014
Class T	164,213	71,831
Class B	8,517	12,568
Class C	182,043	65,396
Asset Manager 70%	12,380,976	4,744,953
Institutional Class	131,408	51,696
Total	$ 13,342,022	$ 5,154,458
Fidelity Asset Manager 85%
From net investment income
Class A	$ 513,103	$ 676,599
Class T	68,362	72,835
Class B	-	3,120
Class C	15,442	49,012
Asset Manager 85%	11,337,925	9,165,124
Institutional Class	137,662	133,186
Total	$ 12,072,494	$ 10,099,876
From net realized gain
Class A	$ 1,903,881	$ 114,355
Class T	366,040	17,837
Class B	71,038	4,992
Class C	593,821	29,407
Asset Manager 85%	29,066,316	1,235,747
Institutional Class	359,450	18,370
Total	$ 32,360,546	$ 1,420,708

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20%
Class A
Shares sold	373,179	1,072,310	$ 4,993,681	$ 14,229,542
Reinvestment of distributions	83,470	103,451	1,101,599	1,359,185
Shares redeemed	(808,063)	(1,437,277)	(10,840,239)	(19,068,299)
Net increase (decrease)	(351,414)	(261,516)	$ (4,744,959)	$ (3,479,572)
Class T
Shares sold	114,115	503,660	$ 1,528,723	$ 6,684,808
Reinvestment of distributions	33,513	35,623	441,342	467,031
Shares redeemed	(137,000)	(472,247)	(1,833,498)	(6,260,470)
Net increase (decrease)	10,628	67,036	$ 136,567	$ 891,369

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 20% - continued
Class B
Shares sold	1,563	46,709	$ 20,885	$ 618,923
Reinvestment of distributions	4,136	3,859	54,367	50,446
Shares redeemed	(30,699)	(51,804)	(410,533)	(685,608)
Net increase (decrease)	(25,000)	(1,236)	$ (335,281)	$ (16,239)
Class C
Shares sold	273,835	626,504	$ 3,659,843	$ 8,291,054
Reinvestment of distributions	38,696	35,345	507,841	461,389
Shares redeemed	(304,041)	(495,012)	(4,064,142)	(6,542,594)
Net increase (decrease)	8,490	166,837	$ 103,542	$ 2,209,849
Asset Manager 20%
Shares sold	37,000,456	96,013,989	$ 497,560,944	$ 1,277,520,736
Reinvestment of distributions	9,910,989	11,559,495	131,077,062	152,172,535
Shares redeemed	(40,513,008)	(100,546,326)	(544,816,790)	(1,338,047,432)
Net increase (decrease)	6,398,437	7,027,158	$ 83,821,216	$ 91,645,839
Institutional Class
Shares sold	290,711	651,514	$ 3,903,705	$ 8,663,645
Reinvestment of distributions	64,027	72,138	846,126	949,473
Shares redeemed	(389,955)	(543,569)	(5,243,562)	(7,226,120)
Net increase (decrease)	(35,217)	180,083	$ (493,731)	$ 2,386,998
Fidelity Asset Manager 30%
Class A
Shares sold	356,869	653,584	$ 3,752,902	$ 6,686,244
Reinvestment of distributions	32,960	31,306	340,997	315,241
Shares redeemed	(148,709)	(363,052)	(1,567,848)	(3,699,867)
Net increase (decrease)	241,120	321,838	$ 2,526,051	$ 3,301,618
Class T
Shares sold	196,763	233,362	$ 2,066,290	$ 2,373,957
Reinvestment of distributions	13,528	14,971	139,703	150,319
Shares redeemed	(140,455)	(215,479)	(1,477,062)	(2,204,813)
Net increase (decrease)	69,836	32,854	$ 728,931	$ 319,463
Class B
Shares sold	2,401	12,613	$ 25,284	$ 128,712
Reinvestment of distributions	1,737	2,116	17,914	21,172
Shares redeemed	(16,980)	(21,474)	(178,306)	(218,847)
Net increase (decrease)	(12,842)	(6,745)	$ (135,108)	$ (68,963)
Class C
Shares sold	385,108	572,959	$ 4,040,051	$ 5,839,804
Reinvestment of distributions	23,153	17,198	238,120	171,974
Shares redeemed	(164,908)	(218,996)	(1,727,710)	(2,229,117)
Net increase (decrease)	243,353	371,161	$ 2,550,461	$ 3,782,661
Asset Manager 30%
Shares sold	18,216,943	31,117,234	$ 191,782,663	$ 318,211,749
Reinvestment of distributions	1,389,294	1,251,916	14,384,621	12,630,820
Shares redeemed	(7,982,170)	(14,550,386)	(83,944,400)	(148,859,342)
Net increase (decrease)	11,624,067	17,818,764	$ 122,222,884	$ 181,983,227
Institutional Class
Shares sold	462,727	328,145	$ 4,869,988	$ 3,369,248
Reinvestment of distributions	16,421	7,390	169,956	74,686
Shares redeemed	(77,495)	(95,257)	(813,845)	(981,606)
Net increase (decrease)	401,653	240,278	$ 4,226,099	$ 2,462,328

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 40%
Class A
Shares sold	632,118	732,687	$ 6,808,175	$ 7,536,895
Reinvestment of distributions	52,702	33,419	552,753	335,702
Shares redeemed	(286,226)	(650,778)	(3,080,088)	(6,748,346)
Net increase (decrease)	398,594	115,328	$ 4,280,840	$ 1,124,251
Class T
Shares sold	118,069	325,545	$ 1,267,578	$ 3,361,131
Reinvestment of distributions	17,659	9,741	185,030	97,523
Shares redeemed	(81,365)	(156,208)	(871,624)	(1,602,375)
Net increase (decrease)	54,363	179,078	$ 580,984	$ 1,856,279
Class B
Shares sold	37,350	16,536	$ 401,241	$ 171,081
Reinvestment of distributions	2,676	1,106	28,090	11,045
Shares redeemed	(3,889)	(27,889)	(41,391)	(286,480)
Net increase (decrease)	36,137	(10,247)	$ 387,940	$ (104,354)
Class C
Shares sold	410,074	336,075	$ 4,395,843	$ 3,473,006
Reinvestment of distributions	28,704	10,381	300,271	103,548
Shares redeemed	(98,776)	(149,612)	(1,056,222)	(1,532,971)
Net increase (decrease)	340,002	196,844	$ 3,639,892	$ 2,043,583
Asset Manager 40%
Shares sold	18,334,557	24,119,194	$ 196,805,837	$ 247,892,288
Reinvestment of distributions	1,719,815	941,992	18,025,572	9,473,812
Shares redeemed	(6,105,253)	(11,163,945)	(65,559,355)	(114,965,823)
Net increase (decrease)	13,949,119	13,897,241	$ 149,272,054	$ 142,400,277
Institutional Class
Shares sold	75,276	70,452	$ 806,050	$ 729,401
Reinvestment of distributions	4,098	1,870	42,944	18,813
Shares redeemed	(25,675)	(50,222)	(276,884)	(520,470)
Net increase (decrease)	53,699	22,100	$ 572,110	$ 227,744
Fidelity Asset Manager 50%
Class A
Shares sold	796,407	1,449,019	$ 14,236,760	$ 24,581,030
Reinvestment of distributions	220,464	45,191	3,772,217	752,382
Shares redeemed	(1,055,287)	(1,095,633)	(18,806,304)	(18,586,263)
Net increase (decrease)	(38,416)	398,577	$ (797,327)	$ 6,747,149
Class T
Shares sold	218,700	663,909	$ 3,889,204	$ 11,208,621
Reinvestment of distributions	92,655	13,977	1,584,921	232,652
Shares redeemed	(189,549)	(431,674)	(3,358,158)	(7,344,423)
Net increase (decrease)	121,806	246,212	$ 2,115,967	$ 4,096,850
Class B
Shares sold	13,131	18,595	$ 232,711	$ 317,435
Reinvestment of distributions	9,804	832	167,464	13,783
Shares redeemed	(22,371)	(57,076)	(397,547)	(958,706)
Net increase (decrease)	564	(37,649)	$ 2,628	$ (627,488)
Class C
Shares sold	423,330	740,412	$ 7,480,929	$ 12,534,043
Reinvestment of distributions	90,330	6,106	1,538,470	101,096
Shares redeemed	(178,805)	(324,505)	(3,156,594)	(5,513,484)
Net increase (decrease)	334,855	422,013	$ 5,862,805	$ 7,121,655

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Asset Manager 50%
Shares sold	35,013,416	52,511,533	$ 621,254,847	$ 892,040,605
Reinvestment of distributions	24,407,014	6,122,585	419,081,529	102,124,495
Shares redeemed	(32,658,788)	(61,301,083)	(579,727,753)	(1,040,806,221)
Net increase (decrease)	26,761,642	(2,666,965)	$ 460,608,623	$ (46,641,121)
Institutional Class
Shares sold	338,933	607,378	$ 6,076,553	$ 10,245,736
Reinvestment of distributions	77,156	14,565	1,322,750	242,976
Shares redeemed	(133,183)	(317,709)	(2,359,754)	(5,403,875)
Net increase (decrease)	282,906	304,234	$ 5,039,549	$ 5,084,837
Fidelity Asset Manager 60%
Class A
Shares sold	1,031,304	1,450,767	$ 11,515,291	$ 15,389,690
Reinvestment of distributions	211,037	73,353	2,281,311	732,795
Shares redeemed	(585,680)	(1,442,772)	(6,544,708)	(15,452,485)
Net increase (decrease)	656,661	81,348	$ 7,251,894	$ 670,000
Class T
Shares sold	162,827	354,359	$ 1,834,398	$ 3,751,085
Reinvestment of distributions	63,652	17,437	686,165	173,843
Shares redeemed	(186,824)	(270,534)	(2,097,747)	(2,824,279)
Net increase (decrease)	39,655	101,262	$ 422,816	$ 1,100,649
Class B
Shares sold	13,693	32,445	$ 154,032	$ 344,999
Reinvestment of distributions	6,303	1,682	68,266	16,834
Shares redeemed	(22,247)	(48,869)	(250,304)	(511,923)
Net increase (decrease)	(2,251)	(14,742)	$ (28,006)	$ (150,090)
Class C
Shares sold	585,527	863,812	$ 6,533,371	$ 9,144,225
Reinvestment of distributions	87,114	13,615	932,996	135,192
Shares redeemed	(222,761)	(224,211)	(2,462,053)	(2,344,110)
Net increase (decrease)	449,880	653,216	$ 5,004,314	$ 6,935,307
Asset Manager 60%
Shares sold	23,232,510	34,839,686	$ 261,361,588	$ 366,719,567
Reinvestment of distributions	4,594,576	1,340,899	49,805,206	13,422,397
Shares redeemed	(7,528,076)	(15,008,590)	(84,850,169)	(159,263,852)
Net increase (decrease)	20,299,010	21,171,995	$ 226,316,625	$ 220,878,112
Institutional Class
Shares sold	118,917	160,584	$ 1,341,721	$ 1,703,978
Reinvestment of distributions	39,401	18,042	427,103	180,782
Shares redeemed	(101,600)	(295,925)	(1,159,588)	(3,146,348)
Net increase (decrease)	56,718	(117,299)	$ 609,236	$ (1,261,588)
Fidelity Asset Manager 70%
Class A
Shares sold	634,258	1,287,419	$ 12,888,243	$ 23,452,490
Reinvestment of distributions	71,653	83,843	1,420,170	1,438,739
Shares redeemed	(624,520)	(1,797,709)	(12,639,883)	(32,849,347)
Net increase (decrease)	81,391	(426,447)	$ 1,668,530	$ (7,958,118)
Class T
Shares sold	191,645	339,651	$ 3,916,680	$ 6,181,137
Reinvestment of distributions	19,544	22,597	387,747	388,219
Shares redeemed	(205,962)	(582,162)	(4,175,387)	(10,591,002)
Net increase (decrease)	5,227	(219,914)	$ 129,040	$ (4,021,646)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2014	Year ended September 30, 2013	Six months ended March 31, 2014	Year ended September 30, 2013
Fidelity Asset Manager 70% - continued
Class B
Shares sold	5,352	13,127	$ 107,698	$ 236,917
Reinvestment of distributions	386	859	7,726	14,844
Shares redeemed	(61,230)	(188,800)	(1,259,172)	(3,433,038)
Net increase (decrease)	(55,492)	(174,814)	$ (1,143,748)	$ (3,181,277)
Class C
Shares sold	316,275	431,551	$ 6,405,562	$ 7,910,563
Reinvestment of distributions	12,613	11,078	249,613	190,092
Shares redeemed	(191,644)	(275,792)	(3,874,177)	(4,970,010)
Net increase (decrease)	137,244	166,837	$ 2,780,998	$ 3,130,645
Asset Manager 70%
Shares sold	17,631,439	28,246,048	$ 359,285,356	$ 516,657,613
Reinvestment of distributions	2,479,485	2,510,724	49,168,187	43,109,127
Shares redeemed	(11,779,718)	(23,977,212)	(239,521,664)	(436,891,308)
Net increase (decrease)	8,331,206	6,779,560	$ 168,931,879	$ 122,875,432
Institutional Class
Shares sold	339,098	531,511	$ 6,878,624	$ 9,726,788
Reinvestment of distributions	25,659	26,717	509,076	459,001
Shares redeemed	(146,820)	(682,888)	(2,978,209)	(12,618,227)
Net increase (decrease)	217,937	(124,660)	$ 4,409,491	$ (2,432,438)
Fidelity Asset Manager 85%
Class A
Shares sold	645,531	1,422,130	$ 10,931,203	$ 21,562,311
Reinvestment of distributions	145,475	55,905	2,374,156	777,639
Shares redeemed	(1,100,926)	(1,131,712)	(18,387,201)	(17,144,798)
Net increase (decrease)	(309,920)	346,323	$ (5,081,842)	$ 5,195,152
Class T
Shares sold	174,125	255,386	$ 2,936,503	$ 3,800,849
Reinvestment of distributions	26,314	6,408	428,386	89,010
Shares redeemed	(64,369)	(186,981)	(1,090,916)	(2,769,038)
Net increase (decrease)	136,070	74,813	$ 2,273,973	$ 1,120,821
Class B
Shares sold	1,389	10,516	$ 23,434	$ 158,919
Reinvestment of distributions	4,022	539	65,673	7,499
Shares redeemed	(27,503)	(37,423)	(466,052)	(551,324)
Net increase (decrease)	(22,092)	(26,368)	$ (376,945)	$ (384,906)
Class C
Shares sold	323,675	379,470	$ 5,439,135	$ 5,643,922
Reinvestment of distributions	36,961	5,384	597,292	74,359
Shares redeemed	(114,827)	(282,321)	(1,911,482)	(4,132,142)
Net increase (decrease)	245,809	102,533	$ 4,124,945	$ 1,586,139
Asset Manager 85%
Shares sold	16,303,231	28,559,921	$ 278,008,943	$ 423,445,322
Reinvestment of distributions	2,430,934	731,320	39,915,939	10,238,478
Shares redeemed	(7,391,308)	(12,632,337)	(125,899,415)	(191,882,465)
Net increase (decrease)	11,342,857	16,658,904	$ 192,025,467	$ 241,801,335
Institutional Class
Shares sold	417,429	281,737	$ 7,152,538	$ 4,299,430
Reinvestment of distributions	29,297	10,653	479,884	148,714
Shares redeemed	(103,203)	(257,406)	(1,751,092)	(3,921,796)
Net increase (decrease)	343,523	34,984	$ 5,881,330	$ 526,348

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following fund:

Fund	% of shares owned
Fidelity Asset Manager 60%	30%

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0514
1.878285.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 23, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 23, 2014